UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-04015
Investment Company Act File Number
Eaton Vance Mutual Funds Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
July 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments
Eaton Vance Build America Bond Fund
Eaton Vance Emerging Markets Local Income Fund
Eaton Vance Floating-Rate Fund
Eaton Vance Floating-Rate Advantage Fund
Eaton Vance Floating-Rate & High Income Fund
Eaton Vance Global Dividend Income Fund
          (formerly Eaton Vance Dividend Income Fund)
Eaton Vance Global Macro Absolute Return Fund
Eaton Vance Government Obligations Fund
Eaton Vance High Income Opportunities Fund
Eaton Vance International Equity Fund
Eaton Vance International Income Fund
Eaton Vance Low Duration Fund
Eaton Vance Multi-Strategy Absolute Return Fund
          (formerly Eaton Vance Diversified Income Fund)
Eaton Vance Strategic Income Fund
Eaton Vance Structured Emerging Markets Fund
Eaton Vance Tax-Managed Global Dividend Income Fund
          (formerly Eaton Vance Tax-Managed Dividend Income Fund)
Eaton Vance Tax-Managed Equity Asset Allocation Fund
Eaton Vance Tax-Managed International Equity Fund
Eaton Vance Tax-Managed Mid-Cap Core Fund
Eaton Vance Tax-Managed Multi-Cap Growth Fund
Eaton Vance Tax-Managed Small-Cap Fund
Eaton Vance Tax-Managed Small-Cap Value Fund
Eaton Vance Tax-Managed Value Fund
Eaton Vance U.S. Government Money Market Fund

Eaton Vance U.S. Government Money Market Fund	as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Government-Backed Corporate Bonds(1) — 3.8%

Principal
Amount
(000’s omitted)	Security	Value
Banks and Money Services — 3.3%
$1,175	Bank of America, MTN, 0.718%, 12/23/10(2)	$1,176,494
1,000	Citibank, 0.528%, 7/12/11(2)	1,001,325
500	Citigroup, Inc., 1.087%, 12/9/10(2)	500,983
1,500	Goldman Sachs Group, Inc., 1.036%, 12/3/10(2)	1,503,623
1,000	JPMorgan Chase & Co., 2.625%, 12/1/10	1,007,369
500	JPMorgan Chase & Co., 0.663%, 4/1/11(2)	500,833

		$5,690,627

Diversified Financial Services — 0.5%
$940	General Electric Capital Corp., MTN, 1.167%, 12/9/10(2)	$942,118

		$942,118

Total Government-Backed Corporate Bonds (amortized cost $6,632,745)		$6,632,745

U.S. Government Agency Obligations — 71.2%

Principal
Amount
(000’s omitted)	Security	Value
	Federal Home Loan Bank:
$2,500	0.42%, 9/21/10	$2,500,608
2,000	0.28%, 11/10/10	2,000,133
5,000	0.45%, 2/25/11	5,000,000
833	0.50%, 3/7/11	833,333
1,000	0.50%, 3/14/11	1,000,168
2,890	1.625%, 3/16/11	2,909,894
2,000	0.57%, 4/13/11	2,000,000
1,500	0.27%, 5/27/11(2)	1,500,000
670	0.28%, 5/27/11(2)	670,000
1,000	0.625%, 5/27/11	999,984
2,000	0.75%, 6/24/11	2,000,000
5,000	Discount Note, 0.17%, 8/4/10	4,999,929
2,262	Discount Note, 0.18%, 8/6/10	2,261,943
900	Discount Note, 0.20%, 8/6/10	899,975
1,861	Discount Note, 0.20%, 8/11/10	1,860,897
3,200	Discount Note, 0.17%, 8/13/10	3,199,819
25,500	Discount Note, 0.17%, 8/20/10	25,497,712
1,766	Discount Note, 0.175%, 8/20/10	1,765,837
1,854	Discount Note, 0.17%, 8/25/10	1,853,790
2,180	Discount Note, 0.30%, 10/1/10	2,178,892
1,000	Discount Note, 0.30%, 11/12/10	999,142
1,500	Discount Note, 0.275%, 12/10/10	1,498,499

		$68,430,555

	Federal Home Loan Mortgage Corp.:
$2,000	3.125%, 10/25/10	$2,013,387
1,610	0.593%, 4/1/11(2)	1,612,263
500	0.277%, 8/5/11(2)	500,465
3,609	Discount Note, 0.17%, 8/9/10	3,608,864
2,500	Discount Note, 0.19%, 8/17/10	2,499,789
4,214	Discount Note, 0.22%, 8/23/10	4,213,433
2,500	Discount Note, 0.20%, 8/27/10	2,499,639
2,500	Discount Note, 0.21%, 9/1/10	2,499,548

1

Principal
Amount
(000’s omitted)	Security	Value
$500	Discount Note, 0.23%, 9/20/10	$499,840
1,559	Discount Note, 0.195%, 10/13/10	1,558,384
3,093	Discount Note, 0.195%, 10/15/10	3,091,743
5,000	Discount Note, 0.32%, 11/16/10	4,995,244
446	Discount Note, 0.32%, 12/7/10	445,493
1,110	Discount Note, 0.28%, 1/19/11	1,108,524

		$31,146,616

	Federal National Mortgage Association:
$2,500	4.50%, 2/15/11	$2,555,720
8,409	Discount Note, 0.19%, 8/2/10	8,408,956
1,659	Discount Note, 0.29%, 9/15/10	1,658,399
2,700	Discount Note, 0.29%, 10/20/10	2,698,260
670	Discount Note, 0.285%, 11/1/10	669,512
1,621	Discount Note, 0.245%, 11/15/10	1,619,831
1,500	Discount Note, 0.25%, 12/1/10	1,498,729
500	Discount Note, 0.30%, 12/15/10	499,433
2,500	Discount Note, 0.25%, 12/20/10	2,497,552
1,500	Discount Note, 0.29%, 2/17/11	1,497,583

		$23,603,975

Total U.S. Government Agency Obligations (amortized cost $123,181,146)		$123,181,146

U.S. Treasury Obligations — 25.8%

Principal
Amount
(000’s omitted)	Security	Value
$23,685	U.S. Treasury Bill, 0.10%, 8/5/10	$23,684,737
5,000	U.S. Treasury Bill, 0.165%, 8/19/10	4,999,587
2,642	U.S. Treasury Bill, 0.12%, 8/26/10	2,641,780
2,500	U.S. Treasury Bill, 0.125%, 8/26/10	2,499,783
3,710	U.S. Treasury Bill, 0.16%, 8/26/10	3,709,588
4,645	U.S. Treasury Bill, 0.16%, 9/2/10	4,644,339
2,500	U.S. Treasury Bill, 0.131%, 9/16/10	2,499,582

Total U.S. Treasury Obligations (amortized cost $44,679,396)		$44,679,396

Total Investments — 100.8% (amortized cost $174,493,287)(3)		$174,493,287

Other Assets, Less Liabilities — (0.8)%		$(1,443,724)

Net Assets — 100.0%		$173,049,563

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

MTN	-	Medium-Term Note

(1)		Bonds are guaranteed by the Federal Deposit Insurance Corporation (FDIC) Temporary Liquidity Guarantee Program. The program provides for the payment of principal and interest by the FDIC in the event of default by the issuer through the earlier of the maturity date of the bond or December 31, 2012, the expiration date of the program.

(2)		Variable rate security. The stated interest rate represents the rate in effect at July 31, 2010.

(3)		Cost for federal income taxes is the same.

2

The Fund did not have any open financial instruments at July 31, 2010.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

At July 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Government-Backed Corporate Bonds	$—	$6,632,745	$—	$6,632,745
U.S. Government Agency Obligations	—	123,181,146	—	123,181,146
U.S. Treasury Obligations	—	44,679,396	—	44,679,396

Total	$—	$174,493,287	$—	$174,493,287

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of July 31, 2010 (Unaudited)

Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2010, the Fund owned 1.5% of Tax-Managed Growth Portfolio’s outstanding interests, 6.2% of Tax-Managed Value Portfolio’s outstanding interests, 44.4% of Tax-Managed International Equity Portfolio’s outstanding interests, 43.3% of Tax-Managed Multi-Cap Growth Portfolio’s outstanding interests, 51.0% of Tax-Managed Small-Cap Value Portfolio’s outstanding interests, 22.5% of Tax-Managed Small-Cap Portfolio’s outstanding interests and 44.8% of Tax-Managed Mid-Cap Core Portfolio’s outstanding interests. The Fund’s Schedule of Investments at July 31, 2010 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets

Tax-Managed Growth Portfolio (identified cost, $158,465,319)	$124,430,608	26.4%

Tax-Managed Value Portfolio (identified cost, $81,323,773)	$114,690,227	24.4%

Tax-Managed International Equity Portfolio (identified cost, $62,824,599)	$76,720,455	16.3%

Tax-Managed Multi-Cap Growth Portfolio (identified cost, $43,306,801)	$52,043,144	11.1%

Tax-Managed Small-Cap Value Portfolio (identified cost, $30,843,297)	$35,886,812	7.6%

Tax-Managed Small-Cap Portfolio (identified cost, $29,843,677)	$35,276,826	7.5%

Tax-Managed Mid-Cap Core Portfolio (identified cost, $24,747,002)	$33,321,302	7.1%

Total Investments in Affiliated Portfolios (identified cost, $431,354,468)	$472,369,374	100.4%

Other Assets, Less Liabilities	$(1,870,652)	(0.4)%

Net Assets	$470,498,722	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical investments

Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At July 31, 2010 and October 31, 2009, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330) for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance Multi-Strategy Absolute Return Fund as of July 31, 2010 (Unaudited)

Eaton Vance Multi-Strategy Absolute Return Fund (formerly Eaton Vance Diversified Income Fund) (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2010, the Fund owned 1.1% of Boston Income Portfolio’s outstanding interests, 1.7% of Floating Rate Portfolio’s outstanding interests, 1.1% of Global Macro Portfolio’s outstanding interests, 0.5% of Government Obligations Portfolio’s outstanding interests, 2.6% of Investment Portfolio’s outstanding interests and 99.9% of Multi-Sector Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at July 31, 2010 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets

Boston Income Portfolio (identified cost, $40,914,424)	$29,893,473	10.4%

Floating Rate Portfolio (identified cost, $96,795,805)	$88,238,069	30.6%

Global Macro Portfolio (identified cost, $72,615,531)	$75,069,073	26.0%

Government Obligations Portfolio (identified cost, $498,691)	$5,490,798	1.9%

Investment Portfolio (identified cost, $13,491,627)	$13,638,923	4.7%

Multi-Sector Portfolio (identified cost, $73,486,104)	$76,844,395	26.7%

Total Investments in Affiliated Portfolios (identified cost $297,802,182)	$289,174,731	100.3%

Other Assets, Less Liabilities	$(934,715)	(0.3)%

Net Assets	$288,240,016	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical investments

Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At July 31, 2010 and October 31, 2009, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Name Change

Effective June 11, 2010, the name of the Fund was changed from Eaton Vance Diversified Income Fund.

Eaton Vance Global Dividend Income Fund as of July 31, 2010 (Unaudited)

Eaton Vance Global Dividend Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Dividend Income Portfolio (formerly, Dividend Income Portfolio) (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2010, the value of the Fund’s investment in the Portfolio was $392,231,757 and the Fund owned 95.4% of the Portfolio’s outstanding interests. Effective June 11, 2010, the name of the Fund was changed from Eaton Vance Dividend Income Fund. The Portfolio’s Portfolio of Investments is set forth below.

Global Dividend Income Portfolio	as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.6%

Security	Shares	Value
Aerospace & Defense — 3.1%
General Dynamics Corp.	140,000	$8,575,000
Lockheed Martin Corp.	55,625	4,180,219

		$12,755,219

Capital Markets — 2.4%
Goldman Sachs Group, Inc.	38,000	$5,731,160
Invesco, Ltd.	220,000	4,298,800

		$10,029,960

Chemicals — 1.3%
Air Liquide SA	45,800	$5,145,417

		$5,145,417

Commercial Banks — 6.3%
HSBC Holdings PLC ADR	170,000	$8,683,600
PNC Financial Services Group, Inc.	131,000	7,780,090
U.S. Bancorp	222,907	5,327,477
Wells Fargo & Co.	145,000	4,020,850

		$25,812,017

Communications Equipment — 1.9%
Telefonaktiebolaget LM Ericsson, Class B	715,000	$7,889,425

		$7,889,425

Computers & Peripherals — 4.5%
Hewlett-Packard Co.	180,000	$8,287,200
International Business Machines Corp.	79,781	10,243,880

		$18,531,080

Construction & Engineering — 3.0%
Bouygues SA	75,000	$3,165,342
Vinci SA	190,000	9,197,378

		$12,362,720

Diversified Financial Services — 4.1%
Bank of America Corp.	584,287	$8,203,389
Deutsche Boerse AG	122,500	8,583,499

		$16,786,888

Diversified Telecommunication Services — 4.0%
AT&T, Inc.	172,530	$4,475,428
France Telecom SA	200,000	4,183,120
Frontier Communications Corp.	36,272	277,118
Telecom Italia SPA	3,000,000	3,118,003
Verizon Communications, Inc.	151,109	4,391,227

		$16,444,896

Electric Utilities — 2.5%
American Electric Power Co., Inc.	170,000	$6,116,600
Enel SpA	855,000	4,191,655

		$10,308,255

Energy Equipment & Services — 2.0%
Schlumberger, Ltd.	140,559	$8,385,750

		$8,385,750

1

Security	Shares	Value
Food & Staples Retailing — 1.9%
Wal-Mart Stores, Inc.	152,800	$7,821,832

		$7,821,832

Food Products — 2.6%
Nestle SA	214,587	$10,606,381

		$10,606,381

Health Care Equipment & Supplies — 1.4%
Covidien PLC	152,400	$5,687,568

		$5,687,568

Hotels, Restaurants & Leisure — 2.3%
McDonald’s Corp.	136,400	$9,511,172

		$9,511,172

Household Durables — 1.7%
Whirlpool Corp.	83,000	$6,913,900

		$6,913,900

Household Products — 1.0%
Procter & Gamble Co.	65,000	$3,975,400

		$3,975,400

Insurance — 4.8%
MetLife, Inc.	125,000	$5,257,500
Prudential Financial, Inc.	140,000	8,020,600
Zurich Financial Services AG	28,000	6,534,555

		$19,812,655

IT Services — 1.9%
Accenture PLC, Class A	201,000	$7,967,640

		$7,967,640

Machinery — 1.9%
PACCAR, Inc.	175,000	$8,018,500

		$8,018,500

Media — 1.2%
Walt Disney Co. (The)	150,000	$5,053,500

		$5,053,500

Metals & Mining — 3.8%
BHP Billiton, Ltd. ADR	135,000	$9,751,050
Southern Copper Corp.	190,000	5,967,900

		$15,718,950

Multi-Utilities — 4.6%
CMS Energy Corp.	275,000	$4,378,000
National Grid PLC	500,000	4,005,170
PG&E Corp.	100,000	4,440,000
United Utilities Group PLC	650,000	5,966,111

		$18,789,281

Multiline Retail — 2.0%
Target Corp.	158,817	$8,150,488

		$8,150,488

Oil, Gas & Consumable Fuels — 8.5%
Chevron Corp.	53,300	$4,061,993
Exxon Mobil Corp.	53,529	3,194,611
Hess Corp.	65,000	3,483,350
Occidental Petroleum Corp.	98,160	7,649,609

2

Security	Shares	Value
Royal Dutch Shell PLC, Class A	275,000	$7,573,583
Total SA	180,000	9,086,676

		$35,049,822

Pharmaceuticals — 7.1%
Abbott Laboratories	158,000	$7,754,640
Johnson & Johnson	116,785	6,784,041
Merck & Co., Inc.	167,307	5,765,399
Novartis AG ADR	150,000	7,311,000
Pfizer, Inc.	100,000	1,500,000

		$29,115,080

Real Estate Investment Trusts (REITs) — 1.5%
Annaly Capital Management, Inc.	350,000	$6,090,000

		$6,090,000

Road & Rail — 4.1%
Canadian Pacific Railway, Ltd.	150,000	$8,980,500
Norfolk Southern Corp.	40,000	2,250,800
Union Pacific Corp.	75,000	5,600,250

		$16,831,550

Semiconductors & Semiconductor Equipment — 1.9%
Analog Devices, Inc.	266,348	$7,913,199

		$7,913,199

Software — 1.9%
Microsoft Corp.	310,000	$8,001,100

		$8,001,100

Tobacco — 2.3%
Philip Morris International, Inc.	182,845	$9,332,409

		$9,332,409

Wireless Telecommunication Services — 3.1%
Vodafone Group PLC	4,000,000	$9,326,760
Vodafone Group PLC ADR	140,000	3,287,200

		$12,613,960

Total Common Stocks (identified cost $355,506,547)		$397,426,014

Preferred Stocks — 1.0%

Security	Shares	Value
Commercial Banks — 0.5%
Bank of America Corp., 8.125%(1)	350	$358,617
Barclays Bank PLC, 7.434%(1)(2)	100	99,434
BBVA International SA Unipersonal, 5.919%(1)	120	98,691
Credit Agricole SA/London, 6.637%(1)(2)	115	98,749
JPMorgan Chase & Co., 7.90%(1)	350	373,778
KeyCorp Capital X, 8.00%	15,000	381,750
Lloyds Banking Group PLC, 6.657%(1)(2)(3)	190	111,150
Morgan Stanley Capital Trust III, 6.25%	6,000	145,140
Royal Bank of Scotland Group PLC, Series F, 7.65%	5,000	103,650
Wells Fargo & Co., Class A, 7.50%	305	297,375

		$2,068,334

Insurance — 0.2%
Aegon NV, 6.375%	5,000	$100,750
AXA SA, 6.463%(1)(2)	120	96,975
Endurance Specialty Holdings, Ltd., Series A, 7.75%	5,000	121,500

3

Security	Shares	Value
ING Capital Funding Trust III, 8.439%(1)	110	$106,936
RenaissanceRe Holdings, Ltd., Series C, 6.08%	17,000	370,770

		$796,931

Real Estate Investment Trusts (REITs) — 0.3%
Developers Diversified Realty Corp., Series I, 7.50%	15,000	$334,200
Regency Centers Corp., Series C, 7.45%	15,000	372,750
Vornado Realty, LP, 7.875%	13,000	338,910

		$1,045,860

Total Preferred Stocks (identified cost $3,801,350)		$3,911,125

Corporate Bonds & Notes — 0.6%

	Principal
	Amount
Security	(000’s omitted)	Value
Commercial Banks — 0.4%
American Express Co., 6.80% to 9/1/16, 9/1/66(1)(4)	$350	$343,875
Capital One Capital V, 10.25%, 8/15/39	95	103,432
Citigroup Capital XXI, 8.30% to 12/21/37, 12/21/57, 12/21/77(4)(6)	350	362,250
Fifth Third Capital Trust IV, 6.50% to 4/15/17, 4/15/37, 4/15/67(4)(6)	400	347,000
SunTrust Capital VIII, 6.10% to 12/15/36, 12/1/66(4)	400	334,065

		$1,490,622

Diversified Financial Services — 0.1%
General Electric Capital Corp., 6.375% to 11/15/17, 11/15/67(4)	$330	$317,213

		$317,213

Insurance — 0.1%
MetLife, Inc., 10.75%, 8/1/69	$250	$309,338
XL Capital, Ltd., 6.50% to 4/15/17, 12/29/49(4)	250	192,500

		$501,838

Oil, Gas & Consumable Fuels — 0.0%(5)
Enterprise Products Operating, LLC, 7.00% to 6/1/17, 6/1/67(4)	$110	$99,316

		$99,316

Total Corporate Bonds & Notes (identified cost $2,340,528)		$2,408,989

Short-Term Investments — 1.4%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.25%(7)	$5,759	$5,759,337

Total Short-Term Investments (identified cost $5,759,337)		$5,759,337

Total Investments — 99.6% (identified cost $367,407,762)		$409,505,465

Other Assets, Less Liabilities — 0.4%		$1,746,912

Net Assets — 100.0%		$411,252,377

4

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Variable rate security. The stated interest rate represents the rate in effect at July 31, 2010.

(2)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2010, the aggregate value of these securities is $406,308 or 0.1% of the Portfolio’s net assets.

(3)		Non-income producing security.

(4)		Security converts to floating rate after the indicated fixed-rate coupon period.

(5)		Amount is less than 0.05%.

(6)		The maturity dates shown are the scheduled maturity date and final maturity date, respectively. The scheduled maturity date is earlier than the final maturity date due to the possibility of earlier repayment.

(7)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the fiscal year to date ended July 31, 2010 was $5,328 and $0, respectively.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	71.2%	$292,610,463
France	7.5	30,777,933
United Kingdom	6.6	26,975,274
Switzerland	4.2	17,140,936
Germany	2.1	8,583,499
Ireland	1.9	7,967,640
Sweden	1.9	7,889,425
Italy	1.8	7,309,658
Bermuda	1.0	4,298,800
Cayman Islands	0.0	192,500

Long-Term Investments	98.2%	$403,746,128

Short-Term Investments		$5,759,337

Total Investments		$409,505,465

A summary of financial instruments outstanding at July 31, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement			Net Unrealized
Date	Deliver	In Exchange For	Depreciation
8/6/10	Euro 8,975,518	United States Dollar 11,126,276	$(570,133)
8/6/10	Euro 9,620,901	United States Dollar 11,962,099	(575,339)
8/6/10	Euro 9,014,864	United States Dollar 11,116,679	(631,004)
8/6/10	Euro 10,261,283	United States Dollar 12,650,736	(721,214)
8/6/10	Euro 11,956,348	United States Dollar 14,797,834	(783,033)

			$(3,280,723)

At July 31, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio may enter into forward foreign currency exchange contracts. The Portfolio may also enter into such contracts to hedge the currency risk of investments it anticipates purchasing.

At July 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $3,280,723.

5

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$374,693,993

Gross unrealized appreciation	$41,221,717
Gross unrealized depreciation	(6,410,245)

Net unrealized appreciation	$34,811,472

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks
Consumer Discretionary	$29,629,060	$—	$—	$29,629,060
Consumer Staples	21,129,641	10,606,380	—	31,736,021
Energy	26,775,313	16,660,259	—	43,435,572
Financials	63,413,467	15,118,054	—	78,531,521
Health Care	34,802,648	—	—	34,802,648
Industrials	37,605,269	12,362,720	—	49,967,989
Information Technology	42,413,019	7,889,425	—	50,302,444
Materials	15,718,950	5,145,417	—	20,864,367
Telecommunication Services	12,430,973	16,627,883	—	29,058,856
Utilities	14,934,600	14,162,936	—	29,097,536

Total Common Stocks	$298,852,940	$98,573,074 *	$—	$397,426,014

Preferred Stocks
Financials	$2,566,795	$1,344,330	$—	$3,911,125

Total Preferred Stocks	$2,566,795	$1,344,330	$—	$3,911,125

Corporate Bonds & Notes	$—	$2,408,989	$—	$2,408,989
Short-Term Investments	—	5,759,337	—	5,759,337

Total Investments	$301,419,735	$108,085,730	$—	$409,505,465

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(3,280,723)	$—	$(3,280,723)

Total	$—	$(3,280,723)	$—	$(3,280,723)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

6

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Name Change

Effective June 11, 2010 the name of the Portfolio was changed from Dividend Income Portfolio.

7

Eaton Vance Emerging Markets Local Income Fund as of July 31, 2010 (Unaudited)

Eaton Vance Emerging Markets Local Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Emerging Markets Local Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2010, the value of the Fund’s investment in the Portfolio was $36,560,607 and the Fund owned 20.4% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Emerging Markets Local Income Portfolio	as of July 31, 2010

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 63.5%

	Principal
Security	Amount		Value
Bermuda — 0.5%
Government of Bermuda, 5.603%, 7/20/20(1)	USD	900,000	$939,710

Total Bermuda (identified cost $925,136)			$939,710

Brazil — 8.8%
Nota Do Tesouro Nacional, 6.00%, 5/15/15(2)	BRL	443,217	$248,825
Nota Do Tesouro Nacional, 10.00%, 1/1/11	BRL	1,425,000	807,190
Nota Do Tesouro Nacional, 10.00%, 1/1/12	BRL	6,142,000	3,426,964
Nota Do Tesouro Nacional, 10.00%, 1/1/13	BRL	3,250,000	1,779,342
Nota Do Tesouro Nacional, 10.00%, 1/1/14	BRL	6,789,000	3,652,825
Nota Do Tesouro Nacional, 10.00%, 1/1/17	BRL	10,405,000	5,434,369
Republic of Brazil, 10.25%, 1/10/28	BRL	620,000	358,770

Total Brazil (identified cost $14,888,805)			$15,708,285

Chile — 0.3%
Government of Chile, 2.10%, 9/1/15(2)	CLP	84,910,280	$162,456
Government of Chile, 6.00%, 3/1/17	CLP	70,000,000	134,663
Government of Chile, 6.00%, 3/1/18	CLP	140,000,000	269,281

Total Chile (identified cost $541,439)			$566,400

Colombia — 4.3%
Republic of Colombia, 9.85%, 6/28/27	COP	4,900,000,000	$3,549,320
Republic of Colombia, 12.00%, 10/22/15	COP	5,840,000,000	4,116,233

Total Colombia (identified cost $6,033,221)			$7,665,553

Congo — 0.2%
Republic of Congo, 3.00%, 6/30/29	USD	756,200	$436,706

Total Congo (identified cost $405,118)			$436,706

Costa Rica — 0.0%
Titulo Propiedad Ud, 1.00%, 1/12/22(2)	CRC	50,919,760	$76,288
Titulo Propiedad Ud, 1.63%, 7/13/16(2)	CRC	5,720,528	9,944

Total Costa Rica (identified cost $126,080)			$86,232

Egypt — 0.2%
Arab Republic of Egypt, 8.75%, 7/18/12(1)	EGP	1,690,000	$297,010

Total Egypt (identified cost $296,145)			$297,010

Georgia — 0.2%
Republic of Georgia, 7.50%, 4/15/13	USD	280,000	$291,060

Total Georgia (identified cost $209,069)			$291,060

1

	Principal
Security	Amount		Value
Greece — 0.1%
Hellenic Republic Government Bond, 6.10%, 8/20/15	EUR	225,000	$243,706

Total Greece (identified cost $276,097)			$243,706

Hungary — 6.0%
Hungary Government Bond, 5.50%, 2/12/16	HUF	530,000,000	$2,252,685
Hungary Government Bond, 6.00%, 10/24/12	HUF	538,920,000	2,435,685
Hungary Government Bond, 6.00%, 11/24/23	HUF	195,000,000	810,390
Hungary Government Bond, 6.50%, 6/24/19	HUF	325,000,000	1,416,199
Hungary Government Bond, 6.75%, 2/24/17	HUF	303,100,000	1,362,718
Hungary Government Bond, 6.75%, 11/24/17	HUF	148,000,000	667,401
Hungary Government Bond, 7.25%, 6/12/12	HUF	322,000,000	1,495,254
Hungary Government Bond, 8.00%, 2/12/15	HUF	60,000,000	284,244

Total Hungary (identified cost $11,421,034)			$10,724,576

Indonesia — 9.0%
Indonesia Government, 9.00%, 9/15/13	IDR	9,800,000,000	$1,152,673
Indonesia Government, 9.00%, 9/15/18	IDR	35,550,000,000	4,219,777
Indonesia Government, 9.50%, 6/15/15	IDR	16,085,000,000	1,949,478
Indonesia Government, 9.50%, 7/15/23	IDR	8,365,000,000	1,002,482
Indonesia Government, 9.75%, 5/15/37	IDR	12,436,000,000	1,407,421
Indonesia Government, 10.00%, 9/15/24	IDR	22,100,000,000	2,734,228
Indonesia Government, 11.00%, 11/15/20	IDR	14,560,000,000	1,963,766
Indonesia Government, 11.50%, 9/15/19	IDR	12,000,000,000	1,644,571

Total Indonesia (identified cost $13,601,079)			$16,074,396

Israel — 0.3%
Israeli Government Bond, 3.00%, 10/31/19(2)	ILS	554,080	$163,797
Israeli Government Bond, 5.00%, 4/30/15(2)	ILS	1,405,896	449,410

Total Israel (identified cost $590,465)			$613,207

Macedonia — 0.2%
Republic of Macedonia, 4.625%, 12/8/15	EUR	280,000	$317,561

Total Macedonia (identified cost $251,401)			$317,561

Malaysia — 8.5%
Malaysian Government, 3.21%, 5/31/13	MYR	5,925,000	$1,862,214
Malaysian Government, 3.74%, 2/27/15	MYR	13,350,000	4,247,906
Malaysian Government, 3.76%, 4/28/11	MYR	10,900,000	3,450,671
Malaysian Government, 4.24%, 2/7/18	MYR	13,900,000	4,500,703
Malaysian Government, 4.50%, 4/15/30	MYR	3,480,000	1,108,764

Total Malaysia (identified cost $14,116,000)			$15,170,258

Mexico — 3.9%
Government of Mexico, 10.00%, 12/5/24	MXN	44,710,000	$4,555,515
Government of Mexico, 10.00%, 11/20/36	MXN	23,470,000	2,444,214

Total Mexico (identified cost $6,440,999)			$6,999,729

2

	Principal
Security	Amount		Value
Peru — 1.8%
Republic of Peru, 6.90%, 8/12/37(1)	PEN	2,367,000	$896,429
Republic of Peru, 6.95%, 8/12/31	PEN	2,000,000	738,787
Republic of Peru, 7.84%, 8/12/20	PEN	1,130,000	462,795
Republic of Peru, 8.60%, 8/12/17	PEN	2,605,000	1,096,341

Total Peru (identified cost $2,889,823)			$3,194,352

Poland — 2.8%
Poland Government Bond, 3.00%, 8/24/16(2)	PLN	1,784,772	$572,619
Poland Government Bond, 4.75%, 4/25/12	PLN	2,010,000	657,417
Poland Government Bond, 5.25%, 10/25/17	PLN	3,575,000	1,142,766
Poland Government Bond, 5.75%, 9/23/22	PLN	5,420,000	1,739,454
Poland Government Bond, 6.25%, 10/24/15	PLN	2,900,000	978,780

Total Poland (identified cost $5,859,208)			$5,091,036

South Africa — 5.0%
Republic of South Africa, 6.25%, 3/31/36	ZAR	16,800,000	$1,787,187
Republic of South Africa, 6.50%, 6/2/14	USD	1,415,000	1,602,488
Republic of South Africa, 7.25%, 1/15/20	ZAR	30,500,000	3,918,428
Republic of South Africa, 10.50%, 12/21/26	ZAR	10,600,000	1,715,034

Total South Africa (identified cost $8,188,614)			$9,023,137

Taiwan — 0.4%
Taiwan Government Bond, 0.25%, 2/10/12	TWD	20,600,000	$642,059

Total Taiwan (identified cost $649,068)			$642,059

Thailand — 4.0%
Bank of Thailand, 3.625%, 5/2/11	THB	22,000,000	$690,752
Kingdom of Thailand, 3.875%, 6/13/19	THB	48,635,000	1,575,236
Kingdom of Thailand, 5.125%, 3/13/18	THB	86,300,000	2,995,895
Kingdom of Thailand, 5.67%, 3/13/28	THB	49,000,000	1,890,506

Total Thailand (identified cost $6,523,438)			$7,152,389

Turkey — 6.6%
Turkey Government Bond, 9.00%, 5/21/14(2)	TRY	693,247	$547,348
Turkey Government Bond, 10.00%, 2/15/12(2)	TRY	6,185,081	4,559,200
Turkey Government Bond, 10.50%, 1/15/20	TRY	1,940,000	1,421,019
Turkey Government Bond, 12.00%, 8/14/13(2)	TRY	5,333,456	4,435,700
Turkey Government Bond, 16.00%, 3/7/12	TRY	1,270,000	938,681

Total Turkey (identified cost $10,227,774)			$11,901,948

Uruguay — 0.4%
Republic of Uruguay, 5.00%, 9/14/18(2)	UYU	13,673,582	$718,613

Total Uruguay (identified cost $587,524)			$718,613

Total Foreign Government Bonds (identified cost $105,047,537)			$113,857,923

3

Mortgage Pass-Throughs — 9.4%

	Principal
Security	Amount	Value
Federal Home Loan Mortgage Corp.:
6.50%, with maturity at 2024	$5,235,414	$5,941,678
7.50%, with maturity at 2034	796,194	900,220

		$6,841,898

Federal National Mortgage Association:
3.075%, with maturity at 2035(3)	1,774,362	1,829,261
4.524%, with maturity at 2035(3)	1,573,588	1,678,075
6.00%, with maturity at 2032	1,214,071	1,333,032
6.50%, with maturity at 2017	937,960	994,737
7.00%, with various maturities to 2033	2,311,734	2,654,093
8.50%, with maturity at 2032	1,289,404	1,488,912

		$9,978,110

Total Mortgage Pass-Throughs (identified cost $15,975,638)		$16,820,008

U.S. Treasury Obligations — 5.9%

	Principal
Security	Amount	Value
U.S. Treasury Bond, 7.625%, 2/15/25	$1,200,000	$1,772,437
U.S. Treasury Note, 3.375%, 6/30/13	8,120,000	8,730,908

Total U.S. Treasury Obligations (identified cost $10,240,051)		$10,503,345

Common Stocks — 0.1%

Security	Shares	Value
China — 0.1%
Air China, Ltd., Class H(4)	5,300	$6,124
Aluminum Corp. of China Ltd., Class H(4)	9,400	8,312
China COSCO Holdings Co., Ltd., Class H(4)	6,200	6,957
China Oilfield Services, Ltd., Class H	3,700	4,847
China Petroleum & Chemical Corp., Class H	40,200	32,441
China Shipping Container Lines Co., Ltd., Class H(4)	8,500	3,142
Datang International Power Generation Co., Ltd., Class H	7,900	3,404
Huaneng Power International, Inc., Class H	7,300	4,255
Jiangxi Copper Co., Ltd., Class H	3,300	7,361
PetroChina Co., Ltd., Class H	50,500	57,700
Shanghai Electric Group Co., Ltd., Class H(4)	7,100	3,356
Sinopec Shanghai Petrochemical Co., Ltd., Class H	5,600	2,197
Yanzhou Coal Mining Co., Ltd., Class H	4,700	10,114
Zijin Mining Group Co., Ltd., Class H	9,600	6,215

Total China (identified cost $153,041)		$156,425

Total Common Stocks (identified cost $153,041)		$156,425

4

Currency Options Purchased — 0.2%

	Principal
	Amount of
	Contracts	Strike	Expiration
Description	(000’s omitted)	Price	Date	Value
Euro Put Option	EUR 5,600	EUR 1.22	5/11/11	$150,259
Euro Put Option	EUR 6,566	EUR 1.17	5/3/12	251,218

Total Currency Options Purchased (identified cost $591,330)				$401,477

Short-Term Investments — 17.7%

Foreign Government Securities — 13.2%

	Principal
	Amount
Security	(000’s omitted)		Value
Chile — 0.2%
Chilean Government Bond, 8.00%, 8/1/10	CLP	135,000	$259,170

Total Chile (identified cost $255,804)			$259,170

Croatia — 2.0%
Croatian Treasury Bill, 0.00%, 3/31/11	EUR	440	$562,412
Croatian Treasury Bill, 0.00%, 4/7/11	EUR	525	670,526
Croatian Treasury Bill, 0.00%, 5/5/11	EUR	341	434,083
Croatian Treasury Bill, 0.00%, 6/2/11	EUR	700	887,950
Croatian Treasury Bill, 0.00%, 6/16/11	EUR	819	1,037,001

Total Croatia (identified cost $3,504,836)			$3,591,972

Egypt — 3.3%
Egypt Treasury Bill, 0.00%, 8/3/10	EGP	850	$149,038
Egypt Treasury Bill, 0.00%, 8/10/10	EGP	4,275	748,164
Egypt Treasury Bill, 0.00%, 8/17/10	EGP	5,950	1,039,327
Egypt Treasury Bill, 0.00%, 8/24/10	EGP	6,825	1,189,949
Egypt Treasury Bill, 0.00%, 8/31/10	EGP	3,100	539,490
Egypt Treasury Bill, 0.00%, 9/14/10	EGP	350	60,678
Egypt Treasury Bill, 0.00%, 9/21/10	EGP	775	134,085
Egypt Treasury Bill, 0.00%, 9/28/10	EGP	825	142,479
Egypt Treasury Bill, 0.00%, 10/5/10	EGP	1,675	288,673
Egypt Treasury Bill, 0.00%, 10/19/10	EGP	975	167,410
Egypt Treasury Bill, 0.00%, 10/26/10	EGP	1,975	338,452
Egypt Treasury Bill, 0.00%, 11/2/10	EGP	4,150	709,698
Egypt Treasury Bill, 0.00%, 2/8/11	EGP	350	58,210
Egypt Treasury Bill, 0.00%, 3/22/11	EGP	550	90,356
Egypt Treasury Bill, 0.00%, 6/7/11	EGP	400	64,314
Egypt Treasury Bill, 0.00%, 6/21/11	EGP	300	48,049
Egypt Treasury Bill, 0.00%, 7/12/11	EGP	1,050	167,206

Total Egypt (identified cost $6,044,098)			$5,935,578

Iceland — 0.1%
Iceland Treasury Bill, 0.00%, 10/15/10	ISK	2,410	$16,853
Iceland Treasury Bill, 0.00%, 11/15/10	ISK	12,500	87,071
Iceland Treasury Note, 13.75%, 12/10/10	ISK	7,200	52,743

Total Iceland (identified cost $149,925)			$156,667

5

	Principal
	Amount
Security	(000’s omitted)		Value
Israel — 2.3%
Israeli Treasury Bill, 0.00%, 12/1/10	ILS	1,800	$474,507
Israeli Treasury Bill, 0.00%, 4/6/11	ILS	9,766	2,554,254
Israeli Treasury Bill, 0.00%, 5/4/11	ILS	2,860	746,503
Israeli Treasury Bill, 0.00%, 6/1/11	ILS	1,200	312,613

Total Israel (identified cost $4,123,221)			$4,087,877

Kazakhstan — 0.0%
Kazakhstan National Bank, 0.00%, 8/27/10	KZT	10,810	$73,134

Total Kazakhstan (identified cost $73,277)			$73,134

Lebanon — 2.3%
Lebanon Treasury Bill, 0.00%, 8/5/10	LBP	234,990	$156,468
Lebanon Treasury Bill, 0.00%, 8/12/10	LBP	69,090	45,973
Lebanon Treasury Bill, 0.00%, 8/19/10	LBP	620,360	412,513
Lebanon Treasury Bill, 0.00%, 9/23/10	LBP	184,000	121,905
Lebanon Treasury Bill, 0.00%, 10/14/10	LBP	1,078,110	711,804
Lebanon Treasury Bill, 0.00%, 10/21/10	LBP	334,800	220,859
Lebanon Treasury Bill, 0.00%, 11/4/10	LBP	211,560	139,321
Lebanon Treasury Bill, 0.00%, 11/18/10	LBP	102,400	67,319
Lebanon Treasury Bill, 0.00%, 12/9/10	LBP	184,060	120,686
Lebanon Treasury Bill, 0.00%, 12/16/10	LBP	100,000	65,512
Lebanon Treasury Bill, 0.00%, 12/23/10	LBP	457,440	299,411
Lebanon Treasury Bill, 0.00%, 12/30/10	LBP	182,940	119,635
Lebanon Treasury Bill, 0.00%, 1/6/11	LBP	175,980	114,981
Lebanon Treasury Bill, 0.00%, 1/20/11	LBP	120,400	78,526
Lebanon Treasury Bill, 0.00%, 6/30/11	LBP	386,000	246,410
Lebanon Treasury Note, 4.58%, 7/28/11	LBP	1,727,060	1,098,574
Lebanon Treasury Note, 9.32%, 12/2/10	LBP	113,860	77,117

Total Lebanon (identified cost $4,093,037)			$4,097,014

Norway — 0.4%
Norway Treasury Bill, 0.00%, 9/15/10	NOK	4,551	$747,088

Total Norway (identified cost $689,865)			$747,088

Romania — 0.2%
Romania Government Bond, 4.25%, 11/29/10	EUR	300	$391,406

Total Romania (identified cost $390,233)			$391,406

South Korea — 0.4%
Korea Monetary Stabilization Bond, 0.00%, 8/10/10	KRW	234,520	$198,133
Korea Monetary Stabilization Bond, 0.00%, 9/10/10	KRW	398,000	335,605
Korea Monetary Stabilization Bond, 0.00%, 11/26/10	KRW	177,120	148,547

Total South Korea (identified cost $683,842)			$682,285

Sri Lanka — 1.1%
Sri Lanka Treasury Bill, 0.00%, 8/6/10	LKR	22,030	$195,007
Sri Lanka Treasury Bill, 0.00%, 10/29/10	LKR	48,710	423,173
Sri Lanka Treasury Bill, 0.00%, 11/5/10	LKR	51,060	442,977
Sri Lanka Treasury Bill, 0.00%, 3/11/11	LKR	15,980	134,440

6

	Principal
	Amount
Security	(000’s omitted)		Value
Sri Lanka Treasury Bill, 0.00%, 3/18/11	LKR	9,720	$81,638
Sri Lanka Treasury Bill, 0.00%, 3/25/11	LKR	14,370	120,491
Sri Lanka Treasury Bill, 0.00%, 7/15/11	LKR	60,920	497,216

Total Sri Lanka (identified cost $1,878,677)			$1,894,942

Turkey — 0.5%
Turkey Government Bond, 0.00%, 4/13/11	TRY	327	$206,074
Turkey Government Bond, 0.00%, 5/11/11	TRY	1,223	765,704

Total Turkey (identified cost $936,367)			$971,778

Uruguay — 0.4%
Uruguay Treasury Bill, 0.00%, 8/26/10	UYU	11,500	$545,698
Uruguay Treasury Bill, 0.00%, 11/17/10	UYU	5,000	232,561

Total Uruguay (identified cost $843,695)			$778,259

Zambia — 0.0%
Zambia Treasury Bill, 0.00%, 1/31/11	ZMK	297,000	$58,747

Total Zambia (identified cost $61,685)			$58,747

Total Foreign Government Securities (identified cost $23,728,562)			$23,725,917

Other Securities — 4.5%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.25%(5)	$8,115	$8,114,620

Total Other Securities (identified cost $8,114,620)		$8,114,620

Total Short-Term Investments (identified cost $31,843,182)		$31,840,537

Total Investments — 96.8% (identified cost $163,850,779)		$173,579,715

Other Assets, Less Liabilities — 3.2%		$5,772,126

Net Assets — 100.0%		$179,351,841

7

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

BRL	-	Brazilian Real

CLP	-	Chilean Peso

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

EGP	-	Egyptian Pound

EUR	-	Euro

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

ILS	-	Israeli Shekel

ISK	-	Icelandic Krona

KRW	-	South Korean Won

KZT	-	Kazak Tenge

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NOK	-	Norwegian Krone

PEN	-	Peruvian New Sol

PLN	-	Polish Zloty

THB	-	Thailand Baht

TRY	-	New Turkish Lira

TWD	-	New Taiwan Dollar

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZAR	-	South African Rand

ZMK	-	Zambian Kwacha

(1)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2010, the aggregate value of these securities is $2,133,149 or 1.2% of the Portfolio’s net assets.

(2)		Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(3)		Adjustable rate mortgage security. Rate shown is the rate at July 31, 2010.

(4)		Non-income producing security.

(5)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the fiscal year to date ended July 31, 2010 was $6,813 and $0, respectively.

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance EMLIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and principal investment strategies as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2010 were $1,493,375 or 0.8% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

8

A summary of open financial instruments at July 31, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement			Appreciation
Date	Deliver	In Exchange For	(Depreciation)
8/4/10	Chilean Peso 36,000,000	United States Dollar 68,376	$(690)
8/4/10	Chilean Peso 103,000,000	United States Dollar 195,724	(1,881)
8/6/10	Sri Lankan Rupee 22,030,000	United States Dollar 186,933	(8,289)
8/17/10	Euro 1,890,000	United States Dollar 2,378,716	(84,221)
8/25/10	Euro 3,320,000	United States Dollar 4,063,099	(263,314)
8/26/10	Japanese Yen 82,000,000	United States Dollar 942,290	(7,017)
8/26/10	Kazak Tenge 10,530,000	United States Dollar 71,966	772
8/30/10	Euro 728,434	United States Dollar 944,369	(4,877)
9/15/10	Euro 560,344	United States Dollar 688,606	(41,577)
9/27/10	Japanese Yen 83,209,016	United States Dollar 956,222	(7,357)
10/29/10	South African Rand 2,117,655	United States Dollar 283,499	(2,586)
10/29/10	Sri Lankan Rupee 48,710,000	United States Dollar 418,147	(10,572)
11/4/10	Sri Lankan Rupee 51,060,000	United States Dollar 438,095	(11,163)
11/29/10	Euro 312,750	United States Dollar 404,395	(3,023)
3/11/11	Sri Lankan Rupee 15,980,000	United States Dollar 131,523	(7,684)
3/18/11	Sri Lankan Rupee 9,720,000	United States Dollar 79,869	(4,760)
3/25/11	Sri Lankan Rupee 14,370,000	United States Dollar 118,711	(6,335)
3/31/11	Euro 440,000	United States Dollar 593,472	20,664
4/6/11	Israeli Shekel 4,883,000	United States Dollar 1,312,282	21,355
4/6/11	Israeli Shekel 2,443,000	United States Dollar 656,315	10,455
4/6/11	Israeli Shekel 2,440,000	United States Dollar 655,385	10,319
4/7/11	Euro 525,000	United States Dollar 703,432	19,995
5/4/11	Israeli Shekel 2,860,000	United States Dollar 760,032	4,271
5/5/11	Euro 341,000	United States Dollar 446,846	3,009
6/2/11	Euro 700,000	United States Dollar 856,310	(54,664)
6/16/11	Euro 819,000	United States Dollar 1,009,999	(55,765)
7/15/11	Sri Lankan Rupee 60,920,000	United States Dollar 512,665	(13,018)

			$(497,953)

9

Purchases

			Net Unrealized
Settlement			Appreciation
Date	In Exchange For	Deliver	(Depreciation)
8/5/10	Australian Dollar 94,700	United States Dollar 83,134	$2,531
8/6/10	Malaysian Ringgit 2,970,000	United States Dollar 924,946	8,595
8/9/10	Hungarian Forint 433,696,780	United States Dollar 1,909,885	79,321
8/9/10	New Turkish Lira 1,160,000	United States Dollar 742,828	25,896
8/9/10	Polish Zloty 35,408,484	United States Dollar 10,793,789	720,199
8/9/10	Thai Baht 290,145,000	United States Dollar 8,944,051	44,728
8/9/10	Thai Baht 10,800,000	United States Dollar 335,404	(817)
8/10/10	New Turkish Lira 9,022,570	United States Dollar 5,684,225	293,950
8/10/10	Polish Zloty 9,077,883	Euro 2,186,546	102,319
8/10/10	South African Rand 23,203,257	United States Dollar 2,993,003	183,745
8/10/10	South African Rand 21,700,000	United States Dollar 2,809,025	161,913
8/12/10	Indonesian Rupiah 10,748,000,000	United States Dollar 1,149,396	51,505
8/12/10	Polish Zloty 2,650,000	Euro 654,709	8,359
8/12/10	South Korean Won 86,000,000	United States Dollar 70,916	1,777
8/13/10	Russian Ruble 229,521,000	United States Dollar 7,417,063	159,344
8/16/10	New Turkish Lira 572,255	United States Dollar 373,889	4,889
8/18/10	Colombian Peso 3,409,000,000	United States Dollar 1,778,021	70,062
8/18/10	Colombian Peso 754,000,000	United States Dollar 408,672	86
8/19/10	Norwegian Krone 2,230,000	Euro 280,689	963
8/19/10	South Korean Won 417,600,000	United States Dollar 346,283	6,707
8/19/10	Swedish Krona 7,000,000	Euro 730,049	18,140
8/19/10	Zambian Kwacha 212,650,000	United States Dollar 43,073	672
8/23/10	Zambian Kwacha 212,650,000	United States Dollar 43,354	377
8/24/10	Indian Rupee 7,690,000	United States Dollar 162,151	3,022
8/24/10	Indonesian Rupiah 5,563,000,000	United States Dollar 592,818	28,616
8/24/10	Malaysian Ringgit 6,135,000	United States Dollar 1,868,775	58,018
8/25/10	Euro 440,000	United States Dollar 573,258	122
8/26/10	Qatari Rial 630,000	United States Dollar 173,067	21
8/26/10	Qatari Rial 420,000	United States Dollar 115,372	20

10

			Net Unrealized
Settlement			Appreciation
Date	In Exchange For	Deliver	(Depreciation)
8/26/10	Qatari Rial 210,000	United States Dollar 57,681	$15
8/26/10	Qatari Rial 220,000	United States Dollar 60,430	14
8/26/10	Qatari Rial 440,000	United States Dollar 120,886	1
8/30/10	Malaysian Ringgit 740,000	United States Dollar 231,149	1,196
8/30/10	Mexican Peso 126,135,172	United States Dollar 9,910,677	27,126
8/30/10	Polish Zloty 2,306,000	Euro 570,425	5,444
8/30/10	Qatari Rial 2,100,000	United States Dollar 576,876	81
8/31/10	Israeli Shekel 4,520,771	United States Dollar 1,186,897	12,027
8/31/10	New Turkish Lira 565,000	United States Dollar 371,061	1,965
8/31/10	Polish Zloty 2,590,000	Euro 645,940	(801)
9/2/10	Brazilian Real 7,735,000	United States Dollar 4,348,437	18,094
9/2/10	Qatari Rial 790,000	United States Dollar 216,944	101
9/2/10	Qatari Rial 915,000	United States Dollar 251,298	89
9/2/10	Qatari Rial 685,000	United States Dollar 188,135	61
9/3/10	Indonesian Rupiah 6,838,000,000	United States Dollar 728,765	34,959
9/7/10	Indian Rupee 50,040,000	United States Dollar 1,059,833	12,703
9/7/10	Malaysian Ringgit 530,000	United States Dollar 164,740	1,609
9/7/10	Swedish Krona 2,180,000	Euro 228,050	4,715
9/8/10	South Korean Won 1,168,000,000	United States Dollar 957,377	29,741
9/13/10	British Pound Sterling 310,000	Euro 373,289	(91)
9/13/10	British Pound Sterling 539,000	Euro 651,332	(3,143)
9/13/10	Malaysian Ringgit 1,420,000	United States Dollar 442,630	2,937
9/20/10	Indian Rupee 42,483,000	United States Dollar 900,922	8,005
9/20/10	Indonesian Rupiah 3,780,000,000	United States Dollar 415,567	5,711
9/28/10	Zambian Kwacha 417,900,000	United States Dollar 79,373	6,306
10/12/10	Colombian Peso 1,600,000,000	United States Dollar 840,999	24,506
6/15/11	Yuan Renminbi 1,800,000	United States Dollar 272,521	(4,118)
6/15/11	Yuan Renminbi 3,800,000	United States Dollar 574,887	(8,259)

11

			Net Unrealized
Settlement			Appreciation
Date	In Exchange For	Deliver	(Depreciation)
1/19/12	Yuan Renminbi 780,000	United States Dollar 123,223	$(5,659)
6/18/12	Yuan Renminbi 1,990,000	United States Dollar 299,248	2,878

			$2,213,293

At July 31, 2010, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $191,384 and a payable of $46,851.

Futures Contracts

Sales

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
9/10	5 Euro-Bobl	Short	$(781,676)	$(782,086)	$(410)
9/10	2 Euro-Bund	Short	(333,260)	(335,040)	(1,780)
9/10	2 Japan 10-Year Bond	Short	(3,252,196)	(3,283,523)	(31,327)
9/10	28 U.S. 5-Year Treasury Note	Long	3,267,348	3,355,188	87,840

					$54,323

•	Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

•	Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

•	Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Interest Rate Swaps

	Notional		Portfolio				Net Unrealized
	Amount		Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)		Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)
Bank of America	ILS	640	Receive	3-month ILS TELBOR	4.20%	11/19/14	$(10,600)
Bank of America	ILS	600	Receive	3-month ILS TELBOR	4.54	1/6/15	(11,856)
Barclays Bank PLC	ILS	303	Receive	3-month ILS TELBOR	5.15	3/5/20	(5,913)
Barclays Bank PLC	ILS	303	Receive	3-month ILS TELBOR	5.16	3/8/20	(5,949)
Barclays Bank PLC	PLN	8,000	Pay	6-month PLN WIBOR	5.42	6/1/14	42,600
Barclays Bank PLC	PLN	14,300	Pay	6-month PLN WIBOR	5.02	7/30/14	(1,399)
Barclays Bank PLC	PLN	2,300	Pay	6-month PLN WIBOR	5.36	7/30/20	733
Barclays Bank PLC	THB	143,000	Pay	6-month THBFIX	3.34	2/16/15	145,643
Citigroup Global Markets	MXN	50,000	Pay	Mexican Interbank Deposit Rate	9.08	8/6/13	386,738
Citigroup Global Markets	THB	69,000	Pay	6-month THBFIX	3.40	1/14/15	57,270
Credit Suisse First Boston	PLN	10,000	Pay	6-month PLN WIBOR	5.17	6/15/12	37,064
Deutsche Bank	PLN	5,400	Pay	6-month PLN WIBOR	4.85	4/23/14	(4,630)
Deutsche Bank	PLN	3,100	Pay	6-month PLN WIBOR	5.11	4/23/17	(6,272)

12

	Notional		Portfolio				Net Unrealized
	Amount		Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)		Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)
JPMorgan Chase Bank	BRL	4,252	Pay	Brazil Interbank Deposit Rate	9.67%	1/3/11	$4,002
JPMorgan Chase Bank	ZAR	36,500	Pay	3-month JIBOR	9.05	10/12/15	386,677

							$1,014,108

BRL	-	Brazilian Real

ILS	-	Israeli Shekel

MXN	-	Mexican Peso

PLN	-	Polish Zloty

THB	-	Thailand Baht

ZAR	-	South African Rand

Credit Default Swaps — Sell Protection

		Notional	Contract		Current
		Amount*	Annual	Termination	Market Annual	Net Unrealized
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**	Date	Fixed Rate***	Depreciation
Iceland	JPMorgan Chase Bank	$500	1.75%	3/20/18	2.837%	$(31,415)
Iceland	JPMorgan Chase Bank	200	2.10	3/20/23	2.417	(4,871)
Iceland	JPMorgan Chase Bank	200	2.45	3/20/23	2.417	1,114

						$(35,172)

Credit Default Swaps — Buy Protection

		Notional	Contract			Net Unrealized
		Amount*	Annual		Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	(Depreciation)
Austria	Barclays Bank PLC	$300	0.44%		12/20/13	$1,722
Austria	Barclays Bank PLC	200	1.42		3/20/14	(5,832)
Brazil	Bank of America	825	1.00	(1)	6/20/20	(10,744)
Brazil	Bank of America	350	1.00	(1)	6/20/20	(1,236)
Brazil	Barclays Bank PLC	450	1.65		9/20/19	(11,648)
Egypt	Bank of America	550	1.00	(1)	9/20/15	(2,405)
Egypt	Barclays Bank PLC	125	1.00	(1)	6/20/15	208
Egypt	Citigroup Global Markets	100	1.00	(1)	6/20/20	(2,501)
Egypt	Citigroup Global Markets	100	1.00	(1)	6/20/20	(1,948)
Egypt	Deutsche Bank	250	1.00	(1)	6/20/15	524
Egypt	Deutsche Bank	100	1.00	(1)	6/20/15	(2,026)
Egypt	Deutsche Bank	100	1.00	(1)	6/20/15	(1,829)
Egypt	Deutsche Bank	150	1.00	(1)	6/20/15	(1,750)
Egypt	Deutsche Bank	50	1.00	(1)	6/20/20	(1,000)
Egypt	Deutsche Bank	100	1.00	(1)	6/20/20	(2,015)
Egypt	JPMorgan Chase Bank	100	1.00	(1)	6/20/15	(1,909)
Greece	Citigroup Global Markets	225	1.00	(1)	6/20/15	16,252
Kazakhstan	Citibank Global Markets	150	1.00	(1)	6/20/15	1,804
Kazakhstan	Deutsche Bank	150	1.00	(1)	6/20/15	1,869
Lebanon	Barclays Bank PLC	200	1.00	(1)	12/20/14	2,027
Lebanon	Citigroup Global Markets	250	3.30		9/20/14	(6,499)
Lebanon	Citigroup Global Markets	100	1.00	(1)	12/20/14	1,014
Lebanon	Citigroup Global Markets	200	1.00	(1)	12/20/14	1,824
Lebanon	Citigroup Global Markets	150	1.00	(1)	12/20/14	1,724
Lebanon	Credit Suisse First Boston	300	1.00	(1)	3/20/15	5,201
Lebanon	Credit Suisse First Boston	100	1.00	(1)	3/20/15	1,696
Lebanon	Deutsche Bank	100	1.00	(1)	3/20/15	2,202
Malaysia	Bank of America	200	0.83		12/20/14	(462)
Malaysia	Barclays Bank PLC	300	2.40		3/20/14	(18,948)
Malaysia	Barclays Bank PLC	400	0.82		12/20/14	(749)
Malaysia	Citigroup Global Markets	300	2.45		3/20/14	(19,501)
Philippines	Barclays Bank PLC	500	1.70		12/20/14	(8,835)
Philippines	Barclays Bank PLC	300	1.84		12/20/14	(7,120)

13

		Notional		Contract			Net Unrealized
		Amount*		Annual		Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)		Fixed Rate**		Date	(Depreciation)
Philippines	Barclays Bank PLC		$100	1.85%		12/20/14	$(2,417)
Philippines	Barclays Bank PLC		142	1.00	(1)	3/20/15	(1,608)
Philippines	Citigroup Global Markets		200	1.84		12/20/14	(4,747)
Philippines	Citigroup Global Markets		100	1.86		12/20/14	(2,460)
Philippines	Deutsche Bank		150	1.00	(1)	3/20/15	(2,047)
Philippines	HSBC Bank USA		600	1.00	(1)	9/20/15	(3,041)
Philippines	JPMorgan Chase Bank		400	1.69		12/20/14	(6,895)
Philippines	JPMorgan Chase Bank		142	1.00	(1)	3/20/15	(1,608)
Russia	Bank of America		540	1.00	(1)	6/20/15	(13,820)
Russia	Citibank Global Markets		100	1.00	(1)	6/20/15	1,314
Russia	Credit Suisse First Boston		200	1.00	(1)	3/20/15	2,505
Russia	Credit Suisse First Boston		300	1.00	(1)	6/20/15	4,191
South Africa	Bank of America		300	1.00	(1)	12/20/19	(662)
South Africa	Barclays Bank PLC		300	1.00	(1)	12/20/19	(2,700)
South Africa	Barclays Bank PLC		100	1.00	(1)	3/20/20	412
South Africa	Citibank Global Markets		100	1.00	(1)	3/20/20	(1,747)
South Africa	Citigroup Global Markets		150	1.00	(1)	12/20/19	(2,384)
South Africa	Credit Suisse First Boston		100	1.00	(1)	3/20/20	(875)
South Africa	Credit Suisse First Boston		100	1.00	(1)	3/20/20	40
South Africa	JPMorgan Chase Bank		100	1.00	(1)	12/20/19	(1,834)
South Africa	JPMorgan Chase Bank		100	1.00	(1)	12/20/19	(3,029)
South Africa	JPMorgan Chase Bank		100	1.00	(1)	3/20/20	(1,675)
South Africa	JPMorgan Chase Bank		100	1.00	(1)	3/20/20	(34)
South Africa	JPMorgan Chase Bank		100	1.00	(1)	3/20/20	114
Spain	Citibank Global Markets		300	1.00	(1)	3/20/20	8,432
Spain	Citibank Global Markets		300	1.00	(1)	3/20/20	36
Spain	Deutsche Bank		300	1.00	(1)	3/20/20	8,873
Spain	Deutsche Bank		300	1.00	(1)	3/20/20	36
Spain	Deutsche Bank		550	1.00	(1)	6/20/20	(8,087)
Thailand	Barclays Bank PLC		400	0.97		9/20/19	7,764
Thailand	Citigroup Global Markets		400	0.86		12/20/14	2,105
Thailand	Citigroup Global Markets		200	0.95		9/20/19	4,203
Thailand	JPMorgan Chase Bank		200	0.87		12/20/14	965
Turkey	Barclays Bank PLC		1,190	2.12		1/20/13	(25,121)
Turkey	Citigroup Global Markets		430	2.93		9/20/19	(42,304)
Uruguay	Citibank Global Markets		100	1.00	(1)	6/20/20	835
Uruguay	Deutsche Bank		100	1.00	(1)	6/20/20	1,011
Banco Comercial Portugues, S.A.	JPMorgan Chase Bank		110	1.00	(1)	3/20/15	9,822
Banco de Sabadell, S.A.	JPMorgan Chase Bank		110	3.00	(1)	3/20/15	2,552
Erste Group Bank AG	Barclays Bank PLC		110	1.00	(1)	3/20/15	(708)
Gazprom	Barclays Bank PLC		150	1.00	(1)	6/20/15	(550)
Gazprom	Deutsche Bank		150	1.00	(1)	6/20/15	(612)
Gazprom	Goldman Sachs, Inc.		390	1.00	(1)	9/20/20	(3,889)
ING Verzekeringen N.V.	JPMorgan Chase Bank		110	1.00	(1)	3/20/15	2,810
Rabobank Nederland N.V.	JPMorgan Chase Bank		110	1.00	(1)	3/20/15	375
Raiffeisen Zentralbank	Barclays Bank PLC		110	1.00	(1)	3/20/15	(1,890)
iTraxx Europe Subordinated Financials 5-Year Index	JPMorgan Chase Bank	EUR	400	1.00	(1)	6/20/15	7,294

							$(141,945)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2010, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $900,000.

14

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	-	Euro

Total Return Swaps

	Notional	Expiration	Portfolio	Portfolio	Net Unrealized
Counterparty	Amount	Date	Pays	Receives	Appreciation
JPMorgan Chase Bank	$142,183	8/25/10	1-month USD- LIBOR- BBA+50bp	Total Return on JPMorgan Abu Dhabi Index	$3,067

					$3,067

Cross-Currency Swaps

	Notional Amount		Notional Amount
	on Fixed Rate		on Floating Rate
	(Currency Received)		(Currency Delivered)	Floating	Fixed	Termination	Net Unrealized
Counterparty	(000’s omitted)		(000’s omitted)	Rate	Rate	Date	Depreciation
Citigroup Global Markets	TRY	169,736	$105,035	3-month USD- LIBOR-BBA	11.95%	2/15/12	$(21,076)
Citigroup Global Markets	TRY	339,968	205,047	3-month USD- LIBOR-BBA	12.10	2/15/12	(48,356)
Citigroup Global Markets	TRY	500,316	297,807	3-month USD- LIBOR-BBA	12.46	8/14/13	(114,941)
Credit Suisse First Boston	TRY	258,962	149,603	3-month USD- LIBOR-BBA	12.45	2/15/12	(44,662)
JPMorgan Chase Bank	TRY	685,893	463,128	3-month USD- LIBOR-BBA	11.20	5/21/14	(47,915)

							$(276,950)

TRY	-	New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written currency call options activity for the fiscal year to date ended July 31, 2010 was as follows:

	Principal Amount of
	Contracts		Premiums
	(000’s omitted)		Received
Outstanding, beginning of period	JPY	170,000	$21,790
Options expired	JPY	(170,000)	(21,790)

Outstanding, end of period		—	$—

JPY	-	Japanese Yen

At July 31, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio may enter into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which the Portfolio may otherwise invest, or to enhance return.

Equity Risk: The Portfolio may enter into total return swap agreements on a security, basket of securities or an index to enhance return, to change the duration of the overall portfolio, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. The Portfolio may also enter into equity index futures contracts to enhance return.

15

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance return, to hedge against fluctuations in currency exchange rates, to manage certain investment risks and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio may enter into interest rate and cross-currency swap contracts. The Portfolio may also purchase and sell U.S. Treasury and foreign debt futures contracts to hedge against changes in interest rates.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2010 was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivatives	Derivatives
Credit	Credit Default Swaps	$104,870	$(281,987)

		$104,870	$(281,987)

Equity	Total Return Swaps	$3,067	$—

		$3,067	$—

Foreign Exchange	Currency Options Purchased	$401,477	$—
Foreign Exchange	Forward Foreign Currency Exchange Contracts	2,518,405	(658,532)

		$2,919,882	$(658,532)

Interest Rate	Cross-Currency Swaps	$—	$(276,950)
Interest Rate	Futures Contracts*	87,840	(33,517)
Interest Rate	Interest Rate Swaps	1,060,727	(46,619)

		$1,148,567	$(357,086)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$164,817,917

Gross unrealized appreciation	$11,365,477
Gross unrealized depreciation	(2,603,679)

Net unrealized appreciation	$8,761,798

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

16

At July 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Foreign Government Bonds	$—	$113,857,923	$—	$113,857,923
Mortgage Pass-Throughs	—	16,820,008	—	16,820,008
U.S. Treasury Obligations	—	10,503,345	—	10,503,345
Common Stocks	—	156,425 *	—	156,425
Currency Options Purchased	—	401,477	—	401,477
Short-Term — Foreign Government Securities	—	23,725,917	—	23,725,917
Short-Term — Other Securities	—	8,114,620	—	8,114,620

Total Investments	$—	$173,579,715	$—	$173,579,715

Forward Foreign Currency Exchange Contracts	$—	$2,518,405	$—	$2,518,405
Swaps Contracts	—	1,168,664	—	1,168,664
Futures Contracts	87,840	—	—	87,840

Total	$87,840	$177,266,784	$—	$177,354,624

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(658,532)	$—	$(658,532)
Swaps Contracts	—	(605,556)	—	(605,556)
Futures Contracts	(33,517)	—	—	(33,517)

Total	$(33,517)	$(1,264,088)	$—	$(1,297,605)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

17

Eaton Vance Floating-Rate Fund as of July 31, 2010 (Unaudited)

Eaton Vance Floating-Rate Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Floating Rate Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2010, the value of the Fund’s investment in the Portfolio was $3,999,404,094 and the Fund owned 75.5% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Floating Rate Portfolio	as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 94.5%(1)

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
Aerospace and Defense — 1.7%
	Booz Allen Hamilton, Inc.
6,032	Term Loan, 6.00%, Maturing July 31, 2015	$6,038,276
	CACI International, Inc.
4,186	Term Loan, 1.85%, Maturing May 3, 2011	4,155,082
	DAE Aviation Holdings, Inc.
4,306	Term Loan, 4.23%, Maturing July 31, 2014	3,908,040
4,437	Term Loan, 4.23%, Maturing July 31, 2014	4,026,159
	Delos Aircraft, Inc.
5,142	Term Loan, 7.00%, Maturing March 17, 2016	5,159,447
	Evergreen International Aviation
10,173	Term Loan, 10.50%, Maturing October 31, 2011(2)	9,645,323
	Hawker Beechcraft Acquisition
19,752	Term Loan, 2.37%, Maturing March 26, 2014	16,012,825
1,294	Term Loan, 2.63%, Maturing March 26, 2014	1,048,861
	IAP Worldwide Services, Inc.
3,113	Term Loan, 9.25%, Maturing December 30, 2012(2)	3,050,985
	International Lease Finance Co.
7,633	Term Loan, 6.75%, Maturing March 17, 2015	7,699,478
	PGS Solutions, Inc.
3,299	Term Loan, 3.00%, Maturing February 14, 2013	3,134,332
	Spirit AeroSystems, Inc.
3,719	Term Loan, 2.28%, Maturing September 30, 2013	3,641,969
	TransDigm, Inc.
11,650	Term Loan, 2.54%, Maturing June 23, 2013	11,342,102
	Triumph Group, Inc.
3,225	Term Loan, 4.50%, Maturing June 16, 2016	3,242,134
	Wesco Aircraft Hardware Corp.
6,464	Term Loan, 2.57%, Maturing September 30, 2013	6,233,656
	Wyle Services Corp.
1,995	Term Loan, 6.00%, Maturing March 15, 2016	2,002,481

		$90,341,150

Air Transport — 0.3%
	Delta Air Lines, Inc.
7,000	Revolving Loan, 0.50%, Maturing April 30, 2012(3)	$6,475,000
8,311	Term Loan, 2.26%, Maturing April 30, 2012	7,939,104
1,326	Term Loan - Second Lien, 3.59%, Maturing April 30, 2014	1,204,141

		$15,618,245

Automotive — 3.7%
	Adesa, Inc.
25,248	Term Loan, 3.07%, Maturing October 18, 2013	$24,183,528
	Allison Transmission, Inc.
16,847	Term Loan, 3.10%, Maturing August 7, 2014	15,775,192
	Dayco Products, LLC
3,000	Term Loan, 0.50%, Maturing November 12, 2012(3)	3,047,700
491	Term Loan, 10.00%, Maturing November 12, 2012	491,189
981	Term Loan, 10.00%, Maturing November 12, 2012	981,151
1,961	Term Loan, 10.50%, Maturing May 13, 2014	1,922,635
299	Term Loan, 12.50%, Maturing November 13, 2014(2)	257,283
	Federal-Mogul Corp.
27,234	Term Loan, 2.29%, Maturing December 29, 2014	24,379,624
18,962	Term Loan, 2.28%, Maturing December 28, 2015	16,974,790

1

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Financiere Truck (Investissement)
EUR	1,616	Term Loan, 3.29%, Maturing February 15, 2012	$1,842,549
GBP	2,311	Term Loan, 3.19%, Maturing February 15, 2015(3)	3,173,379
		Ford Motor Co.
	4,852	Revolving Loan, 2.38%, Maturing December 15, 2013(3)	4,634,048
	7,105	Term Loan, 3.35%, Maturing December 16, 2013	6,874,262
	20,555	Term Loan, 3.35%, Maturing December 16, 2013	20,010,784
		Goodyear Tire & Rubber Co.
	41,656	Term Loan - Second Lien, 2.24%, Maturing April 30, 2014	38,746,306
		HHI Holdings, LLC
	1,975	Term Loan, 10.50%, Maturing March 30, 2015	1,989,812
		Keystone Automotive Operations, Inc.
	6,789	Term Loan, 4.02%, Maturing January 12, 2012	5,566,589
		Tenneco Automotive, Inc.
	5,550	Term Loan, 5.35%, Maturing March 17, 2014	5,563,875
		TriMas Corp.
	2,086	Term Loan, 6.00%, Maturing August 2, 2011	2,049,434
	8,700	Term Loan, 6.00%, Maturing December 15, 2015	8,547,846
		United Components, Inc.
	8,530	Term Loan, 2.37%, Maturing June 29, 2012	8,174,589

			$195,186,565

Beverage and Tobacco — 0.2%
		Culligan International Co.
	6,854	Term Loan, 2.58%, Maturing November 24, 2012	$5,577,267
		Maine Beverage Co., LLC
	1,483	Term Loan, 2.28%, Maturing March 31, 2013	1,423,714
		Van Houtte, Inc.
	111	Term Loan, 3.03%, Maturing July 19, 2014	108,281
	817	Term Loan, 3.03%, Maturing July 19, 2014	794,064

			$7,903,326

Building and Development — 2.1%
		401 North Wabash Venture, LLC
	3,111	Term Loan, 11.00%, Maturing July 27, 2012	$2,364,553
		Beacon Sales Acquisition, Inc.
	4,212	Term Loan, 2.46%, Maturing September 30, 2013	3,959,557
		Brickman Group Holdings, Inc.
	5,800	Term Loan, 2.53%, Maturing January 23, 2014	5,451,806
		Building Materials Corp. of America
	13,238	Term Loan, 3.13%, Maturing February 24, 2014	12,819,614
		Contech Construction Products
	1,767	Term Loan, 2.34%, Maturing January 31, 2013	1,478,683
		Forestar USA Real Estate Group, Inc.
	1,675	Revolving Loan, 0.46%, Maturing December 1, 2010(3)	1,532,832
	11,784	Term Loan, 5.16%, Maturing December 1, 2010	11,195,015
		Lafarge Roofing
	1,593	Term Loan, 3.25%, Maturing March 16, 2015(2)	1,200,379
EUR	2,861	Term Loan, 3.25%, Maturing April 16, 2015(2)	2,809,776
EUR	1,866	Term Loan, 5.00%, Maturing April 16, 2015(2)	1,811,658
		Materis
EUR	2,161	Term Loan, 3.67%, Maturing April 27, 2014	2,381,817
EUR	2,322	Term Loan, 3.65%, Maturing April 27, 2015	2,558,330
		Mueller Water Products, Inc.
	6,795	Term Loan, 5.49%, Maturing May 23, 2014	6,776,609
		NCI Building Systems, Inc.
	3,392	Term Loan, 8.00%, Maturing April 18, 2014	3,317,627
		November 2005 Land Investors, LLC
	610	Term Loan, 0.00%, Maturing March 31, 2011(4)	115,840
		Panolam Industries Holdings, Inc.
	11,143	Term Loan, 8.25%, Maturing December 31, 2013	10,363,342

2

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	Re/Max International, Inc.
13,865	Term Loan, 5.50%, Maturing March 11, 2016	$13,847,918
	Realogy Corp.
2,796	Term Loan, 3.31%, Maturing October 10, 2013	2,456,668
10,384	Term Loan, 3.35%, Maturing October 10, 2013	9,124,761
	South Edge, LLC
8,795	Term Loan, 0.00%, Maturing October 31, 2009(5)	3,737,723
	Standard Pacific Corp.
4,680	Term Loan, 2.19%, Maturing May 5, 2013	4,071,600
	WCI Communities, Inc.
3,833	Term Loan, 10.43%, Maturing September 3, 2014	3,807,792
4,022	Term Loan, 10.00%, Maturing September 2, 2016(2)	3,861,408

		$111,045,308

Business Equipment and Services — 8.0%
	Activant Solutions, Inc.
10,113	Term Loan, 2.56%, Maturing May 2, 2013	$9,523,528
	Acxiom Corp.
8,757	Term Loan, 3.50%, Maturing March 15, 2015	8,757,009
	Advantage Sales & Marketing, Inc.
11,471	Term Loan, 5.00%, Maturing May 5, 2016	11,385,216
1,500	Term Loan - Second Lien, 8.50%, Maturing May 5, 2017	1,491,095
	Affinion Group, Inc.
26,658	Term Loan, 5.00%, Maturing October 10, 2016	25,558,537
	Dealer Computer Services, Inc.
12,822	Term Loan, 5.25%, Maturing April 21, 2017	12,713,663
	DynCorp International, LLC
6,450	Term Loan, 6.25%, Maturing July 5, 2016	6,485,475
	Education Management, LLC
15,375	Term Loan, 2.31%, Maturing June 3, 2013	14,456,998
	First American Corp.
6,725	Term Loan, 4.75%, Maturing April 12, 2016	6,733,406
	Infogroup, Inc.
5,375	Term Loan, 6.25%, Maturing July 1, 2016	5,310,054
	Intergraph Corp.
3,350	Term Loan, 4.79%, Maturing May 29, 2014	3,341,150
3,617	Term Loan, 6.00%, Maturing May 29, 2014	3,624,956
	iPayment, Inc.
15,195	Term Loan, 2.45%, Maturing May 10, 2013	14,131,529
	Kronos, Inc.
13,680	Term Loan, 2.53%, Maturing June 11, 2014	12,816,660
	Language Line, Inc.
12,263	Term Loan, 5.50%, Maturing November 4, 2015	12,104,969
	Mitchell International, Inc.
1,974	Term Loan, 2.56%, Maturing March 28, 2014	1,835,041
1,500	Term Loan - Second Lien, 5.81%, Maturing March 30, 2015	1,316,250
	NE Customer Service
11,631	Term Loan, 6.00%, Maturing March 5, 2016	11,442,418
	Protection One Alarm Monitor, Inc.
5,675	Term Loan, 6.00%, Maturing May 16, 2016	5,625,344
	Quantum Corp.
4,071	Term Loan, 3.82%, Maturing July 14, 2014	3,877,511
	Quintiles Transnational Corp.
10,000	Revolving Loan, 0.25%, Maturing March 31, 2012(3)	9,656,000
17,822	Term Loan, 2.46%, Maturing March 29, 2013	17,125,925
	Sabre, Inc.
40,944	Term Loan, 2.37%, Maturing September 30, 2014	37,014,382
	Safenet, Inc.
14,650	Term Loan, 2.83%, Maturing April 12, 2014	13,981,822

3

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Serena Software, Inc.
	8,010	Term Loan, 2.54%, Maturing March 10, 2013	$7,649,493
		Sitel (Client Logic)
	8,580	Term Loan, 6.03%, Maturing January 30, 2014	8,317,375
EUR	569	Term Loan, 6.14%, Maturing January 30, 2014	719,803
		Solera Holdings, LLC
	3,726	Term Loan, 2.31%, Maturing May 16, 2014	3,574,105
EUR	2,946	Term Loan, 2.50%, Maturing May 16, 2014	3,733,419
		SunGard Data Systems, Inc.
	10,347	Term Loan, 2.09%, Maturing February 28, 2014	9,820,627
	3,414	Term Loan, 6.75%, Maturing February 28, 2014	3,420,285
	50,387	Term Loan, 4.00%, Maturing February 26, 2016	48,662,980
		Trans Union, LLC
	7,175	Term Loan, 6.75%, Maturing June 15, 2017	7,250,337
		Transaction Network Service, Inc.
	2,346	Term Loan, 6.00%, Maturing November 18, 2015	2,350,065
		Travelport, LLC
	19,549	Term Loan, 2.82%, Maturing August 23, 2013	18,479,951
	13,082	Term Loan, 2.82%, Maturing August 23, 2013	12,333,622
	6,614	Term Loan, 3.03%, Maturing August 23, 2013	6,252,123
EUR	2,106	Term Loan, 3.22%, Maturing August 23, 2013	2,581,949
	3,465	Term Loan, 10.50%, Maturing August 23, 2013	3,485,211
		Valassis Communications, Inc.
	2,731	Term Loan, 2.79%, Maturing March 2, 2014	2,650,082
		West Corp.
	13,000	Term Loan, 2.75%, Maturing October 24, 2013	12,355,508
	18,437	Term Loan, 4.25%, Maturing July 15, 2016	17,918,365

			$421,864,238

Cable and Satellite Television — 7.2%
		Atlantic Broadband Finance, LLC
	444	Term Loan, 2.79%, Maturing September 1, 2011	$437,539
	11,936	Term Loan, 6.75%, Maturing May 31, 2013	11,811,447
		Bresnan Broadband Holdings, LLC
	1,481	Term Loan, 2.34%, Maturing June 30, 2013	1,471,752
	15,357	Term Loan, 2.39%, Maturing March 29, 2014	15,258,637
		Cequel Communications, LLC
	37,947	Term Loan, 2.35%, Maturing November 5, 2013	36,441,165
		Charter Communications Operating, Inc.
	64,011	Term Loan, 2.32%, Maturing March 6, 2014	60,878,410
		CSC Holdings, Inc.
	1,469	Term Loan, 2.09%, Maturing March 29, 2016	1,452,454
	15,651	Term Loan, 2.09%, Maturing March 29, 2016	15,318,659
		CW Media Holdings, Inc.
	4,602	Term Loan, 3.53%, Maturing February 16, 2015	4,501,277
		Foxco Acquisition Sub., LLC
	9,202	Term Loan, 7.50%, Maturing July 14, 2015	8,856,842
		Insight Midwest Holdings, LLC
	27,816	Term Loan, 2.16%, Maturing April 7, 2014	26,440,347
		Kabel BW GmbH and Co.
EUR	1,500	Term Loan, 3.14%, Maturing June 9, 2014	1,897,712
EUR	1,500	Term Loan, 3.64%, Maturing June 9, 2015	1,897,712
		Kabel Deutschland GmbH
EUR	7,000	Term Loan, 3.89%, Maturing March 31, 2014	8,978,382
		MCC Iowa, LLC
	7,597	Term Loan, 2.06%, Maturing January 31, 2015	7,033,579
	7,720	Term Loan, 2.06%, Maturing January 31, 2015	7,147,716
		Mediacom Broadband, LLC
	10,275	Term Loan, 4.50%, Maturing October 23, 2017	9,861,431

4

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Mediacom Illinois, LLC
	19,194	Term Loan, 2.06%, Maturing January 31, 2015	$17,640,593
	2,978	Term Loan, 5.50%, Maturing March 31, 2017	2,906,784
		Mediacom, LLC
	6,000	Term Loan, 4.50%, Maturing October 23, 2017	5,809,998
		ProSiebenSat.1 Media AG
EUR	2,605	Term Loan, 2.44%, Maturing July 2, 2014	2,989,126
EUR	8,860	Term Loan, 2.44%, Maturing July 2, 2014	10,165,954
EUR	2,020	Term Loan, 3.52%, Maturing March 6, 2015	1,950,298
EUR	16,816	Term Loan, 2.57%, Maturing June 26, 2015	19,585,727
EUR	739	Term Loan, 2.57%, Maturing July 3, 2015	861,180
EUR	2,020	Term Loan, 3.77%, Maturing March 4, 2016	1,950,298
		UPC Broadband Holding B.V.
	17,842	Term Loan, 4.25%, Maturing December 30, 2016	17,012,781
EUR	21,765	Term Loan, 4.23%, Maturing December 31, 2016	26,209,435
	9,793	Term Loan, 4.25%, Maturing December 29, 2017	9,223,774
EUR	10,790	Term Loan, 4.48%, Maturing December 31, 2017	13,039,743
		Virgin Media Investment Holding
GBP	11,000	Term Loan, 4.78%, Maturing December 31, 2015	16,857,899
		YPSO Holding SA
EUR	3,179	Term Loan, 4.39%, Maturing June 16, 2014(2)	3,341,495
EUR	5,187	Term Loan, 4.39%, Maturing June 16, 2014(2)	5,451,914
EUR	8,238	Term Loan, 4.39%, Maturing June 16, 2014(2)	8,658,577

			$383,340,637

Chemicals and Plastics — 4.9%
		Arizona Chemical, Inc.
EUR	2,542	Term Loan, 2.95%, Maturing February 26, 2013	$3,080,595
		Brenntag Holding GmbH and Co. KG
	10,152	Term Loan, 4.09%, Maturing January 20, 2014	10,190,416
	1,824	Term Loan, 4.10%, Maturing January 20, 2014	1,830,888
EUR	3,434	Term Loan, 4.36%, Maturing January 20, 2014	4,432,690
EUR	230	Term Loan - Second Lien, 4.94%, Maturing July 17, 2015	295,660
EUR	32	Term Loan - Second Lien, 6.94%, Maturing July 17, 2015	41,255
		British Vita UK, Ltd.
EUR	961	Term Loan, 5.99%, Maturing June 30, 2014(2)	1,244,598
		Celanese Holdings, LLC
EUR	968	Term Loan, 2.00%, Maturing April 2, 2014	1,219,822
	11,787	Term Loan, 2.10%, Maturing April 2, 2014	11,315,331
	15,717	Term Loan, 2.28%, Maturing April 2, 2014	15,079,572
		Chemtura Corp.
	4,200	DIP Loan, 6.00%, Maturing February 11, 2011	4,197,375
		Cognis GmbH
EUR	1,249	Term Loan, 2.72%, Maturing September 16, 2013	1,609,454
EUR	4,276	Term Loan, 2.72%, Maturing September 16, 2013	5,512,457
		Columbian Chemicals Acquisition
	8,536	Term Loan, 6.56%, Maturing March 16, 2013	8,450,800
		Ferro Corp.
	10,889	Term Loan, 6.53%, Maturing June 6, 2012	10,859,844
		Hexion Specialty Chemicals, Inc.
	9,500	Term Loan, 2.25%, Maturing May 5, 2013	8,265,000
	1,204	Term Loan, 4.13%, Maturing May 5, 2015	1,132,059
	970	Term Loan, 4.31%, Maturing May 5, 2015	899,675
	4,351	Term Loan, 4.31%, Maturing May 5, 2015	4,093,787
	7,408	Term Loan, 4.31%, Maturing May 5, 2015	6,969,771
EUR	1,097	Term Loan, 4.79%, Maturing May 5, 2015	1,278,917
		Huish Detergents, Inc.
	1,990	Term Loan, 2.08%, Maturing April 26, 2014	1,901,200

5

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Huntsman International, LLC
	18,508	Term Loan, 2.21%, Maturing April 21, 2014	$17,412,245
	2,136	Term Loan, 2.62%, Maturing June 30, 2016	2,033,049
		INEOS Group
	712	Term Loan, 7.00%, Maturing December 14, 2012	712,476
EUR	3,029	Term Loan, 7.50%, Maturing December 16, 2013	3,894,526
	17,265	Term Loan, 7.50%, Maturing December 16, 2013	17,020,680
EUR	3,030	Term Loan, 8.00%, Maturing December 16, 2014	3,895,828
	17,265	Term Loan, 8.00%, Maturing December 16, 2014	17,020,680
		ISP Chemco, Inc.
	8,451	Term Loan, 1.88%, Maturing June 4, 2014	8,006,949
		Kraton Polymers, LLC
	10,928	Term Loan, 2.38%, Maturing May 13, 2013	10,340,304
		Lyondell Chemical Co.
	4,475	Term Loan, 5.50%, Maturing April 8, 2016	4,513,807
		MacDermid, Inc.
	2,941	Term Loan, 2.32%, Maturing April 12, 2014	2,764,631
		Millenium Inorganic Chemicals
	8,777	Term Loan, 2.78%, Maturing May 15, 2014	8,173,157
		Momentive Performance Material
	4,850	Term Loan, 2.50%, Maturing December 4, 2013	4,500,800
		Nalco Co.
	3,020	Term Loan, 6.50%, Maturing May 13, 2016	3,039,631
		Rockwood Specialties Group, Inc.
EUR	588	Term Loan, 5.00%, Maturing July 29, 2011	758,196
	17,984	Term Loan, 6.00%, Maturing May 15, 2014	18,028,759
		Solutia, Inc.
	5,000	Revolving Loan, 1.09%, Maturing March 12, 2015(3)	4,650,000
	17,581	Term Loan, 4.75%, Maturing March 17, 2017	17,637,443
		Styron S.A.R.L.
	11,325	Term Loan, 7.50%, Maturing June 17, 2016	11,424,094

			$259,728,421

Clothing/Textiles — 0.4%
		Hanesbrands, Inc.
	7,831	Term Loan, 5.25%, Maturing December 10, 2015	$7,880,782
		Phillips Van Heusen Corp.
	7,712	Term Loan, 4.75%, Maturing May 6, 2016	7,758,557
EUR	3,312	Term Loan, 5.00%, Maturing May 6, 2016	4,310,747
		The William Carter Co.
	2,295	Term Loan, 1.82%, Maturing July 14, 2012	2,281,088

			$22,231,174

Conglomerates — 2.3%
		Aquilex Holdings, LLC
	1,995	Term Loan, 5.50%, Maturing April 1, 2016	$1,989,181
		Doncasters (Dunde HoldCo 4 Ltd.)
	3,586	Term Loan, 4.33%, Maturing July 13, 2015	3,066,164
GBP	657	Term Loan, 4.57%, Maturing July 13, 2015	888,777
	3,586	Term Loan, 4.83%, Maturing July 13, 2015	3,066,164
GBP	657	Term Loan, 5.07%, Maturing July 13, 2015	888,777
		Gentek Holding, LLC
	1,924	Term Loan, 7.00%, Maturing October 29, 2014	1,930,747
		Jarden Corp.
	2,304	Term Loan, 2.28%, Maturing January 24, 2012	2,262,861
	7,079	Term Loan, 2.28%, Maturing January 24, 2012	6,948,456
	1,001	Term Loan, 3.03%, Maturing January 24, 2012	987,225
		Johnson Diversey, Inc.
	5,099	Term Loan, 5.50%, Maturing November 24, 2015	5,099,375
		Manitowoc Company, Inc. (The)
	10,791	Term Loan, 8.00%, Maturing November 6, 2014	10,813,808

6

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Polymer Group, Inc.
	1,570	Term Loan, 2.57%, Maturing November 22, 2012	$1,570,271
	15,575	Term Loan, 7.00%, Maturing November 24, 2014	15,632,913
		RBS Global, Inc.
	5,508	Term Loan, 2.63%, Maturing July 19, 2013	5,218,593
	26,366	Term Loan, 2.88%, Maturing July 19, 2013	25,195,581
		RGIS Holdings, LLC
	790	Term Loan, 3.03%, Maturing April 30, 2014	729,470
	15,801	Term Loan, 3.03%, Maturing April 30, 2014	14,589,395
		Service Master Co.
	453	Term Loan, Maturing July 24, 2014(6)	417,821
	4,547	Term Loan, Maturing July 24, 2014(6)	4,195,619
		US Investigations Services, Inc.
	6,109	Term Loan, 3.54%, Maturing February 21, 2015	5,398,898
	5,575	Term Loan, Maturing February 21, 2015(6)	5,575,000
		Vertrue, Inc.
	6,309	Term Loan, 3.54%, Maturing August 16, 2014	5,481,281

			$121,946,377

Containers and Glass Products — 2.7%
		Berry Plastics Corp.
	20,236	Term Loan, 2.34%, Maturing April 3, 2015	$18,667,477
		BWAY Corp.
	549	Term Loan, 5.50%, Maturing June 16, 2017	549,257
	5,851	Term Loan, 5.50%, Maturing June 16, 2017	5,858,743
		Consolidated Container Co.
	5,448	Term Loan, 2.56%, Maturing March 28, 2014	5,030,559
		Crown Americas, Inc.
	598	Term Loan, 2.10%, Maturing November 15, 2012	593,592
	1,997	Term Loan, 2.10%, Maturing November 15, 2012	1,984,043
EUR	1,744	Term Loan, 2.32%, Maturing November 15, 2012	2,238,712
		Graham Packaging Holdings Co.
	9,186	Term Loan, 2.64%, Maturing October 7, 2011	9,175,308
	20,992	Term Loan, 6.75%, Maturing April 5, 2014	21,198,392
		Graphic Packaging International, Inc.
	24,543	Term Loan, 2.52%, Maturing May 16, 2014	23,751,702
	6,179	Term Loan, 3.28%, Maturing May 16, 2014	6,073,208
		JSG Acquisitions
EUR	1,069	Term Loan, 4.06%, Maturing December 31, 2014	1,369,082
EUR	1,060	Term Loan, 4.25%, Maturing December 31, 2014	1,357,717
		OI European Group B.V.
EUR	11,939	Term Loan, 2.02%, Maturing June 14, 2013	15,188,169
		Reynolds Group Holdings, Inc.
	6,725	Term Loan, 5.75%, Maturing May 5, 2016	6,703,984
	7,950	Term Loan, 6.25%, Maturing May 5, 2016	7,944,038
		Smurfit-Stone Container Corp
	15,125	Term loan, 6.75%, Maturing February 22, 2016	15,216,778

			$142,900,761

Cosmetics/Toiletries — 0.9%
		Alliance Boots Holdings, Ltd.
GBP	13,000	Term Loan, 3.56%, Maturing July 5, 2015	$18,954,022
EUR	4,000	Term Loan, 3.58%, Maturing July 5, 2015	4,920,118
		American Safety Razor Co.
	3,256	Term Loan, 6.75%, Maturing July 31, 2013	3,074,676
		Bausch & Lomb, Inc.
	2,364	Term Loan, 3.57%, Maturing April 24, 2015	2,270,859
	11,762	Term Loan, 3.63%, Maturing April 24, 2015	11,296,802

7

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Prestige Brands, Inc.
	5,661	Term Loan, 4.75%, Maturing March 24, 2016	$5,653,736

			$46,170,213

Drugs — 0.5%
		Graceway Pharmaceuticals, LLC
	13,351	Term Loan, 3.07%, Maturing May 3, 2012	$11,208,269
		Pharmaceutical Holdings Corp.
	808	Term Loan, 4.57%, Maturing January 30, 2012	787,899
		Warner Chilcott Corp.
	4,334	Term Loan, 5.50%, Maturing October 30, 2014	4,335,128
	2,551	Term Loan, 5.75%, Maturing April 30, 2015	2,552,819
	4,129	Term Loan, 5.75%, Maturing April 30, 2015	4,134,672
	4,248	Term Loan, 5.75%, Maturing April 30, 2015	4,250,907

			$27,269,694

Ecological Services and Equipment — 0.6%
		BakerCorp.
	1,995	Term Loan, 4.95%, Maturing May 8, 2014	$1,892,622
		Big Dumpster Merger Sub, Inc.
	1,614	Term Loan, 2.57%, Maturing February 5, 2013	1,254,584
		Environmental Systems Products Holdings, Inc.
	359	Term Loan - Second Lien, 13.50%, Maturing September 12, 2014	334,200
		Kemble Water Structure, Ltd.
GBP	14,400	Term Loan - Second Lien, 4.88%, Maturing October 13, 2013	19,947,031
		Sensus Metering Systems, Inc.
	7,335	Term Loan, 7.00%, Maturing June 3, 2013	7,371,807
		Synagro Technologies, Inc.
	997	Term Loan, 2.35%, Maturing April 2, 2014	840,334
		Wastequip, Inc.
	679	Term Loan, 2.57%, Maturing February 5, 2013	528,246

			$32,168,824

Electronics/Electrical — 3.2%
		Aspect Software, Inc.
	11,621	Term Loan, 6.25%, Maturing April 19, 2016	$11,427,190
		Baldor Electric Co.
	841	Term Loan, 5.25%, Maturing January 31, 2014	843,432
		Christie/Aix, Inc.
	5,372	Term Loan, 5.25%, Maturing April 29, 2016	5,338,090
		Fairchild Semiconductor Corp.
	10,719	Term Loan, 1.88%, Maturing June 26, 2013	10,361,976
		FCI International S.A.S.
	750	Term Loan, 3.67%, Maturing November 1, 2013	697,397
	552	Term Loan, 3.91%, Maturing November 1, 2013	513,113
	573	Term Loan, 3.91%, Maturing November 1, 2013	532,982
	552	Term Loan, 3.91%, Maturing October 31, 2014	513,113
	573	Term Loan, 3.91%, Maturing October 31, 2014	532,982
		Freescale Semiconductor, Inc.
	23,890	Term Loan, 4.60%, Maturing December 1, 2016	22,012,440
		Infor Enterprise Solutions Holdings
EUR	2,895	Term Loan, 5.58%, Maturing July 28, 2015	3,423,654
	7,117	Term Loan, 6.07%, Maturing July 28, 2015	6,637,011
	19,174	Term Loan, 6.07%, Maturing July 28, 2015	17,783,830
		Network Solutions, LLC
	9,110	Term Loan, 2.57%, Maturing March 7, 2014	8,597,128
		Open Solutions, Inc.
	10,054	Term Loan, 2.63%, Maturing January 23, 2014	8,703,376
		Sensata Technologies Finance Co.
	22,816	Term Loan, 2.23%, Maturing April 26, 2013	21,544,273

8

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Shield Finance Co. S.A.R.L.
	6,325	Term Loan, 7.75%, Maturing June 15, 2016	$6,119,437
		Spansion, LLC
	6,883	Term Loan, 7.50%, Maturing January 8, 2015	6,846,189
		Spectrum Brands, Inc.
	23,425	Term Loan, 8.00%, Maturing June 16, 2016	23,703,172
		SS&C Technologies, Inc.
	2,882	Term Loan, 2.48%, Maturing November 23, 2012	2,784,373
		VeriFone, Inc.
	1,829	Term Loan, 3.07%, Maturing October 31, 2013	1,792,746
		Vertafore, Inc.
	6,725	Term Loan, Maturing July 29, 2016(6)	6,706,089

			$167,413,993

Equipment Leasing — 0.1%
		AWAS Capital, Inc.
	6,184	Term Loan, 2.31%, Maturing March 22, 2013	$5,812,552
		Hertz Corp.
	835	Term Loan, 2.09%, Maturing December 21, 2012	808,843
	8	Term Loan, 2.09%, Maturing December 21, 2012	7,614

			$6,629,009

Farming/Agriculture — 0.5%
		CF Industries, Inc.
	14,214	Term Loan, 4.50%, Maturing April 6, 2015	$14,297,900
		Wm. Bolthouse Farms, Inc.
	13,466	Term Loan, 5.50%, Maturing February 11, 2016	13,451,101

			$27,749,001

Financial Intermediaries — 3.1%
		Asset Acceptance Capital Corp.
	2,233	Term Loan, 3.85%, Maturing June 5, 2013	$2,154,773
		Citco III, Ltd.
	19,889	Term Loan, 4.75%, Maturing May 30, 2014	19,093,653
		E.A. Viner International Co.
	378	Term Loan, 5.04%, Maturing July 31, 2013	359,138
		Fidelity National Information Services, Inc.
	17,550	Term loan, 5.25%, Maturing July 18, 2016	17,672,481
		First Data Corp.
	3,478	Term Loan, 3.08%, Maturing September 24, 2014	3,034,085
	3,969	Term Loan, 3.08%, Maturing September 24, 2014	3,459,572
	5,964	Term Loan, 3.08%, Maturing September 24, 2014	5,205,034
		Grosvenor Capital Management
	5,499	Term Loan, 2.38%, Maturing December 5, 2013	5,224,501
		Interactive Data Corp.
	10,500	Term Loan, Maturing January 27, 2017(6)	10,495,622
		Jupiter Asset Management Group
GBP	2,841	Term Loan, 4.44%, Maturing March 17, 2015	4,203,734
		LPL Holdings, Inc.
	7,780	Term Loan, 2.21%, Maturing June 28, 2013	7,436,493
	24,490	Term Loan, 4.25%, Maturing June 25, 2015	23,571,231
	15,960	Term Loan, 5.25%, Maturing June 28, 2017	15,860,250
		MSCI, Inc.
	24,200	Term Loan, 4.75%, Maturing June 1, 2016	24,351,250
		Nuveen Investments, Inc.
	16,977	Term Loan, 3.51%, Maturing November 13, 2014	14,998,124
		Oxford Acquisition III, Ltd.
	7,042	Term Loan, 2.26%, Maturing May 12, 2014	6,196,895

9

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		RJO Holdings Corp. (RJ O’Brien)
	4,064	Term Loan, 5.35%, Maturing July 12, 2014(2)	$2,763,662

			$166,080,498

Food Products — 2.2%
		Acosta, Inc.
	16,782	Term Loan, 2.57%, Maturing July 28, 2013	$15,858,411
		American Seafoods Group, LLC
	5,250	Term Loan, 5.50%, Maturing May 7, 2015	5,241,763
		B&G Foods, Inc.
	1,500	Term Loan, 2.54%, Maturing February 26, 2013	1,492,500
		BL Marketing, Ltd.
GBP	3,500	Term Loan, 2.90%, Maturing December 31, 2013	5,146,481
GBP	2,500	Term Loan - Second Lien, 5.53%, Maturing June 30, 2015	3,635,197
		Dean Foods Co.
	26,327	Term Loan, 1.92%, Maturing April 2, 2014	24,714,225
		Dole Food Company, Inc.
	2,513	Term Loan, 8.00%, Maturing August 30, 2010	2,520,864
	6,646	Term Loan, 5.02%, Maturing March 2, 2017	6,665,196
	2,676	Term Loan, 5.04%, Maturing March 2, 2017	2,683,522
		Mafco Worldwide Corp.
	974	Term Loan, 2.33%, Maturing December 8, 2011	919,964
		Michael Foods Holdings, Inc.
	5,275	Term Loan, 6.25%, Maturing June 29, 2016	5,295,441
		Pinnacle Foods Finance, LLC
	4,000	Revolving Loan, 0.93%, Maturing April 2, 2013(3)	3,640,000
	33,672	Term Loan, 2.85%, Maturing April 2, 2014	31,787,287
	6,325	Term Loan, 7.50%, Maturing April 2, 2014	6,353,235
		United Biscuits
GBP	1,500	Term Loan - Second Lien, 5.04%, Maturing June 15, 2016	2,177,195

			$118,131,281

Food Service — 2.6%
		AFC Enterprises, Inc.
	1,212	Term Loan, 7.00%, Maturing May 11, 2013	$1,215,384
		Aramark Corp.
	965	Term Loan, 2.41%, Maturing January 26, 2014	887,800
	2,104	Term Loan, 2.07%, Maturing January 27, 2014	1,974,762
	19,399	Term Loan, 2.41%, Maturing January 27, 2014	18,211,219
	3,343	Term Loan, 3.60%, Maturing July 26, 2016	3,225,019
	38,581	Term Loan, 3.78%, Maturing July 26, 2016	37,214,687
		Buffets, Inc.
	9,203	Term Loan, 12.00%, Maturing April 21, 2015(2)	8,345,704
	1,119	Term Loan, 7.53%, Maturing April 22, 2015(2)	867,040
		CBRL Group, Inc.
	367	Term Loan, 1.85%, Maturing April 29, 2013	358,753
	3,611	Term Loan, 1.85%, Maturing April 29, 2013	3,531,131
	222	Term Loan, 2.85%, Maturing April 27, 2016	217,544
	2,305	Term Loan, 2.85%, Maturing April 27, 2016	2,261,808
		JRD Holdings, Inc.
	3,459	Term Loan, 2.58%, Maturing July 2, 2014	3,303,198
		OSI Restaurant Partners, LLC
	1,866	Term Loan, 2.82%, Maturing June 14, 2013	1,625,106
	20,198	Term Loan, 2.88%, Maturing June 14, 2014	17,589,086
		QCE Finance, LLC
	9,613	Term Loan, 5.13%, Maturing May 5, 2013	7,974,767
		Sagittarius Restaurants, LLC
	4,350	Term Loan, 7.50%, Maturing May 18, 2015	4,290,187
		Selecta
CHF	18,405	Term Loan, 2.45%, Maturing July 2, 2015	14,841,196

10

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		SSP Financing, Ltd.
	2,834	Term Loan, 1.00%, Maturing June 15, 2016	$1,158,492
	5,115	Term Loan, 1.54%, Maturing December 17, 2016	3,580,799
		Wendys/Arbys Restaurants, LLC
	3,425	Term Loan, 5.00%, Maturing May 24, 2017	3,434,847

			$136,108,529

Food/Drug Retailers — 2.7%
		General Nutrition Centers, Inc.
	34,913	Term Loan, 2.71%, Maturing September 16, 2013	$32,963,364
		Pantry, Inc. (The)
	61	Term Loan, 2.07%, Maturing May 15, 2014	58,619
	6,655	Term Loan, 2.07%, Maturing May 15, 2014	6,369,397
		Rite Aid Corp.
	43,788	Term Loan, 2.09%, Maturing June 4, 2014	38,511,211
	13,832	Term Loan, 6.00%, Maturing June 4, 2014	13,106,270
	14,449	Term Loan, 9.50%, Maturing June 10, 2015	14,761,738
		Roundy’s Supermarkets, Inc.
	34,441	Term Loan, 7.00%, Maturing November 3, 2013	34,344,021
	2,500	Term Loan - Second Lien, 10.00%, Maturing April 18, 2016	2,540,625
		Supervalu, Inc.
	480	Term Loan, 1.57%, Maturing June 1, 2012	464,651
	851	Term Loan, 3.07%, Maturing October 5, 2015	823,482

			$143,943,378

Forest Products — 1.0%
		Georgia-Pacific Corp.
	5,435	Term Loan, 2.48%, Maturing December 20, 2012	$5,356,125
	39,954	Term Loan, 2.53%, Maturing December 21, 2012	39,370,196
	10,442	Term Loan, 3.79%, Maturing December 23, 2014	10,408,932

			$55,135,253

Health Care — 11.0%
		1-800 Contacts, Inc.
	6,942	Term Loan, 7.70%, Maturing March 4, 2015	$6,803,348
		Alliance Healthcare Services
	8,859	Term Loan, 5.50%, Maturing June 1, 2016	8,741,120
		American Medical Systems
	1,059	Term Loan, 2.63%, Maturing July 20, 2012	1,021,903
		AMR Holdco, Inc.
	4,969	Term Loan, 3.34%, Maturing April 8, 2015	4,956,328
		Ardent Medical Services, Inc.
	7,606	Term Loan, 6.50%, Maturing September 9, 2015	7,420,543
		Aveta Holdings, LLC
	4,367	Term Loan, 8.00%, Maturing April 14, 2015	4,276,502
	4,367	Term Loan, 8.00%, Maturing April 14, 2015	4,276,502
		Biomet, Inc.
	29,669	Term Loan, 3.51%, Maturing March 25, 2015	28,906,704
EUR	2,892	Term Loan, 3.64%, Maturing March 25, 2015	3,584,917
		Cardinal Health 409, Inc.
	15,440	Term Loan, 2.57%, Maturing April 10, 2014	13,973,621
		Carestream Health, Inc.
	16,389	Term Loan, 2.32%, Maturing April 30, 2013	15,584,064
	2,364	Term Loan - Second Lien, 5.57%, Maturing October 30, 2013	2,201,499
		Carl Zeiss Vision Holding GmbH
EUR	8,371	Term Loan, 3.14%, Maturing July 24, 2016	8,815,628
		Community Health Systems, Inc.
	2,676	Term Loan, 2.79%, Maturing July 25, 2014	2,539,145
	71,031	Term Loan, 2.79%, Maturing July 25, 2014	67,404,144
		Concentra, Inc.
	6,625	Term Loan, 2.79%, Maturing June 25, 2014	6,188,862

11

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Convatec Cidron
EUR	1,998	Term Loan, 3.97%, Maturing August 1, 2015	$2,520,210
		CRC Health Corp.
	1,838	Term Loan, 2.78%, Maturing February 6, 2013	1,677,309
	3,705	Term Loan, 2.78%, Maturing February 6, 2013	3,380,758
		Dako EQT Project Delphi
EUR	3,099	Term Loan, 2.85%, Maturing May 31, 2016	3,452,367
	1,568	Term Loan, 2.66%, Maturing June 12, 2016	1,330,442
		DaVita, Inc.
	16,810	Term Loan, 1.86%, Maturing October 5, 2012	16,475,976
		DJO Finance, LLC
	4,447	Term Loan, 3.32%, Maturing May 20, 2014	4,241,472
		Fenwal, Inc.
	506	Term Loan, 2.79%, Maturing February 28, 2014	438,687
	2,953	Term Loan, 2.79%, Maturing February 28, 2014	2,559,376
		Fresenius Medical Care Holdings
	7,817	Term Loan, 1.87%, Maturing March 31, 2013	7,615,850
		Fresenius SE
	361	Term Loan, 4.50%, Maturing September 10, 2014	362,925
	633	Term Loan, 4.50%, Maturing September 10, 2014	635,344
		Hanger Orthopedic Group, Inc.
	3,276	Term Loan, 2.33%, Maturing May 28, 2013	3,190,300
		Harvard Drug Group, LLC
	358	Term Loan, 6.50%, Maturing April 8, 2016	343,780
	2,604	Term Loan, 6.50%, Maturing April 8, 2016	2,500,220
		HCA, Inc.
	18,668	Term Loan, 2.78%, Maturing November 18, 2013	18,058,790
	45,769	Term Loan, 3.78%, Maturing March 31, 2017	44,635,236
		Health Management Association, Inc.
	40,210	Term Loan, 2.28%, Maturing February 28, 2014	37,907,603
		HealthSouth Corp.
	3,000	Term Loan, 2.50%, Maturing March 10, 2012	2,850,000
	3,575	Term Loan, 2.79%, Maturing March 11, 2013	3,477,075
	2,943	Term Loan, 4.29%, Maturing September 10, 2015	2,912,754
		Iasis Healthcare, LLC
	109	Term Loan, 2.32%, Maturing March 14, 2014	103,561
	316	Term Loan, 2.32%, Maturing March 14, 2014	299,222
	30	Term Loan, 3.21%, Maturing March 14, 2014	28,180
		Ikaria Acquisition, Inc.
	3,500	Term Loan, 7.00%, Maturing May 16, 2016	3,386,250
		IM U.S. Holdings, LLC
	9,236	Term Loan, 2.42%, Maturing June 26, 2014	8,854,934
		IMS Health, Inc.
EUR	1,980	Term Loan, 5.50%, Maturing January 31, 2016	2,554,612
	8,169	Term Loan, 5.25%, Maturing February 26, 2016	8,197,052
		inVentiv Health, Inc.
	7,354	Term Loan, 2.29%, Maturing July 6, 2014	7,316,941
		Lifepoint Hospitals, Inc.
	15,498	Term Loan, 3.25%, Maturing April 15, 2015	15,135,103
		MPT Operating Partnership, LP
	8,000	Term Loan, 5.00%, Maturing May 17, 2016	7,960,000
		MultiPlan Merger Corp.
	5,666	Term Loan, 3.63%, Maturing April 12, 2013	5,636,194
	6,577	Term Loan, 3.63%, Maturing April 12, 2013	6,542,277
	4,331	Term Loan, 6.00%, Maturing April 12, 2013	4,323,733
		Mylan, Inc.
	12,777	Term Loan, 3.75%, Maturing October 2, 2014	12,736,268
		National Mentor Holdings, Inc.
	537	Term Loan, 2.30%, Maturing June 29, 2013	471,308
	8,708	Term Loan, 2.54%, Maturing June 29, 2013	7,641,533

12

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Nyco Holdings
	9,469	Term Loan, 4.14%, Maturing December 29, 2014	$8,747,915
EUR	5,961	Term Loan, 4.47%, Maturing December 29, 2014	7,250,662
	9,469	Term Loan, 4.89%, Maturing December 29, 2015	8,747,915
EUR	5,961	Term Loan, 5.22%, Maturing December 29, 2015	7,250,662
		Prime Healthcare Services, Inc.
	17,082	Term Loan, 7.25%, Maturing April 22, 2015	16,398,900
		Psychiatric Solutions, Inc.
	856	Term Loan, 2.27%, Maturing July 2, 2012	849,946
		RadNet Management, Inc.
	12,244	Term Loan, 5.75%, Maturing April 1, 2016	12,101,458
		ReAble Therapeutics Finance, LLC
	8,805	Term Loan, 2.41%, Maturing November 16, 2013	8,533,332
		RehabCare Group, Inc.
	4,943	Term Loan, 6.00%, Maturing November 24, 2015	4,912,614
		Select Medical Holdings Corp.
	1,000	Revolving Loan, 0.50%, Maturing February 24, 2011(3)	920,000
	3,824	Term Loan, 4.23%, Maturing August 22, 2014	3,725,852
	10,402	Term Loan, 4.23%, Maturing August 22, 2014	10,135,882
		Skillsoft Corp.
	4,000	Term Loan, 6.50%, Maturing May 19, 2017	4,015,000
		Sunrise Medical Holdings, Inc.
EUR	2,482	Term Loan, 8.00%, Maturing May 13, 2014	3,040,414
		TZ Merger Sub., Inc. (TriZetto)
	4,818	Term Loan, 7.50%, Maturing August 4, 2015	4,818,338
		Universal Health Services, Inc.
	15,425	Term Loan, Maturing July 28, 2016(6)	15,335,026
		Vanguard Health Holding Co., LLC
	9,776	Term Loan, 5.00%, Maturing January 29, 2016	9,694,852
		VWR International, Inc.
	17,346	Term Loan, 2.82%, Maturing June 30, 2014	16,109,857

			$581,037,097

Home Furnishings — 0.8%
		Dometic Corp.
	914	Term Loan, 1.29%, Maturing September 5, 2013	$813,717
	2,057	Term Loan, 1.29%, Maturing September 5, 2013	1,584,005
	1,048	Term Loan, 3.38%, Maturing September 5, 2013(2)	385,141
		Hunter Fan Co.
	3,580	Term Loan, 2.85%, Maturing April 16, 2014	3,188,197
		Interline Brands, Inc.
	6,416	Term Loan, 2.08%, Maturing June 23, 2013	5,966,985
	1,376	Term Loan, 2.08%, Maturing June 23, 2013	1,279,513
		National Bedding Co., LLC
	24,995	Term Loan, 2.38%, Maturing February 28, 2013	23,995,346
	1,500	Term Loan - Second Lien, 5.38%, Maturing February 28, 2014	1,395,000
		Oreck Corp.
	797	Term Loan - Second Lien, 4.04%, Maturing March 19, 2016(7)	637,976
		Sanitec Europe OY
EUR	3,470	Term Loan, 2.50%, Maturing June 24, 2016	3,331,457

			$42,577,337

Industrial Equipment — 2.3%
		Baxi Group, Ltd.
EUR	3,254	Revolving Loan, 2.81%, Maturing December 27, 2010(3)	$3,943,132
GBP	440	Term Loan, 3.26%, Maturing December 27, 2010	666,271
EUR	500	Term Loan, 3.53%, Maturing June 13, 2011	622,255
EUR	500	Term Loan, 4.53%, Maturing June 13, 2012	622,254
		Brand Energy and Infrastructure Services, Inc.
	9,368	Term Loan, 2.81%, Maturing February 7, 2014	8,360,869

13

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Bucyrus International, Inc.
	10,609	Term Loan, 4.50%, Maturing February 19, 2016	$10,656,378
		CEVA Group PLC U.S.
	2,047	Term Loan, 3.32%, Maturing November 4, 2013	1,811,879
	40	Term Loan, 3.53%, Maturing November 4, 2013	34,938
EUR	635	Term Loan, 3.64%, Maturing November 4, 2013	727,158
EUR	1,078	Term Loan, 3.64%, Maturing November 4, 2013	1,234,797
EUR	1,325	Term Loan, 3.64%, Maturing November 4, 2013	1,517,574
EUR	1,136	Term Loan, 3.75%, Maturing November 4, 2013	1,301,257
		EPD Holdings, (Goodyear Engineering Products)
	2,343	Term Loan, 2.84%, Maturing July 31, 2014	2,002,918
	12,831	Term Loan, 2.84%, Maturing July 31, 2014	10,970,343
	2,000	Term Loan - Second Lien, 6.09%, Maturing July 13, 2015	1,525,000
		Generac Acquisition Corp.
	8,802	Term Loan, 2.90%, Maturing November 11, 2013	8,128,340
		Gleason Corp.
	3,459	Term Loan, 2.19%, Maturing June 30, 2013	3,130,208
		Itron, Inc.
	630	Term Loan, 3.82%, Maturing April 18, 2014	628,729
		Jason, Inc.
	1,731	Term Loan, 0.00%, Maturing July 30, 2010(5)	1,298,456
		John Maneely Co.
	18,975	Term Loan, 3.78%, Maturing December 9, 2013	18,053,767
		KION Group GmbH
EUR	525	Term Loan, 4.39%, Maturing December 23, 2014(2)	544,781
	8,838	Term Loan, 2.57%, Maturing January 28, 2015(2)	6,925,632
EUR	485	Term Loan, 4.64%, Maturing December 29, 2015(2)	503,853
	8,838	Term Loan, 2.82%, Maturing January 28, 2016(2)	6,925,632
		Polypore, Inc.
	2,000	Revolving Loan, 0.64%, Maturing July 3, 2013(3)	1,820,000
	22,681	Term Loan, 2.32%, Maturing July 3, 2014	21,731,213
EUR	1,081	Term Loan, 2.64%, Maturing July 3, 2014	1,324,258
		Sequa Corp.
	1,990	Term Loan, 3.79%, Maturing December 3, 2014	1,861,745
		TFS Acquisition Corp.
	4,525	Term Loan, 14.00%, Maturing August 11, 2013(2)	4,502,212

			$123,375,849

Insurance — 1.9%
		Alliant Holdings I, Inc.
	19,892	Term Loan, 3.53%, Maturing August 21, 2014	$18,748,315
		AmWINS Group, Inc.
	6,428	Term Loan, 3.04%, Maturing June 8, 2013	5,949,850
		Applied Systems, Inc.
	11,496	Term Loan, 2.82%, Maturing September 26, 2013	10,624,205
		CCC Information Services Group, Inc.
	7,227	Term Loan, 2.58%, Maturing February 10, 2013	6,979,823
		Conseco, Inc.
	22,278	Term Loan, 7.50%, Maturing October 10, 2013	21,832,490
		Crump Group, Inc.
	3,223	Term Loan, 3.32%, Maturing August 1, 2014	2,997,840
		HUB International Holdings, Inc.
	1,623	Term Loan, 3.03%, Maturing June 13, 2014	1,483,064
	11,561	Term Loan, 3.03%, Maturing June 13, 2014	10,563,465
	3,499	Term Loan, 6.75%, Maturing June 13, 2014	3,383,400
		U.S.I. Holdings Corp.
	18,548	Term Loan, 3.29%, Maturing May 5, 2014	16,959,722
	1,985	Term Loan, 7.00%, Maturing May 5, 2014	1,920,487

			$101,442,661

14

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Leisure Goods/Activities/Movies — 4.0%
		24 Hour Fitness Worldwide, Inc.
	4,000	Term Loan, 6.75%, Maturing April 22, 2016	$3,733,000
		AMC Entertainment, Inc.
	20,210	Term Loan, 2.08%, Maturing January 28, 2013	19,588,798
		AMF Bowling Worldwide, Inc.
	2,792	Term Loan, 2.84%, Maturing June 8, 2013	2,402,796
		Bombardier Recreational Products
	21,998	Term Loan, 3.19%, Maturing June 28, 2013	19,082,840
		Carmike Cinemas, Inc.
	14,712	Term Loan, 5.50%, Maturing January 27, 2016	14,709,819
		CFV I, LLC/Hicks Sports Group
	438	Term Loan, 11.44%, Maturing October 1, 2010(2)(3)	435,604
		Cinemark, Inc.
	23,915	Term Loan, 3.60%, Maturing April 29, 2016	23,379,156
		Deluxe Entertainment Services
	451	Term Loan, 6.25%, Maturing May 11, 2013	406,187
	4,162	Term Loan, 6.25%, Maturing May 11, 2013	3,745,552
	271	Term Loan, 6.35%, Maturing May 11, 2013	244,291
		Fender Musical Instruments Corp.
	1,136	Term Loan, 2.61%, Maturing June 9, 2014	995,798
	3,961	Term Loan, 2.79%, Maturing June 9, 2014	3,472,249
		Metro-Goldwyn-Mayer Holdings, Inc.
	22,904	Term Loan, 0.00%, Maturing April 9, 2012(4)	10,043,436
		National CineMedia, LLC
	12,250	Term Loan, 2.29%, Maturing February 13, 2015	11,632,392
		Odeon
GBP	624	Term Loan, 3.95%, Maturing April 2, 2015	924,624
GBP	624	Term Loan, 4.83%, Maturing April 2, 2016	924,623
		Regal Cinemas Corp.
	20,237	Term Loan, 4.03%, Maturing November 21, 2016	19,963,310
		Revolution Studios Distribution Co., LLC
	5,521	Term Loan, 4.07%, Maturing December 21, 2014	4,471,836
		Six Flags Theme Parks, Inc.
	17,400	Term Loan, 6.00%, Maturing June 30, 2016	17,295,513
		Southwest Sports Group, LLC
	9,500	Term Loan, 6.75%, Maturing December 22, 2010	8,692,500
		Sram, LLC
	3,862	Term loan, 5.01%, Maturing April 30, 2015	3,871,724
		SW Acquisition Co., Inc.
	14,079	Term Loan, 5.75%, Maturing June 1, 2016	14,112,252
		Universal City Development Partners, Ltd.
	16,818	Term Loan, 5.50%, Maturing November 6, 2014	16,868,734
		Zuffa, LLC
	4,000	Revolving Loan, 1.38%, Maturing June 19, 2012(3)	3,320,000
	9,067	Term Loan, 2.38%, Maturing June 22, 2015	8,590,585

			$212,907,619

Lodging and Casinos — 3.4%
		Ameristar Casinos, Inc.
	1,805	Term Loan, 3.59%, Maturing November 10, 2012	$1,801,784
		Choctaw Resort Development Enterprise
	2,273	Term Loan, 4.00%, Maturing November 4, 2011	2,250,036
		Full Moon Holdco 3, Ltd.
GBP	1,500	Term Loan, 4.52%, Maturing November 20, 2014	2,021,260
GBP	1,500	Term Loan, 5.02%, Maturing November 20, 2015	2,021,260
		Gala Electric Casinos, Ltd.
EUR	317	Revolving Loan, 3.69%, Maturing September 28, 2012	395,033
GBP	667	Revolving Loan, 4.89%, Maturing October 26, 2012	999,419
GBP	9,750	Term Loan, 4.96%, Maturing December 12, 2014	14,121,972

15

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
GBP	9,750	Term Loan, 5.45%, Maturing December 12, 2014	$14,122,075
GBP	1,178	Term Loan - Second Lien, 6.00%, Maturing April 7, 2015	1,629,417
		Harrah’s Operating Co.
	3,500	Term Loan, 3.50%, Maturing January 28, 2015	3,003,924
	7,051	Term Loan, 3.50%, Maturing January 28, 2015	6,070,980
	8,917	Term Loan, 3.50%, Maturing January 28, 2015	7,623,465
	9,950	Term Loan, 9.50%, Maturing October 31, 2016	10,193,218
		Herbst Gaming, Inc.
	2,291	Term Loan, 0.00%, Maturing January 2, 2014(4)	1,409,131
	6,176	Term Loan, 0.00%, Maturing January 2, 2014(4)	3,797,955
		Isle of Capri Casinos, Inc.
	4,202	Term Loan, 5.00%, Maturing November 25, 2013	3,982,185
	7,311	Term Loan, 5.00%, Maturing November 25, 2013	6,928,625
	17,665	Term Loan, 5.00%, Maturing November 25, 2013	16,741,789
		LodgeNet Entertainment Corp.
	9,485	Term Loan, 2.54%, Maturing April 4, 2014	8,785,531
		New World Gaming Partners, Ltd.
	949	Term Loan, 3.05%, Maturing September 30, 2014	923,287
	9,600	Term Loan, 3.05%, Maturing September 30, 2014	9,335,848
		Penn National Gaming, Inc.
	20,983	Term Loan, 2.10%, Maturing October 3, 2012	20,565,676
		Scandic Hotels
EUR	1,725	Term Loan, 3.11%, Maturing April 25, 2015	1,730,476
EUR	1,725	Term Loan, 3.49%, Maturing June 30, 2016	1,730,476
		Venetian Casino Resort/Las Vegas Sands, Inc.
	8,827	Term Loan, 2.07%, Maturing May 23, 2014	8,214,193
	21,137	Term Loan, 2.07%, Maturing May 23, 2014	19,670,797
		VML US Finance, LLC
	2,764	Term Loan, 5.04%, Maturing May 25, 2012	2,701,794
	4,644	Term Loan, 5.04%, Maturing May 27, 2013	4,569,170

			$177,340,776

Nonferrous Metals/Minerals — 0.8%
		Compass Minerals Group, Inc.
	4,898	Term Loan, 1.93%, Maturing December 22, 2012	$4,898,346
		Euramax International, Inc.
GBP	473	Term Loan, 10.00%, Maturing June 29, 2013	699,064
	744	Term Loan, 10.00%, Maturing June 29, 2013	701,887
GBP	492	Term Loan, 14.00%, Maturing June 29, 2013(2)	728,254
	769	Term Loan, 14.00%, Maturing June 29, 2013(2)	725,251
		Noranda Aluminum Acquisition
	5,561	Term Loan, 2.54%, Maturing May 18, 2014	5,157,521
		Novelis, Inc.
	3,431	Term Loan, 2.32%, Maturing July 6, 2014	3,291,042
	8,296	Term Loan, 2.54%, Maturing July 6, 2014	7,958,512
		Oxbow Carbon and Mineral Holdings
	16,801	Term Loan, 2.53%, Maturing May 8, 2014	15,926,421
		Tube City IMS Corp.
	1,150	Term Loan, 2.57%, Maturing January 25, 2014	1,067,304
	144	Term Loan, 2.78%, Maturing January 25, 2014	133,716

			$41,287,318

Oil and Gas — 2.7%
		Atlas Pipeline Partners, L.P.
	9,696	Term Loan, 6.75%, Maturing July 27, 2014	$9,676,185
		Big West Oil, LLC
	5,600	Term Loan, 12.00%, Maturing February 19, 2015	5,646,665
		Citgo Petroleum Corp.
	4,100	Term Loan, 8.25%, Maturing June 24, 2015	4,039,140
	18,350	Term Loan, 9.25%, Maturing June 15, 2017	18,394,444

16

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Dresser, Inc.
	18,360	Term Loan, 2.70%, Maturing May 4, 2014	$17,074,573
		Dynegy Holdings, Inc.
	1,955	Term Loan, 4.07%, Maturing April 2, 2013	1,833,939
	37,377	Term Loan, 4.07%, Maturing April 2, 2013	35,056,480
		Enterprise GP Holdings, L.P.
	2,352	Term Loan, 2.78%, Maturing November 10, 2014	2,293,200
		Hercules Offshore, Inc.
	5,898	Term Loan, 6.00%, Maturing July 11, 2013	5,254,615
		IFM (US) Colonial Pipeline 2, LLC
	873	Term Loan, 2.51%, Maturing February 27, 2012	850,794
		Precision Drilling Corp.
	3,511	Term Loan, 4.35%, Maturing December 23, 2013	3,440,403
	7,603	Term Loan, 9.25%, Maturing September 30, 2014	7,621,684
		Semcrude Pipeline, LLC
	8,234	Term Loan, 7.50%, Maturing June 2, 2014	8,213,587
		SemGroup Corp.
	7,068	Term Loan, 8.10%, Maturing November 30, 2012	7,006,197
		Sheridan Production Partners I, LLC
	780	Term Loan, 7.50%, Maturing April 20, 2017	756,117
	1,276	Term Loan, 7.50%, Maturing April 20, 2017	1,237,901
	9,631	Term Loan, 7.50%, Maturing April 20, 2017	9,342,069
		Targa Resources, Inc.
	4,585	Term Loan, 5.75%, Maturing July 5, 2016	4,593,188

			$142,331,181

Publishing — 4.8%
		American Media Operations, Inc.
	17,463	Term Loan, 10.00%, Maturing January 30, 2013(2)	$16,786,284
		Aster Zweite Beteiligungs GmbH
	597	Term Loan, 2.64%, Maturing September 27, 2013	534,508
	7,825	Term Loan, 2.64%, Maturing September 27, 2013	7,003,375
	639	Term Loan, 2.64%, Maturing September 27, 2014	571,504
EUR	708	Term Loan, 2.97%, Maturing December 31, 2014	850,958
EUR	792	Term Loan, 2.97%, Maturing December 31, 2014	950,649
		Black Press US Partnership
	1,117	Term Loan, 2.54%, Maturing August 2, 2013	980,233
	1,840	Term Loan, 2.54%, Maturing August 2, 2013	1,614,502
		GateHouse Media Operating, Inc.
	15,631	Term Loan, 2.33%, Maturing August 28, 2014	6,346,192
	4,906	Term Loan, 2.34%, Maturing August 28, 2014	1,991,716
	9,330	Term Loan, 2.59%, Maturing August 28, 2014	3,788,116
		Getty Images, Inc.
	8,957	Term Loan, 6.25%, Maturing July 2, 2015	9,000,770
		Hanley-Wood, LLC
	7,312	Term Loan, 2.73%, Maturing March 8, 2014	3,893,906
		Lamar Media Corp.
	6,584	Term Loan, 4.25%, Maturing December 30, 2016	6,605,390
		Laureate Education, Inc.
	2,888	Term Loan, 3.74%, Maturing August 17, 2014	2,631,158
	19,292	Term Loan, 3.74%, Maturing August 17, 2014	17,574,689
	2,978	Term Loan, 7.00%, Maturing August 31, 2014	2,926,883
		MediaNews Group, Inc.
	2,741	Term Loan, 8.50%, Maturing March 19, 2014	2,583,532
		Mediannuaire Holding
EUR	1,782	Term Loan, 2.97%, Maturing October 10, 2014	1,668,365
EUR	1,781	Term Loan, 3.47%, Maturing October 9, 2015	1,663,247
		Merrill Communications, LLC
	9,854	Term Loan, 8.50%, Maturing December 24, 2012	9,275,303

17

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Nelson Education, Ltd.
	292	Term Loan, 3.03%, Maturing July 5, 2014	$264,034
		Newspaper Holdings, Inc.
	18,303	Term Loan, 2.00%, Maturing July 24, 2014	10,981,778
		Nielsen Finance, LLC
	45,602	Term Loan, 2.35%, Maturing August 9, 2013	43,398,234
	6,848	Term Loan, 4.10%, Maturing May 2, 2016	6,636,006
		Philadelphia Newspapers, LLC
	2,061	DIP Loan, 12.50%, Maturing March 30, 2011	2,088,115
	5,003	Term Loan, 0.00%, Maturing June 29, 2013(4)	1,538,313
		SGS International, Inc.
	1,943	Term Loan, 2.88%, Maturing December 30, 2011	1,904,419
	964	Term Loan, 2.89%, Maturing December 30, 2011	944,642
		Source Interlink Companies, Inc.
	1,801	Term Loan, 10.75%, Maturing June 18, 2012	1,800,681
	2,273	Term Loan, 10.75%, Maturing June 18, 2013	2,181,818
	1,335	Term Loan, 15.00%, Maturing March 18, 2014(2)	841,345
		Source Media, Inc.
	10,203	Term Loan, 6.04%, Maturing November 8, 2011	9,768,922
		Springer Science+Business Media S.A.
EUR	5,000	Term Loan, 6.75%, Maturing June 30, 2015	6,489,690
	5,000	Term Loan, 6.75%, Maturing June 17, 2016	4,970,835
		Star Tribune Co. (The)
	1,262	Term Loan, 8.00%, Maturing September 28, 2014(7)	1,028,714
	841	Term Loan, 8.00%, Maturing September 29, 2014(7)	599,978
		TL Acquisitions, Inc.
	8,316	Term Loan, 3.03%, Maturing July 3, 2014	7,377,208
		Trader Media Corp.
GBP	11,879	Term Loan, 2.70%, Maturing March 23, 2015	16,763,967
		Tribune Co.
	4,791	Term Loan, 0.00%, Maturing June 7, 2011(4)	2,990,295
	1,561	Term Loan, 0.00%, Maturing June 4, 2014(4)	1,002,755
	12,912	Term Loan, 0.00%, Maturing June 4, 2014(4)	7,343,734
		Xsys, Inc.
	7,834	Term Loan, 2.64%, Maturing September 27, 2013	7,011,073
EUR	2,750	Term Loan, 2.97%, Maturing September 27, 2013	3,302,945
	8,001	Term Loan, 2.64%, Maturing September 27, 2014	7,161,271
EUR	2,690	Term Loan, 2.97%, Maturing September 27, 2014	3,230,561
EUR	1,000	Term Loan - Second Lien, 5.39%, Maturing September 27, 2015	1,151,659

			$252,014,272

Radio and Television — 2.8%
		Block Communications, Inc.
	9,364	Term Loan, 2.32%, Maturing December 22, 2011	$8,825,381
		CMP Susquehanna Corp.
	3,815	Revolving Loan, 1.61%, Maturing May 5, 2011(3)	3,185,319
	8,875	Term Loan, 2.38%, Maturing May 5, 2013	7,758,651
		Cumulus Media, Inc.
	13,109	Term Loan, 4.08%, Maturing June 11, 2014	11,863,671
		Emmis Operating Co.
	6,836	Term Loan, 4.54%, Maturing November 1, 2013	5,870,026
		Entercom Communications Corp.
	3,000	Term Loan, 0.97%, Maturing June 30, 2012(3)	2,752,500
		Gray Television, Inc.
	2,719	Term Loan, 3.85%, Maturing December 31, 2014	2,559,745
		HIT Entertainment, Inc.
	1,438	Term Loan, 5.60%, Maturing June 1, 2012	1,349,874
		Live Nation Worldwide, Inc.
	16,933	Term Loan, 4.50%, Maturing November 7, 2016	16,713,709

18

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Local TV Finance, LLC
	1,940	Term Loan, 2.32%, Maturing May 7, 2013	$1,724,984
		Mission Broadcasting, Inc.
	3,812	Term Loan, 5.00%, Maturing September 30, 2016	3,736,005
		NEP II, Inc.
	2,378	Term Loan, 2.33%, Maturing February 16, 2014	2,270,767
		Nexstar Broadcasting, Inc.
	5,963	Term Loan, 5.01%, Maturing September 30, 2016	5,843,495
		Raycom TV Broadcasting, LLC
	9,083	Term Loan, 1.88%, Maturing June 25, 2014	8,446,917
		Spanish Broadcasting System, Inc.
	6,293	Term Loan, 2.29%, Maturing June 11, 2012	5,674,578
		Tyrol Acquisition 2 SAS
EUR	6,300	Term Loan, 2.64%, Maturing January 30, 2015	6,812,122
EUR	6,300	Term Loan, 2.89%, Maturing January 29, 2016	6,812,122
		Univision Communications, Inc.
	42,432	Term Loan, 2.57%, Maturing September 29, 2014	37,157,523
		Weather Channel
	7,653	Term Loan, 5.00%, Maturing September 14, 2015	7,669,171
		Young Broadcasting, Inc.
	2,053	Term Loan, 8.00%, Maturing June 30, 2015	2,077,543

			$149,104,103

Rail Industries — 0.2%
		Kansas City Southern Railway Co.
	7,775	Term Loan, 2.22%, Maturing April 26, 2013	$7,560,798
	1,940	Term Loan, 1.97%, Maturing April 28, 2013	1,872,100

			$9,432,898

Retailers (Except Food and Drug) — 2.4%
		American Achievement Corp.
	1,382	Term Loan, 6.26%, Maturing March 25, 2011	$1,312,446
		Amscan Holdings, Inc.
	4,073	Term Loan, 2.79%, Maturing May 25, 2013	3,856,439
		Dollar General Corp.
	2,000	Term Loan, 3.14%, Maturing July 7, 2014	1,945,376
		Educate, Inc.
	2,691	Term Loan - Second Lien, Maturing June 16, 2014(6)	2,624,070
		Harbor Freight Tools USA, Inc.
	11,975	Term Loan, 5.02%, Maturing February 24, 2016	11,950,679
		Josten’s Corp.
	8,396	Term Loan, 2.34%, Maturing October 4, 2011	8,296,086
		KKR My Best Friend UK Holdco.
GBP	4,000	Term Loan, 5.73%, Maturing January 24, 2017	6,279,214
		Mapco Express, Inc.
	2,819	Term Loan, 6.75%, Maturing April 28, 2011	2,748,697
		Matalan Group, Ltd.
GBP	2,000	Term Loan, 5.55%, Maturing March 24, 2016	3,128,491
		Michaels Stores, Inc.
	1,000	Term Loan, 2.76%, Maturing October 31, 2013	937,914
		Neiman Marcus Group, Inc.
	14,156	Term Loan, 2.47%, Maturing April 5, 2013	13,379,886
		Orbitz Worldwide, Inc.
	11,796	Term Loan, 3.42%, Maturing July 25, 2014	11,091,867
		Oriental Trading Co., Inc.
	2,000	Term Loan - Second Lien, 0.00%, Maturing January 31, 2014(4)	350,000
		Pep Boys-Manny, Moe, & Jack (The)
	2,355	Term Loan, 2.54%, Maturing October 2, 2013	2,247,380
		Pilot Travel Centers, LLC
	6,039	Term Loan, 5.25%, Maturing June 30, 2016	6,055,726

19

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Rent-A-Center, Inc.
	277	Term Loan, 2.18%, Maturing June 30, 2012	$274,518
	7,255	Term Loan, 3.54%, Maturing March 31, 2015	7,182,365
		Rover Acquisition Corp.
	6,902	Term Loan, 2.66%, Maturing October 25, 2013	6,630,966
		Savers, Inc.
	7,756	Term Loan, 5.75%, Maturing March 11, 2016	7,794,340
		Vivarte
EUR	89	Term Loan, 2.53%, Maturing March 9, 2015	96,135
EUR	348	Term Loan, 2.53%, Maturing March 9, 2015	373,858
EUR	8,179	Term Loan, 2.53%, Maturing March 9, 2015	8,796,694
EUR	8,179	Term Loan, 3.03%, Maturing March 8, 2016	8,796,694
EUR	89	Term Loan, 3.03%, Maturing May 29, 2016	96,135
EUR	348	Term Loan, 3.03%, Maturing May 29, 2016	373,858
EUR	1,000	Term Loan - Second Lien, 4.03%, Maturing September 8, 2016	923,375
		Yankee Candle Company, Inc. (The)
	12,529	Term Loan, 2.32%, Maturing February 6, 2014	11,992,672

			$129,535,881

Surface Transport — 0.4%
		Oshkosh Truck Corp.
	7,787	Term Loan, 6.54%, Maturing December 6, 2013	$7,823,415
		Swift Transportation Co., Inc.
	6,000	Term Loan, 8.25%, Maturing May 6, 2012	5,772,498
	4,979	Term Loan, 8.25%, Maturing May 9, 2014	4,859,461

			$18,455,374

Telecommunications — 3.5%
		Alaska Communications Systems Holdings, Inc.
	348	Term Loan, 2.28%, Maturing February 1, 2012	$339,066
	3,047	Term Loan, 2.28%, Maturing February 1, 2012	2,965,849
	17,207	Term Loan, 2.28%, Maturing February 1, 2012	16,748,119
		Asurion Corp.
	19,850	Term Loan, 3.36%, Maturing July 3, 2014	19,050,482
	4,000	Term Loan - Second Lien, 6.84%, Maturing July 3, 2015	3,927,856
		BCM Luxembourg, Ltd.
EUR	4,951	Term Loan, 2.52%, Maturing September 30, 2014	5,340,336
EUR	4,951	Term Loan, 2.77%, Maturing September 30, 2015	5,340,832
EUR	1,000	Term Loan - Second Lien, 4.89%, Maturing March 31, 2016	928,495
		Cellular South, Inc.
	2,951	Term Loan, 1.83%, Maturing May 29, 2014	2,851,826
	6,731	Term Loan, 1.83%, Maturing May 29, 2014	6,503,418
		CommScope, Inc.
	6,131	Term Loan, 3.03%, Maturing December 26, 2014	5,991,856
		Intelsat Corp.
	199	Term Loan, 3.03%, Maturing January 3, 2014	188,179
	199	Term Loan, 3.03%, Maturing January 3, 2014	188,179
	199	Term Loan, 3.03%, Maturing January 3, 2014	188,179
	21,134	Term Loan, 3.03%, Maturing January 3, 2014	19,988,540
	21,134	Term Loan, 3.03%, Maturing January 3, 2014	19,988,540
	21,140	Term Loan, 3.03%, Maturing January 3, 2014	19,993,963
		Intelsat Subsidiary Holding Co.
	7,519	Term Loan, 3.03%, Maturing July 3, 2013	7,154,372
		IPC Systems, Inc.
	4,484	Term Loan, 2.70%, Maturing May 31, 2014	4,010,810
GBP	338	Term Loan, 2.99%, Maturing May 31, 2014	474,783
		Macquarie UK Broadcast Ventures, Ltd.
GBP	6,867	Term Loan, 2.58%, Maturing December 1, 2014	8,862,852
		NTelos, Inc.
	5,955	Term Loan, 5.75%, Maturing August 7, 2015	5,969,887

20

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Telesat Canada, Inc.
	1,180	Term Loan, 3.32%, Maturing October 31, 2014	$1,145,051
	13,743	Term Loan, 3.32%, Maturing October 31, 2014	13,331,012
		TowerCo Finance, LLC
	2,463	Term Loan, 6.25%, Maturing November 24, 2014	2,460,574
		Trilogy International Partners
	7,048	Term Loan, 4.03%, Maturing June 29, 2012	6,942,253
		Windstream Corp.
	4,257	Term Loan, 3.24%, Maturing December 17, 2015	4,219,887

			$185,095,196

Utilities — 2.6%
		AEI Finance Holding, LLC
	2,325	Revolving Loan, 3.43%, Maturing March 30, 2012	$2,171,845
	15,582	Term Loan, 3.53%, Maturing March 30, 2014	14,555,898
		BRSP, LLC
	4,373	Term Loan, 7.50%, Maturing June 4, 2014	4,351,054
		Calpine Corp.
	35,756	DIP Loan, 3.42%, Maturing March 29, 2014	34,012,745
		Covanta Energy Corp.
	893	Term Loan, 1.93%, Maturing February 10, 2014	850,633
	783	Term Loan, 2.00%, Maturing February 10, 2014	745,519
		Electricinvest Holding Co.
GBP	2,300	Term Loan, 5.07%, Maturing October 24, 2012	2,828,588
EUR	4,170	Term Loan - Second Lien, 5.12%, Maturing October 24, 2012	4,272,991
		Mirant North America, LLC
	3,059	Term Loan, 2.07%, Maturing January 3, 2013	3,036,077
		NRG Energy, Inc.
	8	Term Loan, 2.18%, Maturing February 1, 2013	7,647
	3,648	Term Loan, 2.28%, Maturing February 1, 2013	3,508,683
	20,771	Term Loan, 3.68%, Maturing August 31, 2015	20,259,966
	13,718	Term Loan, 3.78%, Maturing August 31, 2015	13,483,232
		NSG Holdings, LLC
	202	Term Loan, 2.04%, Maturing June 15, 2014	196,408
	941	Term Loan, 2.04%, Maturing June 15, 2014	912,939
		TXU Texas Competitive Electric Holdings Co., LLC
	6,433	Term Loan, 3.85%, Maturing October 10, 2014	5,007,030
	10,818	Term Loan, 3.85%, Maturing October 10, 2014	8,390,611
	20,507	Term Loan, 3.98%, Maturing October 10, 2014	15,962,254
		Vulcan Energy Corp.
	3,261	Term Loan, 5.50%, Maturing September 29, 2015	3,293,989

			$137,848,109

Total Senior Floating-Rate Interests (identified cost $5,195,301,522)			$5,002,691,546

Corporate Bonds & Notes — 1.2%

Principal
Amount*
(000’s omitted)	Security	Value
Broadcast Radio and Television — 0.1%
	Entravision Communications, Sr. Notes
3,000	8.75%, 8/1/17(8)	$3,045,000

		$3,045,000

21

Principal
Amount*
(000’s omitted)		Security	Value
Building and Development — 0.3%
		Grohe Holding GmbH, Variable Rate
EUR	13,000	3.71%, 1/15/14(9)	$15,331,567

			$15,331,567

Cable and Satellite Television — 0.2%
		Virgin Media Finance PLC, Sr. Notes
	14,000	6.50%, 1/15/18(8)	$14,560,000

			$14,560,000

Chemicals and Plastics — 0.1%
		Rhodia SA, Sr. Notes, Variable Rate
EUR	2,000	3.585%, 10/15/13(9)	$2,580,238
		Wellman Holdings, Inc., Sr. Sub. Notes
	1,077	5.00%, 1/29/19(7)	319,796

			$2,900,034

Ecological Services and Equipment — 0.0%(10)
		Environmental Systems Product Holdings, Inc., Jr. Notes
	175	18.00%, 3/31/15(2)(7)	$104,791

			$104,791

Electronics/Electrical — 0.1%
		NXP BV/NXP Funding, LLC, Variable Rate
	6,300	3.276%, 10/15/13	$5,977,125

			$5,977,125

Health Care — 0.1%
		Accellent, Inc., Sr. Notes
	3,000	8.375%, 2/1/17(8)	$3,052,500

			$3,052,500

Leisure Goods/Activities/Movies — 0.1%
		MU Finance PLC, Sr. Notes
	10,000	8.375%, 2/1/17(8)	$9,850,000

			$9,850,000

Manufacturing — 0.1%
		Reddy Ice Corp., Sr. Notes
	4,000	11.25%, 3/15/15(8)	$4,200,000

			$4,200,000

Telecommunications — 0.1%
		Qwest Corp., Sr. Notes, Variable Rate
	5,850	3.787%, 6/15/13	$5,937,750

			$5,937,750

Total Corporate Bonds & Notes (identified cost $65,522,486)			$64,958,767

Asset-Backed Securities — 0.1%

Principal
Amount
(000’s omitted)	Security	Value
$909	Alzette European CLO SA, Series 2004-1A, Class E2, 7.037%, 12/15/20(2)(11)	$227,305
1,954	Assemblies of God Financial Real Estate, Series 2004-1A, Class A, 2.676%, 6/15/29(8)(11)	1,898,067
884	Avalon Capital Ltd. 3, Series 1A, Class D, 2.43%, 2/24/19(8)(11)	566,556
1,129	Babson Ltd., Series 2005-1A, Class C1, 2.476%, 4/15/19(8)(11)	602,739
1,510	Bryant Park CDO Ltd., Series 2005-1A, Class C, 2.576%, 1/15/19(2)(8)(11)	531,912
1,500	Carlyle High Yield Partners, Series 2004-6A, Class C, 2.88%, 8/11/16(8)(11)	611,698

22

Principal
Amount
(000’s omitted)	Security	Value
$985	Centurion CDO 8 Ltd., Series 2005-8A, Class D, 6.037%, 3/8/17(2)(11)	$607,836
2,000	Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, 2.476%, 1/15/18(8)(11)	869,412

Total Asset-Backed Securities (identified cost $10,819,339)		$5,915,525

Common Stocks — 0.7%

Shares	Security	Value
Automotive — 0.1%
88,506	Dayco Products, LLC(12)(13)	$3,584,493
207,032	Hayes Lemmerz International, Inc.(7)(12)(13)	1,250,473

		$4,834,966

Building and Development — 0.1%
23,625	Lafarge Roofing(7)(12)(13)	$0
234,248	Sanitec Europe Oy B Units(12)(13)	854,729
230,960	Sanitec Europe Oy E Units(7)(12)(13)	0
3,646	United Subcontractors, Inc.(7)(12)(13)	357,141
22,273	WCI Communities, Inc.(12)(13)	1,893,171

		$3,105,041

Chemicals and Plastics — 0.0%(10)
3,849	Vita Cayman II, Ltd.(12)(13)	$1,366,813
1,022	Wellman Holdings, Inc.(7)(12)(13)	0

		$1,366,813

Diversified Manufacturing — 0.0%(10)
381,639	MEGA Brands, Inc.(12)	$155,377

		$155,377

Ecological Services and Equipment — 0.0%(10)
2,484	Environmental Systems Products Holdings, Inc.(7)(12)(14)	$7,079

		$7,079

Food Service — 0.0%(10)
193,076	Buffets, Inc.(12)	$796,439

		$796,439

Home Furnishings — 0.0%(10)
364	Dometic Corp.(7)(12)(13)	$0
14,217	Oreck Corp.(7)(12)(13)	968,036

		$968,036

Publishing — 0.4%
28,605	Ion Media Networks, Inc.(7)(12)(13)	$8,266,273
162,730	MediaNews Group, Inc.(12)(13)	2,603,679
351,929	Reader’s Digest Association, Inc. (The)(12)(13)	6,950,598
5,725	Source Interlink Companies, Inc.(7)(12)(13)	34,865
30,631	Star Tribune Media Holdings Co.(7)(12)	27,261
53,719	SuperMedia, Inc.(12)	1,132,934

		$19,015,610

23

Shares	Security	Value
Radio and Television — 0.1%
3,264	Young Broadcasting, Inc.(7)(12)(13)	$5,609,315

		$5,609,315

Total Common Stocks (identified cost $32,418,749)		$35,858,676

Preferred Stocks — 0.0%(10)

Shares	Security	Value
Ecological Services and Equipment — 0.0%(10)
1,138	Environmental Systems Products Holdings, Inc., Series A(7)(12)(14)	$68,280

Total Preferred Stocks (identified cost $19,915)		$68,280

Warrants — 0.0%(10)

Shares	Security	Value
158	Young Broadcasting, Inc. 12/24/24(7)(12)(13)	$271,529

Total Warrants (identified cost $271,529)		$271,529

Short-Term Investments — 4.8%

Interest/
Principal
Amount
(000’s omitted)	Description	Value
$247,577	Eaton Vance Cash Reserves Fund, LLC, 0.25%(15)	$247,576,944
9,343	State Street Bank and Trust Euro Time Deposit, 0.01%, 8/2/10	9,342,942

Total Short-Term Investments (identified cost $256,919,886)		$256,919,886

Total Investments — 101.3% (identified cost $5,561,273,426)		$5,366,684,209

Less Unfunded Loan Commitments — (0.8)%		$(43,888,166)

Net Investments — 100.5% (identified cost $5,517,385,260)		$5,322,796,043

Other Assets, Less Liabilities — (0.5)%		$(26,805,389)

Net Assets — 100.0%		$5,295,990,654

24

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP	-	Debtor In Possession

CHF	-	Swiss Franc

EUR	-	Euro

GBP	-	British Pound Sterling

*		In U.S. dollars unless otherwise indicated.

(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(3)		Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(4)		Currently the issuer is in default with respect to interest payments.

(5)		Defaulted matured security.

(6)		This Senior Loan will settle after July 31, 2010, at which time the interest rate will be determined.

(7)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(8)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2010, the aggregate value of these securities is $39,787,884 or 0.8% of the Portfolio’s net assets.

(9)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(10)		Amount is less than 0.05%.

(11)		Variable rate security. The stated interest rate represents the rate in effect at July 31, 2010.

(12)		Non-income producing security.

(13)		Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(14)		Restricted Security.

(15)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the fiscal year to date ended July 31, 2010 was $226,899 and $0, respectively.

25

A summary of open financial instruments at July 31, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement			Net Unrealized
Date	Deliver	In Exchange For	Depreciation
8/31/10	British Pound Sterling 97,380,165	United States Dollar 151,716,349	$(1,067,435)
8/31/10	Euro 253,485,073	United States Dollar 329,026,160	(1,298,493)
8/31/10	Swiss Franc 15,644,123	United States Dollar 14,779,939	(242,497)

			$(2,608,425)

At July 31, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio may enter into forward foreign currency exchange contracts. The Portfolio may also enter into such contracts to hedge the currency risk of investments it anticipates purchasing.

At July 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $2,608,425.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,517,845,881

Gross unrealized appreciation	$45,040,072
Gross unrealized depreciation	(240,089,910)

Net unrealized depreciation	$(195,049,838)

Restricted Securities

At July 31, 2010, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost		Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	(1)	$7,079

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	1,138	$19,915		$68,280

Total Restricted Securities			$19,915		$75,359

(1) Less than $0.50.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

26

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Senior Floating-Rate Interests (Less unfunded loan commitments)	$—	$4,956,536,712	$2,266,668	$4,958,803,380
Corporate Bonds & Notes	—	64,534,180	424,587	64,958,767
Asset-Backed Securities	—	5,915,525	—	5,915,525
Common Stocks	1,288,311	18,049,922	16,520,443	35,858,676
Preferred Stocks	—	—	68,280	68,280
Warrants	—	—	271,529	271,529
Short-Term Investments	—	256,919,886	—	256,919,886

Total Investments	$1,288,311	$5,301,956,225	$19,551,507	$5,322,796,043

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(2,608,425)	$—	$(2,608,425)

Total	$—	$(2,608,425)	$—	$(2,608,425)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in
	Senior	Investments in
	Floating-Rate	Corporate	Investments in	Investments in	Investments in
	Interests	Bonds & Notes	Common Stocks	Preferred Stocks	Warrants	Total
Balance as of October 31, 2009	$6,829,221	$505,328	$1,053,368	$91,040	$—	$8,478,957
Realized gains (losses)	(3,804,564)	—	—	—	—	(3,804,564)
Change in net unrealized appreciation (depreciation)	1,096,555	(152,697)	(79,563)	(22,760)	—	841,535
Net purchases (sales)	(1,940,607)	52,593	15,863,277	—	271,529	14,246,792
Accrued discount (premium)	86,063	19,363	—	—	—	105,426
Net transfers to (from) Level 3*	—	—	(316,639)	—	—	(316,639)

Balance as of July 31, 2010	$2,266,668	$424,587	$16,520,443	$68,280	$271,529	$19,551,507

Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2010	$(196,875)	$(152,697)	$(79,563)	$(22,760)	$—	$(451,895)

*	Transfers are reflected at the value of the securities at the beginning of the period.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

27

Eaton Vance Floating-Rate & High Income Fund as of July 31, 2010 (Unaudited)

Eaton Vance Floating-Rate & High Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in two registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. In doing so, the Fund invests at least 80% of its total assets in Floating Rate Portfolio. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2010, the Fund owned 10.8% of Floating Rate Portfolio’s outstanding interests and 16.2% of High Income Opportunities Portfolio’s outstanding interests. The Fund’s Schedule of Investments at July 31, 2010 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets

Floating Rate Portfolio (identified cost, $639,023,829)	$573,166,155	81.4%

High Income Opportunities Portfolio (identified cost, $135,026,688)	$129,231,412	18.4%

Total Investments in Affiliated Portfolios (identified cost, $774,050,517)	$702,397,567	99.8%

Other Assets, Less Liabilities	$1,162,628	0.2%

Net Assets	$703,560,195	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical investments

Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At July 31, 2010 and October 31, 2009, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

The Floating Rate Portfolio’s Portfolio of Investments is set forth below. A copy of High Income Opportunities Portfolio’s Form N-Q (containing a Portfolio of Investments) at July 31, 2010 is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance Government Obligations Fund as of July 31, 2010 (Unaudited)

Eaton Vance Government Obligations Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Government Obligations Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2010, the value of the Fund’s investment in the Portfolio was $1,096,172,822 and the Fund owned 97.7% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Government Obligations Portfolio	as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 67.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
3.238%, with maturity at 2035(1)	$13,600	$13,973,502
3.361%, with maturity at 2034(1)	2,875	2,957,550
5.00%, with various maturities to 2018	8,918	9,572,531
5.50%, with various maturities to 2032	2,468	2,663,141
6.00%, with various maturities to 2035	16,828	18,612,550
6.50%, with various maturities to 2033	32,508	36,493,427
6.87%, with maturity at 2024	265	303,214
7.00%, with various maturities to 2035	26,565	29,587,876
7.09%, with maturity at 2023	938	1,046,630
7.25%, with maturity at 2022	1,469	1,689,631
7.31%, with maturity at 2027	345	387,113
7.50%, with various maturities to 2035	25,187	29,025,013
7.63%, with maturity at 2019	540	616,692
7.75%, with maturity at 2018	38	43,095
7.78%, with maturity at 2022	184	214,642
7.85%, with maturity at 2020	462	534,940
8.00%, with various maturities to 2028	13,690	15,721,877
8.13%, with maturity at 2019	926	1,072,297
8.15%, with various maturities to 2021	318	373,221
8.25%, with maturity at 2017	103	114,977
8.50%, with various maturities to 2031	8,046	9,461,839
8.75%, with maturity at 2016	13	14,953
9.00%, with various maturities to 2027	9,204	10,636,100
9.25%, with various maturities to 2017	92	106,334
9.50%, with various maturities to 2026	2,707	3,202,571
9.75%, with maturity at 2018	3	2,978
10.50%, with maturity at 2020	826	987,089
11.00%, with maturity at 2015	27	31,374
15.00%, with maturity at 2011	0(2)	148

		$189,447,305

Federal National Mortgage Association:
3.041%, with various maturities to 2026(1)	$3,374	$3,462,467
3.075%, with various maturities to 2035(1)	35,115	36,191,913
3.077%, with maturity at 2022(1)	2,491	2,547,163
3.103%, with maturity at 2035(1)	2,175	2,239,360
3.109%, with various maturities to 2033(1)	4,790	4,934,896
3.115%, with maturity at 2031(1)	4,110	4,206,891
3.294%, with maturity at 2037(1)	7,188	7,463,454
3.296%, with maturity at 2040(1)	2,097	2,199,523
3.407%, with maturity at 2036(1)	2,369	2,435,044
3.738%, with maturity at 2034(1)	8,896	9,362,238
3.786%, with maturity at 2036(1)	2,878	2,953,937
3.892%, with maturity at 2035(1)	11,298	11,928,394
3.95%, with maturity at 2034(1)	8,606	9,105,360
4.00%, with maturity at 2014	482	498,592
4.089%, with maturity at 2036(1)	821	842,502
4.25%, with maturity at 2021(1)	2,226	2,302,785
4.50%, with various maturities to 2018	37,311	39,940,719
4.527%, with maturity at 2036(1)	34,614	36,880,278
4.671%, with maturity at 2035(1)	11,849	12,636,239
4.955%, with maturity at 2034(1)	32,428	34,581,282
5.00%, with various maturities to 2027	2,105	2,247,749
5.50%, with various maturities to 2030	16,279	17,654,181

1

	Principal
	Amount
Security	(000’s omitted)	Value
6.00%, with various maturities to 2032	$15,107	$16,692,999
6.50%, with various maturities to 2033	58,682	65,959,075
6.503%, with maturity at 2025(3)	405	460,627
7.00%, with various maturities to 2036	68,061	77,094,491
7.25%, with maturity at 2023	39	42,048
7.50%, with various maturities to 2032	13,857	16,053,411
7.866%, with maturity at 2030(3)	41	47,966
7.875%, with maturity at 2021	974	1,142,931
8.00%, with various maturities to 2032	15,754	18,372,952
8.25%, with maturity at 2025	375	444,526
8.33%, with maturity at 2020	887	1,041,541
8.50%, with various maturities to 2032	10,114	11,707,726
8.524%, with maturity at 2021(3)	123	146,019
9.00%, with various maturities to 2030	1,407	1,666,086
9.50%, with various maturities to 2030	2,815	3,358,796
9.592%, with maturity at 2025(3)	48	57,455
9.75%, with maturity at 2019	29	35,161
9.946%, with maturity at 2021(3)	80	97,702
9.95%, with maturity at 2020(3)	87	99,690
9.999%, with maturity at 2021(3)	125	144,698
10.00%, with maturity at 2012	6	6,177
10.021%, with maturity at 2023(3)	97	114,165
10.103%, with maturity at 2021(3)	59	69,188
10.485%, with maturity at 2025(3)	53	60,696
11.00%, with maturity at 2020	786	911,404
11.383%, with maturity at 2019(3)	104	118,319
11.50%, with maturity at 2012	4	4,058
11.504%, with maturity at 2025(3)	28	31,926
11.747%, with maturity at 2018(3)	112	125,880
12.34%, with maturity at 2021(3)	37	41,021
12.698%, with maturity at 2015(3)	102	117,638

		$462,881,339

Government National Mortgage Association:
3.125%, with various maturities to 2027(1)	$770	$796,072
6.50%, with various maturities to 2032	5,323	6,084,741
7.00%, with various maturities to 2034	43,752	50,500,926
7.25%, with maturity at 2022	36	41,513
7.50%, with various maturities to 2025	6,977	8,007,815
8.00%, with various maturities to 2027	12,946	15,053,933
8.25%, with maturity at 2019	174	200,005
8.30%, with maturity at 2020	47	55,615
8.50%, with various maturities to 2018	2,203	2,509,923
9.00%, with various maturities to 2027	7,978	9,830,797
9.50%, with various maturities to 2026	5,291	6,508,779

		$99,590,119

Total Mortgage Pass-Throughs (identified cost $708,936,787)		$751,918,763

Collateralized Mortgage Obligations — 5.9%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	$311	$335,531
Series 1822, Class Z, 6.90%, 3/15/26	1,803	1,893,518
Series 1829, Class ZB, 6.50%, 3/15/26	863	954,499
Series 1896, Class Z, 6.00%, 9/15/26	941	970,371

2

	Principal
	Amount
Security	(000’s omitted)	Value
Series 2075, Class PH, 6.50%, 8/15/28	$477	$521,059
Series 2091, Class ZC, 6.00%, 11/15/28	2,060	2,261,199
Series 2102, Class Z, 6.00%, 12/15/28	514	557,725
Series 2115, Class K, 6.00%, 1/15/29	2,866	3,054,317
Series 2142, Class Z, 6.50%, 4/15/29	1,000	1,108,374
Series 2245, Class A, 8.00%, 8/15/27	11,231	13,085,165

		$24,741,758

Federal National Mortgage Association:
Series G-8, Class E, 9.00%, 4/25/21	$421	$494,857
Series G92-44, Class ZQ, 8.00%, 7/25/22	450	506,330
Series G93-36, Class ZQ, 6.50%, 12/25/23	15,189	17,067,732
Series 1993-16, Class Z, 7.50%, 2/25/23	562	650,648
Series 1993-39, Class Z, 7.50%, 4/25/23	1,355	1,567,762
Series 1993-45, Class Z, 7.00%, 4/25/23	1,836	2,080,910
Series 1993-149, Class M, 7.00%, 8/25/23	678	763,142
Series 1993-178, Class PK, 6.50%, 9/25/23	1,363	1,520,132
Series 1993-250, Class Z, 7.00%, 12/25/23	354	381,161
Series 1994-42, Class K, 6.50%, 4/25/24	6,217	6,963,593
Series 1994-82, Class Z, 8.00%, 5/25/24	2,221	2,589,600
Series 1997-81, Class PD, 6.35%, 12/18/27	858	961,365
Series 2000-49, Class A, 8.00%, 3/18/27	1,195	1,420,930
Series 2001-81, Class HE, 6.50%, 1/25/32	1,922	2,149,928
Series 2002-1, Class G, 7.00%, 7/25/23	883	995,642

		$40,113,732

Government National Mortgage Association:
Series 1998-19, Class ZB, 6.50%, 7/20/28	$751	$847,233

Total Collateralized Mortgage Obligations (identified cost $60,912,699)		$65,702,723

U.S. Government Agency Obligations — 18.5%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Farm Credit Bank:
5.75%, 12/7/28	$5,000	$5,841,445
5.77%, 1/5/27	5,000	5,934,935

		$11,776,380

Federal Home Loan Bank:
2.50%, 6/13/14	$10,870	$11,361,552
4.125%, 12/13/19	25,000	26,860,075
4.125%, 3/13/20	26,460	28,271,002
4.75%, 3/10/23	4,500	4,982,027
5.365%, 9/9/24	6,445	7,495,683
5.375%, 8/15/24	14,700	17,132,189
5.625%, 6/11/21	17,000	20,268,080
5.75%, 6/12/26	2,720	3,270,207

		$119,640,815

United States Agency for International Development - Israel:
0.00%, 2/15/18	$10,101	$8,135,608
0.00%, 3/15/18	8,061	6,476,409
0.00%, 5/1/18	11,420	9,140,031
0.00%, 5/1/20	2,200	1,555,281

3

	Principal
	Amount
Security	(000’s omitted)	Value
5.50%, 9/18/23	$26,850	$31,886,362
5.50%, 4/26/24	16,015	19,068,339

		$76,262,030

Total U.S. Government Agency Obligations (identified cost $195,807,607)		$207,679,225

U.S. Treasury Obligations — 6.1%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bond, 1.00%, 7/15/13	$60,000	$60,309,360
U.S. Treasury Bond, 7.125%, 2/15/23(4)	6,000	8,350,314

Total U.S. Treasury Obligations (identified cost $66,365,040)		$68,659,674

Short-Term Investments — 3.3%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.25%(5)	$36,636	$36,636,315

Total Short-Term Investments (identified cost $36,636,315)		$36,636,315

Total Investments — 100.8% (identified cost $1,068,658,448)		$1,130,596,700

Other Assets, Less Liabilities — (0.8)%		$(8,614,124)

Net Assets — 100.0%		$1,121,982,576

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage.

(2)	Principal amount is less than $1,000.

(3)	Weighted average fixed-rate coupon that changes/updates monthly.

(4)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(5)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the fiscal year to date ended July 31, 2010 was $25,647 and $0, respectively.

4

A summary of financial instruments outstanding at July 31, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/10	500 U.S. 5-Year Treasury Note	Short	$(58,478,719)	$(59,914,063)	$(1,435,344)
9/10	900 U.S. 10-Year Treasury Note	Short	(107,888,256)	(111,431,250)	(3,542,994)

					$(4,978,338)

At July 31, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio may purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At July 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $4,978,338.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,078,194,106

Gross unrealized appreciation	$52,569,700
Gross unrealized depreciation	(167,106)

Net unrealized appreciation	$52,402,594

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Mortgage Pass-Throughs	$—	$751,918,763	$—	$751,918,763
Collateralized Mortgage Obligations	—	65,702,723	—	65,702,723
U.S. Government Agency Obligations	—	207,679,225	—	207,679,225
U.S. Treasury Obligations	—	68,659,674	—	68,659,674
Short-Term Investments	—	36,636,315	—	36,636,315

Total Investments	$—	$1,130,596,700	$—	$1,130,596,700

Liability Description

Futures Contracts	$(4,978,338)	$—	$—	$(4,978,338)

Total	$(4,978,338)	$—	$—	$(4,978,338)

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance High Income Opportunities Fund as of July 31, 2010 (Unaudited)

Eaton Vance High Income Opportunities Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in High Income Opportunities Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2010, the value of the Fund’s investment in the Portfolio was $435,348,545 and the Fund owned 54.4% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

High Income Opportunities Portfolio	as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 4.2%(1)

	Principal
	Amount
Security	(000’s omitted)	Value
Aerospace — 0.5%
Hawker Beechcraft Acquisition, Term Loan, 2.37%, Maturing 3/26/14	$2,563	$2,077,973
Hawker Beechcraft Acquisition, Term Loan, 2.63%, Maturing 3/26/14	153	123,910
Hawker Beechcraft Acquisition, Term Loan, 10.50%, Maturing 3/26/14	1,816	1,810,032

		$4,011,915

Automotive & Auto Parts — 0.3%
EPD Holdings, (Goodyear Engineering Products), Term Loan - Second Lien, 6.09%, Maturing 7/13/15	$2,560	$1,952,000

		$1,952,000

Broadcasting — 0.8%
HIT Entertainment, Inc., Term Loan - Second Lien, 5.85%, Maturing 2/26/13	$9,180	$6,081,750

		$6,081,750

Building Materials — 0.4%
Panolam Industries Holdings, Inc., Term Loan, 8.25%, Maturing 12/31/13	$1,926	$1,791,046
Panolam Industries Holdings, Inc., Term Loan - Second Lien, 12.00%, Maturing 6/30/14	1,353	1,268,786

		$3,059,832

Capital Goods — 0.1%
Dresser, Inc., Term Loan - Second Lien, 6.20%, Maturing 5/4/15	$1,080	$1,013,400

		$1,013,400

Food & Drug Retail — 0.2%
Rite Aid Corp., Term Loan, 9.50%, Maturing 6/10/15	$1,259	$1,285,776

		$1,285,776

Food/Beverage/Tobacco — 0.0%
Dole Food Company, Inc., Term Loan, 8.00%, Maturing 8/30/10	$271	$271,927

		$271,927

Gaming — 0.5%
BLB Worldwide Holdings, Term Loan - Second Lien, 0.00%, Maturing 7/18/12(2)	$5,410	$162,300
Cannery Casino Resorts, LLC, Term Loan - Second Lien, 4.59%, Maturing 5/16/14	1,580	1,279,800
Great Lakes Entertainment, Term Loan, 9.00%, Maturing 8/15/12	2,628	2,535,673

		$3,977,773

Health Care — 0.3%
IASIS Healthcare, (PIK), Term Loan, 5.72%, Maturing 6/13/14	$2,139	$2,013,067

		$2,013,067

Services — 0.3%
Travelport, LLC, Term Loan, 10.50%, Maturing 8/23/13	$2,624	$2,638,803

		$2,638,803

Transportation Ex Air/Rail — 0.3%
CEVA Group PLC, Term Loan, 3.32%, Maturing 11/4/13	$2,393	$2,117,364
CEVA Group PLC, Term Loan, 3.53%, Maturing 11/4/13	590	518,630

		$2,635,994

Utilities — 0.5%
TXU Texas Competitive Electric Holdings Co., LLC, Term Loan, 3.97%, Maturing 10/10/14	$5,479	$4,264,745

		$4,264,745

Total Senior Floating-Rate Interests (identified cost $41,988,130)		$33,206,982

1

Corporate Bonds & Notes — 85.1%

	Principal
	Amount
Security	(000’s omitted)	Value
Aerospace — 0.1%
Hawker Beechcraft Acquisition Co., LLC / Hawker Beechcraft Notes Co., 8.50%, 4/1/15	$500	$405,000

		$405,000

Air Transportation — 0.1%
Continental Airlines, 7.033%, 6/15/11	$817	$802,679
United Air Lines, Inc., Sr. Notes, 9.875%, 8/1/13(3)	280	301,700

		$1,104,379

Automotive & Auto Parts — 4.6%
Accuride Corp., 9.50%, 8/1/18(3)	$1,340	$1,373,500
Affinia Group, Inc., Sr. Notes, 10.75%, 8/15/16(3)	525	588,000
Allison Transmission, Inc., (PIK), 11.25%, 11/1/15(3)	5,436	5,870,448
American Axle & Manufacturing Holdings, Inc., Sr. Notes, 5.25%, 2/11/14	625	567,187
American Axle & Manufacturing Holdings, Inc., Sr. Notes, 7.875%, 3/1/17	1,680	1,570,800
American Axle & Manufacturing Holdings, Inc., Sr. Notes, 9.25%, 1/15/17(3)	3,840	4,156,800
ArvinMeritor, Inc., 8.125%, 9/15/15	1,110	1,121,100
Commercial Vehicle Group, Inc., Sr. Notes, 8.00%, 7/1/13	1,660	1,415,150
Ford Motor Credit Co., Sr. Notes, 7.50%, 8/1/12	2,010	2,102,687
Ford Motor Credit Co., Sr. Notes, 8.00%, 12/15/16	5,355	5,723,076
Ford Motor Credit Co., Sr. Notes, 8.125%, 1/15/20	1,380	1,478,507
Ford Motor Credit Co., Sr. Notes, 8.70%, 10/1/14	585	633,092
Ford Motor Credit Co., Sr. Notes, 12.00%, 5/15/15	1,305	1,554,677
Goodyear Tire & Rubber Co. (The), Sr. Notes, 10.50%, 5/15/16	1,360	1,530,000
Lear Corp., 7.875%, 3/15/18	545	569,525
Lear Corp., 8.125%, 3/15/20	680	710,600
Navistar International Corp., 8.25%, 11/1/21	3,080	3,272,500
Sonic Automotive, Inc., 9.00%, 3/15/18	410	423,325
Tenneco, Inc., Sr. Notes, 7.75%, 8/15/18(3)	535	544,363
United Components, Inc., Sr. Sub. Notes, 9.375%, 6/15/13	1,670	1,703,400

		$36,908,737

Banks and Thrifts — 1.9%
CIT Group, Inc., Sr. Notes, 7.00%, 5/1/14	$1,450	$1,417,375
CIT Group, Inc., Sr. Notes, 7.00%, 5/1/17	3,470	3,287,825
General Motors Acceptance Corp., 8.00%, 12/31/18	2,280	2,225,850
General Motors Acceptance Corp., 8.00%, 11/1/31	2,215	2,173,469
General Motors Acceptance Corp., 8.30%, 2/12/15(3)	5,560	5,865,800

		$14,970,319

Broadcasting — 2.8%
Clear Channel Communications, Inc., Sr. Notes, 4.40%, 5/15/11	$705	$673,275
Clear Channel Communications, Inc., Sr. Notes, 6.25%, 3/15/11	9,790	9,643,150
Clear Channel Communications, Inc., Sr. Notes, 7.65%, 9/15/10	1,485	1,485,000
Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17(3)	1,515	1,598,325
Rainbow National Services, LLC, Sr. Sub. Notes, 10.375%, 9/1/14(3)	1,675	1,750,375
Sirius XM Radio, Inc., Sr. Notes, 9.75%, 9/1/15(3)	1,305	1,428,975
XM Satellite Radio Holdings, Inc., Sr. Notes, 11.25%, 6/15/13(3)	2,120	2,316,100
XM Satellite Radio Holdings, Inc., Sr. Notes, 13.00%, 8/1/13(3)	3,125	3,554,687

		$22,449,887

Building Materials — 1.6%
Goodman Global Group, Inc., 0.00%, 12/15/14(3)	$4,000	$2,520,000
Goodman Global, Inc., 13.50%, 2/15/16	1,940	2,146,125
Interface, Inc., Sr. Notes, 11.375%, 11/1/13	640	726,400
Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14	607	629,004
Masco Corp., Sr. Notes, 7.125%, 3/15/20	800	816,064
Norcraft Cos. LP/Norcraft Finance Corp., Sr. Notes, 10.50%, 12/15/15	640	675,200

2

	Principal
	Amount
Security	(000’s omitted)	Value
Ply Gem Industries, Inc., 13.125%, 7/15/14(3)	$3,830	$3,964,050
Ply Gem Industries, Inc., Sr. Notes, 11.75%, 6/15/13	1,065	1,136,887

		$12,613,730

Cable/Satellite TV — 0.6%
Cablevision Systems Corp., Sr. Notes, 7.75%, 4/15/18	$2,380	$2,493,050
Cablevision Systems Corp., Sr. Notes, 8.625%, 9/15/17(3)	685	738,944
CCO Holdings, LLC/CCO Capital Corp., 7.875%, 4/30/18(3)	680	715,700
CCO Holdings, LLC/CCO Capital Corp., 8.125%, 4/30/20(3)	680	722,500
Kabel Deutschland GmbH, 10.625%, 7/1/14	465	486,506

		$5,156,700

Capital Goods — 2.3%
American Railcar Industry, Sr. Notes, 7.50%, 3/1/14	$1,620	$1,595,700
Amsted Industries, Inc., Sr. Notes, 8.125%, 3/15/18(3)	2,890	2,976,700
Chart Industries, Inc., Sr. Sub. Notes, 9.125%, 10/15/15	2,370	2,452,950
ESCO Corp., Sr. Notes, 8.625%, 12/15/13(3)	1,720	1,715,700
Greenbrier Cos., Inc., 8.375%, 5/15/15	145	140,288
Manitowoc Co., Inc. (The), 9.50%, 2/15/18	740	758,500
RBS Global & Rexnord Corp., 11.75%, 8/1/16	1,870	2,010,250
Reynolds Group Holdings, Inc., Sr. Notes, 8.50%, 5/15/18(3)	3,420	3,531,150
Terex Corp., Sr. Notes, 10.875%, 6/1/16	2,555	2,842,437

		$18,023,675

Chemicals — 3.4%
Ashland, Inc., 9.125%, 6/1/17	$1,525	$1,740,406
BWAY Holding Co., 10.00%, 6/15/18(3)	1,380	1,469,700
CF Industries, Inc., Sr. Notes, 6.875%, 5/1/18	2,740	2,883,850
CF Industries, Inc., Sr. Notes, 7.125%, 5/1/20	2,040	2,182,800
CII Carbon, LLC, 11.125%, 11/15/15(3)	1,665	1,714,950
INEOS Finance PLC, Sr. Notes, 9.00%, 5/15/15(3)	2,475	2,536,875
INEOS Group Holdings PLC, Sr. Sub. Notes, 8.50%, 2/15/16(3)	4,115	3,425,737
Koppers, Inc., 7.875%, 12/1/19	315	327,600
LBI Escrow Corp., Sr. Notes, 8.00%, 11/1/17(3)	4,075	4,294,031
Nova Chemicals Corp., Sr. Notes, 8.375%, 11/1/16	1,610	1,656,288
Reichhold Industries, Inc., Sr. Notes, 9.00%, 8/15/14(3)	3,940	3,585,400
Solutia, Inc., 8.75%, 11/1/17	1,420	1,554,900

		$27,372,537

Consumer Products — 2.8%
ACCO Brands Corp., 7.625%, 8/15/15	$1,190	$1,148,350
ACCO Brands Corp., Sr. Notes, 10.625%, 3/15/15	1,920	2,140,800
Amscan Holdings, Inc., Sr. Sub. Notes, 8.75%, 5/1/14	5,960	5,930,200
Libbey Glass, Inc., Sr. Notes, 10.00%, 2/15/15(3)	2,600	2,782,000
Revlon Consumer Products Corp., 9.75%, 11/15/15	3,560	3,720,200
Scotts Miracle-Gro Co. (The), 7.25%, 1/15/18	550	563,063
Sealy Mattress Co., Sr. Notes, 10.875%, 4/15/16(3)	1,125	1,265,625
Spectrum Brands Holdings, Inc., Sr. Notes, 9.50%, 6/15/18(3)	4,185	4,420,406

		$21,970,644

Containers — 0.6%
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	$3,855	$3,141,825
Solo Cup Co., Sr. Notes, 10.50%, 11/1/13	1,295	1,359,750

		$4,501,575

Diversified Media — 4.0%
Catalina Marketing Corp., 11.625%, 10/1/17(3)	$2,965	$3,224,437
Catalina Marketing Corp., (PIK), 10.50%, 10/1/15(3)	14,135	15,053,775
Interpublic Group Cos., Inc., 10.00%, 7/15/17	545	634,925
Lamar Media Corp., Sr. Sub. Notes, 7.875%, 4/15/18(3)	410	425,375
LBI Media, Inc., Sr. Disc. Notes, 11.00%, 10/15/13	1,960	1,749,300
MDC Partners, Inc., 11.00%, 11/1/16(3)	1,435	1,571,325

3

	Principal
	Amount
Security	(000’s omitted)	Value
MDC Partners, Inc., 11.00%, 11/1/16(3)	$2,200	$2,409,000
Nielsen Finance, LLC, 10.00%, 8/1/14	2,780	2,912,050
Nielsen Finance, LLC, 11.50%, 5/1/16	1,870	2,108,425
Nielsen Finance, LLC, 12.50% (0.00% until 8/1/11), 8/1/16	1,520	1,489,600
Nielsen Finance, LLC, Sr. Notes, 11.625%, 2/1/14	220	248,050

		$31,826,262

Electronics/Electrical — 0.3%
NXP BV / NXP Funding, LLC, 9.50%, 10/15/15	$2,415	$2,372,737
NXP BV / NXP Funding, LLC, Sr. Notes, 9.75%, 8/1/18(3)	325	343,688

		$2,716,425

Energy — 7.1%
Berry Petroleum Co., Sr. Notes, 10.25%, 6/1/14	$1,905	$2,114,550
Bill Barrett Corp., 9.875%, 7/15/16	385	422,538
Coffeyville Resources, LLC/Coffeyville Finance, Inc., Sr. Notes, 9.00%, 4/1/15(3)	2,540	2,616,200
Compton Petroleum Finance Corp., 7.625%, 12/1/13	2,545	2,210,969
Continental Resources, Inc., 7.375%, 10/1/20(3)	280	285,600
Denbury Resources, Inc., 8.25%, 2/15/20	1,639	1,757,827
Denbury Resources, Inc., Sr. Sub. Notes, 9.75%, 3/1/16	3,050	3,374,062
El Paso Corp., Sr. Notes, 9.625%, 5/15/12	2,880	3,115,475
El Paso Tennessee Pipeline Co., Sr. Notes, 7.25%, 12/15/25	3,520	3,296,015
Expro Finance Luxembourg SCA, 8.50%, 12/15/16(3)	2,905	2,850,531
Forbes Energy Services, Sr. Notes, 11.00%, 2/15/15	3,780	3,411,450
Holly Corp., 9.875%, 6/15/17	1,710	1,789,087
McJunkin Red Man Corp., Sr. Notes, 9.50%, 12/15/16(3)	2,080	2,059,200
OPTI Canada, Inc., Sr. Notes, 7.875%, 12/15/14	1,915	1,666,050
OPTI Canada, Inc., Sr. Notes, 8.25%, 12/15/14	2,060	1,799,925
Petroleum Development Corp., Sr. Notes, 12.00%, 2/15/18	1,570	1,672,050
Petroplus Finance, Ltd., 6.75%, 5/1/14(3)	200	181,000
Petroplus Finance, Ltd., 7.00%, 5/1/17(3)	1,480	1,272,800
Petroplus Finance, Ltd., Sr. Notes, 9.375%, 9/15/19(3)	3,235	2,927,675
Quicksilver Resources, Inc., Sr. Notes, 11.75%, 1/1/16	2,720	3,168,800
Rosetta Resources, Inc., 9.50%, 4/15/18(3)	1,015	1,053,063
SandRidge Energy, Inc., 8.75%, 1/15/20(3)	1,190	1,219,750
SandRidge Energy, Inc., Sr. Notes, (PIK), 8.625%, 4/1/15	4,240	4,293,000
SESI, LLC, Sr. Notes, 6.875%, 6/1/14	700	703,500
United Refining Co., Sr. Notes, 10.50%, 8/15/12	8,420	7,714,825

		$56,975,942

Entertainment/Film — 1.7%
AMC Entertainment, Inc., 11.00%, 2/1/16	$10,255	$11,024,125
WMG Acquisition Corp., Sr. Notes, 9.50%, 6/15/16	2,335	2,550,988

		$13,575,113

Environmental — 0.1%
Casella Waste Systems, Inc., Sr. Notes, 11.00%, 7/15/14	$650	$712,563

		$712,563

Food/Beverage/Tobacco — 2.3%
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Notes, 15.00%, 5/15/17(3)	$1,610	$1,465,100
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Sub. Notes, 10.75%, 5/15/16(3)	2,480	2,545,100
Dole Foods Co., Sr. Notes, 13.875%, 3/15/14	1,680	2,032,800
Michael Foods, Inc., Sr. Notes, 9.75%, 7/15/18(3)	2,695	2,843,225
Pinnacle Foods Finance, LLC, 9.25%, 4/1/15(3)	1,925	1,999,594
Pinnacle Foods Finance, LLC, 10.625%, 4/1/17	175	187,687
Pinnacle Foods Finance, LLC, Sr. Notes, 9.25%, 4/1/15	285	296,044
Smithfield Foods, Inc., Sr. Notes, 7.75%, 5/15/13	115	115,862
Smithfield Foods, Inc., Sr. Notes, 10.00%, 7/15/14(3)	2,140	2,402,150
U.S. Foodservice, Inc., Sr. Notes, 10.25%, 6/30/15(3)	4,500	4,590,000

		$18,477,562

4

	Principal
	Amount
Security	(000’s omitted)	Value
Gaming — 5.7%
Buffalo Thunder Development Authority, 9.375%, 12/15/14(2)(3)	$5,755	$1,064,675
CCM Merger, Inc., 8.00%, 8/1/13(3)	1,480	1,369,000
Chukchansi EDA, Sr. Notes, Variable Rate, 4.123%, 11/15/12(3)	595	383,775
Eldorado Casino Shreveport, (PIK), 10.00%, 8/1/12(4)	705	621,378
Fontainebleau Las Vegas Casino, LLC, 11.00%, 6/15/15(2)(3)	9,480	71,100
Harrah’s Operating Co., Inc., 5.625%, 6/1/15	7,100	4,952,250
Harrah’s Operating Co., Inc., Sr. Notes, 11.25%, 6/1/17	3,760	4,079,600
Harrah’s Operating Co., Inc., Sr. Notes, 12.75%, 4/15/18(3)	2,760	2,697,900
Inn of the Mountain Gods, Sr. Notes, 12.00%, 11/15/10(2)	3,615	1,572,525
Majestic HoldCo, LLC, 12.50%, 10/15/11(2)(3)	1,620	40,500
MGM Mirage, Inc., Sr. Notes, 9.00%, 3/15/20(3)	680	717,400
MGM Mirage, Inc., Sr. Notes, 10.375%, 5/15/14	1,305	1,448,550
MGM Mirage, Inc., Sr. Notes, 11.125%, 11/15/17	1,350	1,539,000
Midwest Gaming Borrower, LLC/Midwest Finance Corp., Sr. Notes, 11.625%, 4/15/16(3)	870	883,050
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 6.125%, 2/15/13	405	341,213
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 6.875%, 2/15/15	2,930	1,933,800
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 7.125%, 8/15/14	2,760	1,918,200
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	3,250	2,795,000
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.375%, 7/1/11	1,000	925,118
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 11.50%, 11/1/17(3)	1,620	1,591,650
MTR Gaming Group, Inc., Sr. Notes, 12.625%, 7/15/14	2,055	2,162,887
Peninsula Gaming, LLC, 8.375%, 8/15/15	390	407,550
Peninsula Gaming, LLC, 10.75%, 8/15/17	1,935	2,022,075
Pinnacle Entertainment, Inc., Sr. Sub. Notes, 7.50%, 6/15/15	1,235	1,204,125
San Pasqual Casino, 8.00%, 9/15/13(3)	1,335	1,301,625
Seminole Hard Rock Entertainment, Variable Rate, 3.037%, 3/15/14(3)	990	868,725
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15(3)	3,605	3,249,006
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/14(3)(4)	4,654	3,714,823

		$45,876,500

Health Care — 7.7%
Accellent, Inc., 10.50%, 12/1/13	$2,465	$2,495,812
Accellent, Inc., Sr. Notes, 8.375%, 2/1/17(3)	2,840	2,889,700
Alere, Inc., 9.00%, 5/15/16	1,415	1,443,300
Alere, Inc., Sr. Notes, 7.875%, 2/1/16	1,575	1,582,875
American Renal Holdings, Sr. Notes, 8.375%, 5/15/18(3)	550	561,688
Apria Healthcare Group, Inc., Sr. Notes, 12.375%, 11/1/14(3)	320	345,600
Biomet, Inc., 11.625%, 10/15/17	6,755	7,607,819
Biomet, Inc., (PIK), 10.375%, 10/15/17	1,435	1,596,437
Capella Healthcare, Inc., 9.25%, 7/1/17(3)	2,685	2,812,537
DJO Finance, LLC/DJO Finance Corp., 10.875%, 11/15/14	3,785	4,083,069
HCA, Inc., 9.875%, 2/15/17	2,195	2,441,937
HCA, Inc., (PIK), 9.625%, 11/15/16	515	557,488
HCA, Inc., Sr. Notes, 7.25%, 9/15/20	2,680	2,847,500
inVentiv Health, Inc., Sr. Notes, 10.00%, 8/15/18(3)	935	951,363
MultiPlan, Inc., Sr. Sub. Notes, 10.375%, 4/15/16(3)	5,835	6,447,675
National Mentor Holdings, Inc., 11.25%, 7/1/14	3,670	3,651,650
Patheon, Inc., Sr. Notes, 8.625%, 4/15/17(3)	1,080	1,084,050
Quintiles Transnational Corp., (PIK), Sr. Notes, 9.50%, 12/30/14(3)	6,210	6,365,250
Res-Care, Inc., Sr. Notes, 7.75%, 10/15/13	2,370	2,411,475
Rural/Metro Corp., Sr. Disc. Notes, 12.75%, 3/15/16	2,470	2,642,900
US Oncology, Inc., 10.75%, 8/15/14	1,655	1,725,337
US Oncology, Inc., Sr. Notes, 9.125%, 8/15/17	2,040	2,170,050
Valeant Pharmaceuticals International, 8.375%, 6/15/16	1,375	1,560,625
Valeant Pharmaceuticals International, Sr. Notes, 7.625%, 3/15/20(3)	935	1,117,325
Viant Holdings, Inc., 10.125%, 7/15/17(3)	440	528,000

		$61,921,462

5

	Principal
	Amount
Security	(000’s omitted)	Value
Homebuilders/Real Estate — 0.4%
CB Richard Ellis Service, Inc., Sr. Sub. Notes, 11.625%, 6/15/17	$2,670	$3,037,125

		$3,037,125

Hotels — 0.6%
MCE Finance, Ltd., Sr. Notes, 10.25%, 5/15/18(3)	$2,100	$2,244,375
Wynn Las Vegas, LLC / Wynn Las Vegas Capital Corp., 7.75%, 8/15/20(3)	2,680	2,730,250

		$4,974,625

Insurance — 0.4%
Alliant Holdings I, Inc., 11.00%, 5/1/15(3)	$1,795	$1,848,850
HUB International Holdings, Inc., Sr. Notes, 9.00%, 12/15/14(3)	670	653,250
U.S.I. Holdings Corp., Sr. Notes, Variable Rate, 4.311%, 11/15/14(3)	1,200	1,014,000

		$3,516,100

Leisure — 1.6%
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., 12.50%, 4/1/13(2)(3)(4)	$2,315	$0
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Sr. Notes, (PIK), 14.50%, 4/1/14(2)(3)(4)	3,274	0
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate, 0.00%, 4/1/12(2)(3)(4)	3,985	0
Live Nation Entertainment, Inc., Sr. Notes, 8.125%, 5/15/18(3)	590	563,450
MU Finance PLC, Sr. Notes, 8.375%, 2/1/17(3)	2,130	2,098,050
Royal Caribbean Cruises, Sr. Notes, 6.875%, 12/1/13	858	876,794
Royal Caribbean Cruises, Sr. Notes, 7.00%, 6/15/13	1,750	1,798,125
Royal Caribbean Cruises, Sr. Notes, 7.25%, 6/15/16	535	543,025
Royal Caribbean Cruises, Sr. Notes, 7.25%, 3/15/18	1,355	1,358,387
Universal City Development Partners, Ltd., Sr. Notes, 8.875%, 11/15/15(3)	1,965	2,033,775
Universal City Development Partners, Ltd., Sr. Sub. Notes, 10.875%, 11/15/16(3)	3,160	3,412,800

		$12,684,406

Metals/Mining — 3.2%
Arch Coal, Inc., Sr. Notes, 8.75%, 8/1/16(3)	$765	$824,288
Cloud Peak Energy Resources, LLC/Cloud Peak Energy Finance Corp., 8.50%, 12/15/19(3)	1,555	1,640,525
Consol Energy, Inc., 8.00%, 4/1/17(3)	1,630	1,740,025
Consol Energy, Inc., 8.25%, 4/1/20(3)	1,365	1,474,200
FMG Finance PTY, Ltd., 10.625%, 9/1/16(3)	5,820	6,663,900
Murray Energy Corp., Sr. Notes, 10.25%, 10/15/15(3)	3,865	4,019,600
Novelis, Inc./GA, Sr. Notes, 11.50%, 2/15/15	785	887,050
Patriot Coal Corp., 8.25%, 4/30/18	720	711,900
Teck Resources, Ltd., Sr. Notes, 10.25%, 5/15/16	1,555	1,883,669
Teck Resources, Ltd., Sr. Notes, 10.75%, 5/15/19	4,370	5,465,476

		$25,310,633

Paper — 1.3%
Boise Paper Holdings, LLC, 8.00%, 4/1/20	$545	$566,800
Boise Paper Holdings, LLC, Sr. Notes, 9.00%, 11/1/17	1,825	1,925,375
Domtar Corp., Sr. Notes, 10.75%, 6/1/17	2,300	2,846,250
Verso Paper Holdings, LLC/Verso Paper, Inc., 11.375%, 8/1/16	2,515	2,332,663
Verso Paper Holdings, LLC/Verso Paper, Inc., Sr. Notes, 9.125%, 8/1/14	2,225	2,236,125
Verso Paper Holdings, LLC/Verso Paper, Inc., Sr. Notes, Variable Rate, 4.216%, 8/1/14	245	212,231

		$10,119,444

Pharmaceuticals — 0.0%
Mylan Inc., 7.625%, 7/15/17(3)	$340	$362,950

		$362,950

Publishing/Printing — 0.0%
Local Insight Regatta Holdings, Inc., 11.00%, 12/1/17	$415	$252,113

		$252,113

6

	Principal
	Amount
Security	(000’s omitted)	Value
Railroad — 0.2%
Kansas City Southern Mexico, Sr. Notes, 7.375%, 6/1/14	$1,150	$1,193,125
Kansas City Southern Mexico, Sr. Notes, 7.625%, 12/1/13	650	674,375

		$1,867,500

Restaurants — 0.4%
NPC International, Inc., Sr. Sub. Notes, 9.50%, 5/1/14	$3,380	$3,430,700

		$3,430,700

Services — 6.8%
Avis Budget Group, Inc., 9.625%, 3/15/18(3)	$1,795	$1,880,262
Education Management, LLC, Sr. Sub. Notes, 10.25%, 6/1/16	998	1,032,930
First Data Corp., (PIK), 10.55%, 9/24/15	3,000	2,317,500
Hertz Corp., 8.875%, 1/1/14	1,515	1,568,025
Hertz Corp., 10.50%, 1/1/16	625	667,188
JohnsonDiversey Holdings, Inc., Sr. Notes, (PIK), 10.50%, 5/15/20(3)	1,328	1,487,463
Laureate Education, Inc., 10.00%, 8/15/15(3)	7,020	7,090,200
Laureate Education, Inc., 11.75%, 8/15/17(3)	3,930	4,106,850
Laureate Education, Inc., (PIK), 10.25%, 8/15/15(3)	10,702	10,641,013
MediMedia USA, Inc., Sr. Sub. Notes, 11.375%, 11/15/14(3)	2,575	2,343,250
Muzak, LLC/Muzak Finance, Sr. Notes, (PIK), 15.00%, 7/31/14	1,667	1,308,791
RSC Equipment Rental, Inc., 10.25%, 11/15/19(3)	1,330	1,366,575
RSC Equipment Rental, Inc., Sr. Notes, 9.50%, 12/1/14	980	1,011,850
RSC Equipment Rental, Inc., Sr. Notes, 10.00%, 7/15/17(3)	3,290	3,668,350
ServiceMaster Co. (The), (PIK), 10.75%, 7/15/15(3)	1,490	1,570,088
Sitel LLC/Sitel Finance Corp., Sr. Notes, 11.50%, 4/1/18(3)	830	668,150
Ticketmaster Entertainment, Inc., 10.75%, 8/1/16	3,250	3,461,250
TransUnion LLC/TransUnion Financing Corp., 11.375%, 6/15/18(3)	2,040	2,198,100
United Rentals North America, Inc., 7.75%, 11/15/13	1,055	1,065,550
United Rentals North America, Inc., 10.875%, 6/15/16	2,345	2,602,950
West Corp., 9.50%, 10/15/14	2,165	2,224,537

		$54,280,872

Steel — 0.2%
AK Steel Corp., 7.625%, 5/15/20	$1,140	$1,149,975
RathGibson, Inc., Sr. Notes, 11.25%, 2/15/14(2)	5,225	91,438
United States Steel Corp., Sr. Notes, 7.375%, 4/1/20	680	685,100

		$1,926,513

Super Retail — 6.9%
Express, LLC/Express Finance Corp., Sr. Notes, 8.75%, 3/1/18(3)	$4,300	$4,493,500
General Nutrition Center, Sr. Notes, (PIK), Variable Rate, 5.75%, 3/15/14	4,445	4,289,425
General Nutrition Center, Sr. Sub. Notes, 10.75%, 3/15/15	7,380	7,527,600
Limited Brands, Inc., 8.50%, 6/15/19	3,135	3,503,363
Michaels Stores, Inc., 13.00% (0.00% until 11/1/11), 11/1/16	2,700	2,484,000
Neiman Marcus Group, Inc., (PIK), 9.00%, 10/15/15	4,284	4,407,039
Sally Holdings, LLC, Sr. Notes, 10.50%, 11/15/16	8,905	9,750,975
Sonic Automotive, Inc., 5.00%, 10/1/29	2,200	2,337,500
Toys “R” Us, 7.625%, 8/1/11	5,070	5,234,775
Toys “R” Us, 10.75%, 7/15/17	5,500	6,235,625
Toys “R” Us Property Co., LLC, 8.50%, 12/1/17(3)	60	63,450
Yankee Acquisition Corp., 9.75%, 2/15/17	4,375	4,571,875

		$54,899,127

Technology — 3.0%
Advanced Micro Devices, Inc., 8.125%, 12/15/17	$1,005	$1,060,275
Advanced Micro Devices, Inc., Sr. Notes, 7.75%, 8/1/20(3)	540	548,100
Amkor Technologies, Inc., Sr. Notes, 9.25%, 6/1/16	2,975	3,183,250
Avaya, Inc., Sr. Notes, 9.75%, 11/1/15	2,930	2,856,750
Avaya, Inc., Sr. Notes, (PIK), 10.125%, 11/1/15	5,053	4,785,739
Brocade Communications Systems, Inc., Sr. Notes, 6.625%, 1/15/18(3)	680	697,000
Brocade Communications Systems, Inc., Sr. Notes, 6.875%, 1/15/20(3)	855	878,513

7

	Principal
	Amount
Security	(000’s omitted)	Value
SSI Investments II, Sr. Notes, 11.125%, 6/1/18(3)	$2,840	$2,999,750
SunGard Data Systems, Inc., Sr. Notes, 10.625%, 5/15/15	6,375	7,092,187

		$24,101,564

Telecommunications — 6.9%
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Notes, 12.00%, 12/1/15(3)	$3,770	$3,967,925
Digicel Group, Ltd., Sr. Notes, (PIK), 9.125%, 1/15/15(3)	7,352	7,462,280
Digicel Group, Ltd., Sr. Notes, 8.25%, 9/1/17(3)	1,175	1,207,313
Digicel Group, Ltd., Sr. Notes, 12.00%, 4/1/14(3)	1,940	2,211,600
Intelsat Bermuda, Ltd., 11.25%, 6/15/16	2,825	3,065,125
Intelsat Corp., 9.25%, 8/15/14	1,385	1,436,937
Intelsat Jackson Holdings, Ltd., 9.50%, 6/15/16	2,413	2,587,942
Intelsat Jackson Holdings, Ltd., 11.50%, 6/15/16	700	759,500
Intelsat Subsidiary Holdings Co., Ltd., 8.875%, 1/15/15(3)	865	897,438
NII Capital Corp., 8.875%, 12/15/19	3,235	3,445,275
NII Capital Corp., 10.00%, 8/15/16	2,740	3,041,400
SBA Telecommunications, Inc., 8.00%, 8/15/16	1,145	1,236,600
SBA Telecommunications, Inc., 8.25%, 8/15/19	765	841,500
Sprint Capital Corp., 6.875%, 11/15/28	1,115	975,625
Sprint Capital Corp., 6.90%, 5/1/19	5,080	4,870,450
Telesat Canada/Telesat, LLC, Sr. Notes, 11.00%, 11/1/15	7,770	8,935,500
Telesat Canada/Telesat, LLC, Sr. Sub. Notes, 12.50%, 11/1/17	4,060	4,750,200
Wind Acquisition Finance SA, Sr. Notes, 11.75%, 7/15/17(3)	3,060	3,266,550

		$54,959,160

Textiles/Apparel — 0.7%
Levi Strauss & Co., Sr. Notes, 8.875%, 4/1/16	$10	$10,550
Oxford Industries, Inc., Sr. Notes, 11.375%, 7/15/15	1,945	2,188,125
Phillips-Van Heusen Corp., Sr. Notes, 7.75%, 11/15/23	2,780	3,063,368

		$5,262,043

Transportation Ex Air/Rail — 1.4%
CEVA Group PLC, Sr. Notes, 11.50%, 4/1/18(3)	$2,815	$2,955,750
CEVA Group PLC, Sr. Notes, 11.625%, 10/1/16(3)	2,065	2,214,713
Overseas Shipholding Group, Inc., Sr. Notes, 8.125%, 3/30/18	1,360	1,387,200
Swift Transportation Co., Inc., Sr. Notes, 12.50%, 5/15/17(3)	1,490	1,475,100
Teekay Corp., Sr. Notes, 8.50%, 1/15/20	1,080	1,139,400
Western Express, Inc., 12.50%, 4/15/15(3)	2,000	1,970,000

		$11,142,163

Utilities — 1.4%
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	$1,943	$2,010,706
Calpine Construction Finance Co., Sr. Notes, 8.00%, 6/1/16(3)	3,315	3,480,750
Dynegy Holdings, Inc., Sr. Notes, 8.375%, 5/1/16	570	458,850
NGC Corp., 7.625%, 10/15/26	3,205	2,035,175
NRG Energy, Inc., Sr. Notes, 7.375%, 2/1/16	2,670	2,730,075
Reliant Energy, Inc., Sr. Notes, 7.625%, 6/15/14	370	373,700

		$11,089,256

Total Corporate Bonds & Notes (identified cost $676,324,125)		$680,775,306

Convertible Bonds — 1.5%

	Principal
	Amount
Security	(000’s Omitted)	Value
Automotive & Auto Parts — 0.1%
Ford Motor Co., 4.25%, 11/15/16	$455	$694,444

		$694,444

8

	Principal
	Amount
Security	(000’s Omitted)	Value
Building Materials — 0.3%
Cemex SAB de CV, 4.875%, 3/15/15(3)	$2,245	$2,245,000

		$2,245,000

Cable/Satellite TV — 0.5%
Virgin Media, Inc., 6.50%, 11/15/16	$2,705	$3,770,094

		$3,770,094

Health Care — 0.2%
Kendle International, Inc., 3.375%, 7/15/12	$955	$869,050
LifePoint Hospitals, Inc., 3.25%, 8/15/25	525	502,688

		$1,371,738

Hotels — 0.2%
Gaylord Entertainment Co., 3.75%, 10/1/14(3)	$1,355	$1,692,056

		$1,692,056

Technology — 0.2%
Advanced Micro Devices, Inc., 6.00%, 5/1/15	$1,935	$1,930,162

		$1,930,162

Total Convertible Bonds (identified cost $8,932,174)		$11,703,494

Common Stocks — 3.7%

Security	Shares	Value
Automotive & Auto Parts — 0.7%
Lear Corp.(5)	75,000	$5,862,750

		$5,862,750

Building Materials — 0.2%
Panolam Holdings Co.(4)(6)	3,117	$1,819,580

		$1,819,580

Consumer Products — 0.0%
HF Holdings, Inc.(4)(5)	13,600	$0

		$0

Energy — 0.1%
SemGroup Corp.(5)	16,378	$409,450

		$409,450

Gaming — 0.0%
Fontainebleau Equity Holdings, Class A(4)(5)(6)	148,726	$1,487
Greektown Superholdings, Inc.(5)	892	84,740
Shreveport Gaming Holdings, Inc.(4)	4,858	87,444

		$173,671

Publishing/Printing — 0.0%
Dex One Corp.(5)	10,138	$183,701

		$183,701

Services — 0.8%
Geo Group, Inc. (The)(5)	300,000	$6,474,000

		$6,474,000

Steel — 0.4%
RathGibson Acquisition Co., LLC(4)(5)	233,000	$2,712,120

		$2,712,120

9

Security	Shares	Value
Super Retail — 0.9%
GameStop Corp., Class A(5)	300,000	$6,015,000
GNC Acquisition Holdings, Class A(4)(5)(6)	108,818	1,280,788

		$7,295,788

Technology — 0.6%
Amkor Technology, Inc.(5)	800,000	$4,616,000

		$4,616,000

Total Common Stocks (identified cost $31,766,366)		$29,547,060

Convertible Preferred Stocks — 0.3%

Security	Shares	Value
Energy — 0.3%
Chesapeake Energy Corp., 4.50%	22,471	$1,847,116
Chesapeake Energy Corp., 5.00%(3)	6,292	491,563

		$2,338,679

Total Convertible Preferred Stocks (identified cost $2,908,400)		$2,338,679

Preferred Stocks — 0.7%

Security	Shares/Units	Value
Energy — 0.4%
Apache Corp.	64,800	$3,520,584

		$3,520,584

Gaming — 0.0%
Fontainebleau Resorts LLC, (PIK)(4)(5)(6)	4,544	$45

		$45

Homebuilders/Real Estate — 0.3%
GGP Capital Trust I(3)(5)	3,000,000(7)	$1,950,000

		$1,950,000

Super Retail — 0.0%
GNC Acquisition Holdings(4)(5)(6)	37,182	$224,951

		$224,951

Total Preferred Stocks (identified cost $10,370,370)		$5,695,580

Miscellaneous — 0.1%

Security	Shares	Value
Cable/Satellite TV — 0.1%
Adelphia, Inc., Escrow Certificate(5)	7,585,000	$132,737
Adelphia, Inc., Escrow Certificate(5)	3,555,000	62,213
Adelphia Recovery Trust(5)	10,758,837	322,765

		$517,715

Energy — 0.0%
SemGroup Corp., Escrow Certificate(4)(5)	6,330,000	$0
VeraSun Energy Corp., Escrow Certificate(4)(5)	1,240,000	0

		$0

10

Security	Shares	Value
Services — 0.0%
NCS Acquisition Corp., Escrow Certificate(5)(6)	2,640,000	$392,700

		$392,700

Utilities — 0.0%
Mirant Corp., Escrow Certificate(4)(5)(6)	3,200,000	$320
Mirant Corp., Escrow Certificate(4)(5)(6)	1,440,000	144

		$464

Total Miscellaneous (identified cost $10,919,997)		$910,879

Warrants — 0.3%

Security	Shares	Value
Energy — 0.0%
SemGroup Corp., Expires 11/30/14(5)	17,240	$105,595

		$105,595

Food/Beverage/Tobacco — 0.0%
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(5)	1,610	$161,000

		$161,000

Gaming — 0.3%
Peninsula Gaming LLC, Convertible Preferred Membership Interests(4)(5)(6)	25,351	$2,466,672

		$2,466,672

Publishing/Printing — 0.0%
Reader’s Digest Association, Inc. (The), Expires 2/15/17(4)(5)	17,588	$0

		$0

Total Warrants (identified cost $172)		$2,733,267

Short-Term Investments — 1.4%

	Interest
Security	(000’s Omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.25%(8)	$11,045	$11,045,494

Total Short-Term Investments (identified cost $11,045,494)		$11,045,494

Total Investments — 97.3% (identified cost $794,255,228)		$777,956,741

Other Assets — 2.7%		$21,820,716

Net Assets — 100.0%		$799,777,457

11

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PIK	-	Payment In Kind

(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Defaulted security. Currently the issuer is in default with respect to interest and/or principal payments.

(3)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2010, the aggregate value of these securities is $283,636,486 or 35.5% of the Portfolio’s net assets.

(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)		Non-income producing security.

(6)		Restricted security.

(7)		Reflects stated liquidation amount.

(8)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the fiscal year to date ended July 31, 2010 was $10,896 and $0, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$799,915,510

Gross unrealized appreciation	$54,752,342
Gross unrealized depreciation	(76,711,111)

Net unrealized depreciation	$(21,958,769)

Restricted Securities

At July 31, 2010, the Portfolio owned the following securities (representing 0.8% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares/Units	Cost		Value
Stocks Miscellaneous, and Warrants
GNC Acquisition Holdings, Class A	3/15/07	108,818	$544,090		$1,280,788
GNC Acquisition Holdings, Preferred	3/15/07	37,182	185,910		224,951
Fontainebleau Equity Holdings, Class A	6/1/07	148,726	1,784,712		1,487
Fontainebleau Resorts LLC (PIK), Preferred	6/1/07	4,544	4,544,460		45
Mirant Corp., Escrow Certificate	1/5/06	1,440,000	0	(1)	144
Mirant Corp., Escrow Certificate	1/5/06	3,200,000	0	(1)	320
NCS Acquisition Corp., Escrow Certificate	2/26/10	2,640,000	1,019,967		392,700
Panolam Holdings Co., Common	12/30/09	3,117	1,712,791		1,819,580
Peninsula Gaming LLC, Convertible Preferred Membership Interests	7/8/99	25,351	0	(1)	2,466,672

Total Restricted Securities			$9,791,930		$6,186,687

(1) Less than $0.50.

A summary of financial instruments outstanding at July 31, 2010 is as follows:

Credit Default Swaps — Buy Protection

			Notional	Receive
		Credit	Amount**	Annual	Termination	Net Unrealized
Counterparty	Reference Entity	Rating*	(000’s omitted)	Fixed Rate	Date	Appreciation
Deutsche Bank	First Data Corp.	Caa1/B-	$3,000	5.00%(1)	9/20/15	$37,754

$37,754

12

Credit Default Swaps — Sell Protection

			Notional	Receive		Net Unrealized
		Credit	Amount**	Annual	Termination	Appreciation
Counterparty	Reference Entity	Rating*	(000’s omitted)	Fixed Rate	Date	(Depreciation)
Bank of America	Amkor Technology Inc.	Ba3/BB-	$1,150	5.00%(1)	6/20/15	$26,813
Barclays Bank PLC	Amkor Technology Inc.	Ba3/BB-	2,000	5.00 (1)	6/20/15	94,728
Citigroup Inc.	First Data Corp.	Caa1/B-	4,560	5.00 (1)	12/20/10	204,244
Goldman Sachs Group Inc.	Levi Strauss & Co.	B2/B+	3,400	5.00 (1)	9/20/15	109,008
Goldman Sachs Group Inc.	Levi Strauss & Co.	B2/B+	1,700	5.00 (1)	9/20/15	60,757

						$495,550

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit ratings of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2010, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $12,810,000.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At July 31, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

At July 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is credit risk was $533,304.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Senior Floating-Rate Interests	$—	$33,206,982	$—	$33,206,982
Corporate Bonds & Notes	—	676,439,105	4,336,201	680,775,306
Convertible Bonds	—	11,703,494	—	11,703,494
Common Stocks	23,560,901	84,740	5,901,419	29,547,060
Convertible Preferred Stocks	1,847,116	491,563	—	2,338,679
Preferred Stocks	3,520,584	1,950,000	224,996	5,695,580
Miscellaneous	—	910,415	464	910,879
Warrants	—	266,595	2,466,672	2,733,267
Short-Term Investments	—	11,045,494	—	11,045,494

Total Investments	$28,928,601	$736,098,388	$12,929,752	$777,956,741

Credit Default Swaps	$—	$533,304	$—	$533,304

Total	$28,928,601	$736,631,692	$12,929,752	$778,490,045

13

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in
	Corporate	Investments in	Investments in	Investments in	Investments in
	Bonds & Notes	Common Stocks	Preferred Stocks	Warrants	Miscellaneous	Total
Balance as of October 31, 2009	$621,378	$1,369,719	$224,996	$2,466,672	$464	$4,683,229
Realized gains (losses)	9,623	—	—	—	—	9,623
Change in net unrealized appreciation (depreciation)	54,688	1,582,368	—	—	—	1,637,056
Net purchases (sales)	(280,623)	2,949,332	—	—	—	2,668,709
Accrued discount (premium)	—	—	—	—	—	—
Net transfers to (from) Level 3*	3,931,135	—	—	—	—	3,931,135

Balance as of July 31, 2010	$4,336,201	$5,901,419	$224,996	$2,466,672	$464	$12,929,752

Change in net unrealized appreciation (depreciation) in investments still held as of July 31, 2010	$—	$1,582,368	$—	$—	$—	$1,582,368

*	Transfers are reflected at the value of the securities at the beginning of the period.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

14

Eaton Vance International Equity Fund as of July 31, 2010 (Unaudited)

Eaton Vance International Equity Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in International Equity Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2010, the value of the Fund’s investment in the Portfolio was $22,235,434 and the Fund owned 67.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

International Equity Portfolio	as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.4%

Security	Shares	Value
Automobiles — 4.4%
Bayerische Motoren Werke AG	4,600	$247,599
Fiat SpA	12,800	163,933
Honda Motor Co., Ltd. ADR	14,600	463,842
Nissan Motor Co., Ltd.(1)	41,000	313,909
Toyota Motor Corp.	6,800	238,706

		$1,427,989

Beverages — 3.0%
Central European Distribution Corp.(1)	17,300	$451,011
Fomento Economico Mexicano SA de CV ADR	10,600	516,008

		$967,019

Building Products — 0.9%
Wienerberger AG(1)	22,120	$306,650

		$306,650

Capital Markets — 0.6%
3i Group PLC	40,000	$178,240
Jupiter Fund Management PLC(1)	7,050	21,295

		$199,535

Chemicals — 2.4%
Agrium, Inc.	6,900	$434,700
BASF SE	5,800	339,154

		$773,854

Commercial Banks — 12.6%
Barclays PLC	138,000	$714,742
BNP Paribas	9,600	656,233
BOC Hong Kong Holdings, Ltd.	323,000	830,511
DBS Group Holdings, Ltd. ADR	22,500	957,825
KBC Groep NV(1)	7,300	321,307
Mitsubishi UFJ Financial Group, Inc.	38,000	188,251
Societe Generale	4,600	264,184
Turkiye Is Bankasi	54,063	202,698

		$4,135,751

Computers & Peripherals — 0.6%
Toshiba Corp.(1)	39,000	$204,022

		$204,022

Construction & Engineering — 0.8%
Vinci SA	5,400	$261,399

		$261,399

Consumer Finance — 1.2%
ORIX Corp.	5,100	$400,430

		$400,430

Diversified Telecommunication Services — 2.9%
Koninklijke KPN NV	21,000	$291,813
Telefonica SA	29,000	656,716

		$948,529

Electric Utilities — 0.8%
E.ON AG ADR	8,600	$256,710

		$256,710

1

Security	Shares	Value
Electrical Equipment — 1.4%
ABB, Ltd. ADR(1)	22,000	$443,960

		$443,960

Electronic Equipment, Instruments & Components — 4.4%
FUJIFILM Holdings Corp.	30,800	$959,135
Hon Hai Precision Industry Co., Ltd.(1)	80,500	324,251
Nidec Corp.	1,800	169,221

		$1,452,607

Energy Equipment & Services — 1.6%
CGGVeritas(1)	5,800	$111,957
OAO TMK GDR(1)	25,800	426,148

		$538,105

Food & Staples Retailing — 0.9%
Delhaize Group	4,100	$302,706

		$302,706

Food Products — 5.7%
Nestle SA ADR	22,600	$1,115,310
Unilever PLC	26,000	738,694

		$1,854,004

Health Care Equipment & Supplies — 0.5%
Mindray Medical International, Ltd. ADR	5,000	$154,700

		$154,700

Hotels, Restaurants & Leisure — 0.6%
Carnival PLC	5,100	$184,198

		$184,198

Household Durables — 1.5%
Desarrolladora Homex SAB de CV ADR(1)	16,400	$486,752

		$486,752

Household Products — 0.5%
Henkel AG & Co. KGaA	3,800	$157,618

		$157,618

Industrial Conglomerates — 5.2%
Cookson Group PLC(1)	61,000	$425,137
Keppel Corp., Ltd. ADR	74,700	1,033,101
Siemens AG ADR	2,600	253,214

		$1,711,452

Insurance — 2.9%
AXA SA ADR	14,300	$263,835
Swiss Reinsurance Co., Ltd.	7,200	331,559
Zurich Financial Services AG	1,500	350,066

		$945,460

Machinery — 1.1%
Volvo AB(1)	28,400	$353,938

		$353,938

Media — 2.2%
Central European Media Enterprises, Ltd., Class A(1)	18,000	$387,000
Focus Media Holding, Ltd. ADR(1)	19,200	348,096

		$735,096

2

Security	Shares	Value
Metals & Mining — 4.3%
Anglo American PLC ADR(1)	24,663	$488,327
Thompson Creek Metals Co., Inc.(1)	42,200	392,460
Vale SA ADR	21,800	528,214

		$1,409,001

Multi-Utilities — 1.5%
RWE AG ADR	7,000	$494,550

		$494,550

Office Electronics — 2.0%
Canon, Inc.	15,400	$667,062

		$667,062

Oil, Gas & Consumable Fuels — 9.4%
BP PLC ADR	4,200	$161,574
Inpex Corp.	40	195,674
KazMunaiGas Exploration Production GDR	8,000	156,525
Petroleo Brasileiro SA ADR	20,200	643,370
Rosneft Oil Co. GDR(1)	75,300	503,509
Soco International PLC(1)	57,600	378,785
Statoil ASA ADR	15,191	308,833
Total SA ADR	14,500	734,135

		$3,082,405

Pharmaceuticals — 7.7%
AstraZeneca PLC ADR	6,000	$302,640
Genomma Lab Internacional SAB de CV(1)	45,000	153,238
GlaxoSmithKline PLC ADR	15,000	527,550
Novartis AG ADR	25,300	1,233,122
Sanofi-Aventis	5,500	319,729

		$2,536,279

Real Estate Management & Development — 0.4%
Raven Russia, Ltd.	208,000	$142,179

		$142,179

Road & Rail — 0.7%
All America Latina Logistica SA (Units)	25,000	$235,956

		$235,956

Specialty Retail — 1.1%
Kingfisher PLC	103,000	$347,899

		$347,899

Tobacco — 3.5%
British American Tobacco PLC ADR	16,600	$1,144,238

		$1,144,238

Trading Companies & Distributors — 3.1%
Mitsubishi Corp.	9,000	$194,240
Mitsui & Co., Ltd.	63,000	808,274

		$1,002,514

Wireless Telecommunication Services — 2.0%
Turkcell Iletisim Hizmetleri AS ADR	44,400	$643,800

		$643,800

Total Common Stocks (identified cost $29,983,829)		$30,908,367

3

Short-Term Investments — 6.6%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.25%(2)	$2,161	$2,160,560

Total Short-Term Investments (identified cost $2,160,560)		$2,160,560

Total Investments — 101.0% (identified cost $32,144,389)		$33,068,927

Other Assets, Less Liabilities — (1.0)%		$(316,461)

Net Assets — 100.0%		$32,752,466

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the fiscal year to date ended July 31, 2010 was $1,742 and $0, respectively.

4

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United Kingdom	17.1%	$5,613,319
Japan	14.7	4,802,766
Switzerland	10.6	3,474,017
France	8.0	2,611,472
United States	6.6	2,160,560
Singapore	6.1	1,990,926
Germany	5.3	1,748,845
Brazil	4.3	1,407,540
Mexico	3.5	1,155,998
Russia	3.3	1,071,836
Turkey	2.6	846,498
Hong Kong	2.5	830,511
Canada	2.5	827,160
Spain	2.0	656,716
Belgium	1.9	624,013
China	1.5	502,796
Poland	1.4	451,011
Czech Republic	1.2	387,000
Sweden	1.1	353,938
Taiwan	1.0	324,251
Norway	1.0	308,833
Austria	0.9	306,650
Netherlands	0.9	291,813
Italy	0.5	163,933
Kazakhstan	0.5	156,525

Total Investments	101.0%	$33,068,927

The Portfolio did not have any open financial instruments at July 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$32,144,389

Gross unrealized appreciation	$3,008,616
Gross unrealized depreciation	(2,084,078)

Net unrealized appreciation	$924,538

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

At July 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$1,685,690	$1,496,243		$—	$3,181,933
Consumer Staples	3,226,567	1,199,018		—	4,425,585
Energy	2,351,421	1,269,090		—	3,620,511
Financials	1,242,955	4,580,400		—	5,823,355
Health Care	2,218,012	472,967		—	2,690,979
Industrials	1,966,232	2,518,859		—	4,485,091
Information Technology	—	2,154,470		—	2,154,470
Materials	1,843,701	339,154		—	2,182,855
Telecommunication Services	643,800	948,528		—	1,592,328
Utilities	751,260	—		—	751,260

Total Common Stocks	$15,929,638	$14,978,729	*	$—	$30,908,367

Short-Term Investments	$—	$2,160,560		$—	$2,160,560

Total Investments	$15,929,638	$17,139,289		$—	$33,068,927

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance International Income Fund as of July 31, 2010 (Unaudited)

Eaton Vance International Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in International Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2010, the value of the Fund’s investment in the Portfolio was $6,445,629 and the Fund owned 4.1% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

International Income Portfolio	as of July 31, 2010

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 13.1%

	Principal
Security	Amount		Value
Australia — 0.3%
Commonwealth of Australia, 5.75%, 6/15/11	AUD	177,000	$161,804
Commonwealth of Australia, 6.25%, 4/15/15	AUD	146,000	140,292
Commonwealth of Australia, 6.50%, 5/15/13	AUD	152,000	144,445

Total Australia (identified cost $393,108)			$446,541

Brazil — 0.2%
Nota Do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	283,273	$159,032
Nota Do Tesouro Nacional, 10.00%, 1/1/17	BRL	250,000	130,571

Total Brazil (identified cost $277,615)			$289,603

Canada — 1.5%
Canada Housing Trust, 2.20%, 3/15/14	CAD	135,000	$131,226
Canada Housing Trust, 3.60%, 6/15/13(2)	CAD	881,000	895,834
Canada Housing Trust, 3.75%, 3/15/20	CAD	665,000	659,980
Canada Housing Trust, 4.00%, 6/15/12(2)	CAD	214,000	217,547
Canada Housing Trust, 4.10%, 12/15/18	CAD	475,000	488,797

Total Canada (identified cost $2,218,224)			$2,393,384

Chile — 0.9%
Government of Chile, 2.10%, 9/1/15(1)	CLP	42,455,140	$81,228
Government of Chile, 6.00%, 3/1/17	CLP	40,000,000	76,951
Government of Chile, 6.00%, 3/1/18	CLP	665,000,000	1,279,084

Total Chile (identified cost $1,425,119)			$1,437,263

Congo — 0.0%
Republic of Congo, 3.00%, 6/30/29	USD	64,600	$37,307

Total Congo (identified cost $25,843)			$37,307

Costa Rica — 0.0%
Titulo Propiedad Ud, 1.00%, 1/12/22(1)	CRC	23,860,004	$35,658
Titulo Propiedad Ud, 1.63%, 7/13/16(1)	CRC	2,619,644	4,542

Total Costa Rica (identified cost $58,784)			$40,200

Czech Republic — 0.9%
Czech Republic, 4.125%, 3/18/20	EUR	1,010,000	$1,372,587

Total Czech Republic (identified cost $1,518,994)			$1,372,587

Denmark — 0.5%
Kingdom of Denmark, 4.00%, 11/15/15	DKK	215,000	$41,314
Kingdom of Denmark, 4.00%, 11/15/17	DKK	1,008,000	194,503
Kingdom of Denmark, 5.00%, 11/15/13	DKK	938,000	182,887

1

	Principal
Security	Amount		Value
Kingdom of Denmark, 6.00%, 11/15/11	DKK	460,000	$85,767
Kingdom of Denmark, 7.00%, 11/10/24	DKK	790,000	201,537

Total Denmark (identified cost $702,103)			$706,008

Georgia — 0.1%
Republic of Georgia, 7.50%, 4/15/13	USD	115,000	$119,542

Total Georgia (identified cost $83,312)			$119,542

Israel — 0.2%
Israeli Government Bond, 3.00%, 10/31/19(1)	ILS	326,713	$96,583
Israeli Government Bond, 5.00%, 4/30/15(1)	ILS	862,399	275,675

Total Israel (identified cost $358,398)			$372,258

Macedonia — 0.1%
Republic of Macedonia, 4.625%, 12/8/15	EUR	190,000	$215,488

Total Macedonia (identified cost $170,499)			$215,488

Netherlands — 0.7%
Government of Netherlands, 3.75%, 1/15/23	EUR	368,000	$513,044
Government of Netherlands, 4.50%, 7/15/17	EUR	206,000	304,298
Government of Netherlands, 5.00%, 7/15/12	EUR	212,000	298,107

Total Netherlands (identified cost $1,093,438)			$1,115,449

Poland — 0.2%
Poland Government Bond, 3.00%, 8/24/16(1)	PLN	1,069,223	$343,045

Total Poland (identified cost $329,917)			$343,045

Slovakia — 2.1%
Slovakia Government Bond, 0.00%, 1/27/12	EUR	2,600,000	$3,308,671

Total Slovakia (identified cost $3,102,952)			$3,308,671

South Africa — 0.6%
Republic of South Africa, 6.50%, 6/2/14	USD	815,000	$922,987

Total South Africa (identified cost $889,694)			$922,987

Sweden — 0.6%
Government of Sweden, 3.75%, 8/12/17	SEK	5,510,000	$824,663
Government of Sweden, 6.75%, 5/5/14	SEK	395,000	64,177

Total Sweden (identified cost $869,150)			$888,840

Taiwan — 1.9%
Taiwan Government Bond, 0.25%, 2/10/12	TWD	97,200,000	$3,029,521

Total Taiwan (identified cost $3,027,572)			$3,029,521

2

	Principal
Security	Amount		Value
Turkey — 0.9%
Turkey Government Bond, 9.00%, 5/21/14(1)	TRY	407,145	$321,458
Turkey Government Bond, 10.00%, 2/15/12(1)	TRY	564,448	416,071
Turkey Government Bond, 12.00%, 8/14/13(1)	TRY	896,582	745,665

Total Turkey (identified cost $1,166,781)			$1,483,194

United Kingdom — 1.2%
United Kingdom Government Bond, 4.25%, 12/7/27	GBP	230,000	$367,192
United Kingdom Government Bond, 4.75%, 3/7/20	GBP	285,000	499,250
United Kingdom Government Bond, 5.00%, 3/7/12	GBP	321,000	537,355
United Kingdom Government Bond, 5.00%, 9/7/14	GBP	266,000	469,001

Total United Kingdom (identified cost $2,147,397)			$1,872,798

Uruguay — 0.2%
Republic of Uruguay, 5.00%, 9/14/18(1)	UYU	5,238,920	$275,331

Total Uruguay (identified cost $226,053)			$275,331

Total Foreign Government Bonds (identified cost $20,084,953)			$20,670,017

Collateralized Mortgage Obligations — 3.5%

	Principal
Security	Amount	Value
Federal Home Loan Mortgage Corp. :
Series 2127, Class PG, 6.25%, 2/15/29	$608,194	$654,514
Federal National Mortgage Association :
Series 1991-139, Class PN, 7.50%, 10/25/21	773,411	891,725
Series 2001-31, Class ZA, 6.00%, 7/25/31	2,217,400	2,461,240
Series 2009-62, Class WA, 5.55%, 8/25/39(3)	1,284,456	1,406,971

Total Collateralized Mortgage Obligations (identified cost $5,175,075)		$5,414,450

Mortgage Pass-Throughs — 12.5%

	Principal
Security	Amount	Value
Federal National Mortgage Association:
3.075%, with maturity at 2035(4)(5)	$1,774,362	$1,829,261
4.524%, with maturity at 2035(4)	1,981,556	2,113,131
6.00%, with maturity at 2019	296,068	324,756
6.50%, with various maturities to 2036	4,585,346	5,145,490
7.00%, with various maturities to 2033	2,311,734	2,654,093
7.50%, with maturity at 2035	792,495	917,576
8.50%, with maturity at 2032	716,336	827,173

		$13,811,480

Government National Mortgage Association:
7.00%, with various maturities to 2035	$2,724,671	$3,158,110
8.00%, with maturity at 2016	975,405	1,041,576

3

	Principal
Security	Amount	Value
9.00%, with various maturities to 2024	$1,434,733	$1,711,760

		$5,911,446

Total Mortgage Pass-Throughs (identified cost $18,814,538)		$19,722,926

Common Stocks — 0.1%

Security	Shares	Value
China — 0.1%
Air China, Ltd., Class H(6)	3,300	$3,813
Aluminum Corp. of China Ltd., Class H(6)	5,900	5,217
China COSCO Holdings Co., Ltd., Class H(6)	3,800	4,264
China Oilfield Services, Ltd., Class H	2,300	3,013
China Petroleum & Chemical Corp., Class H	25,000	20,175
China Shipping Container Lines Co., Ltd., Class H(6)	5,300	1,959
Datang International Power Generation Co., Ltd., Class H	4,900	2,111
Huaneng Power International, Inc., Class H	4,500	2,623
Jiangxi Copper Co., Ltd., Class H	2,100	4,684
PetroChina Co., Ltd., Class H	31,400	35,877
Shanghai Electric Group Co., Ltd., Class H(6)	4,400	2,080
Sinopec Shanghai Petrochemical Co., Ltd., Class H	3,500	1,373
Yanzhou Coal Mining Co., Ltd., Class H	2,900	6,241
Zijin Mining Group Co., Ltd., Class H	6,000	3,884

Total China (identified cost $95,209)		$97,314

Total Common Stocks (identified cost $95,209)		$97,314

Precious Metals — 3.0%

	Troy
Description	Ounce	Value
Gold	1,947	$2,299,316
Silver	135,008	2,426,765

Total Precious Metals (identified cost $4,769,944)		$4,726,081

Short-Term Investments — 65.8%

Foreign Government Securities — 49.1%

	Principal
	Amount
Security	(000s omitted)		Value
Azerbaijan — 0.6%
Azerbaijan Promissory Note, 7.00%, 6/20/11	AZN	804	$1,000,311

Total Azerbaijan (identified cost $1,000,000)			$1,000,311

Brazil — 1.1%
Letras Do Tesouro Nacional, 0.00%, 7/1/11	BRL	3,200	$1,650,118

Total Brazil (identified cost $1,602,982)			$1,650,118

4

	Principal
	Amount
Security	(000s omitted)		Value
Canada — 1.4%
Canada Housing Trust, 3.55%, 9/15/10(2)	CAD	1,130	$1,102,674
Canada Housing Trust, 4.05%, 3/15/11(2)	CAD	1,120	1,109,498

Total Canada (identified cost $2,152,509)			$2,212,172

Chile — 1.7%
Chilean Government Bond, 8.00%, 8/1/10	CLP	1,430,000	$2,745,284

Total Chile (identified cost $2,659,416)			$2,745,284

Croatia — 5.1%
Croatian Treasury Bill, 0.00%, 3/31/11	HRK	9,100	$1,602,561
Croatian Treasury Bill, 0.00%, 3/31/11	EUR	250	319,552
Croatian Treasury Bill, 0.00%, 4/7/11	EUR	300	383,158
Croatian Treasury Bill, 0.00%, 7/7/11	EUR	4,554	5,749,746

Total Croatia (identified cost $7,808,056)			$8,055,017

Czech Republic — 2.3%
Czech Republic Government Bond, 4.10%, 4/11/11	CZK	67,840	$3,639,308

Total Czech Republic (identified cost $3,357,650)			$3,639,308

Denmark — 2.4%
Kingdom of Denmark, 4.00%, 11/15/10	DKK	21,235	$3,749,601

Total Denmark (identified cost $3,622,573)			$3,749,601

Egypt — 2.9%
Egypt Treasury Bill, 0.00%, 8/3/10	EGP	500	$87,669
Egypt Treasury Bill, 0.00%, 8/10/10	EGP	1,575	275,639
Egypt Treasury Bill, 0.00%, 8/24/10	EGP	15,000	2,615,271
Egypt Treasury Bill, 0.00%, 8/31/10	EGP	1,925	335,006
Egypt Treasury Bill, 0.00%, 9/14/10	EGP	225	39,007
Egypt Treasury Bill, 0.00%, 9/28/10	EGP	500	86,351
Egypt Treasury Bill, 0.00%, 10/5/10	EGP	950	163,725
Egypt Treasury Bill, 0.00%, 10/26/10	EGP	950	162,800
Egypt Treasury Bill, 0.00%, 11/2/10	EGP	3,675	628,468
Egypt Treasury Bill, 0.00%, 2/8/11	EGP	225	37,421
Egypt Treasury Bill, 0.00%, 3/22/11	EGP	300	49,285
Egypt Treasury Bill, 0.00%, 6/7/11	EGP	200	32,157
Egypt Treasury Bill, 0.00%, 6/21/11	EGP	150	24,025

Total Egypt (identified cost $4,610,770)			$4,536,824

Georgia — 0.6%
Bank of Georgia Promissory Note, 11.00%, 6/3/11	GEL	1,807	$984,659

Total Georgia (identified cost $1,000,000)			$984,659

5

	Principal
	Amount
Security	(000s omitted)		Value
Hungary — 2.0%
Hungary Government Bond, 6.75%, 4/22/11	HUF	670,000	$3,094,921

Total Hungary (identified cost $3,000,375)			$3,094,921

Iceland — 0.0%
Iceland Treasury Bill, 0.00%, 10/15/10	ISK	640	$4,476
Iceland Treasury Bill, 0.00%, 11/15/10	ISK	2,800	19,504
Iceland Treasury Note, 13.75%, 12/10/10	ISK	1,900	13,918

Total Iceland (identified cost $36,288)			$37,898

Israel — 4.9%
Israeli Treasury Bill, 0.00%, 11/3/10	ILS	10,375	$2,739,688
Israeli Treasury Bill, 0.00%, 12/1/10	ILS	190	50,087
Israeli Treasury Bill, 0.00%, 1/5/11	ILS	1,288	338,887
Israeli Treasury Bill, 0.00%, 4/6/11	ILS	12,520	3,274,551
Israeli Treasury Bill, 0.00%, 6/1/11	ILS	4,760	1,240,031

Total Israel (identified cost $7,546,471)			$7,643,244

Kazakhstan — 0.4%
Kazakhstan National Bank, 0.00%, 8/27/10	KZT	5,690	$38,495
Kazakhstan National Bank, 0.00%, 10/8/10	KZT	91,000	614,909

Total Kazakhstan (identified cost $654,210)			$653,404

Lebanon — 2.4%
Lebanon Treasury Bill, 0.00%, 8/5/10	LBP	139,550	$92,919
Lebanon Treasury Bill, 0.00%, 8/12/10	LBP	51,810	34,475
Lebanon Treasury Bill, 0.00%, 8/19/10	LBP	394,590	262,385
Lebanon Treasury Bill, 0.00%, 8/26/10	LBP	2,660,400	1,767,810
Lebanon Treasury Bill, 0.00%, 9/23/10	LBP	73,000	48,364
Lebanon Treasury Bill, 0.00%, 10/14/10	LBP	375,810	248,122
Lebanon Treasury Bill, 0.00%, 10/21/10	LBP	149,400	98,555
Lebanon Treasury Bill, 0.00%, 11/4/10	LBP	90,970	59,908
Lebanon Treasury Bill, 0.00%, 11/18/10	LBP	71,460	46,979
Lebanon Treasury Bill, 0.00%, 12/9/10	LBP	224,960	147,504
Lebanon Treasury Bill, 0.00%, 12/16/10	LBP	70,000	45,858
Lebanon Treasury Bill, 0.00%, 12/23/10	LBP	296,720	194,214
Lebanon Treasury Bill, 0.00%, 12/30/10	LBP	111,780	73,099
Lebanon Treasury Bill, 0.00%, 1/6/11	LBP	106,840	69,807
Lebanon Treasury Bill, 0.00%, 1/20/11	LBP	71,200	46,438
Lebanon Treasury Bill, 0.00%, 6/30/11	LBP	243,200	155,251
Lebanon Treasury Note, 4.58%, 7/28/11	LBP	550,710	350,304
Lebanon Treasury Note, 9.32%, 12/2/10	LBP	60,970	41,295

Total Lebanon (identified cost $3,782,284)			$3,783,287

Malaysia — 2.1%
Malaysia Government Bond, 3.644%, 8/25/10	MYR	10,500	$3,303,007

Total Malaysia (identified cost $3,163,767)			$3,303,007

6

	Principal
	Amount
Security	(000s omitted)		Value
Mexico — 3.0%
Mexico Treasury Bill, 0.00%, 8/5/10	MXN	3,623	$286,033
Mexico Treasury Bill, 0.00%, 8/26/10	MXN	55,590	4,376,926

Total Mexico (identified cost $4,555,601)			$4,662,959

Norway — 2.9%
Norway Treasury Bill, 0.00%, 9/15/10	NOK	27,924	$4,583,977

Total Norway (identified cost $4,232,914)			$4,583,977

Serbia — 0.8%
Serbia Treasury Bill, 0.00%, 11/29/11	RSD	125,000	$1,318,860

Total Serbia (identified cost $1,316,962)			$1,318,860

South Korea — 1.8%
Korea Monetary Stabilization Bond, 0.00%, 8/10/10	KRW	3,032,580	$2,562,061
Korea Monetary Stabilization Bond, 0.00%, 9/10/10	KRW	248,740	209,744
Korea Monetary Stabilization Bond, 0.00%, 11/26/10	KRW	111,200	93,261

Total South Korea (identified cost $2,732,481)			$2,865,066

Sri Lanka — 0.7%
Sri Lanka Treasury Bill, 0.00%, 8/6/10	LKR	17,160	$151,898
Sri Lanka Treasury Bill, 0.00%, 10/8/10	LKR	7,580	66,168
Sri Lanka Treasury Bill, 0.00%, 10/29/10	LKR	19,140	166,280
Sri Lanka Treasury Bill, 0.00%, 11/5/10	LKR	20,070	174,120
Sri Lanka Treasury Bill, 0.00%, 3/18/11	LKR	8,460	71,055
Sri Lanka Treasury Bill, 0.00%, 3/25/11	LKR	7,320	61,378
Sri Lanka Treasury Bill, 0.00%, 4/29/11	LKR	5,000	41,575
Sri Lanka Treasury Bill, 0.00%, 7/15/11	LKR	34,640	282,724

Total Sri Lanka (identified cost $1,006,274)			$1,015,198

Sweden — 0.7%
Sweden Treasury Bill, 0.00%, 9/15/10	SEK	7,380	$1,021,720

Total Sweden (identified cost $918,397)			$1,021,720

Switzerland — 4.9%
Switzerland National Bank, 0.00%, 9/20/10	CHF	5,000	$4,798,838
Switzerland National Bank, 0.00%, 9/27/10	CHF	3,000	2,879,217

Total Switzerland (identified cost $7,366,261)			$7,678,055

Thailand — 1.0%
Thailand Treasury Bill, 0.00%, 10/21/10	THB	50,000	$1,543,780

Total Thailand (identified cost $1,540,134)			$1,543,780

7

	Principal
	Amount
Security	(000s omitted)		Value
Turkey — 2.6%
Turkey Government Bond, 0.00%, 11/3/10	TRY	6,210	$4,047,583

Total Turkey (identified cost $3,860,673)			$4,047,583

Uruguay — 0.8%
Uruguay Treasury Bill, 0.00%, 8/17/10	UYU	19,300	$917,658
Uruguay Treasury Bill, 0.00%, 8/26/10	UYU	8,500	403,342

Total Uruguay (identified cost $1,433,772)			$1,321,000

Zambia — 0.0%
Zambia Treasury Bill, 0.00%, 1/31/11	ZMK	184,000	$36,396

Total Zambia (identified cost $38,216)			$36,396

Total Foreign Government Securities (identified cost $74,999,036)			$77,183,649

Other Securities — 16.7%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.25%(7)	$26,331	$26,331,443

Total Other Securities (identified cost $26,331,443)		$26,331,443

Total Short-Term Investments (identified cost $101,330,479)		$103,515,092

Total Investments — 98.0% (identified cost $150,270,198)		$154,145,880

Other Assets, Less Liabilities — 2.0%		$3,189,548

Net Assets — 100.0%		$157,335,428

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

AUD	-	Australian Dollar

AZN	-	Azerbaijani Manat

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

CHF	-	Swiss Franc

CLP	-	Chilean Peso

CRC	-	Costa Rican Colon

CZK	-	Czech Koruna

DKK	-	Danish Krone

EGP	-	Egyptian Pound

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

HRK	-	Croatian Kuna

HUF	-	Hungarian Forint

ILS	-	Israeli Shekel

ISK	-	Icelandic Krona

KRW	-	South Korean Won

KZT	-	Kazak Tenge

LBP	-	Lebanese Pound

8

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NOK	-	Norwegian Krone

PLN	-	Polish Zloty

RSD	-	Serbian Dinar

SEK	-	Swedish Krona

THB	-	Thailand Baht

TRY	-	New Turkish Lira

TWD	-	New Taiwan Dollar

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZMK	-	Zambian Kwacha

(1)		Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(2)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2010, the aggregate value of these securities is $3,325,553 or 2.1% of the Portfolio’s net assets.

(3)		Weighted average fixed-rate coupon that changes/updates monthly.

(4)		Adjustable rate mortgage security. Rate shown is the rate at July 31, 2010.

(5)		Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(6)		Non-income producing security.

(7)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the fiscal year to date ended July 31, 2010 was $19,787 and $0, respectively.

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance IIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and principal investment strategies as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2010 were $7,545,039 or 4.8% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

9

A summary of open financial instruments at July 31, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement			Appreciation
Date	Deliver	In Exchange For	(Depreciation)
8/4/10	Chilean Peso 21,000,000	United States Dollar 39,886	$(402)
8/6/10	Sri Lankan Rupee 17,160,000	United States Dollar 145,609	(6,457)
8/10/10	South African Rand 5,580,462	United States Dollar 719,827	(44,191)
8/16/10	Euro 9,337,398	United States Dollar 11,746,727	(421,231)
8/17/10	Euro 850,000	United States Dollar 1,069,793	(37,877)
8/25/10	Euro 4,042,597	United States Dollar 4,947,431	(320,624)
8/26/10	Kazak Tenge 5,510,000	United States Dollar 37,657	404
8/30/10	Euro 300,000	United States Dollar 388,931	(2,009)
9/3/10	Euro 6,100,000	United States Dollar 7,525,448	(423,649)
9/3/10	Euro 4,900,000	United States Dollar 6,024,403	(360,937)
9/15/10	Euro 3,438,154	United States Dollar 4,225,148	(255,110)
9/15/10	Euro 766,542	United States Dollar 924,271	(74,610)
9/20/10	Euro 3,668,219	United States Dollar 4,533,431	(246,577)
9/27/10	Swiss Franc 2,999,748	United States Dollar 2,819,975	(61,259)
10/8/10	Sri Lankan Rupee 7,580,000	United States Dollar 64,648	(2,135)
10/29/10	Sri Lankan Rupee 19,140,000	United States Dollar 164,306	(4,154)
11/4/10	Sri Lankan Rupee 20,070,000	United States Dollar 172,201	(4,388)
3/18/11	Sri Lankan Rupee 8,460,000	United States Dollar 69,515	(4,143)
3/25/11	Sri Lankan Rupee 7,320,000	United States Dollar 60,471	(3,227)
3/31/11	Euro 250,000	United States Dollar 337,200	11,741
4/6/11	Israeli Shekel 1,378,000	United States Dollar 370,132	5,827
4/6/11	Israeli Shekel 1,380,000	United States Dollar 370,739	5,906
4/6/11	Israeli Shekel 2,758,000	United States Dollar 741,199	12,062
4/6/11	Israeli Shekel 2,835,000	United States Dollar 728,230	(21,264)
4/6/11	Israeli Shekel 4,169,000	United States Dollar 1,071,447	(30,719)
4/7/11	Euro 300,000	United States Dollar 401,961	11,426
4/29/11	Sri Lankan Rupee 5,000,000	United States Dollar 41,771	(1,621)

10

			Net Unrealized
Settlement			Appreciation
Date	Deliver	In Exchange For	(Depreciation)
7/7/11	Euro 4,554,000	United States Dollar 5,732,029	$(193,452)
1/27/12	Euro 2,600,000	United States Dollar 3,205,800	(174,774)

			$(2,647,444)

Purchases

			Net Unrealized
Settlement			Appreciation
Date	In Exchange For	Deliver	(Depreciation)
8/4/10	Chilean Peso 21,000,000	United States Dollar 38,263	$1,525
8/5/10	Australian Dollar 236,740	United States Dollar 207,827	6,327
8/10/10	New Turkish Lira 736,999	United States Dollar 464,310	24,011
8/10/10	Polish Zloty 10,700,000	Euro 2,615,370	70,937
8/10/10	Polish Zloty 2,143,034	Euro 516,182	24,155
8/10/10	South African Rand 5,580,462	United States Dollar 714,781	49,238
8/12/10	Indonesian Rupiah 1,058,000,000	United States Dollar 113,143	5,070
8/12/10	Polish Zloty 1,050,000	Euro 259,413	3,312
8/12/10	South Korean Won 933,000,000	United States Dollar 769,358	19,280
8/16/10	New Turkish Lira 60,397	United States Dollar 39,461	516
8/16/10	Philippine Peso 141,800,000	United States Dollar 3,017,535	93,237
8/18/10	Colombian Peso 273,125,859	United States Dollar 142,453	5,613
8/19/10	Norwegian Krone 1,480,000	Euro 186,287	639
8/19/10	Swedish Krona 1,100,000	Euro 114,722	2,851
8/19/10	Zambian Kwacha 93,650,000	United States Dollar 18,969	296
8/23/10	Zambian Kwacha 93,650,000	United States Dollar 19,093	166
8/24/10	Indian Rupee 153,920,000	United States Dollar 3,271,413	34,612
8/24/10	Indian Rupee 4,500,000	United States Dollar 94,064	2,591
8/24/10	Malaysian Ringgit 744,000	United States Dollar 226,629	7,036
8/25/10	Australian Dollar 5,011,558	United States Dollar 4,076,637	446,314
8/25/10	New Zealand Dollar 3,375,000	United States Dollar 2,236,444	208,454
8/25/10	New Zealand Dollar 1,191,000	United States Dollar 786,159	76,619
8/26/10	Indonesian Rupiah 27,987,000,000	United States Dollar 2,934,878	191,389
8/26/10	Singapore Dollar 4,235,844	United States Dollar 3,000,000	115,134

11

			Net Unrealized
Settlement			Appreciation
Date	In Exchange For	Deliver	(Depreciation)
8/26/10	South Korean Won 148,400,000	United States Dollar 122,827	$2,614
8/26/10	Ukrainian Hryvnia 12,255,000	United States Dollar 1,500,000	48,527
8/27/10	Romanian Leu 5,100,000	Euro 1,197,183	(1,259)
8/30/10	Malaysian Ringgit 370,000	United States Dollar 115,574	598
8/31/10	British Pound Sterling 796,792	United States Dollar 1,242,813	7,308
8/31/10	Ghanaian Cedi 2,205,000	United States Dollar 1,500,000	20,319
8/31/10	Moroccan Dirham 13,515,000	United States Dollar 1,500,000	79,499
9/2/10	Brazilian Real 6,513,831	United States Dollar 3,661,924	15,237
9/2/10	Qatari Riyal 12,290,063	United States Dollar 3,375,649	915
9/2/10	South Korean Won 1,151,400,000	United States Dollar 968,458	4,828
9/3/10	Indonesian Rupiah 2,432,000,000	United States Dollar 259,192	12,433
9/7/10	Swedish Krona 21,620,000	Euro 2,261,670	46,763
9/7/10	Indian Rupee 103,720,000	United States Dollar 2,196,760	26,329
9/7/10	Malaysian Ringgit 180,000	United States Dollar 55,949	547
9/9/10	Mauritian Rupee 50,710,200	United States Dollar 1,516,000	154,086
9/13/10	British Pound Sterling 1,150,123	Euro 1,389,817	(6,706)
9/13/10	Malaysian Ringgit 470,000	United States Dollar 146,504	972
9/14/10	Kazak Tenge 358,182,000	United States Dollar 2,430,000	(9,134)
9/14/10	Ugandan Shilling 3,465,600,000	United States Dollar 1,520,000	27,388
9/20/10	Swiss Franc 271,200	Euro 199,679	270
9/20/10	Indian Rupee 25,170,000	United States Dollar 533,772	4,743
9/20/10	Indonesian Rupiah 3,365,370,000	United States Dollar 369,984	5,084
9/23/10	Colombian Peso 8,630,000,000	United States Dollar 4,555,292	116,331
9/24/10	Peruvian Sol 8,630,000	United States Dollar 3,044,092	19,241
9/28/10	Zambian Kwacha 235,100,000	United States Dollar 44,653	3,548
11/29/10	Zambian Kwacha 6,020,000,000	United States Dollar 1,167,798	52,651
11/29/10	Zambian Kwacha 1,391,200,000	United States Dollar 263,485	18,557
12/29/10	Nigerian Naira 242,190,000	United States Dollar 1,560,000	13,171
2/2/11	Kenyan Shilling 119,970,000	United States Dollar 1,482,942	12,860
6/15/11	Yuan Renminbi 1,100,000	United States Dollar 166,541	(2,517)

12

			Net Unrealized
Settlement			Appreciation
Date	In Exchange For	Deliver	(Depreciation)
6/15/11	Yuan Renminbi 2,300,000	United States Dollar 347,958	$(4,999)
1/19/12	Yuan Renminbi 470,000	United States Dollar 74,250	(3,410)
6/7/12	Yuan Renminbi 26,100,000	United States Dollar 3,942,598	17,862

			$2,073,978

At July 31, 2010, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $133,853 and a payable of $25,760.

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/10	4 U.S. 5-Year Treasury Note	Short	$(466,705)	$(479,313)	$(12,608)

					$(12,608)

Interest Rate Swaps

	Notional		Portfolio				Net Unrealized
	Amount		Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)		Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)
Bank of America	ILS	380	Receive	3-month ILS TELBOR	4.20%	11/19/14	$(6,410)
Bank of America	ILS	400	Receive	3-month ILS TELBOR	4.54	1/6/15	(7,904)
Barclays Bank PLC	ILS	178	Receive	3-month ILS TELBOR	5.15	3/5/20	(3,473)
Barclays Bank PLC	ILS	181	Receive	3-month ILS TELBOR	5.16	3/8/20	(3,554)
JPMorgan Chase Bank	BRL	2,569	Pay	Brazil Interbank Deposit Rate	9.67	1/3/11	2,418

							$(18,923)

BRL	-	Brazilian Real

ILS	-	Israeli Shekel

Credit Default Swaps — Sell Protection

		Notional	Contract		Current	Net Unrealized
		Amount*	Annual	Termination	Market Annual	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**	Date	Fixed Rate***	(Depreciation)
Iceland	JPMorgan Chase Bank	$300	1.75%	3/20/18	2.8374%	$(18,849)
Iceland	JPMorgan Chase Bank	100	2.10	3/20/23	2.4170	(2,436)
Iceland	JPMorgan Chase Bank	100	2.45	3/20/23	2.4170	557

						$(20,728)

Credit Default Swaps — Buy Protection

		Notional	Contract			Net Unrealized
		Amount*	Annual		Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	(Depreciation)
Austria	Barclays Bank PLC	$200	0.44%		12/20/13	$1,147
Austria	Barclays Bank PLC	100	1.42		3/20/14	(2,916)
Brazil	Bank of America	200	1.00	(1)	6/20/20	(706)
Brazil	Bank of America	350	1.00	(1)	6/20/20	(4,558)
Brazil	Barclays Bank PLC	250	1.65		9/20/19	(6,471)
Egypt	Bank of America	100	1.00	(1)	6/20/15	(1,910)
Egypt	Citigroup Global Markets	50	1.00	(1)	6/20/20	(1,251)
Egypt	Citigroup Global Markets	50	1.00	(1)	6/20/20	(974)
Egypt	Deutsche Bank	50	1.00	(1)	6/20/15	(1,013)
Egypt	Deutsche Bank	150	1.00	(1)	6/20/15	(1,750)
Egypt	Deutsche Bank	50	1.00	(1)	6/20/20	(1,008)
Greece	JPMorgan Chase Bank	4,000	0.13		9/20/17	1,236,609
Kazakhstan	Citigroup Global Markets	100	1.00	(1)	6/20/15	1,203

13

		Notional		Contract			Net Unrealized
		Amount*		Annual		Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)		Fixed Rate**		Date	(Depreciation)
Kazakhstan	Deutsche Bank		$100	1.00	(1)%	6/20/15	$1,246
Lebanon	Barclays Bank PLC		100	1.00	(1)	12/20/14	1,014
Lebanon	Citigroup Global Markets		150	3.30		9/20/14	(3,900)
Lebanon	Citigroup Global Markets		200	1.00	(1)	12/20/14	1,824
Lebanon	Citigroup Global Markets		100	1.00	(1)	3/20/15	2,445
Lebanon	Credit Suisse		100	1.00	(1)	3/20/15	1,734
Lebanon	Credit Suisse		100	1.00	(1)	3/20/15	1,696
Lebanon	Deutsche Bank		100	1.00	(1)	3/20/15	2,202
Malaysia	Bank of America		100	0.83		12/20/14	(231)
Malaysia	Barclays Bank PLC		200	2.40		3/20/14	(12,632)
Malaysia	Barclays Bank PLC		200	0.82		12/20/14	(375)
Malaysia	Citigroup Global Markets		200	2.45		3/20/14	(13,001)
Philippines	Barclays Bank PLC		300	1.70		12/20/14	(5,301)
Philippines	Barclays Bank PLC		100	1.85		12/20/14	(2,417)
Philippines	Barclays Bank PLC		200	1.84		12/20/14	(4,747)
Philippines	Barclays Bank PLC		72	1.00	(1)	3/20/15	(815)
Philippines	Citigroup Global Markets		100	1.84		12/20/14	(2,373)
Philippines	JPMorgan Chase Bank		300	1.69		12/20/14	(5,171)
Philippines	JPMorgan Chase Bank		71	1.00	(1)	3/20/15	(804)
Philippines	Deutsche Bank		100	1.00	(1)	3/20/15	(1,365)
Russia	Citigroup Global Markets		100	1.00	(1)	6/20/15	1,314
Russia	Credit Suisse		100	1.00	(1)	3/20/15	1,252
Russia	Credit Suisse		100	1.00	(1)	6/20/15	1,397
Russia	Deutsche Bank		100	1.00	(1)	6/20/15	1,397
South Africa	Bank of America		200	1.00	(1)	12/20/19	(441)
South Africa	Barclays Bank PLC		200	1.00	(1)	12/20/19	(1,800)
South Africa	Citigroup Global Markets		100	1.00	(1)	12/20/19	(1,589)
South Africa	Credit Suisse		100	1.00	(1)	3/20/20	(875)
South Africa	JPMorgan Chase Bank		100	1.00	(1)	12/20/19	(1,834)
South Africa	JPMorgan Chase Bank		100	1.00	(1)	3/20/20	(1,675)
South Africa	JPMorgan Chase Bank		100	1.00	(1)	3/20/20	(34)
South Africa	JPMorgan Chase Bank		100	1.00	(1)	3/20/20	114
Spain	Barclays Bank PLC		100	1.00	(1)	3/20/20	4,295
Spain	Citigroup Global Markets		100	1.00	(1)	3/20/20	2,811
Spain	Citigroup Global Markets		200	1.00	(1)	3/20/20	24
Spain	Deutsche Bank		100	1.00	(1)	3/20/20	2,958
Spain	Deutsche Bank		200	1.00	(1)	3/20/20	24
Thailand	Barclays Bank PLC		200	0.97		9/20/19	3,882
Thailand	Citigroup Global Markets		200	0.86		12/20/14	1,052
Thailand	Citigroup Global Markets		100	0.95		9/20/19	2,101
Thailand	JPMorgan Chase Bank		100	0.87		12/20/14	483
Turkey	Barclays Bank PLC		540	2.12		1/20/13	(11,399)
Turkey	Citigroup Global Markets		270	2.93		9/20/19	(26,563)
Uruguay	Deutsche Bank		100	1.00	(1)	6/20/20	1,011
Banco Comercial Portugues, S.A.	JPMorgan Chase Bank		70	1.00	(1)	3/20/15	6,251
Banco de Sabadell, S.A.	JPMorgan Chase Bank		70	3.00	(1)	3/20/15	1,624
Erste Group Bank AG	Barclays Bank PLC		70	1.00	(1)	3/20/15	(450)
ING Verzekeringen N.V.	JPMorgan Chase Bank		70	1.00	(1)	3/20/15	1,788
Rabobank Nederland N.V.	JPMorgan Chase Bank		70	1.00	(1)	3/20/15	238
Raiffeisen Zentralbank	Barclays Bank PLC		70	1.00	(1)	3/20/15	(1,203)
iTraxx Europe Subordinated Financials 5-Year Index	JPMorgan Chase Bank	EUR	300	1.00	(1)	6/20/15	5,471

							$1,167,055

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2010, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $500,000.

14

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	-	Euro

Total Return Swaps

	Notional	Expiration		Portfolio	Net Unrealized
Counterparty	Amount	Date	Portfolio Pays	Receives	Appreciation
JPMorgan Chase Bank	$71,595	8/25/10	1-month USD- LIBOR-BBA+50bp	Total Return on JPMorgan Abu Dhabi Index	$1,550

					$1,550

Cross-Currency Swaps

	Notional Amount		Notional Amount
	on Fixed Rate		on Floating Rate	Floating	Fixed	Termination	Net Unrealized
Counterparty	(Currency Received)		(Currency Delivered)	Rate	Rate	Date	Depreciation
Bank of America	TRY	500,000	$333,778	3-month USD- LIBOR-BBA	10.03%	11/25/13	$(42,172)
Citigroup Global Markets	TRY	224,285	135,274	3-month USD- LIBOR-BBA	12.10	2/15/12	(31,791)
Citigroup Global Markets	TRY	99,705	61,699	3-month USD- LIBOR-BBA	11.95	2/15/12	(12,381)
Citigroup Global Markets	TRY	318,742	189,727	3-month USD- LIBOR-BBA	12.46	8/14/13	(73,227)
Citigroup Global Markets	TRY	160,285	107,272	3-month USD- LIBOR-BBA	10.05	11/6/13	(13,815)
Credit Suisse	TRY	166,085	95,948	3-month USD- LIBOR-BBA	12.45	2/15/12	(28,700)
JPMorgan Chase Bank	TRY	60,922	40,778	3-month USD- LIBOR-BBA	10.10	11/6/13	(5,318)
JPMorgan Chase Bank	TRY	402,826	271,996	3-month USD- LIBOR-BBA	11.20	5/21/14	(28,140)

							$(235,544)

TRY	-	New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written currency call options activity for the fiscal year to date ended July 31, 2010 was as follows:

	Principal Amount
	of Contracts		Premiums
	(000’s omitted)		Received
Outstanding, beginning of period	JPY	1,335,000	$152,300
Options expired	JPY	(1,335,000)	(152,300)

Outstanding, end of period		—	$—

JPY	-	Japanese Yen

At July 31, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

15

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio may enter into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which the Portfolio may otherwise invest, or to enhance return.

Equity Risk: The Portfolio may enter into total return swap agreements on a security, basket of securities or an index to enhance return, to change the duration of the overall portfolio, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. The Portfolio may enter into equity index futures contracts to enhance return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance return, to hedge against fluctuations in currency exchange rates, to manage certain investment risks and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio may enter into interest rate and cross-currency swap contracts. The Portfolio may also purchase and sell U.S. Treasury and foreign debt futures contracts to hedge against changes in interest rates.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2010 was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivative	Derivative
Credit	Credit default swaps	$1,291,164	$(144,837)

		$1,291,164	$(144,837)

Equity	Total return swaps	$1,550	$—

		$1,550	$—

Foreign Exchange	Forward foreign currency exchange contracts	$2,283,222	$(2,748,595)

		$2,283,222	$(2,748,595)

Interest Rate	Cross-currency swaps	$—	$(235,544)
Interest Rate	Futures contracts*	—	(12,608)
Interest Rate	Interest rate swaps	2,418	(21,341)

		$2,418	$(33,949)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$150,431,150

Gross unrealized appreciation	$4,552,045
Gross unrealized depreciation	(837,315)

Net unrealized appreciation	$3,714,730

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

16

At July 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Foreign Government Bonds	$—	$20,670,017	$—	$20,670,017
Collateralized Mortgage Obligations	—	5,414,450	—	5,414,450
Mortgage Pass-Throughs	—	19,722,926	—	19,722,926
Common Stocks	—	97,314 *	—	97,314
Short-Term — Foreign Government Securities	—	77,183,649	—	77,183,649
Short-Term — Other Securities	—	26,331,443	—	26,331,443
Precious Metals	4,726,081	—	—	4,726,081

Total Investments	$4,726,081	$149,419,799	$—	$154,145,880

Forward Foreign Currency Exchange Contracts	$—	$2,283,222	$—	$2,283,222
Swap Contracts	—	1,295,132	—	1,295,132

Total	$4,726,081	$152,998,153	$—	$157,724,234

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(2,748,595)	$—	$(2,748,595)
Swap Contracts	—	(401,722)	—	(401,722)
Futures Contracts	(12,608)	—	—	(12,608)

Total	$(12,608)	$(3,150,317)	$—	$(3,162,925)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

Precious metals are valued at the New York Composite mean quotation reported by Bloomberg at the valuation time.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

17

Eaton Vance Low Duration Fund as of July 31, 2010 (Unaudited)

Eaton Vance Low Duration Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2010, the Fund owned 96.5% of Investment Portfolio’s outstanding interests, 0.8% of Floating Rate Portfolio’s outstanding interests and 0.6% of Government Obligations Portfolio’s outstanding interests. The Fund’s Schedule of Investments at July 31, 2010 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets

Investment Portfolio (identified cost, $497,166,038)	$508,254,712	90.8%

Floating Rate Portfolio (identified cost, $39,908,943)	$43,759,820	7.8%

Government Obligations Portfolio (identified cost, $5,905,927)	$6,820,157	1.2%

Total Investments in Affiliated Portfolios (identified cost $542,980,908)	$558,834,689	99.8%

Other Assets, Less Liabilities	$1,170,137	0.2%

Net Assets	$560,004,826	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical investments

Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At July 31, 2010 and October 31, 2009, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

The Investment Portfolio’s Portfolio of Investments is set forth below. A copy of the Form N-Q (containing a schedule of investments) for Floating Rate Portfolio and Government Obligations Portfolio at July 31, 2010 is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Investment Portfolio	as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 45.3%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.624%, with maturity at 2020(1)	$1,162	$1,193,040
2.87%, with maturity at 2023(1)	2,581	2,668,056
3.075%, with various maturities to 2037(1)	3,129	3,223,302
3.109%, with various maturities to 2022(1)	5,070	5,182,618
3.188%, with maturity at 2035(1)	8,165	8,379,644
3.238%, with maturity at 2035(1)	5,943	6,106,163
3.361%, with maturity at 2034(1)	2,875	2,957,550
3.503%, with maturity at 2022(1)	579	599,392
3.728%, with maturity at 2032(1)	2,387	2,445,549
3.758%, with maturity at 2025(1)	2,127	2,232,465
3.791%, with maturity at 2029(1)	1,695	1,732,106
3.842%, with maturity at 2034(1)	1,358	1,443,592
4.259%, with maturity at 2037(1)	2,973	3,157,834
4.366%, with maturity at 2030(1)	2,320	2,469,207
4.50%, with maturity at 2018	6,519	6,973,736
5.00%, with various maturities to 2018	10,586	11,363,024
5.423%, with maturity at 2032(1)	1,054	1,116,574
5.50%, with maturity at 2017	578	625,720
6.00%, with various maturities to 2035	13,435	14,926,377
6.50%, with various maturities to 2030	1,012	1,129,755
7.00%, with various maturities to 2035	2,750	3,119,170
7.50%, with various maturities to 2017	1,877	2,009,782
8.00%, with various maturities to 2025	552	623,021
9.25%, with maturity at 2017	7	8,209

		$85,685,886

Federal National Mortgage Association:
2.614%, with maturity at 2031(1)	$6,018	$6,229,849
2.959%, with maturity at 2019(1)	3,045	3,149,234
3.041%, with various maturities to 2027(1)	1,077	1,109,105
3.07%, with maturity at 2020(1)	1,058	1,074,798
3.075%, with various maturities to 2035(1)	6,740	6,948,455
3.104%, with maturity at 2018(1)	689	701,088
3.109%, with maturity at 2032(1)	3,091	3,190,671
3.115%, with maturity at 2031(1)	8,546	8,747,321
3.133%, with maturity at 2018(1)	101	103,398
3.294%, with maturity at 2037(1)	7,188	7,463,454
3.296%, with maturity at 2040(1)	1,985	2,082,165
3.407%, with maturity at 2036(1)	790	811,681
3.544%, with maturity at 2029(1)	631	648,474
3.555%, with maturity at 2030(1)	1,438	1,485,827
3.625%, with maturity at 2018(1)	84	85,729
3.738%, with maturity at 2034(1)	8,896	9,362,238
3.786%, with maturity at 2036(1)	2,878	2,953,937
3.892%, with maturity at 2035(1)	3,918	4,136,955
3.936%, with maturity at 2030(1)	5,223	5,445,143
3.95%, with maturity at 2034(1)	5,824	6,161,860
3.993%, with maturity at 2021(1)	1,278	1,334,726
4.033%, with maturity at 2030(1)	2,016	2,124,175
4.089%, with maturity at 2036(1)	786	807,260
4.104%, with maturity at 2033(1)	2,044	2,179,777
4.25%, with maturity at 2021(1)	2,226	2,302,785
4.50%, with various maturities to 2018	18,270	19,556,627
4.524%, with maturity at 2035(1)	2,763	2,945,953

1

	Principal
	Amount
Security	(000’s omitted)	Value
4.527%, with maturity at 2036(1)	$4,591	$4,891,431
4.671%, with maturity at 2035(1)	5,371	5,728,123
4.872%, with maturity at 2034(1)	2,679	2,852,401
4.955%, with maturity at 2034(1)	6,186	6,597,235
5.00%, with various maturities to 2018(2)	9,441	10,135,487
5.50%, with maturity at 2016	1,251	1,352,405
6.00%, with various maturities to 2031	4,111	4,530,677
6.321%, with maturity at 2032(1)	874	931,986
6.50%, with various maturities to 2019	1,766	1,877,841
7.00%, with various maturities to 2033	6,223	7,099,351
8.00%, with maturity at 2023	203	233,511
9.00%, with maturity at 2011	1	948
9.50%, with maturity at 2022	781	925,762
9.515%, with maturity at 2018(3)	508	589,231

		$150,889,074

Government National Mortgage Association:
3.125%, with various maturities to 2027(1)	$1,223	$1,261,363
8.25%, with maturity at 2020	369	432,793
9.00%, with maturity at 2017	408	469,046

		$2,163,202

Total Mortgage Pass-Throughs (identified cost $232,317,503)		$238,738,162

Collateralized Mortgage Obligations — 5.2%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 1395, Class F, 2.441%, 10/15/22(4)	$119	$116,416
Series 2135, Class JZ, 6.00%, 3/15/29	6,474	7,072,256

		$7,188,672

Federal National Mortgage Association:
Series G93-17, Class FA, 1.344%, 4/25/23(4)	$252	$256,463
Series G93-36, Class ZQ, 6.50%, 12/25/23	1,163	1,307,371
Series G97-4, Class FA, 1.175%, 6/17/27(4)	821	831,974
Series 296, (Interest Only), Class 2, 12.239%, 4/1/24(5)	3,558	733,818
Series 1993-203, Class PL, 6.50%, 10/25/23	1,468	1,640,360
Series 1993-250, Class Z, 7.00%, 12/25/23	421	453,763
Series 1994-14, Class F, 3.391%, 10/25/23(4)	1,458	1,502,611
Series 2001-4, Class GA, 9.929%, 4/17/25(3)	278	323,575
Series 2005-68, (Interest Only), Class XI, 7.022%, 8/25/35(5)	18,120	3,697,782
Series 2009-48, Class WA, 5.849%, 7/25/39(3)	3,101	3,414,645
Series 2009-62, Class WA, 5.551%, 8/25/39(3)	4,282	4,689,902

		$18,852,264

Government National Mortgage Association:
Series 2000-30, Class F, 0.891%, 12/16/22(4)	$1,457	$1,469,976

Total Collateralized Mortgage Obligations (identified cost $27,704,897)		$27,510,912

2

Commercial Mortgage-Backed Securities — 7.8%

	Principal
	Amount
Security	(000’s omitted)	Value
BSCMS, Series 2004-PWR5, Class A3, 4.565%, 7/11/42	$3,500	$3,556,524
BSCMS, Series 2004-T16, Class A4, 4.32%, 2/13/46	4,232	4,288,552
COMM, Series 2004-LB4A, Class A3, 4.405%, 10/15/37	6,000	6,091,556
COMM, Series 2005-LP5, Class A2, 4.63%, 5/10/43	1,401	1,411,643
CSFB, Series 2001-CK1, Class A3, 6.38%, 12/18/35	1,418	1,428,819
CSFB, Series 2005-C4, Class A2, 5.017%, 8/15/38	616	616,200
GECMC, Series 2002-3A, Class A1, 4.229%, 12/10/37	759	765,769
GMACC, Series 2002-C2, Class A2, 5.389%, 10/15/38	478	488,282
GMACC, Series 2003-C2, Class A1, 4.576%, 5/10/40	837	875,588
JPMCC, Series 2004-CBX, Class A4, 4.529%, 1/12/37	8,630	8,802,506
LB-UBS, Series 2004-C2, Class A2, 3.246%, 3/15/29	1,337	1,338,942
MLMT, Series 2006-C2, Class A1, 5.601%, 8/12/43	121	121,110
MSC, Series 2004-IQ7, Class A3, 5.35%, 6/15/38(3)	9,650	10,035,589
SBM7, Series 2000-C3, Class A2, 6.592%, 12/18/33	990	990,989

Total Commercial Mortgage-Backed Securities (identified cost $40,637,118)		$40,812,069

U.S. Government Agency Obligations — 35.6%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Farm Credit Bank:
5.75%, 12/7/28	$5,000	$5,841,445
5.77%, 1/5/27	3,000	3,560,961

		$9,402,406

Federal Home Loan Bank:
4.125%, 12/13/19	$25,000	$26,860,075
4.125%, 3/13/20	20,000	21,368,860
4.50%, 9/13/19	25,000	27,490,450
4.625%, 9/11/20	1,735	1,919,271
5.365%, 9/9/24	8,000	9,304,184
5.375%, 9/30/22	10,135	11,981,121
5.375%, 8/15/24	3,500	4,079,092
5.75%, 6/12/26	12,000	14,427,384

		$117,430,437

United States Agency for International Development — Israel:
0.00%, 2/15/18	$5,050	$4,067,401
0.00%, 3/15/18	4,030	3,237,803
0.00%, 5/1/18	5,710	4,570,016
0.00%, 5/1/20	1,100	777,640
0.00%, 3/15/21	20,000	13,453,400
5.50%, 12/4/23	6,775	8,037,989
5.50%, 4/26/24	22,000	26,194,410

		$60,338,659

Total U.S. Government Agency Obligations (identified cost $175,443,926)		$187,171,502

3

U.S. Treasury Obligations — 5.8%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Notes, 1.375%, 9/15/12	$30,000	$30,501,570

Total U.S. Treasury Obligations (identified cost $29,933,981)		$30,501,570

Short-Term Investments — 2.1%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.25%(6)	$11,146	$11,145,745

Total Short-Term Investments (identified cost $11,145,745)		$11,145,745

Total Investments — 101.8% (identified cost $517,183,170)		$535,879,960

Other Assets, Less Liabilities — (1.8)%		$(9,385,213)

Net Assets — 100.0%		$526,494,747

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

BSCMS	-	Bear Stearns Commercial Mortgage Securities, Inc.

COMM	-	Commercial Mortgage Pass-Through Certificate

CSFB	-	Credit Suisse First Boston Mortgage Securities Corp.

GECMC	-	General Electric Commercial Mortgage Corp.

GMACC	-	GMAC Commercial Mortgage Securities, Inc.

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Corp.

LB-UBS	-	LB-UBS Commercial Mortgage Trust

MLMT	-	Merrill Lynch Mortgage Trust

MSC	-	Morgan Stanley Capital I

SBM7	-	Salomon Brothers Mortgage Securities VII, Inc.

(1)		Adjustable rate mortgage.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)		Weighted average fixed-rate coupon that changes/updates monthly.

(4)		Variable rate security. The stated interest rate represents the rate in effect at July 31, 2010.

(5)		Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated. The interest rate shown represents the yield based on the estimated timing and amount of future cash flows at period-end.

(6)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the fiscal year to date ended July 31, 2010 was $20,497 and $0, respectively.

4

A summary of financial instruments outstanding at July 31, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/10	1,370 U.S. 10-Year Treasury Note	Short	$(164,573,252)	$(169,623,126)	$(5,049,874)
9/10	285 U.S. 30-Year Treasury Bond	Short	(35,268,222)	(36,684,844)	(1,416,622)

					$(6,466,496)

At July 31, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio may purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At July 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $6,466,496.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$518,103,332

Gross unrealized appreciation	$19,107,542
Gross unrealized depreciation	(1,330,914)

Net unrealized appreciation	$17,776,628

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

At July 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Mortgage Pass-Throughs	$—	$238,738,162	$—	$238,738,162
Collateralized Mortgage Obligations	—	27,510,912	—	27,510,912
Commercial Mortgage-Backed Securities	—	40,812,069	—	40,812,069
U.S. Government Agency Obligations	—	187,171,502	—	187,171,502
U.S. Treasury Obligations	—	30,501,570	—	30,501,570
Short-Term Investments	—	11,145,745	—	11,145,745

Total Investments	$—	$535,879,960	$—	$535,879,960

Liability Description

Futures Contracts	$(6,466,496)	$—	$—	$(6,466,496)

Total	$(6,466,496)	$—	$—	$(6,466,496)

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance Strategic Income Fund as of July 31, 2010 (Unaudited)

Eaton Vance Strategic Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2010, the Fund owned 7.9% of Boston Income Portfolio’s outstanding interests, 68.8% of Emerging Markets Local Income Portfolio’s outstanding interests, 9.3% of Floating Rate Portfolio’s outstanding interests, 16.0% of Global Macro Portfolio’s outstanding interests, 87.1% of Global Opportunities Portfolio’s outstanding interests, 17.9% of High Income Opportunities Portfolio’s outstanding interests, 84.3% of International Income Portfolio’s outstanding interests, and 0.02% of Investment Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at July 31, 2010 is set forth below.

Eaton Vance Strategic Income Fund	as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Investments in Affiliated Portfolios — 99.9%

Description	Value
Boston Income Portfolio (identified cost, $187,083,511)	$218,567,009
Emerging Markets Local Income Portfolio (identified cost, $112,919,093)	123,447,652
Floating Rate Portfolio (identified cost, $461,013,494)	494,905,386
Global Macro Portfolio (identified cost, $1,087,917,325)	1,126,286,018
Global Opportunities Portfolio (identified cost, $467,316,193)	477,698,981
High Income Opportunities Portfolio (identified cost, $115,718,985)	143,248,374
International Income Portfolio (identified cost, $128,443,111)	132,561,382
Investment Portfolio (identified cost, $0)	99,677

Total Investments in Affiliated Portfolios (identified cost $2,560,411,712)	$2,716,814,479

Short-Term Investments — 0.2%

	Principal
Description	Amount	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 8/2/10	$5,887,142	$5,887,142

Total Short-Term Investments (identified cost $5,887,142)		$5,887,142

Total Investments — 100.1% (identified cost $2,566,298,854)(1)		$2,722,701,621

Other Assets, Less Liabilities — (0.1)%		$(2,099,156)

Net Assets — 100.0%		$2,720,602,465

(1)	Cost for federal income taxes is the same.

1

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund did not have any open financial instruments at July 31, 2010.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Investments in Affiliated Portfolios	$2,716,814,479	$—	$—	$2,716,814,479
Short-Term Investments	—	5,887,142	—	5,887,142

Total Investments	$2,716,814,479	$5,887,142	$—	$2,722,701,621

The Fund held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

2

Eaton Vance Global Macro Absolute Return Fund as of July 31, 2010 (Unaudited)

Eaton Vance Global Macro Absolute Return Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Macro Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2010, the value of the Fund’s investment in the Portfolio was $5,613,681,420 and the Fund owned 79.8% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Global Macro Portfolio	as of July 31, 2010

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 6.9%

	Principal
Security	Amount		Value
Bermuda — 0.5%
Government of Bermuda, 5.603%, 7/20/20(1)	USD	31,497,000	$32,886,711

Total Bermuda (identified cost $32,591,124)			$32,886,711

Brazil — 0.7%
Nota Do Tesouro Nacional, 6.00%, 5/15/15(2)	BRL	12,845,572	$7,211,603
Nota Do Tesouro Nacional, 10.00%, 1/1/17	BRL	77,495,000	40,474,425

Total Brazil (identified cost $46,044,574)			$47,686,028

Chile — 0.3%
Government of Chile, 6.00%, 3/1/17	CLP	2,390,000,000	$4,597,795
Government of Chile, 6.00%, 3/1/18	CLP	9,515,000,000	18,301,488

Total Chile (identified cost $22,332,874)			$22,899,283

Congo — 0.0%
Republic of Congo, 3.00%, 6/30/29	USD	2,802,500	$1,618,444

Total Congo (identified cost $1,226,155)			$1,618,444

Costa Rica — 0.0%
Titulo Propiedad Ud, 1.00%, 1/12/22(2)	CRC	1,295,522,987	$1,940,952
Titulo Propiedad Ud, 1.63%, 7/13/16(2)	CRC	144,425,671	251,054

Total Costa Rica (identified cost $3,207,340)			$2,192,006

Georgia — 0.1%
Republic of Georgia, 7.50%, 4/15/13	USD	4,764,000	$4,952,178

Total Georgia (identified cost $3,625,597)			$4,952,178

Germany — 0.3%
Bundesrepublik Deutschland, 3.50%, 7/4/19	EUR	15,000,000	$20,981,070

Total Germany (identified cost $20,614,136)			$20,981,070

Greece — 0.2%
Hellenic Republic Government Bond, 3.70%, 7/20/15	EUR	5,000,000	$4,791,359
Hellenic Republic Government Bond, 6.10%, 8/20/15	EUR	9,775,000	10,587,691

Total Greece (identified cost $17,372,114)			$15,379,050

Israel — 0.4%
Israeli Government Bond, 3.00%, 10/31/19(2)	ILS	53,324,849	$15,763,876
Israeli Government Bond, 5.00%, 4/30/15(2)	ILS	45,009,762	14,387,860

Total Israel (identified cost $28,743,550)			$30,151,736

1

	Principal
Security	Amount		Value
Macedonia — 0.1%
Republic of Macedonia, 4.625%, 12/8/15	EUR	6,594,000	$7,478,552

Total Macedonia (identified cost $5,907,983)			$7,478,552

Poland — 0.4%
Poland Government Bond, 3.00%, 8/24/16(2)	PLN	84,812,957	$27,211,054

Total Poland (identified cost $27,439,462)			$27,211,054

Slovakia — 1.1%
Slovakia Government Bond, 0.00%, 1/27/12	EUR	58,040,000	$73,859,712

Total Slovakia (identified cost $70,085,506)			$73,859,712

South Africa — 1.1%
Republic of South Africa, 6.50%, 6/2/14	USD	67,231,000	$76,139,107

Total South Africa (identified cost $73,478,845)			$76,139,107

Taiwan — 0.8%
Taiwan Government Bond, 0.25%, 2/10/12	TWD	1,703,900,000	$53,107,006

Total Taiwan (identified cost $53,766,530)			$53,107,006

Turkey — 0.8%
Turkey Government Bond, 9.00%, 5/21/14(2)	TRY	13,754,891	$10,860,085
Turkey Government Bond, 10.00%, 2/15/12(2)	TRY	22,173,808	16,344,945
Turkey Government Bond, 12.00%, 8/14/13(2)	TRY	38,441,396	31,970,734

Total Turkey (identified cost $46,518,961)			$59,175,764

Uruguay — 0.1%
Republic of Uruguay, 5.00%, 9/14/18(2)	UYU	176,852,847	$9,294,475

Total Uruguay (identified cost $7,628,479)			$9,294,475

Total Foreign Government Bonds (identified cost $460,583,230)			$485,012,176

Foreign Corporate Bonds & Notes — 0.1%

	Principal
Security	Amount		Value
Chile — 0.1%
JPMorgan Chilean Inflation Linked Note, 3.80%, 11/17/15(2)	USD	3,550,818	$3,796,233

Total Chile (identified cost $3,000,000)			$3,796,233

2

	Principal
Security	Amount		Value
Indonesia — 0.0%
APP Finance VI, 0.00%, 11/18/12(3)	USD	4,000,000	$20,000
APP Finance VII, 3.50%, 4/30/24(3)(4)	USD	2,000,000	10,000

Total Indonesia (identified cost $3,515,078)			$30,000

Total Foreign Corporate Bonds & Notes (identified cost $6,515,078)			$3,826,233

Debt Obligations - United States — 39.3%

Corporate Bonds & Notes — 0.0%(5)

	Principal
Security	Amount	Value
Eaton Corp., 8.875%, 6/15/19	$500,000	$665,549
Ingersoll-Rand Co., 6.48%, 6/1/25	1,050,000	1,172,004

Total Corporate Bonds & Notes (identified cost $1,528,526)		$1,837,553

Collateralized Mortgage Obligations — 1.9%

	Principal
Security	Amount	Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D,
8.00%, 12/25/22	$390,582	$447,939
Series 1548, Class Z,
7.00%, 7/15/23	476,364	497,608
Series 1650, Class K,
6.50%, 1/15/24	3,021,922	3,328,354
Series 1817, Class Z,
6.50%, 2/15/26	431,044	464,469
Series 1927, Class ZA,
6.50%, 1/15/27	1,563,400	1,621,834
Series 2127, Class PG,
6.25%, 2/15/29	1,919,086	2,065,244
Series 2344, Class ZD,
6.50%, 8/15/31	2,979,576	3,291,595
Series 2458, Class ZB,
7.00%, 6/15/32	4,177,587	4,762,097

		$16,479,140

Federal National Mortgage Association:
Series 1992-180, Class F,
1.494%, 10/25/22(6)	$1,648,381	$1,681,219
Series 1993-16, Class Z,
7.50%, 2/25/23	1,600,755	1,852,190
Series 1993-79, Class PL,
7.00%, 6/25/23	1,228,936	1,383,973
Series 1993-104, Class ZB,
6.50%, 7/25/23	484,645	539,881
Series 1993-121, Class Z,
7.00%, 7/25/23	7,522,071	8,471,682
Series 1993-141, Class Z,
7.00%, 8/25/23	1,238,877	1,402,146
Series 1994-42, Class ZQ,
7.00%, 4/25/24	7,680,648	8,731,676
Series 1994-79, Class Z,

3

	Principal
Security	Amount	Value
7.00%, 4/25/24	$1,479,358	$1,681,326
Series 1994-89, Class ZQ,
8.00%, 7/25/24	980,967	1,159,098
Series 1996-35, Class Z,
7.00%, 7/25/26	390,143	445,119
Series 1998-16, Class H,
7.00%, 4/18/28	1,034,336	1,176,768
Series 1998-44, Class ZA,
6.50%, 7/20/28	1,720,379	1,956,661
Series 1999-25, Class Z,
6.00%, 6/25/29	3,250,714	3,601,646
Series 2000-2, Class ZE,
7.50%, 2/25/30	454,080	532,665
Series 2000-49, Class A,
8.00%, 3/18/27	1,285,133	1,527,799
Series 2001-31, Class ZA,
6.00%, 7/25/31	18,028,428	20,010,953
Series 2001-37, Class GA,
8.00%, 7/25/16	134,925	148,288
Series 2009-48, Class WA,
5.849%, 7/25/39(7)	16,348,408	18,000,195
Series G48, Class Z,
7.10%, 12/25/21	1,201,139	1,350,995
Series G92-60, Class Z,
7.00%, 10/25/22	3,302,053	3,707,230
Series G93-1, Class K,
6.675%, 1/25/23	1,844,462	2,086,899
Series G93-31, Class PN,
7.00%, 9/25/23	5,754,148	6,637,341
Series G93-41, Class ZQ,
7.00%, 12/25/23	11,615,355	13,401,488
Series G94-7, Class PJ,
7.50%, 5/17/24	1,837,182	2,152,846

		$103,640,084

Government National Mortgage Association:
Series 1994-7, Class PQ,
6.50%, 10/16/24	$1,343,040	$1,501,594
Series 1996-22, Class Z,
7.00%, 10/16/26	1,026,313	1,165,706
Series 1999-42, Class Z,
8.00%, 11/16/29	2,670,463	3,064,965
Series 2001-21, Class Z,
9.00%, 3/16/30	3,826,835	4,716,437
Series 2001-35, Class K,
6.45%, 10/26/23	426,283	476,256
Series 2002-48, Class OC,
6.00%, 9/16/30	3,146,793	3,273,129

		$14,198,087

Total Collateralized Mortgage Obligations (identified cost $127,025,658)		$134,317,311

Commercial Mortgage-Backed Securities — 0.6%

	Principal
Security	Amount	Value
GSMS, Series 2001-LIBA, Class E, 6.733%, 2/14/16(1)	$4,000,000	$4,123,929
HHPT, Series 2000-HLTA, Class F, 7.75%, 10/3/15(1)	2,200,000	2,225,526
JPMCC, Series 2005-LDP5, Class AM, 5.237%, 12/15/44(7)	9,960,000	9,821,244
MLMT, Series 2006-C2, Class A2, 5.756%, 8/12/43(7)	7,000,000	7,596,437

4

	Principal
Security	Amount	Value
WBCMT, Series 2004-C12, Class MAD, 5.439%, 7/15/41(1)(7)	$9,796,871	$10,956,568
WBCMT, Series 2005-C17, Class A4, 5.083%, 3/15/42(7)	6,000,000	6,423,113

Total Commercial Mortgage-Backed Securities (identified cost $39,836,712)		$41,146,817

Mortgage Pass-Throughs — 15.5%

	Principal
Security	Amount	Value
Federal Home Loan Mortgage Corp.:
3.238%, with maturity at 2035(8)	$8,137,352	$8,360,746
3.791%, with maturity at 2029(8)	1,695,388	1,732,105
3.866%, with maturity at 2023(8)	627,754	655,875
4.366%, with maturity at 2030(8)	2,233,627	2,377,635
4.50%, with maturity at 2018	6,519,363	6,973,736
5.00%, with various maturities to 2019	8,453,346	9,073,888
6.00%, with various maturities to 2035	62,344,509	69,211,577
6.50%, with various maturities to 2033	70,285,366	78,498,648
6.60%, with maturity at 2030	3,365,537	3,826,992
7.00%, with various maturities to 2036(9)	50,548,722	57,381,140
7.31%, with maturity at 2026	412,222	482,301
7.50%, with various maturities to 2035	35,551,273	41,039,685
7.95%, with maturity at 2022	577,452	679,966
8.00%, with various maturities to 2031	7,236,894	8,368,360
8.15%, with maturity at 2021	319,752	380,323
8.30%, with maturity at 2021	108,004	121,698
8.47%, with maturity at 2018	247,150	287,710
8.50%, with various maturities to 2028	1,627,399	1,953,831
9.00%, with various maturities to 2027	3,067,811	3,675,846
9.50%, with various maturities to 2027	306,055	375,645
9.75%, with various maturities to 2020	7,397	8,664
10.00%, with various maturities to 2020	987,448	1,146,282
10.50%, with maturity at 2021	516,410	612,345
11.00%, with maturity at 2016	731,195	835,152
13.25%, with maturity at 2013	519	537

		$298,060,687

Federal National Mortgage Association:
2.525%, with maturity at 2028(8)	$283,654	$294,612
3.045%, with maturity at 2022(8)	3,255,934	3,335,737
3.075%, with various maturities to 2035(8)	31,206,682	32,163,840
3.103%, with maturity at 2035(8)	6,932,387	7,136,602
3.109%, with various maturities to 2033(8)	27,540,542	28,358,136
3.225%, with maturity at 2025(8)	1,827,716	1,887,610
3.425%, with maturity at 2024(8)	1,548,932	1,607,910
3.738%, with maturity at 2034(8)	4,927,084	5,185,366
3.892%, with maturity at 2035(8)	18,067,657	19,075,959
3.96%, with maturity at 2023(8)	173,618	181,286
4.50%, with various maturities to 2018	8,255,800	8,836,679
4.524%, with maturity at 2035(8)	13,291,761	14,174,334
5.00%, with various maturities to 2018(9)	25,840,477	27,741,501
5.50%, with various maturities to 2023	6,692,244	7,245,079
6.00%, with various maturities to 2033	39,270,885	42,897,245
6.321%, with maturity at 2032(8)	5,699,708	6,078,168
6.50%, with various maturities to 2036(9)	172,615,408	190,854,425
6.823%, with maturity at 2025(8)	475,315	502,746
7.00%, with various maturities to 2036(9)	166,148,558	189,424,255
7.50%, with various maturities to 2034	25,680,371	29,483,319
8.00%, with various maturities to 2030	9,607,529	11,450,339
8.50%, with various maturities to 2037	14,393,199	16,576,853

5

	Principal
Security	Amount	Value
9.00%, with various maturities to 2032	$5,096,987	$6,131,677
9.035%, with maturity at 2028(7)	875,346	1,027,793
9.50%, with various maturities to 2031	4,480,238	5,427,278
10.50%, with maturity at 2029	427,470	516,003
10.948%, with maturity at 2027(7)	858,970	1,006,886
11.00%, with maturity at 2016	43,814	48,185
11.50%, with maturity at 2031	676,628	861,038

		$659,510,861

Government National Mortgage Association:
3.125%, with maturity at 2024(8)	$773,798	$801,379
6.50%, with various maturities to 2032	5,753,261	6,504,597
7.00%, with various maturities to 2035	64,795,948	75,128,643
7.50%, with various maturities to 2031	9,879,538	11,538,527
7.75%, with maturity at 2019	38,519	44,888
8.00%, with various maturities to 2034	27,786,661	32,556,651
8.30%, with various maturities to 2020	183,693	209,261
8.50%, with various maturities to 2021	1,723,580	1,970,364
9.00%, with various maturities to 2025	586,849	695,675
9.50%, with various maturities to 2026	1,978,841	2,465,171

		$131,915,156

Total Mortgage Pass-Throughs (identified cost $1,048,103,334)		$1,089,486,704

U.S. Government Agency Obligations — 5.5%

	Principal
Security	Amount	Value
Federal Home Loan Bank:
4.125%, 12/13/19	$20,000,000	$21,488,060
4.125%, 3/13/20	65,000,000	69,448,795
4.50%, 9/13/19	48,275,000	53,084,059
4.625%, 9/11/20	19,325,000	21,377,470
5.25%, 12/11/20	11,545,000	13,267,595
5.25%, 12/9/22	12,150,000	14,190,544
5.365%, 9/9/24	12,700,000	14,770,392
5.375%, 5/15/19	27,930,000	32,702,231
5.375%, 9/30/22	49,780,000	58,847,576
5.375%, 8/15/24	22,000,000	25,640,010
5.625%, 6/11/21	12,850,000	15,320,284
5.75%, 6/12/26	14,850,000	17,853,888

		$357,990,904

United States Agency for International Development - Israel:
5.50%, 12/4/23	$5,000,000	$5,932,095
5.50%, 4/26/24	22,500,000	26,789,737

		$32,721,832

Total U.S. Government Agency Obligations (identified cost $374,320,296)		$390,712,736

U.S. Treasury Obligations — 15.8%

	Principal
Security	Amount	Value
U.S. Treasury Bond, 7.25%, 5/15/16	$16,000,000	$20,647,504
U.S. Treasury Bond, 7.875%, 2/15/21(9)	1,500,000	2,158,828
U.S. Treasury Note, 0.875%, 4/30/11	95,000,000	95,437,950
U.S. Treasury Note, 1.00%, 9/30/11	100,000,000	100,753,900
U.S. Treasury Note, 1.00%, 10/31/11	100,000,000	100,781,300

6

	Principal
Security	Amount	Value
U.S. Treasury Note, 1.375%, 11/15/12	$61,500,000	$62,552,265
U.S. Treasury Note, 1.75%, 11/15/11	100,000,000	101,789,100
U.S. Treasury Note, 4.50%, 2/28/11	100,000,000	102,476,600
U.S. Treasury Note, 4.625%, 8/31/11	100,000,000	104,601,600
U.S. Treasury Note, 4.625%, 12/31/11	100,000,000	105,992,200
U.S. Treasury Note, 4.625%, 7/31/12(9)	50,000,000	54,101,550
U.S. Treasury Note, 4.875%, 7/31/11	100,000,000	104,507,800
U.S. Treasury Note, 4.875%, 2/15/12	50,000,000	53,425,800
U.S. Treasury Note, 5.125%, 6/30/11	100,000,000	104,382,800

Total U.S. Treasury Obligations (identified cost $1,108,313,530)		$1,113,609,197

Total Debt Obligations - United States (identified cost $2,699,128,056)		$2,771,110,318

Common Stocks — 0.1%

Security	Shares	Value
China — 0.1%
Air China, Ltd., Class H(10)	203,000	$234,573
Aluminum Corp. of China Ltd., Class H(10)	363,000	320,969
China COSCO Holdings Co., Ltd., Class H(10)	238,000	267,048
China Oilfield Services, Ltd., Class H	141,000	184,692
China Petroleum & Chemical Corp., Class H	1,546,000	1,247,611
China Shipping Container Lines Co., Ltd., Class H(10)	328,000	121,245
Datang International Power Generation Co., Ltd., Class H	305,000	131,430
Huaneng Power International, Inc., Class H	281,000	163,796
Jiangxi Copper Co., Ltd., Class H	128,000	285,524
PetroChina Co., Ltd., Class H	1,944,000	2,221,176
Shanghai Electric Group Co., Ltd., Class H(10)	274,000	129,511
Sinopec Shanghai Petrochemical Co., Ltd., Class H	215,000	84,344
Yanzhou Coal Mining Co., Ltd., Class H	180,000	387,355
Zijin Mining Group Co., Ltd., Class H	369,000	238,875

Total China (identified cost $5,888,341)		$6,018,149

Indonesia — 0.0%
APP China	8,155	$326,200

Total Indonesia (identified cost $1,522,635)		$326,200

Total Common Stocks (identified cost $7,410,976)		$6,344,349

Precious Metals — 0.3%

	Troy
Description	Ounce	Value
Gold	16,454	$19,431,501

Total Precious Metals (identified cost $20,202,541)		$19,431,501

7

Currency Options Purchased — 0.1%

	Principal
	Amount of
	Contracts		Strike		Expiration
Description	(000’s omitted)		Price		Date	Value
Euro Put Option	EUR	193,597	EUR	1.17	5/3/12	$7,407,118

Total Currency Options Purchased (identified cost $8,845,661)						$7,407,118

Short-Term Investments — 52.5%

Foreign Government Securities — 30.3%

	Principal
	Amount
Security	(000’s omitted)		Value
Chile — 0.2%
Chilean Government Bond, 8.00%, 8/1/10	CLP	8,215,000	$15,770,985

Total Chile (identified cost $15,556,374)			$15,770,985

Croatia — 4.3%
Croatian Treasury Bill, 0.00%, 10/7/10	EUR	1,005	$1,306,301
Croatian Treasury Bill, 0.00%, 11/11/10	EUR	5,000	6,485,585
Croatian Treasury Bill, 0.00%, 12/2/10	EUR	1,890	2,447,881
Croatian Treasury Bill, 0.00%, 12/9/10	EUR	4,300	5,566,284
Croatian Treasury Bill, 0.00%, 12/16/10	EUR	2,000	2,587,510
Croatian Treasury Bill, 0.00%, 12/30/10	EUR	9,520	12,302,032
Croatian Treasury Bill, 0.00%, 2/17/11	EUR	300	385,190
Croatian Treasury Bill, 0.00%, 4/7/11	EUR	15,742	20,105,554
Croatian Treasury Bill, 0.00%, 4/14/11	EUR	7,500	9,571,218
Croatian Treasury Bill, 0.00%, 5/5/11	EUR	46,811	59,588,983
Croatian Treasury Bill, 0.00%, 6/2/11	EUR	33,700	42,748,445
Croatian Treasury Bill, 0.00%, 6/9/11	EUR	58,408	74,023,559
Croatian Treasury Bill, 0.00%, 6/16/11	EUR	14,581	18,462,174
Croatian Treasury Bill, 0.00%, 6/30/11	EUR	29,000	36,650,069
Croatian Treasury Bill, 0.00%, 7/7/11	EUR	4,750	5,997,210
Croatian Treasury Bill, 0.00%, 7/28/11	EUR	2,700	3,398,877

Total Croatia (identified cost $288,527,376)			$301,626,872

Egypt — 6.2%
Egypt Treasury Bill, 0.00%, 8/3/10	EGP	18,950	$3,322,674
Egypt Treasury Bill, 0.00%, 8/10/10	EGP	87,950	15,392,060
Egypt Treasury Bill, 0.00%, 8/17/10	EGP	367,425	64,180,627
Egypt Treasury Bill, 0.00%, 8/24/10	EGP	365,350	63,699,295
Egypt Treasury Bill, 0.00%, 8/31/10	EGP	79,250	13,791,808
Egypt Treasury Bill, 0.00%, 9/7/10	EGP	60,900	10,578,237
Egypt Treasury Bill, 0.00%, 9/14/10	EGP	80,875	14,020,910
Egypt Treasury Bill, 0.00%, 9/21/10	EGP	201,075	34,788,426
Egypt Treasury Bill, 0.00%, 9/28/10	EGP	16,700	2,884,111
Egypt Treasury Bill, 0.00%, 10/5/10	EGP	87,500	15,079,937
Egypt Treasury Bill, 0.00%, 10/12/10	EGP	75,175	12,930,832
Egypt Treasury Bill, 0.00%, 10/19/10	EGP	147,025	25,244,535
Egypt Treasury Bill, 0.00%, 10/26/10	EGP	33,650	5,766,539
Egypt Treasury Bill, 0.00%, 11/2/10	EGP	211,850	36,228,821
Egypt Treasury Bill, 0.00%, 1/4/11	EGP	109,900	18,460,251
Egypt Treasury Bill, 0.00%, 1/11/11	EGP	25,000	4,191,008
Egypt Treasury Bill, 0.00%, 2/8/11	EGP	29,675	4,935,388
Egypt Treasury Bill, 0.00%, 3/22/11	EGP	36,575	6,008,667
Egypt Treasury Bill, 0.00%, 6/7/11	EGP	168,475	27,088,171

8

	Principal
	Amount
Security	(000’s omitted)		Value
Egypt Treasury Bill, 0.00%, 6/21/11	EGP	197,375	$31,612,371
Egypt Treasury Bill, 0.00%, 7/12/11	EGP	154,750	24,643,008

Total Egypt (identified cost $440,598,186)			$434,847,676

Iceland — 0.1%
Iceland Treasury Bill, 0.00%, 10/15/10	ISK	190,280	$1,330,634
Iceland Treasury Bill, 0.00%, 11/15/10	ISK	690,000	4,806,295
Iceland Treasury Note, 13.75%, 12/10/10	ISK	688,000	5,039,876

Total Iceland (identified cost $10,658,814)			$11,176,805

Israel — 6.0%
Israeli Treasury Bill, 0.00%, 12/1/10	ILS	128,420	$33,853,471
Israeli Treasury Bill, 0.00%, 1/5/11	ILS	190,026	49,997,952
Israeli Treasury Bill, 0.00%, 4/6/11	ILS	626,217	163,784,304
Israeli Treasury Bill, 0.00%, 5/4/11	ILS	158,440	41,355,205
Israeli Treasury Bill, 0.00%, 6/1/11	ILS	472,925	123,202,061
Israeli Treasury Bill, 0.00%, 7/6/11	ILS	37,110	9,645,892

Total Israel (identified cost $419,857,329)			$421,838,885

Kazakhstan — 0.1%
Kazakhstan National Bank, 0.00%, 8/27/10	KZT	1,447,740	$9,794,576

Total Kazakhstan (identified cost $9,813,754)			$9,794,576

Lebanon — 3.9%
Lebanon Treasury Bill, 0.00%, 8/5/10	LBP	20,597,220	$13,714,647
Lebanon Treasury Bill, 0.00%, 8/12/10	LBP	4,924,250	3,276,644
Lebanon Treasury Bill, 0.00%, 8/19/10	LBP	40,397,990	26,862,914
Lebanon Treasury Bill, 0.00%, 9/23/10	LBP	2,682,000	1,776,892
Lebanon Treasury Bill, 0.00%, 9/30/10	LBP	21,830,000	14,437,324
Lebanon Treasury Bill, 0.00%, 10/14/10	LBP	34,427,170	22,729,960
Lebanon Treasury Bill, 0.00%, 10/21/10	LBP	6,760,200	4,459,525
Lebanon Treasury Bill, 0.00%, 11/4/10	LBP	3,897,910	2,566,933
Lebanon Treasury Bill, 0.00%, 11/18/10	LBP	2,439,470	1,603,728
Lebanon Treasury Bill, 0.00%, 12/2/10	LBP	2,500,000	1,640,656
Lebanon Treasury Bill, 0.00%, 12/9/10	LBP	49,173,810	32,242,753
Lebanon Treasury Bill, 0.00%, 12/16/10	LBP	2,350,000	1,539,524
Lebanon Treasury Bill, 0.00%, 12/23/10	LBP	17,853,950	11,686,070
Lebanon Treasury Bill, 0.00%, 12/30/10	LBP	3,487,360	2,280,585
Lebanon Treasury Bill, 0.00%, 1/6/11	LBP	65,972,770	43,105,140
Lebanon Treasury Bill, 0.00%, 1/13/11	LBP	3,150,000	2,056,314
Lebanon Treasury Bill, 0.00%, 1/20/11	LBP	25,403,400	16,568,399
Lebanon Treasury Bill, 0.00%, 4/7/11	LBP	2,447,320	1,580,209
Lebanon Treasury Bill, 0.00%, 5/19/11	LBP	18,430,000	11,833,018
Lebanon Treasury Bill, 0.00%, 6/30/11	LBP	32,731,600	20,894,798
Lebanon Treasury Bill, 0.00%, 7/14/11	LBP	19,612,330	12,495,576
Lebanon Treasury Note, 4.58%, 7/28/11	LBP	22,262,480	14,161,054
Lebanon Treasury Note, 9.32%, 12/2/10	LBP	6,979,900	4,727,477
Lebanon Treasury Note, 9.32%, 12/16/10	LBP	5,000,000	3,392,438

Total Lebanon (identified cost $271,527,736)			$271,632,578

9

	Principal
	Amount
Security	(000’s omitted)		Value
Malaysia — 0.5%
Malaysia Treasury Bill, 0.00%, 9/14/10	MYR	65,800	$20,614,162
Malaysia Treasury Bill, 0.00%, 9/21/10	MYR	48,410	15,158,219

Total Malaysia (identified cost $35,737,176)			$35,772,381

Mexico — 0.4%
Mexico Treasury Bill, 0.00%, 8/5/10	MXN	366,844	$28,962,032

Total Mexico (identified cost $28,613,163)			$28,962,032

Norway — 0.5%
Norway Treasury Bill, 0.00%, 9/15/10	NOK	201,350	$33,053,421

Total Norway (identified cost $30,521,706)			$33,053,421

Romania — 0.4%
Romania Government Bond, 4.25%, 11/29/10	EUR	23,000	$30,007,832

Total Romania (identified cost $29,917,855)			$30,007,832

Slovakia — 0.4%
Slovakia Treasury Bill, 0.00%, 1/19/11	EUR	19,969	$25,883,134

Total Slovakia (identified cost $24,948,918)			$25,883,134

South Korea — 0.2%
Korea Monetary Stabilization Bond, 0.00%, 8/10/10	KRW	5,587,900	$4,720,910
Korea Monetary Stabilization Bond, 0.00%, 9/10/10	KRW	8,059,660	6,796,129
Korea Monetary Stabilization Bond, 0.00%, 11/26/10	KRW	3,624,680	3,039,945

Total South Korea (identified cost $14,621,845)			$14,556,984

Sri Lanka — 1.4%
Sri Lanka Treasury Bill, 0.00%, 8/6/10	LKR	1,161,300	$10,279,667
Sri Lanka Treasury Bill, 0.00%, 10/8/10	LKR	659,010	5,752,666
Sri Lanka Treasury Bill, 0.00%, 10/29/10	LKR	585,150	5,083,542
Sri Lanka Treasury Bill, 0.00%, 11/5/10	LKR	578,870	5,022,056
Sri Lanka Treasury Bill, 0.00%, 11/12/10	LKR	61,630	533,690
Sri Lanka Treasury Bill, 0.00%, 1/21/11	LKR	1,264,880	10,773,683
Sri Lanka Treasury Bill, 0.00%, 2/18/11	LKR	600,000	5,076,808
Sri Lanka Treasury Bill, 0.00%, 3/11/11	LKR	1,200,590	10,100,602
Sri Lanka Treasury Bill, 0.00%, 3/18/11	LKR	545,550	4,582,040
Sri Lanka Treasury Bill, 0.00%, 3/25/11	LKR	1,911,190	16,025,193
Sri Lanka Treasury Bill, 0.00%, 4/29/11	LKR	65,000	540,474
Sri Lanka Treasury Bill, 0.00%, 5/13/11	LKR	210,380	1,743,431
Sri Lanka Treasury Bill, 0.00%, 7/15/11	LKR	1,773,550	14,475,344
Sri Lanka Treasury Bill, 0.00%, 7/22/11	LKR	1,255,000	10,225,580

Total Sri Lanka (identified cost $99,270,014)			$100,214,776

10

	Principal
	Amount
Security	(000’s omitted)		Value
Switzerland — 2.8%
Switzerland National Bank, 0.00%, 9/27/10	CHF	205,000	$196,746,472

Total Switzerland (identified cost $193,502,368)			$196,746,472

Turkey — 2.4%
Turkey Government Bond, 0.00%, 12/8/10	TRY	18,000	$11,643,989
Turkey Government Bond, 0.00%, 2/2/11	TRY	114,525	73,335,664
Turkey Government Bond, 0.00%, 4/13/11	TRY	14,313	9,019,982
Turkey Government Bond, 0.00%, 5/11/11	TRY	103,537	64,823,147
Turkey Government Bond, 0.00%, 6/8/11	TRY	13,759	8,586,239

Total Turkey (identified cost $160,925,290)			$167,409,021

Uruguay — 0.5%
Uruguay Sovereign Bond, 0.00%, 4/29/11	UYU	7,600	$337,277
Uruguay Treasury Bill, 0.00%, 8/5/10	UYU	40,000	1,906,864
Uruguay Treasury Bill, 0.00%, 8/11/10	UYU	30,000	1,428,286
Uruguay Treasury Bill, 0.00%, 8/18/10	UYU	20,000	950,730
Uruguay Treasury Bill, 0.00%, 8/26/10	UYU	45,390	2,153,848
Uruguay Treasury Bill, 0.00%, 9/16/10	UYU	10,290	485,948
Uruguay Treasury Bill, 0.00%, 10/1/10	UYU	20,000	941,165
Uruguay Treasury Bill, 0.00%, 10/6/10	UYU	23,977	1,126,974
Uruguay Treasury Bill, 0.00%, 10/12/10	UYU	38,558	1,809,654
Uruguay Treasury Bill, 0.00%, 10/27/10	UYU	20,000	935,217
Uruguay Treasury Bill, 0.00%, 10/28/10	UYU	44,740	2,091,547
Uruguay Treasury Bill, 0.00%, 11/17/10	UYU	21,000	976,756
Uruguay Treasury Bill, 0.00%, 12/23/10	UYU	77,094	3,551,848
Uruguay Treasury Bill, 0.00%, 12/30/10	UYU	40,000	1,839,332
Uruguay Treasury Bill, 0.00%, 1/18/11	UYU	60,770	2,779,698
Uruguay Treasury Bill, 0.00%, 1/19/11	UYU	40,000	1,829,136
Uruguay Treasury Bill, 0.00%, 2/3/11	UYU	50,000	2,276,706
Uruguay Treasury Bill, 0.00%, 3/25/11	UYU	72,970	3,273,758
Uruguay Treasury Bill, 0.00%, 4/12/11	UYU	100,000	4,461,623
Uruguay Treasury Bill, 0.00%, 6/3/11	UYU	40,000	1,755,189

Total Uruguay (identified cost $38,761,347)			$36,911,556

Zambia — 0.0%
Zambia Treasury Bill, 0.00%, 1/31/11	ZMK	3,398,000	$672,132

Total Zambia (identified cost $705,744)			$672,132

Total Foreign Government Securities (identified cost $2,114,064,995)			$2,136,878,118

U.S. Treasury Obligations — 18.4%

	Principal
	Amount
Security	(000’s omitted)	Value
United States Treasury Bill, 0.00%, 8/5/10	$165,000	$164,998,680
United States Treasury Bill, 0.00%, 8/12/10	80,000	79,997,840
United States Treasury Bill, 0.00%, 8/19/10	200,000	199,988,200
United States Treasury Bill, 0.00%, 8/26/10	50,000	49,995,650
United States Treasury Bill, 0.00%, 9/16/10	200,000	199,965,000
United States Treasury Bill, 0.00%, 10/14/10	100,000	99,974,200

11

	Principal
	Amount
Security	(000’s omitted)	Value
United States Treasury Bill, 0.00%, 11/18/10(9)	$100,000	$99,955,900
United States Treasury Bill, 0.00%, 12/16/10	100,000	99,940,700
United States Treasury Bill, 0.00%, 1/13/11	100,000	99,921,600
United States Treasury Bill, 0.00%, 3/10/11	100,000	99,885,700
United States Treasury Bill, 0.00%, 6/2/11	100,000	99,808,300

Total U.S. Treasury Obligations (identified cost $1,294,311,780)		$1,294,431,770

Repurchase Agreements — 0.3%

	Principal
	Amount
Description	(000’s omitted)		Value
Bank of America, dated 7/27/2010 with a maturity date of 10/29/10, an interest rate of 0.20% and repurchase proceeds of EUR 15,703,278, collateralized by EUR 15,000,000 Spanish Government Bond 4.60% due 7/30/19 and a market value of $20,298,919.	EUR	15,694	$20,451,320

Total Repurchase Agreements (identified cost $20,405,795)			$20,451,320

Other Securities — 3.5%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.25%(11)	$245,074	$245,074,243

Total Other Securities (identified cost $245,074,243)		$245,074,243

Total Short-Term Investments (identified cost $3,673,856,813)		$3,696,835,451

Total Investments — 99.3% (identified cost $6,876,542,355)		$6,989,967,146

Other Assets, Less Liabilities — 0.7%		$47,632,922

Net Assets — 100.0%		$7,037,600,068

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

GSMS	-	Goldman Sachs Mortgage Securities Corporation II

HHPT	-	Hilton Hotel Pool Trust

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Corp.

MLMT	-	Merrill Lynch Mortgage Trust

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

BRL	-	Brazilian Real

CHF	-	Swiss Franc

CLP	-	Chilean Peso

CRC	-	Costa Rican Colon

EGP	-	Egyptian Pound

EUR	-	Euro

ILS	-	Israeli Shekel

ISK	-	Icelandic Krona

KRW	-	South Korean Won

KZT	-	Kazak Tenge

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NOK	-	Norwegian Krone

PLN	-	Polish Zloty

12

TRY	-	New Turkish Lira

TWD	-	New Taiwan Dollar

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZMK	-	Zambian Kwacha

(1)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2010, the aggregate value of these securities is $50,192,734 or 0.7% of the Portfolio’s net assets.

(2)		Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(3)		Currently the issuer is in default with respect to interest payments.

(4)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(5)		Rounds to less than 0.05%.

(6)		Floating-rate security.

(7)		Weighted average fixed-rate coupon that changes/updates monthly.

(8)		Adjustable rate mortgage security. Rate shown is the rate at July 31, 2010.

(9)		Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(10)		Non-income producing security.

(11)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the fiscal year to date ended July 31, 2010 was $239,445 and $0, respectively.

Securities Sold Short

Common Stocks

Security	Shares	Value
China Life Insurance Co., Ltd., Class H	(1,785,000)	$(7,966,739)
Industrial & Commercial Bank of China, Class H	(10,350,000)	(7,939,366)
Ping An Insurance Group Co. of China, Ltd., Class H	(960,000)	(7,934,599)

Total Common Stocks (proceeds $22,426,098)		$(23,840,704)

Foreign Government Bonds

	Principal
	Amount
Security	(000’s omitted)		Value
Spain Government Bond, 4.60%, 7/30/19	EUR	(15,000)	$(20,426,554)

Total Foreign Government Bonds (proceeds $20,573,613)			$(20,426,554)

Total Securities Sold Short (proceeds $42,999,711)			$(44,267,258)

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and principal investment strategies as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2010 were $239,029,118 or 3.4% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

13

A summary of open financial instruments at July 31, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement			Appreciation
Date	Deliver	In Exchange For	(Depreciation)
8/4/10	Chilean Peso 3,940,000,000	United States Dollar 7,483,381	$(75,514)
8/4/10	Chilean Peso 4,592,000,000	United States Dollar 8,725,891	(83,865)
8/6/10	Euro 33,400,000	United States Dollar 43,460,915	(64,251)
8/6/10	Sri Lankan Rupee 1,161,300,000	United States Dollar 9,854,052	(436,967)
8/9/10	Indian Rupee 615,400,000	United States Dollar 13,114,544	(134,524)
8/10/10	South African Rand 111,700,000	United States Dollar 13,912,069	(1,380,732)
8/10/10	South African Rand 443,356,500	United States Dollar 57,188,842	(3,510,914)
8/16/10	Euro 33,532,414	United States Dollar 42,184,782	(1,512,722)
8/17/10	Euro 98,253,580	United States Dollar 123,659,991	(4,378,336)
8/19/10	South African Rand 64,000,000	United States Dollar 8,363,826	(384,773)
8/19/10	South African Rand 53,900,000	United States Dollar 6,833,511	(534,450)
8/19/10	South African Rand 251,902,480	United States Dollar 32,846,848	(1,587,432)
8/25/10	Euro 7,610,000	United States Dollar 9,598,318	(318,550)
8/25/10	Euro 14,810,000	United States Dollar 18,276,266	(1,023,185)
8/25/10	Euro 225,345,000	United States Dollar 275,782,845	(17,872,435)
8/26/10	Japanese Yen 6,200,000,000	United States Dollar 71,246,352	(530,591)
8/26/10	Kazak Tenge 1,443,710,000	United States Dollar 9,866,799	105,779
8/30/10	Euro 46,740,117	United States Dollar 60,595,663	(312,935)
9/15/10	Euro 24,791,302	United States Dollar 30,466,032	(1,839,506)
9/27/10	Japanese Yen 6,219,619,398	United States Dollar 71,474,680	(549,902)
9/27/10	Swiss Franc 204,982,780	United States Dollar 192,698,266	(4,186,028)
10/7/10	Euro 1,005,000	United States Dollar 1,356,589	47,041
10/8/10	Sri Lankan Rupee 659,010,000	United States Dollar 5,620,554	(185,599)
10/29/10	Euro 16,153,356	United States Dollar 20,974,018	(72,200)
10/29/10	South African Rand 661,560,000	United States Dollar 88,565,806	(807,724)
10/29/10	Sri Lankan Rupee 585,150,000	United States Dollar 5,023,178	(126,997)
11/4/10	Sri Lankan Rupee 578,870,000	United States Dollar 4,966,710	(126,555)

14

			Net Unrealized
Settlement			Appreciation
Date	Deliver	In Exchange For	(Depreciation)
11/12/10	Euro 5,000,000	United States Dollar 6,746,650	$232,600
11/12/10	Sri Lankan Rupee 61,630,000	United States Dollar 528,559	(13,356)
11/29/10	Euro 23,977,500	United States Dollar 31,003,627	(231,751)
12/2/10	Euro 1,300,000	United States Dollar 1,769,950	76,472
12/2/10	Euro 590,000	United States Dollar 731,740	(36,839)
12/8/10	New Turkish Lira 18,000,000	United States Dollar 11,062,627	(621,321)
12/9/10	Euro 3,050,000	United States Dollar 4,130,920	157,905
12/9/10	Euro 1,250,000	United States Dollar 1,700,958	72,673
12/16/10	Euro 2,000,000	United States Dollar 2,469,774	(135,388)
12/30/10	Euro 1,145,000	United States Dollar 1,555,769	64,422
12/30/10	Euro 1,500,000	United States Dollar 1,902,594	(51,136)
12/30/10	Euro 3,000,000	United States Dollar 3,722,445	(185,014)
12/30/10	Euro 3,875,000	United States Dollar 4,648,973	(398,162)
1/19/11	Euro 19,969,000	United States Dollar 25,041,126	(965,535)
1/21/11	Sri Lankan Rupee 1,264,880,000	United States Dollar 10,876,010	(184,721)
2/2/11	New Turkish Lira 50,000,000	United States Dollar 30,765,444	(1,379,181)
2/2/11	New Turkish Lira 64,525,000	United States Dollar 39,488,984	(1,993,655)
2/17/11	Euro 300,000	United States Dollar 406,061	15,416
2/18/11	Sri Lankan Rupee 600,000,000	United States Dollar 4,936,240	(299,009)
3/11/11	Sri Lankan Rupee 1,200,590,000	United States Dollar 9,881,399	(577,290)
3/18/11	Sri Lankan Rupee 545,550,000	United States Dollar 4,482,744	(267,138)
3/25/11	Sri Lankan Rupee 800,000,000	United States Dollar 6,608,839	(352,682)
3/25/11	Sri Lankan Rupee 1,111,190,000	United States Dollar 9,179,595	(489,870)
4/6/11	Israeli Shekel 274,601,000	United States Dollar 73,797,635	1,200,911
4/6/11	Israeli Shekel 137,380,000	United States Dollar 36,907,289	587,909
4/6/11	Israeli Shekel 137,240,000	United States Dollar 36,862,745	580,378
4/6/11	Israeli Shekel 31,165,000	United States Dollar 8,005,394	(233,749)
4/6/11	Israeli Shekel 45,831,000	United States Dollar 11,778,720	(337,698)
4/7/11	Euro 15,742,000	United States Dollar 21,092,234	599,560
4/14/11	Euro 7,500,000	United States Dollar 10,185,375	422,389

15

			Net Unrealized
Settlement			Appreciation
Date	Deliver	In Exchange For	(Depreciation)
4/29/11	Sri Lankan Rupee 65,000,000	United States Dollar 543,024	$(21,079)
5/4/11	Israeli Shekel 98,440,000	United States Dollar 26,159,979	147,015
5/4/11	Israeli Shekel 60,000,000	United States Dollar 15,837,403	(17,716)
5/5/11	Euro 24,659,000	United States Dollar 32,313,154	217,557
5/5/11	Euro 3,000,000	United States Dollar 3,899,082	(5,650)
5/5/11	Euro 2,152,000	United States Dollar 2,737,344	(63,650)
5/5/11	Euro 2,000,000	United States Dollar 2,521,396	(81,759)
5/5/11	Euro 5,000,000	United States Dollar 6,212,490	(295,397)
5/5/11	Euro 10,000,000	United States Dollar 12,355,130	(660,644)
5/11/11	New Turkish Lira 50,000,000	United States Dollar 30,024,620	(1,561,959)
5/13/11	Sri Lankan Rupee 210,380,000	United States Dollar 1,761,239	(62,632)
6/1/11	Israeli Shekel 36,000,000	United States Dollar 9,420,385	(88,679)
6/1/11	Israeli Shekel 77,000,000	United States Dollar 20,172,911	(165,920)
6/1/11	Israeli Shekel 79,000,000	United States Dollar 20,376,580	(490,532)
6/2/11	Euro 33,700,000	United States Dollar 41,225,210	(2,631,689)
6/8/11	New Turkish Lira 13,759,000	United States Dollar 8,288,554	(358,899)
6/9/11	Euro 9,158,000	United States Dollar 11,379,731	(537,989)
6/9/11	Euro 49,250,000	United States Dollar 59,224,603	(4,866,650)
6/16/11	Euro 14,581,000	United States Dollar 17,981,435	(992,803)
6/30/11	Euro 29,000,000	United States Dollar 35,434,897	(2,300,077)
7/7/11	Euro 4,750,000	United States Dollar 5,978,730	(201,778)
7/15/11	Sri Lankan Rupee 1,773,550,000	United States Dollar 14,925,103	(378,981)
7/22/11	Sri Lankan Rupee 1,255,000,000	United States Dollar 10,658,174	(165,710)
7/28/11	Euro 2,700,000	United States Dollar 3,510,675	(2,080)
1/27/12	Euro 24,280,000	United States Dollar 30,267,448	(1,301,915)
1/27/12	Euro 33,760,000	United States Dollar 41,519,640	(2,375,817)

			$(65,892,160)

16

Purchases

			Net Unrealized
Settlement			Appreciation
Date	In Exchange For	Deliver	(Depreciation)
8/5/10	Australian Dollar 21,594,800	United States Dollar 18,957,427	$577,121
8/5/10	Indonesian Rupiah 188,850,000,000	United States Dollar 20,230,316	873,019
8/6/10	Malaysian Ringgit 68,470,000	United States Dollar 21,323,575	198,156
8/9/10	Hong Kong Dollar 184,831,064	United States Dollar 23,797,889	(1,473)
8/9/10	Indian Rupee 615,400,000	United States Dollar 13,046,428	202,641
8/10/10	New Turkish Lira 81,333,288	United States Dollar 51,240,023	2,649,791
8/10/10	New Turkish Lira 17,920,000	United States Dollar 11,051,496	821,939
8/10/10	New Turkish Lira 13,200,000	United States Dollar 8,386,277	359,780
8/10/10	Polish Zloty 185,766,860	Euro 44,744,770	2,093,826
8/12/10	Indian Rupee 1,192,155,000	United States Dollar 25,327,279	326,836
8/12/10	Indian Rupee 194,355,000	United States Dollar 4,129,941	52,406
8/12/10	Indonesian Rupiah 101,455,000,000	United States Dollar 10,849,642	486,174
8/12/10	Polish Zloty 228,331,500	Euro 56,411,577	720,276
8/12/10	South Korean Won 19,350,000,000	United States Dollar 15,956,131	399,853
8/12/10	South Korean Won 10,156,000,000	United States Dollar 8,374,701	209,866
8/16/10	New Turkish Lira 2,658,760	United States Dollar 1,737,133	22,714
8/17/10	Malaysian Ringgit 18,230,000	United States Dollar 5,586,027	141,216
8/18/10	Colombian Peso 13,574,303,631	United States Dollar 7,079,906	278,981
8/19/10	Norwegian Krone 372,600,000	Euro 46,898,896	160,893
8/19/10	South Korean Won 21,807,700,000	United States Dollar 18,083,420	350,250
8/19/10	Swedish Krona 390,000,100	Euro 40,674,158	1,010,677
8/19/10	Zambian Kwacha 6,867,100,000	United States Dollar 1,390,946	21,691
8/20/10	Danish Krone 319,000,000	Euro 42,861,366	(66,363)
8/23/10	Zambian Kwacha 6,867,100,000	United States Dollar 1,400,020	12,166
8/24/10	Indian Rupee 792,740,000	United States Dollar 16,570,652	456,494
8/24/10	Indian Rupee 776,900,000	United States Dollar 16,239,548	447,373
8/24/10	Indian Rupee 853,735,000	United States Dollar 18,145,271	191,978
8/24/10	Indian Rupee 588,425,000	United States Dollar 12,506,376	132,318
8/24/10	Indian Rupee 421,000,000	United States Dollar 9,055,711	(13,113)

17

			Net Unrealized
Settlement			Appreciation
Date	In Exchange For	Deliver	(Depreciation)
8/24/10	Indonesian Rupiah 175,552,000,000	United States Dollar 18,707,587	$903,026
8/24/10	Malaysian Ringgit 46,412,000	United States Dollar 14,137,500	438,911
8/24/10	Malaysian Ringgit 32,168,000	United States Dollar 9,798,654	304,208
8/25/10	Euro 21,635,000	United States Dollar 28,187,376	5,981
8/26/10	Qatari Rial 49,883,000	United States Dollar 13,703,368	1,644
8/26/10	Qatari Rial 33,257,000	United States Dollar 9,135,535	1,598
8/26/10	Qatari Rial 16,630,000	United States Dollar 4,567,803	1,176
8/26/10	Qatari Rial 17,333,000	United States Dollar 4,761,028	1,095
8/26/10	Qatari Rial 34,658,000	United States Dollar 9,521,952	96
8/26/10	South Korean Won 20,160,200,000	United States Dollar 16,685,454	355,856
8/26/10	South Korean Won 14,907,900,000	United States Dollar 12,338,934	262,635
8/26/10	South Korean Won 7,533,000,000	United States Dollar 6,234,895	132,710
8/30/10	Malaysian Ringgit 50,155,000	United States Dollar 15,666,583	81,068
8/30/10	Malaysian Ringgit 46,375,000	United States Dollar 14,485,850	74,958
8/30/10	Polish Zloty 92,875,500	Euro 22,974,200	219,257
8/30/10	Qatari Rial 167,515,000	United States Dollar 46,016,812	6,427
8/31/10	Israeli Shekel 82,869,394	United States Dollar 21,756,779	220,459
8/31/10	New Turkish Lira 14,530,000	United States Dollar 9,542,511	50,546
8/31/10	Polish Zloty 288,920,000	Euro 72,055,985	(89,375)
9/2/10	Brazilian Real 57,496,009	United States Dollar 32,322,919	134,497
9/2/10	Qatari Rial 60,033,500	United States Dollar 16,485,926	7,641
9/2/10	Qatari Rial 69,350,000	United States Dollar 19,046,442	6,735
9/2/10	Qatari Rial 52,010,000	United States Dollar 14,284,537	4,659
9/2/10	South Korean Won 21,817,100,000	United States Dollar 18,351,432	90,711
9/2/10	South Korean Won 18,194,700,000	United States Dollar 15,303,810	76,294
9/3/10	Indonesian Rupiah 240,863,000,000	United States Dollar 25,670,148	1,231,399
9/7/10	Indian Rupee 1,192,155,000	United States Dollar 25,249,497	302,628
9/7/10	Indian Rupee 621,289,000	United States Dollar 13,158,721	157,714
9/7/10	Indonesian Rupiah 117,160,000,000	United States Dollar 12,811,372	267,416
9/7/10	Malaysian Ringgit 92,640,000	United States Dollar 28,795,226	281,251

18

			Net Unrealized
Settlement			Appreciation
Date	In Exchange For	Deliver	(Depreciation)
9/7/10	Swedish Krona 297,860,000	Euro 31,159,153	$644,251
9/7/10	Swedish Krona 96,150,000	Euro 10,137,037	105,306
9/7/10	Swedish Krona 91,350,000	Euro 9,631,504	99,361
9/8/10	Malaysian Ringgit 30,810,000	United States Dollar 9,602,020	67,728
9/8/10	South Korean Won 11,750,000,000	United States Dollar 9,631,148	299,197
9/13/10	British Pound Sterling 2,650,000	Euro 3,177,687	16,598
9/13/10	British Pound Sterling 11,700,000	Euro 14,088,662	(3,441)
9/13/10	British Pound Sterling 37,434,000	Euro 45,235,549	(218,274)
9/13/10	British Pound Sterling 14,740,000	Euro 18,012,954	(347,895)
9/13/10	Malaysian Ringgit 34,010,000	United States Dollar 10,602,282	69,358
9/13/10	Malaysian Ringgit 16,170,000	United States Dollar 5,040,367	33,448
9/17/10	Indonesian Rupiah 76,870,000,000	United States Dollar 8,278,945	291,395
9/20/10	Indian Rupee 732,321,000	United States Dollar 15,528,435	139,645
9/20/10	Indian Rupee 519,589,000	United States Dollar 11,018,747	97,911
9/20/10	Indonesian Rupiah 118,051,550,000	United States Dollar 12,978,403	178,355
9/20/10	Indonesian Rupiah 113,973,000,000	United States Dollar 12,530,013	172,193
9/28/10	Indonesian Rupiah 82,285,000,000	United States Dollar 8,987,985	173,395
9/28/10	Zambian Kwacha 9,769,300,000	United States Dollar 1,855,518	147,421
10/4/10	Indonesian Rupiah 93,174,000,000	United States Dollar 10,292,058	73,854
10/12/10	Colombian Peso 42,800,000,000	United States Dollar 22,496,715	655,524
4/8/11	Yuan Renminbi 66,250,000	United States Dollar 10,000,000	(154,793)
4/8/11	Yuan Renminbi 66,250,000	United States Dollar 10,000,000	(154,793)
6/15/11	Yuan Renminbi 36,900,000	United States Dollar 5,586,677	(84,423)
6/15/11	Yuan Renminbi 77,900,000	United States Dollar 11,785,174	(169,304)
7/18/11	Yuan Renminbi 105,300,000	United States Dollar 15,817,936	(88,197)
1/17/12	Yuan Renminbi 50,000,000	United States Dollar 7,908,890	(373,484)
1/19/12	Yuan Renminbi 48,750,000	United States Dollar 7,701,422	(353,696)
6/18/12	Yuan Renminbi 203,360,000	United States Dollar 30,580,451	294,158

			$20,261,505

At July 31, 2010, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $2,884,309 and a payable of $848,084.

19

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/10	348 Euro-Bobl	Short	$(54,404,605)	$(54,433,175)	$(28,570)
9/10	43 Euro-Bund	Short	(7,165,088)	(7,203,360)	(38,272)
9/10	117 Japan 10-Year Bond	Short	(190,253,484)	(192,086,116)	(1,832,632)
9/10	617 U.S. 5-Year Treasury Note	Short	(71,989,208)	(73,933,953)	(1,944,745)
9/10	338 U.S. 10-Year Treasury Note	Short	(41,341,582)	(41,848,625)	(507,043)

					$(4,351,262)

•	Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

•	Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

•	Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Interest Rate Swaps

	Notional		Portfolio				Net Unrealized
	Amount		Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)		Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)
Bank of America	ILS	15,220	Receive	3-Month ILS TELBOR	4.20%	11/19/14	$(252,086)
Bank of America	ILS	29,000	Receive	3-Month ILS TELBOR	4.54	1/6/15	(573,027)
Barclays Bank PLC	ILS	29,208	Receive	3-Month ILS TELBOR	5.15	3/5/20	(570,011)
Barclays Bank PLC	ILS	29,182	Receive	3-Month ILS TELBOR	5.16	3/8/20	(572,970)
JPMorgan Chase Bank	BRL	86,633	Pay	Brazil Interbank Deposit Rate	9.67	1/3/11	81,540

							$(1,886,554)

BRL	-	Brazlian Real

ILS	-	Israeli Shekel

Spread Lock Swaps

	Notional
	Amount of
	Underlying Swap	Cash Settlement	Termination	Net Unrealized
Counterparty	(000’s omitted)	Formula*	Date	Depreciation
Credit Suisse	$100,000	10-year swap spread minus 0.675% (spread lock) times $85,600	9/23/10	$(589,780)
Credit Suisse	$100,000	10-year swap spread minus 0.275% (spread lock) times $86,400	10/7/10	(247,970)

				$(837,750)

*	If the cash settlement amount is positive, then such amount will be paid by the counterparty to the Portfolio. If the cash settlement amount is negative, then such amount will be paid by the Portfolio to the counterparty.

Credit Default Swaps — Sell Protection

		Notional	Contract			Current	Net Unrealized
		Amount*	Annual		Termination	Market Annual	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Fixed Rate***	(Depreciation)
Iceland	Barclays Bank PLC	$5,000	1.70%		3/20/18	2.837%	$(329,345)
Iceland	Credit Suisse First Boston	5,000	1.70		3/20/18	2.837	(329,344)
Iceland	JPMorgan Chase Bank	6,600	1.75		3/20/18	2.837	(414,684)
Iceland	JPMorgan Chase Bank	5,000	2.10		3/20/23	2.417	(121,772)
Iceland	JPMorgan Chase Bank	5,000	2.45		3/20/23	2.417	27,856
South Africa	Bank of America	5,575	1.00	(1)	9/20/15	1.376	(1,743)
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	1.346	281,149
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/15	1.376	250,902

20

		Notional	Contract			Current	Net Unrealized
		Amount*	Annual		Termination	Market Annual	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Fixed Rate***	(Depreciation)
South Africa	Citigroup Global Markets	$5,000	1.00	%(1)	6/20/15	1.346%	$68,652
South Africa	Credit Suisse First Boston	10,000	1.00	(1)	6/20/15	1.346	272,552
South Africa	Credit Suisse First Boston	5,000	1.00	(1)	6/20/15	1.346	70,842
South Africa	Deutsche Bank	5,575	1.00	(1)	9/20/15	1.376	3,540
South Africa	Deutsche Bank	5,500	1.00	(1)	9/20/15	1.376	44,670
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/15	1.346	142,722
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/15	1.346	66,461

							$32,458

Credit Default Swaps — Buy Protection

		Notional	Contract			Net Unrealized
		Amount*	Annual		Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	(Depreciation)
Austria	Barclays Bank PLC	$8,800	0.44%		12/20/13	$50,511
Austria	Barclays Bank PLC	3,700	1.42		3/20/14	(107,893)
Brazil	Bank of America	11,450	1.00	(1)	6/20/20	(149,115)
Brazil	Bank of America	18,450	1.00	(1)	6/20/20	(65,155)
Brazil	Barclays Bank PLC	9,000	1.65		9/20/19	(232,965)
Brazil	Credit Suisse First Boston	14,225	1.00	(1)	6/20/20	(303,487)
Brazil	Credit Suisse First Boston	20,000	1.00	(1)	6/20/20	(123,482)
Brazil	HSBC Bank USA	14,225	1.00	(1)	6/20/20	(271,402)
Egypt	Bank of America	4,550	1.00	(1)	6/20/15	(86,880)
Egypt	Bank of America	7,050	1.00	(1)	9/20/15	(30,829)
Egypt	Barclays Bank PLC	7,000	1.00	(1)	6/20/15	(20,141)
Egypt	Barclays Bank PLC	4,770	1.00	(1)	6/20/15	7,950
Egypt	Barclays Bank PLC	9,000	1.00	(1)	9/20/15	(39,356)
Egypt	Citigroup Global Markets	5,000	1.00	(1)	6/20/15	(13,180)
Egypt	Citigroup Global Markets	4,550	1.00	(1)	6/20/20	(113,808)
Egypt	Citigroup Global Markets	4,550	1.00	(1)	6/20/20	(88,652)
Egypt	Credit Suisse First Boston	10,000	1.00	(1)	9/20/15	(43,729)
Egypt	Deutsche Bank	9,540	1.00	(1)	6/20/15	19,999
Egypt	Deutsche Bank	7,000	1.00	(1)	6/20/15	(35,147)
Egypt	Deutsche Bank	2,375	1.00	(1)	6/20/15	(6,260)
Egypt	Deutsche Bank	4,550	1.00	(1)	6/20/15	(92,167)
Egypt	Deutsche Bank	4,700	1.00	(1)	6/20/15	(85,984)
Egypt	Deutsche Bank	9,550	1.00	(1)	6/20/15	(111,411)
Egypt	Deutsche Bank	10,000	1.00	(1)	9/20/15	(43,729)
Egypt	Deutsche Bank	5,700	1.00	(1)	9/20/15	(60,493)
Egypt	Deutsche Bank	5,100	1.00	(1)	6/20/20	(37,402)
Egypt	Deutsche Bank	4,600	1.00	(1)	6/20/20	(92,026)
Egypt	Deutsche Bank	4,550	1.00	(1)	6/20/20	(91,699)
Egypt	JPMorgan Chase Bank	4,550	1.00	(1)	6/20/15	(86,880)
Greece	Citigroup Global Markets	9,775	1.00	(1)	6/20/15	706,074
Greece	Credit Suisse First Boston	20,000	0.20		6/20/20	6,839,098
Greece	Deutsche Bank	5,000	1.00	(1)	6/20/15	132,642
Greece	JPMorgan Chase Bank	20,000	0.13		9/20/17	6,183,044
Italy	Credit Suisse First Boston	18,200	0.20		12/20/16	1,197,983
Kazakhstan	Citigroup Global Markets	9,100	1.00	(1)	6/20/15	109,451
Kazakhstan	Deutsche Bank	9,100	1.00	(1)	6/20/15	113,382
Lebanon	Barclays Bank PLC	4,200	1.00	(1)	12/20/14	42,576
Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	32,087
Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	79,030
Lebanon	Barclays Bank PLC	6,700	1.00	(1)	3/20/15	115,912
Lebanon	Citigroup Global Markets	4,600	3.30		9/20/14	(119,586)
Lebanon	Citigroup Global Markets	5,500	1.00	(1)	12/20/14	50,148
Lebanon	Citigroup Global Markets	4,500	1.00	(1)	12/20/14	51,726
Lebanon	Citigroup Global Markets	4,300	1.00	(1)	12/20/14	43,590
Lebanon	Citigroup Global Markets	2,800	1.00	(1)	3/20/15	68,459
Lebanon	Citigroup Global Markets	15,000	1.00	(1)	9/20/15	(34,803)
Lebanon	Citigroup Global Markets	6,000	1.00	(1)	9/20/15	(57,721)

21

		Notional	Contract			Net Unrealized
		Amount*	Annual		Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	(Depreciation)
Lebanon	Credit Suisse First Boston	$8,800	1.00	%(1)	3/20/15	$152,570
Lebanon	Credit Suisse First Boston	4,600	1.00	(1)	3/20/15	78,000
Lebanon	Credit Suisse First Boston	9,900	1.00	(1)	6/20/15	230,286
Lebanon	Deutsche Bank	6,100	1.00	(1)	3/20/15	134,299
Lebanon	Deutsche Bank	5,000	1.00	(1)	6/20/15	112,068
Lebanon	Deutsche Bank	4,900	1.00	(1)	6/20/15	113,983
Malaysia	Bank of America	3,900	0.83		12/20/14	(9,010)
Malaysia	Barclays Bank PLC	7,400	2.40		3/20/14	(467,379)
Malaysia	Barclays Bank PLC	7,800	0.82		12/20/14	(14,609)
Malaysia	Citigroup Global Markets	7,300	2.45		3/20/14	(474,524)
Philippines	Barclays Bank PLC	8,200	1.70		12/20/14	(144,895)
Philippines	Barclays Bank PLC	8,000	1.84		12/20/14	(189,876)
Philippines	Barclays Bank PLC	8,700	1.85		12/20/14	(210,261)
Philippines	Barclays Bank PLC	9,131	1.00	(1)	3/20/15	(103,388)
Philippines	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	(97,794)
Philippines	Citigroup Global Markets	5,000	1.88		6/20/11	(73,671)
Philippines	Credit Suisse First Boston	5,000	1.88		6/20/11	(73,671)
Philippines	Citigroup Global Markets	3,800	1.84		12/20/14	(90,191)
Philippines	Citigroup Global Markets	8,700	1.86		12/20/14	(214,032)
Philippines	Citigroup Global Markets	10,000	1.00	(1)	6/20/15	(121,968)
Philippines	Deutsche Bank	9,750	1.00	(1)	3/20/15	(133,073)
Philippines	Deutsche Bank	10,000	1.00	(1)	6/20/15	(89,459)
Philippines	Deutsche Bank	10,000	1.00	(1)	9/20/15	(63,193)
Philippines	Deutsche Bank	9,500	1.00	(1)	9/20/15	(65,518)
Philippines	Goldman Sachs, Inc.	10,000	1.00	(1)	3/20/15	(156,527)
Philippines	Goldman Sachs, Inc.	10,000	1.00	(1)	6/20/15	(92,851)
Philippines	HSBC Bank USA	10,000	1.00	(1)	6/20/15	(89,459)
Philippines	HSBC Bank USA	10,000	1.00	(1)	9/20/15	(91,870)
Philippines	HSBC Bank USA	10,000	1.00	(1)	9/20/15	(109,951)
Philippines	HSBC Bank USA	4,400	1.00	(1)	9/20/15	(22,300)
Philippines	JPMorgan Chase Bank	5,000	1.88		6/20/11	(73,671)
Philippines	JPMorgan Chase Bank	8,200	1.69		12/20/14	(141,341)
Philippines	JPMorgan Chase Bank	9,131	1.00	(1)	3/20/15	(103,388)
Philippines	JPMorgan Chase Bank	10,000	1.00	(1)	6/20/15	(113,409)
Philippines	Standard Chartered	10,000	1.00	(1)	9/20/15	(87,112)
Russia	Bank of America	8,460	1.00	(1)	6/20/15	(216,516)
Russia	Bank of America	5,500	1.00	(1)	6/20/15	30,397
Russia	Citigroup Global Markets	5,000	1.00	(1)	6/20/15	(127,965)
Russia	Citigroup Global Markets	9,200	1.00	(1)	6/20/15	120,880
Russia	Credit Suisse First Boston	9,000	1.00	(1)	3/20/15	112,721
Russia	Credit Suisse First Boston	9,000	1.00	(1)	6/20/15	125,716
Russia	Deutsche Bank	9,300	1.00	(1)	6/20/15	129,907
Russia	Deutsche Bank	11,475	1.00	(1)	9/20/20	(76,463)
Russia	Goldman Sachs, Inc.	9,000	1.00	(1)	6/20/15	(230,336)
Russia	Goldman Sachs, Inc.	12,425	1.00	(1)	9/20/20	(92,226)
Russia	JPMorgan Chase Bank	10,000	1.00	(1)	6/20/15	(111,915)
Serbia	HSBC Bank USA	7,000	1.30		5/20/11	38,471
South Africa	Bank of America	6,300	1.00	(1)	12/20/19	(13,906)
South Africa	Bank of America	5,575	1.00	(1)	9/20/20	4,313
South Africa	Barclays Bank PLC	6,300	1.00	(1)	12/20/19	(56,696)
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	(6,141)
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	(100,548)
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	20,606
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	(459,222)
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/20	(409,264)
South Africa	Citigroup Global Markets	3,910	1.00	(1)	12/20/19	(62,142)
South Africa	Citigroup Global Markets	4,600	1.00	(1)	3/20/20	(89,241)
South Africa	Citigroup Global Markets	5,300	1.00	(1)	3/20/20	(92,590)
South Africa	Citigroup Global Markets	5,000	1.00	(1)	6/20/20	(107,170)
South Africa	Credit Suisse First Boston	5,100	1.00	(1)	3/20/20	2,036
South Africa	Credit Suisse First Boston	4,600	1.00	(1)	3/20/20	(40,233)

22

		Notional		Contract			Net Unrealized
		Amount*		Annual		Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)		Fixed Rate**		Date	(Depreciation)
South Africa	Credit Suisse First Boston		$10,000	1.00	%(1)	6/20/20	$(437,777)
South Africa	Credit Suisse First Boston		5,000	1.00	(1)	6/20/20	(110,857)
South Africa	Deutsche Bank		5,575	1.00	(1)	9/20/20	6,549
South Africa	Deutsche Bank		5,500	1.00	(1)	9/20/20	(45,442)
South Africa	JPMorgan Chase Bank		4,590	1.00	(1)	12/20/19	(139,012)
South Africa	JPMorgan Chase Bank		5,200	1.00	(1)	12/20/19	(95,373)
South Africa	JPMorgan Chase Bank		5,200	1.00	(1)	3/20/20	(87,123)
South Africa	JPMorgan Chase Bank		5,000	1.00	(1)	3/20/20	(1,712)
South Africa	JPMorgan Chase Bank		5,100	1.00	(1)	3/20/20	5,823
South Africa	JPMorgan Chase Bank		5,000	1.00	(1)	6/20/20	(233,177)
South Africa	JPMorgan Chase Bank		5,000	1.00	(1)	6/20/20	(99,779)
Spain	Bank of America		15,000	1.00	(1)	6/20/20	473,993
Spain	Bank of America		7,500	1.00	(1)	9/20/20	(164,531)
Spain	Barclays Bank PLC		11,400	1.00	(1)	3/20/20	489,681
Spain	Barclays Bank PLC		10,000	1.00	(1)	6/20/20	(288,016)
Spain	Citigroup Global Markets		11,400	1.00	(1)	3/20/20	320,406
Spain	Citigroup Global Markets		11,800	1.00	(1)	3/20/20	1,416
Spain	Citigroup Global Markets		5,000	1.00	(1)	9/20/20	(6,163)
Spain	Deutsche Bank		11,400	1.00	(1)	3/20/20	337,184
Spain	Deutsche Bank		11,800	1.00	(1)	3/20/20	1,416
Spain	Deutsche Bank		10,000	1.00	(1)	6/20/20	25,483
Spain	Deutsche Bank		13,950	1.00	(1)	6/20/20	(205,104)
Spain	Goldman Sachs, Inc.		5,000	1.00	(1)	6/20/20	(147,416)
Spain	JPMorgan Chase Bank		15,000	1.00	(1)	9/20/20	(817,997)
Spain	JPMorgan Chase Bank		5,000	1.00	(1)	9/20/20	1,378
Thailand	Barclays Bank PLC		7,500	0.97		9/20/19	145,570
Thailand	Citigroup Global Markets		7,700	0.86		12/20/14	40,514
Thailand	Citigroup Global Markets		3,700	0.95		9/20/19	77,756
Thailand	Deutsche Bank		10,000	1.00	(1)	3/20/15	(71,155)
Thailand	JPMorgan Chase Bank		3,900	0.87		12/20/14	18,822
Turkey	Barclays Bank PLC		4,170	2.12		1/20/13	(88,027)
Turkey	Citigroup Global Markets		9,400	2.93		9/20/19	(924,775)
Turkey	Credit Suisse First Boston		5,000	2.87		7/20/11	(104,298)
Turkey	Credit Suisse First Boston		4,120	2.11		1/20/13	(85,953)
Turkey	JPMorgan Chase Bank		12,610	2.12		1/20/13	(266,193)
Turkey	Morgan Stanley		5,000	4.05		4/06/14	(523,248)
Uruguay	Citigroup Global Markets		4,600	1.00	(1)	6/20/20	38,393
Uruguay	Deutsche Bank		9,200	1.00	(1)	6/20/20	93,052
Banco Comercial Portugues, S.A.	JPMorgan Chase Bank		4,350	1.00	(1)	3/20/15	388,436
Banco de Sabadell, S.A.	JPMorgan Chase Bank		4,350	3.00	(1)	3/20/15	100,938
Erste Group Bank AG	Barclays Bank PLC		4,350	1.00	(1)	3/20/15	(27,984)
Gazprom	Bank of America		9,300	1.00	(1)	6/20/20	(212,173)
Gazprom	Bank of America		10,000	1.00	(1)	6/20/20	(265,332)
Gazprom	Barclays Bank PLC		9,350	1.00	(1)	6/20/15	(34,271)
Gazprom	Deutsche Bank		9,350	1.00	(1)	6/20/15	(38,139)
Gazprom	Goldman Sachs, Inc.		8,900	1.00	(1)	9/20/20	(88,753)
ING Verzekeringen N.V.	JPMorgan Chase Bank		4,350	1.00	(1)	3/20/15	111,114
Rabobank Nederland N.V.	JPMorgan Chase Bank		4,350	1.00	(1)	3/20/15	14,822
Raiffeisen Zentralbank	Barclays Bank PLC		4,350	1.00	(1)	3/20/15	(74,734)
iTraxx Europe Subordinated Financials 5-Year Index	JPMorgan Chase Bank	EUR	16,100	1.00	(1)	6/20/15	293,586
iTraxx Europe Subordinated Financials 5-Year Index	Deutsche Bank	EUR	14,100	1.00	(1)	6/20/15	(566,134)
iTraxx Europe Subordinated Financials 5-Year Index	Bank of America	EUR	12,000	1.00	(1)	6/20/15	(484,900)

							$4,844,352

23

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2010, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $95,250,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	-	Euro

Total Return Swaps

	Notional	Expiration	Portfolio	Portfolio	Net Unrealized
Counterparty	Amount	Date	Pays	Receives	Appreciation
JPMorgan Chase Bank	$1,868,330	8/25/10	1-Month USD LIBOR-BBA+ 50 bp	Total Return on JPMorgan Abu Dhabi Index	$50,768

					$50,768

Cross-Currency Swaps

	Notional Amount		Notional Amount
	on Fixed Rate		on Floating Rate
	(Currency Received)		(Currency Delivered)	Floating	Fixed	Termination	Net Unrealized
Counterparty	(000’s omitted)		(000’s omitted)	Rate	Rate	Date	Depreciation
Bank of America	TRY	19,000	$12,684	3 Month USD- LIBOR-BBA	10.03%	11/25/13	$(1,602,538)
Citigroup Global Markets	TRY	4,000	2,475	3 Month USD- LIBOR-BBA	11.95	2/15/12	(496,737)
Citigroup Global Markets	TRY	8,441	5,091	3 Month USD- LIBOR-BBA	12.10	2/15/12	(1,196,519)
Citigroup Global Markets	TRY	12,367	7,361	3 Month USD- LIBOR-BBA	12.46	8/14/13	(2,841,429)
Citigroup Global Markets	TRY	6,159	4,122	3 Month USD- LIBOR-BBA	10.05	11/06/13	(530,815)
Credit Suisse First Boston	TRY	6,790	3,922	3 Month USD- LIBOR-BBA	12.45	2/15/12	(1,173,332)
JPMorgan Chase Bank	TRY	7,159	4,792	3 Month USD- LIBOR-BBA	10.10	11/06/13	(624,850)
JPMorgan Chase Bank	TRY	13,609	9,189	3 Month USD- LIBOR-BBA	11.20	5/21/14	(950,692)

							$(9,416,912)

TRY	-	New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written currency call options activity for the fiscal year to date ended July 31, 2010 was as follows:

	Principal Amount
	of Contracts		Premiums
	(000’s omitted)		Received
Outstanding, beginning of period	JPY	4,078,000	$522,711
Options expired	JPY	(4,078,000)	(522,711)

Outstanding, end of period		—	$—

JPY	-	Japanese Yen

24

At July 31, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio may enter into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which the Portfolio may otherwise invest, or to enhance return.

Equity Risk: The Portfolio may enter into total return swap agreements on a security, basket of securities or an index to enhance return, to change the duration of the overall portfolio, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. The Portfolio may enter into equity index futures contracts to enhance return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance return, to hedge against fluctuations in currency exchange rates, to manage certain investment risks and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio may enter into interest rate and cross-currency swap contracts. The Portfolio may also purchase and sell U.S. Treasury and foreign debt futures contracts to hedge against changes in interest rates.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2010 was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivatives	Derivatives
Credit	Credit Default Swaps	$21,465,593	$(16,588,783)

		$21,465,593	$(16,588,783)

Equity	Total Return Swaps	$50,768	$—

		$50,768	$—

Foreign Exchange	Currency Options Purchased	$7,407,118	$—
Foreign Exchange	Forward Foreign Currency Exchange Contracts	26,908,156	(72,538,811)

		$34,315,274	$(72,538,811)

Interest Rate	Cross-Currency Swaps	$—	$(9,416,912)
Interest Rate	Futures Contracts*	—	(4,351,262)
Interest Rate	Interest Rate Swaps	81,540	(1,968,094)
Interest Rate	Spread Lock Swaps	—	(837,750)

		$81,540	$(16,574,018)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$6,894,202,399

Gross unrealized appreciation	$127,691,734
Gross unrealized depreciation	(31,926,987)

Net unrealized appreciation	$95,764,747

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

25

At July 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Foreign Government Bonds	$—	$485,012,176	$—	$485,012,176
Foreign Corporate Bonds & Notes	—	3,826,233	—	3,826,233
Corporate Bonds & Notes	—	1,837,553	—	1,837,553
Collateralized Mortgage Obligations	—	134,317,311	—	134,317,311
Commercial Mortgage-Backed Securities	—	41,146,817	—	41,146,817
Mortgage Pass-Throughs	—	1,089,486,704	—	1,089,486,704
U.S. Government Agency Obligations	—	390,712,736	—	390,712,736
U.S. Treasury Obligations	—	1,113,609,197	—	1,113,609,197
Common Stocks	—	6,344,349 *	—	6,344,349
Precious Metals	19,431,501	—	—	19,431,501
Currency Options Purchased	7,407,118	—	—	7,407,118
Short-Term — Foreign Government Securities	—	2,136,878,118	—	2,136,878,118
Short-Term — U.S. Treasury Obligations	—	1,294,431,770	—	1,294,431,770
Short-Term — Repurchase Agreements	—	20,451,320	—	20,451,320
Short-Term — Other Securities	—	245,074,243	—	245,074,243

Total Investments	$26,838,619	$6,963,128,527	$—	$6,989,967,146

Forward Foreign Currency Exchange Contracts	$—	$26,908,156	$—	$26,908,156
Swaps Contracts	—	21,597,901	—	21,597,901

Total	$26,838,619	$7,011,634,584	$—	$7,038,473,203

Liability Description
Securities Sold Short, at value	$—	$(44,267,258)*	$—	$(44,267,258)
Forward Foreign Currency Exchange Contracts	—	(72,538,811)	—	(72,538,811)
Swaps Contracts	—	(28,811,539)	—	(28,811,539)
Futures Contracts	(4,351,262)	—	—	(4,351,262)

Total	$(4,351,262)	$(145,617,608)	$—	$(149,968,870)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Foreign Government
Bonds
Balance as of October 31, 2009	$2,353,740
Realized gains (losses)	(1,712,621)
Change in net unrealized appreciation (depreciation)	2,285,605
Net purchases (sales)	(2,926,724)
Accrued discount (premium)	—
Net transfers to (from) Level 3	—

Balance as of July 31, 2010	$—

Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2010	$—

Precious metals are valued at the New York Composite mean quotation reported by Bloomberg at the valuation time.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

26

Eaton Vance Tax-Managed Global Dividend Income Fund	as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 77.1%

Security	Shares	Value
Aerospace & Defense — 2.1%
Lockheed Martin Corp.	160,000	$12,024,000
United Technologies Corp.	175,000	12,442,500

		$24,466,500

Building Products — 2.2%
Compagnie de Saint-Gobain	600,000	$25,536,490

		$25,536,490

Commercial Banks — 1.3%
U.S. Bancorp	623,421	$14,899,762

		$14,899,762

Communications Equipment — 1.2%
Telefonaktiebolaget LM Ericsson, Class B	1,250,000	$13,792,701

		$13,792,701

Computers & Peripherals — 2.2%
International Business Machines Corp.	200,000	$25,680,000

		$25,680,000

Construction Materials — 2.1%
Lafarge SA	450,000	$24,502,311

		$24,502,311

Diversified Financial Services — 2.1%
Deutsche Boerse AG	350,000	$24,524,282

		$24,524,282

Diversified Telecommunication Services — 2.9%
France Telecom SA	1,300,000	$27,190,279
Tele2 AB	400,000	7,095,515

		$34,285,794

Electric Utilities — 3.9%
CEZ AS	300,000	$13,737,323
Enel SpA	6,500,000	31,866,383

		$45,603,706

Electrical Equipment — 0.8%
ABB, Ltd.(1)	450,000	$9,083,600

		$9,083,600

Energy Equipment & Services — 3.5%
Schlumberger, Ltd.	250,000	$14,915,000
Seadrill, Ltd.	1,150,000	26,586,333

		$41,501,333

Food & Staples Retailing — 1.3%
Wal-Mart Stores, Inc.	298,769	$15,293,985

		$15,293,985

Food Products — 2.8%
Nestle SA	668,000	$33,017,201

		$33,017,201

Health Care Providers & Services — 1.2%
Fresenius Medical Care AG & Co. KGaA	261,000	$14,315,852

		$14,315,852

1

Security	Shares	Value
Hotels, Restaurants & Leisure — 3.0%
McDonald’s Corp.	500,000	$34,865,000

		$34,865,000

Household Durables — 1.2%
Whirlpool Corp.	175,000	$14,577,500

		$14,577,500

Household Products — 1.3%
Colgate-Palmolive Co.	185,000	$14,611,300

		$14,611,300

Insurance — 4.1%
Aviva PLC	1,500,000	$8,399,742
MetLife, Inc.	575,000	24,184,500
Prudential Financial, Inc.	275,000	15,754,750

		$48,338,992

IT Services — 1.3%
Accenture PLC, Class A	375,000	$14,865,000

		$14,865,000

Machinery — 1.3%
Vallourec SA	151,558	$14,739,904

		$14,739,904

Metals & Mining — 4.8%
BHP Billiton, Ltd. ADR	386,931	$27,948,026
Southern Copper Corp.	880,000	27,640,800

		$55,588,826

Multi-Utilities — 2.0%
CMS Energy Corp.	875,000	$13,930,000
National Grid PLC	1,250,000	10,012,926

		$23,942,926

Oil, Gas & Consumable Fuels — 6.6%
Chevron Corp.	327,000	$24,920,670
Exxon Mobil Corp.	250,000	14,920,000
Marathon Oil Corp.	400,000	13,380,000
Statoil ASA	250,000	5,056,312
Total SA	370,000	18,678,167

		$76,955,149

Pharmaceuticals — 4.1%
Abbott Laboratories	235,000	$11,533,800
Merck & Co., Inc.	712,440	24,550,683
Sanofi-Aventis	200,000	11,626,495

		$47,710,978

Road & Rail — 5.1%
Canadian National Railway Co.	570,000	$35,892,900
Norfolk Southern Corp.	110,000	6,189,700
Union Pacific Corp.	230,000	17,174,100

		$59,256,700

Semiconductors & Semiconductor Equipment — 4.0%
Analog Devices, Inc.	875,000	$25,996,250
Intel Corp.	1,000,000	20,600,000

		$46,596,250

2

Security	Shares	Value
Software — 3.2%
Microsoft Corp.	1,025,000	$26,455,250
Oracle Corp.	475,000	11,229,000

		$37,684,250

Specialty Retail — 2.5%
Best Buy Co., Inc.	420,000	$14,557,200
TJX Companies, Inc. (The)	355,000	14,739,600

		$29,296,800

Tobacco — 2.0%
Philip Morris International, Inc.	467,000	$23,835,680

		$23,835,680

Wireless Telecommunication Services — 1.0%
Vodafone Group PLC ADR	500,000	$11,740,000

		$11,740,000

Total Common Stocks (identified cost $755,334,871)		$901,108,772

Preferred Stocks — 18.9%

Security	Shares	Value
Commercial Banks — 13.0%
Abbey National Capital Trust I, 8.963%(2)	1,750	$1,818,162
Auction Pass-Through Trust 2006-5B - USB H, 0.00%(2)(3)	35	312,594
Auction Pass-Through Trust 2006-6B - USB H, 0.00%(2)(3)	40	357,250
Bank of America Corp., 6.25%	92,900	1,952,758
Bank of America Corp., 6.70%	387,350	8,552,688
Barclays Bank PLC, 7.434%(2)(3)	5,500	5,468,886
BBVA International SA Unipersonal, 5.919%(2)	6,250	5,140,144
CoBank, ACB, 11.00%(3)	300,000	16,725,000
Credit Agricole SA/London, 6.637%(2)(3)	10,400	8,930,293
DB Contingent Capital Trust II, 6.55%	178,923	4,027,557
HSBC Capital Funding LP, 10.176%(2)(3)	3,250	4,114,887
HSBC Holdings PLC, 8.00%	272,000	7,066,560
JPMorgan Chase & Co., 7.90%(2)	16,000	17,087,008
KeyCorp Capital X, 8.00%	75,000	1,908,750
Landsbanki Islands HF, 7.431%(1)(2)(3)(4)	14,750	0
Lloyds Banking Group PLC, 6.657%(1)(2)(3)	11,350	6,639,750
Preferred Pass-Through Trust 2006-A GS, Class A, 5.925%(2)(3)	70	14,186,816
Rabobank Nederland, 11.00%	1,075	1,370,594
Royal Bank of Scotland Group PLC, 7.648%	3,020	2,621,339
Royal Bank of Scotland Group PLC, Series F, 7.65%	150,660	3,123,182
Royal Bank of Scotland Group PLC, Series H, 7.25%	120,000	2,400,000
Royal Bank of Scotland Group PLC, Series L, 5.75%	233,790	3,813,115
Santander Finance SA Unipersonal, 10.50%	292,694	8,195,432
Standard Chartered PLC, 6.409%(2)(3)	103	9,366,923
UBS Preferred Funding Trust I, 8.622%(2)	7,600	7,858,734
Wells Fargo & Co., 7.98%(2)	3,400	3,620,745
Wells Fargo & Co., Class A, 7.50%	5,350	5,216,250

		$151,875,417

Electric Utilities — 0.2%
Entergy Arkansas, Inc., 6.45%	51,500	$1,229,563
Southern California Edison Co., 6.00%	15,000	1,507,500

		$2,737,063

3

Security	Shares	Value
Food Products — 0.1%
Ocean Spray Cranberries, Inc., 6.25%(3)	13,250	$991,266

		$991,266

Insurance — 3.9%
Aegon NV, 6.375%	205,000	$4,130,750
Arch Capital Group, Ltd., Series A, 8.00%	185,500	4,730,250
AXA SA, 6.463%(2)(3)	11,640	9,406,552
Endurance Specialty Holdings, Ltd., Series A, 7.75%	181,550	4,411,665
ING Capital Funding Trust III, 8.439%(2)	11,750	11,422,739
PartnerRe, Ltd., 6.75%	139,700	3,376,549
RAM Holdings, Ltd., Series A, 7.50%(2)	5,000	1,750,312
RenaissanceRe Holdings, Ltd., Series C, 6.08%	82,000	1,788,420
RenaissanceRe Holdings, Ltd., Series D, 6.60%	175,000	4,182,500

		$45,199,737

Oil, Gas & Consumable Fuels — 0.6%
Kinder Morgan GP, Inc., 8.33%(2)(3)	7,000	$7,031,062

		$7,031,062

Real Estate Investment Trusts (REITs) — 1.1%
CapLease, Inc., 8.125%	225,000	$5,346,000
Developers Diversified Realty Corp., Series I, 7.50%	187,500	4,177,500
Duke Realty Corp., 6.95%	120,000	2,731,200
ProLogis Trust, 6.75%	29,300	652,511
Regency Centers Corp., Series C, 7.45%	11,750	291,987

		$13,199,198

Total Preferred Stocks (identified cost $243,942,740)		$221,033,743

Corporate Bonds & Notes — 4.5%

	Principal
	Amount
Security	(000’s omitted)	Value
Commercial Banks — 1.7%
Banco Industriale Comercial SA, 8.50%, 4/27/20(3)	$3,200	$3,296,000
Capital One Capital V, 10.25%, 8/15/39	1,897	2,065,359
Citigroup Capital XXI, 8.30% to 12/21/37, 12/21/57, 12/21/77(5)(6)	5,160	5,340,600
Fifth Third Capital Trust IV, 6.50% to 4/15/17, 4/15/37, 4/15/67(5)(6)	6,500	5,638,750
SunTrust Capital VIII, 6.10% to 12/15/36, 12/1/66(5)	4,550	3,799,991

		$20,140,700

Diversified Financial Services — 0.3%
GE Capital Trust I, 6.375% to 11/15/17, 11/15/67(5)	$3,500	$3,346,875

		$3,346,875

Insurance — 1.3%
Everest Reinsurance Holdings, Inc., 6.60% to 5/15/17, 5/15/37, 5/1/67(5)(6)	$4,870	$4,358,650
QBE Capital Funding II LP, 6.797% to 6/1/17, 6/29/49(3)(5)	1,480	1,221,805
XL Capital, Ltd., 6.50% to 4/15/17, 12/29/49(5)	12,285	9,459,450

		$15,039,905

Retail-Food and Drug — 1.2%
CVS Caremark Corp., 6.302% to 6/1/12, 6/1/37, 6/1/62(5)(6)	$15,000	$13,805,715

		$13,805,715

Total Corporate Bonds & Notes (identified cost $48,782,641)		$52,333,195

4

Short-Term Investments — 0.1%

	Interest
Description	(000’s Omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.25%(7)	$1,509	$1,508,795

Total Short-Term Investments (identified cost $1,508,795)		$1,508,795

Total Investments — 100.6% (identified cost $1,049,569,047)		$1,175,984,505

Other Assets, Less Liabilities — (0.6)%		$(6,570,865)

Net Assets — 100.0%		$1,169,413,640

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		Variable rate security. The stated interest rate represents the rate in effect at July 31, 2010.

(3)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2010, the aggregate value of these securities is $88,049,084 or 7.5% of the Fund’s net assets.

(4)		Defaulted security.

(5)		Security converts to floating rate after the indicated fixed-rate coupon period.

(6)		The maturity dates shown are the scheduled maturity date and final maturity date, respectively. The scheduled maturity date is earlier than the final maturity date due to the possibility of earlier repayment.

(7)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the fiscal year to date ended July 31, 2010 was $15,228 and $0, respectively.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	69.3%	$810,690,587
France	10.5	122,273,646
Switzerland	3.6	42,100,801
Germany	3.3	38,840,134
United Kingdom	3.0	34,815,525
Italy	2.7	31,866,383
Bermuda	2.3	26,586,333
Ireland	2.1	24,324,450
Sweden	1.8	20,888,216
Czech Republic	1.2	13,737,323
Norway	0.4	5,056,312
Brazil	0.3	3,296,000
Iceland	0.0	0

Long-Term Investments	100.5%	$1,174,475,710

Short-Term Investments		$1,508,795

Total Investments		$1,175,984,505

5

A summary of financial instruments outstanding at July 31, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement			Net Unrealized
Date	Deliver	In Exchange For	Depreciation
8/6/10	Euro 25,987,264	United States Dollar 32,214,462	$(1,746,933)
8/6/10	Euro 27,855,875	United States Dollar 34,634,462	(1,768,922)
8/6/10	Euro 26,101,184	United States Dollar 32,186,675	(1,923,596)
8/6/10	Euro 29,710,005	United States Dollar 36,628,306	(2,198,144)
8/6/10	Euro 34,617,811	United States Dollar 42,844,907	(2,395,298)

			$(10,032,893)

At July 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund may enter into forward foreign currency exchange contracts. The Fund may also enter into such contracts to hedge the currency risk of investments it anticipates purchasing.

At July 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $10,032,893.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,065,097,321

Gross unrealized appreciation	$149,824,102
Gross unrealized depreciation	(38,936,918)

Net unrealized appreciation	$110,887,184

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

At July 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks
Consumer Discretionary	$78,739,300	$—	$—	$78,739,300
Consumer Staples	53,740,965	33,017,202	—	86,758,167
Energy	68,135,670	50,320,812	—	118,456,482
Financials	54,839,012	32,924,023	—	87,763,035
Health Care	36,084,483	25,942,347	—	62,026,830
Industrials	83,723,200	49,359,994	—	133,083,194
Information Technology	124,825,500	13,792,701	—	138,618,201
Materials	55,588,826	24,502,311	—	80,091,137
Telecommunication Services	11,740,000	34,285,794	—	46,025,794
Utilities	13,930,000	55,616,632	—	69,546,632

Total Common Stocks	$581,346,956	$319,761,816 *	$—	$901,108,772

Preferred Stocks
Consumer Staples	$—	$991,266	$—	$991,266
Energy	—	7,031,062	—	7,031,062
Financials	83,446,218	126,828,134	—	210,274,352
Utilities	1,507,500	1,229,563	—	2,737,063

Total Preferred Stocks	$84,953,718	$136,080,025	$—	$221,033,743

Corporate Bonds & Notes	$—	$52,333,195	$—	$52,333,195
Short-Term Investments	—	1,508,795	—	1,508,795

Total Investments	$666,300,674	$509,683,831	$—	$1,175,984,505

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(10,032,893)	$—	$(10,032,893)

Total	$—	$(10,032,893)	$—	$(10,032,893)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

Name Change

Effective June 11, 2010, the name of Eaton Vance Tax-Managed Global Dividend Income Fund was changed from Eaton Vance
Tax-Managed Dividend Income Fund.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

7

Eaton Vance Tax-Managed International Equity Fund as of July 31, 2010 (Unaudited)

Eaton Vance Tax-Managed International Equity Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed International Equity Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2010, the value of the Fund’s investment in the Portfolio was $95,751,101 and the Fund owned 55.5% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed International Equity Portfolio	as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.0%

Security	Shares	Value
Automobiles — 4.4%
Bayerische Motoren Werke AG	24,300	$1,307,967
Fiat SpA	62,000	794,048
Honda Motor Co., Ltd.	73,000	2,309,606
Nissan Motor Co., Ltd.(1)	241,000	1,845,174
Toyota Motor Corp.	36,500	1,281,292

		$7,538,087

Beverages — 2.7%
Central European Distribution Corp.(1)	89,800	$2,341,086
Fomento Economico Mexicano SA de CV ADR	47,800	2,326,904

		$4,667,990

Building Products — 1.2%
Wienerberger AG(1)	142,800	$1,979,638

		$1,979,638

Capital Markets — 0.6%
3i Group PLC	195,000	$868,919
Jupiter Fund Management PLC(1)	38,100	115,085

		$984,004

Chemicals — 2.5%
Agrium, Inc.	37,500	$2,362,500
BASF SE	31,800	1,859,497

		$4,221,997

Commercial Banks — 14.0%
Barclays PLC	757,000	$3,920,723
BNP Paribas	51,700	3,534,087
BOC Hong Kong Holdings, Ltd.	1,829,000	4,702,802
DBS Group Holdings, Ltd.	543,000	5,763,109
KBC Groep NV(1)	39,500	1,738,578
Mitsubishi UFJ Financial Group, Inc.	294,000	1,456,470
Societe Generale	29,300	1,682,737
Turkiye Is Bankasi	341,917	1,281,948

		$24,080,454

Commercial Services & Supplies — 0.1%
K-Green Trust (Units)(1)	125,940	$106,509

		$106,509

Computers & Peripherals — 0.7%
Toshiba Corp.(1)	240,000	$1,255,519

		$1,255,519

Construction & Engineering — 0.8%
Vinci SA	29,000	$1,403,810

		$1,403,810

Consumer Finance — 1.3%
ORIX Corp.	28,000	$2,198,441

		$2,198,441

Diversified Telecommunication Services — 3.0%
Koninklijke KPN NV	111,500	$1,549,389
Telefonica SA	157,100	3,557,586

		$5,106,975

1

Security	Shares	Value
Electric Utilities — 0.8%
E.ON AG	48,520	$1,451,240

		$1,451,240

Electrical Equipment — 1.5%
ABB, Ltd. ADR(1)	130,900	$2,641,562

		$2,641,562

Electronic Equipment, Instruments & Components — 4.8%
FUJIFILM Holdings Corp.	166,800	$5,194,275
Hon Hai Precision Industry Co., Ltd.(1)	529,000	2,130,791
Nidec Corp.	9,500	893,111

		$8,218,177

Energy Equipment & Services — 1.8%
CGGVeritas(1)	31,400	$606,114
OAO TMK GDR(1)	147,719	2,439,928

		$3,046,042

Food & Staples Retailing — 0.9%
Delhaize Group	21,800	$1,609,510

		$1,609,510

Food Products — 5.6%
Nestle SA	118,800	$5,871,922
Unilever PLC	133,000	3,778,706

		$9,650,628

Health Care Equipment & Supplies — 0.5%
Mindray Medical International, Ltd. ADR	30,400	$940,576

		$940,576

Hotels, Restaurants & Leisure — 0.7%
Carnival PLC	33,200	$1,199,091

		$1,199,091

Household Durables — 1.5%
Desarrolladora Homex SAB de CV ADR(1)	87,300	$2,591,064

		$2,591,064

Household Products — 0.5%
Henkel AG & Co. KGaA	21,900	$908,376

		$908,376

Industrial Conglomerates — 5.5%
Cookson Group PLC(1)	382,000	$2,662,334
Keppel Corp., Ltd.	791,700	5,447,296
Siemens AG ADR	14,100	1,373,199

		$9,482,829

Insurance — 2.8%
AXA SA	68,400	$1,255,820
Swiss Reinsurance Co., Ltd.	38,000	1,749,895
Zurich Financial Services AG	8,000	1,867,016

		$4,872,731

Machinery — 1.1%
Volvo AB(1)	154,200	$1,921,735

		$1,921,735

Media — 2.3%
Central European Media Enterprises, Ltd., Class A(1)	98,200	$2,111,300
Focus Media Holding, Ltd. ADR(1)	104,500	1,894,585

		$4,005,885

2

Security	Shares	Value
Metals & Mining — 4.6%
Anglo American PLC ADR(1)	134,900	$2,671,020
Thompson Creek Metals Co., Inc.(1)	232,800	2,165,040
Vale SA ADR	130,900	3,171,707

		$8,007,767

Multi-Utilities — 1.5%
RWE AG	37,000	$2,613,253

		$2,613,253

Office Electronics — 2.1%
Canon, Inc.	85,100	$3,686,169

		$3,686,169

Oil, Gas & Consumable Fuels — 9.4%
BP PLC ADR	22,500	$865,575
Inpex Corp.	240	1,174,045
KazMunaiGas Exploration Production GDR	47,300	925,455
Petroleo Brasileiro SA ADR	105,300	3,353,805
Rosneft Oil Co. GDR(1)	450,000	3,009,015
Soco International PLC(1)	327,600	2,154,343
Statoil ASA	45,000	910,136
Total SA	77,000	3,887,078

		$16,279,452

Pharmaceuticals — 7.8%
AstraZeneca PLC ADR	31,400	$1,583,816
Genomma Lab Internacional SAB de CV(1)	240,000	817,271
GlaxoSmithKline PLC ADR	78,700	2,767,879
Novartis AG	138,200	6,718,339
Sanofi-Aventis	28,100	1,633,523

		$13,520,828

Real Estate Management & Development — 0.5%
Raven Russia, Ltd.	1,244,000	$850,338

		$850,338

Road & Rail — 0.9%
All America Latina Logistica SA (Units)	165,000	$1,557,312

		$1,557,312

Specialty Retail — 1.1%
Kingfisher PLC	538,000	$1,817,180

		$1,817,180

Tobacco — 3.5%
British American Tobacco PLC	176,000	$6,055,249

		$6,055,249

Trading Companies & Distributors — 3.1%
Mitsubishi Corp.	50,000	$1,079,113
Mitsui & Co., Ltd.	336,000	4,310,793

		$5,389,906

Wireless Telecommunication Services — 1.9%
Turkcell Iletisim Hizmetleri AS ADR	231,000	$3,349,500

		$3,349,500

Total Common Stocks (identified cost $146,497,350)		$169,209,824

3

Short-Term Investments — 2.9%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.25%(2)	$4,917	$4,916,973

Total Short-Term Investments (identified cost $4,916,973)		$4,916,973

Total Investments — 100.9% (identified cost $151,414,323)		$174,126,797

Other Assets, Less Liabilities — (0.9)%		$(1,518,217)

Net Assets — 100.0%		$172,608,580

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

(1)		Non-income producing security.
(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the fiscal year to date ended July 31, 2010 was $5,310 and $0, respectively.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United Kingdom	17.6%	$30,459,920
Japan	15.5	26,684,008
Switzerland	10.9	18,848,734
France	8.1	14,003,169
Singapore	6.6	11,316,914
Germany	5.5	9,513,532
Brazil	4.7	8,082,824
Russia	3.7	6,299,281
Mexico	3.3	5,735,239
United States	2.9	4,916,973
Hong Kong	2.7	4,702,802
Turkey	2.7	4,631,448
Canada	2.6	4,527,540
Spain	2.1	3,557,586
Belgium	1.9	3,348,088
China	1.6	2,835,161
Poland	1.4	2,341,086
Taiwan	1.2	2,130,791
Czech Republic	1.2	2,111,300
Austria	1.2	1,979,638
Sweden	1.1	1,921,735
Netherlands	0.9	1,549,389
Kazakhstan	0.5	925,455
Norway	0.5	910,136
Italy	0.5	794,048

Total Investments	100.9%	$174,126,797

The Portfolio did not have any open financial instruments at July 31, 2010.

4

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$151,848,867

Gross unrealized appreciation	$29,148,888
Gross unrealized depreciation	(6,870,958)

Net unrealized appreciation	$22,277,930

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$6,596,949	$10,554,358		$—	$17,151,307
Consumer Staples	4,667,990	18,223,762		—	22,891,752
Energy	7,228,395	12,097,099		—	19,325,494
Financials	115,085	32,870,883		—	32,985,968
Health Care	5,292,271	9,169,133		—	14,461,404
Industrials	5,678,582	19,697,831		—	25,376,413
Information Technology	—	12,266,754		—	12,266,754
Materials	10,370,267	1,859,497		—	12,229,764
Telecommunication Services	3,349,500	5,106,975		—	8,456,475
Utilities	—	4,064,493		—	4,064,493

Total Common Stocks	$43,299,039	$125,910,785	*	$—	$169,209,824

Short-Term Investments	$—	$4,916,973		$—	$4,916,973

Total Investments	$43,299,039	$130,827,758		$—	$174,126,797

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Tax-Managed Mid-Cap Core Fund as of July 31, 2010 (Unaudited)

Eaton Vance Tax-Managed Mid-Cap Core Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Mid-Cap Core Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2010, the value of the Fund’s investment in the Portfolio was $41,125,074 and the Fund owned 55.2% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Mid-Cap Core Portfolio	as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Auto Components — 1.8%
BorgWarner, Inc.(1)	30,000	$1,315,800

		$1,315,800

Beverages — 0.6%
Hansen Natural Corp.(1)	10,000	$418,900

		$418,900

Capital Markets — 5.4%
Affiliated Managers Group, Inc.(1)	27,600	$1,954,908
Greenhill & Co., Inc.	18,000	1,224,900
SEI Investments Co.	45,000	863,100

		$4,042,908

Chemicals — 1.1%
RPM International, Inc.	42,000	$788,340

		$788,340

Commercial Banks — 4.9%
City National Corp.	25,500	$1,445,085
Cullen/Frost Bankers, Inc.	18,000	993,780
Umpqua Holdings Corp.	96,000	1,202,880

		$3,641,745

Communications Equipment — 2.2%
F5 Networks, Inc.(1)	19,000	$1,668,770

		$1,668,770

Construction & Engineering — 1.7%
Jacobs Engineering Group, Inc.(1)	34,000	$1,243,380

		$1,243,380

Construction Materials — 1.1%
Martin Marietta Materials, Inc.	10,000	$854,000

		$854,000

Containers & Packaging — 3.3%
Rock-Tenn Co., Class A	18,000	$957,960
Sonoco Products Co.	46,200	1,510,740

		$2,468,700

Diversified Financial Services — 1.1%
Leucadia National Corp.(1)	38,000	$839,420

		$839,420

Electric Utilities — 1.3%
DPL, Inc.	38,300	$969,373

		$969,373

Electrical Equipment — 2.7%
AMETEK, Inc.	45,000	$1,992,150

		$1,992,150

Electronic Equipment, Instruments & Components — 4.5%
Amphenol Corp., Class A	25,600	$1,146,880
FLIR Systems, Inc.(1)	45,000	1,339,200
National Instruments Corp.	28,000	893,200

		$3,379,280

1

Security	Shares	Value
Energy Equipment & Services — 3.2%
FMC Technologies, Inc.(1)	23,000	$1,455,440
Oceaneering International, Inc.(1)	19,000	940,120

		$2,395,560

Food & Staples Retailing — 0.9%
Ruddick Corp.	19,000	$673,550

		$673,550

Gas Utilities — 2.7%
AGL Resources, Inc.	23,600	$896,800
National Fuel Gas Co.	22,500	1,081,125

		$1,977,925

Health Care Equipment & Supplies — 3.2%
Beckman Coulter, Inc.	7,900	$362,057
DENTSPLY International, Inc.	40,800	1,224,816
Varian Medical Systems, Inc.(1)	14,000	772,800

		$2,359,673

Health Care Providers & Services — 2.7%
Henry Schein, Inc.(1)	21,000	$1,102,290
Universal Health Services, Inc., Class B	25,000	899,250

		$2,001,540

Household Durables — 2.6%
MDC Holdings, Inc.	28,000	$815,360
Mohawk Industries, Inc.(1)	22,300	1,091,139

		$1,906,499

Household Products — 1.1%
Church & Dwight Co., Inc.	12,000	$795,240

		$795,240

Insurance — 2.9%
HCC Insurance Holdings, Inc.	40,000	$1,044,800
Markel Corp.(1)	3,200	1,081,600

		$2,126,400

Internet & Catalog Retail — 2.2%
Netflix, Inc.(1)	16,300	$1,671,565

		$1,671,565

Internet Software & Services — 0.5%
GSI Commerce, Inc.(1)	17,000	$382,840

		$382,840

IT Services — 0.8%
Fiserv, Inc.(1)	12,200	$611,220

		$611,220

Life Sciences Tools & Services — 3.3%
Bio-Rad Laboratories, Inc., Class A(1)	13,000	$1,154,400
Mettler-Toledo International, Inc.(1)	11,200	1,308,160

		$2,462,560

Machinery — 7.4%
Donaldson Co., Inc.	36,000	$1,708,920
Graco, Inc.	37,000	1,168,090
IDEX Corp.	55,000	1,769,350
Valmont Industries, Inc.	12,000	852,600

		$5,498,960

2

Security	Shares	Value
Media — 1.6%
John Wiley & Sons, Inc., Class A	5,000	$196,900
Morningstar, Inc.(1)	23,000	1,035,230

		$1,232,130

Metals & Mining — 1.1%
Cliffs Natural Resources, Inc.	15,000	$848,550

		$848,550

Multi-Utilities — 1.8%
OGE Energy Corp.	34,000	$1,347,760

		$1,347,760

Multiline Retail — 1.5%
Dollar Tree, Inc.(1)	26,000	$1,152,320

		$1,152,320

Oil, Gas & Consumable Fuels — 5.0%
Arch Coal, Inc.	30,000	$710,700
Denbury Resources, Inc.(1)	110,000	1,742,400
Newfield Exploration Co.(1)	24,000	1,283,040

		$3,736,140

Personal Products — 1.4%
Alberto-Culver Co.	35,000	$1,024,450

		$1,024,450

Pharmaceuticals — 1.2%
Mylan, Inc.(1)	50,000	$870,000

		$870,000

Professional Services — 1.1%
FTI Consulting, Inc.(1)	23,000	$813,050

		$813,050

Real Estate Investment Trusts (REITs) — 4.7%
Health Care REIT, Inc.	39,000	$1,767,090
Rayonier, Inc.	36,000	1,757,880

		$3,524,970

Road & Rail — 1.2%
J.B. Hunt Transport Services, Inc.	25,000	$887,250

		$887,250

Semiconductors & Semiconductor Equipment — 1.9%
Microchip Technology, Inc.	46,050	$1,402,223

		$1,402,223

Software — 4.9%
ANSYS, Inc.(1)	31,200	$1,402,440
Fair Isaac Corp.	35,100	837,135
Jack Henry & Associates, Inc.	55,200	1,402,080

		$3,641,655

Specialty Retail — 4.0%
J. Crew Group, Inc.(1)	20,000	$712,600
O’Reilly Automotive, Inc.(1)	29,000	1,429,120
Ross Stores, Inc.	16,000	842,560

		$2,984,280

Textiles, Apparel & Luxury Goods — 1.6%
Columbia Sportswear Co.	24,000	$1,176,240

		$1,176,240

3

Security	Shares	Value
Trading Companies & Distributors — 1.3%
Aircastle, Ltd.	104,000	$950,560

		$950,560

Total Common Stocks (identified cost $58,647,963)		$74,077,876

Total Investments — 99.5% (identified cost $58,647,963)		$74,077,876

Other Assets, Less Liabilities — 0.5%		$368,631

Net Assets — 100.0%		$74,446,507

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at July 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$58,751,645

Gross unrealized appreciation	$16,184,803
Gross unrealized depreciation	(858,572)

Net unrealized appreciation	$15,326,231

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$74,077,876	$—	$—	$74,077,876

Total Investments	$74,077,876	$—	$—	$74,077,876

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance Tax-Managed Multi-Cap Growth Fund as of July 31, 2010 (Unaudited)

Eaton Vance Tax-Managed Multi-Cap Growth Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Multi-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2010, the value of the Fund’s investment in the Portfolio was $68,127,623 and the Fund owned 56.6% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Multi-Cap Growth Portfolio	as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Airlines — 1.1%
UAL Corp.(1)	54,000	$1,281,960

		$1,281,960

Automobiles — 0.0%(2)
Harley-Davidson, Inc.	100	$2,723

		$2,723

Beverages — 0.0%(2)
Central European Distribution Corp.(1)	100	$2,607
Heckmann Corp.(1)	63	285

		$2,892

Biotechnology — 5.3%
Amylin Pharmaceuticals, Inc.(1)	139,500	$2,639,340
Genzyme Corp.(1)	24,000	1,669,440
Momenta Pharmaceuticals, Inc.(1)	98,000	2,091,320

		$6,400,100

Building Products — 1.6%
Armstrong World Industries, Inc.(1)	100	$3,656
Lennox International, Inc.	15,000	655,050
Owens Corning, Inc.(1)	39,216	1,234,520

		$1,893,226

Capital Markets — 3.1%
State Street Corp.	94,500	$3,677,940

		$3,677,940

Chemicals — 1.9%
Albemarle Corp.	17,000	$741,540
Celanese Corp., Class A	37,000	1,039,330
Potash Corp. of Saskatchewan, Inc.	3	315
STR Holdings, Inc.(1)	24,573	550,435

		$2,331,620

Commercial Banks — 0.1%
TCF Financial Corp.	7,000	$110,880

		$110,880

Commercial Services & Supplies — 2.8%
Copart, Inc.(1)	44,800	$1,632,512
Grand Canyon Education, Inc.(1)	73,000	1,771,710

		$3,404,222

Communications Equipment — 2.4%
Acme Packet, Inc.(1)	60,500	$1,709,730
Brocade Communications Systems, Inc.(1)	118,000	584,100
Riverbed Technology, Inc.(1)	16,100	597,149

		$2,890,979

Computers & Peripherals — 4.6%
Apple, Inc.(1)	21,500	$5,530,875

		$5,530,875

Construction & Engineering — 0.5%
Shaw Group, Inc. (The)(1)	19,770	$633,431

		$633,431

1

Security	Shares	Value
Consumer Finance — 3.0%
American Express Co.	79,800	$3,562,272

		$3,562,272

Diversified Consumer Services — 4.1%
Apollo Group, Inc., Class A(1)	500	$23,065
Coinstar, Inc.(1)	84,200	3,831,100
DeVry, Inc.	21,000	1,129,800

		$4,983,965

Diversified Financial Services — 0.7%
CIT Group, Inc.(1)	23,000	$836,280

		$836,280

Electrical Equipment — 1.6%
GrafTech International, Ltd.(1)	500	$7,840
Harbin Electric, Inc.(1)	103,000	1,892,110
Vestas Wind Systems A/S(1)	10	485

		$1,900,435

Energy Equipment & Services — 5.2%
Halliburton Co.	55,000	$1,643,400
Patterson-UTI Energy, Inc.	114,000	1,873,020
Rowan Cos., Inc.(1)	107,000	2,702,820

		$6,219,240

Food Products — 4.2%
Flowers Foods, Inc.	50,000	$1,211,500
Green Mountain Coffee Roasters, Inc.(1)	26,400	812,856
H.J. Heinz Co.	58,000	2,579,840
Lancaster Colony Corp.	8,680	450,666

		$5,054,862

Health Care Equipment & Supplies — 2.5%
Masimo Corp.	47,500	$1,096,300
NuVasive, Inc.(1)	14,000	458,780
Talecris Biotherapeutics Holdings Corp.(1)	68,000	1,498,040
Thoratec Corp.(1)	25	919

		$3,054,039

Health Care Providers & Services — 1.9%
AmerisourceBergen Corp.	38,000	$1,138,860
Henry Schein, Inc.(1)	1,000	52,490
Lincare Holdings, Inc.	48,750	1,158,300

		$2,349,650

Hotels, Restaurants & Leisure — 0.0%(2)
McDonald’s Corp.	100	$6,973

		$6,973

Household Durables — 4.2%
Tempur-Pedic International, Inc.(1)	76,872	$2,357,664
Whirlpool Corp.	32,000	2,665,600

		$5,023,264

Household Products — 0.9%
Church & Dwight Co., Inc.	17,000	$1,126,590

		$1,126,590

Insurance — 0.3%
Admiral Group PLC	1,000	$22,708
Fairfax Financial Holdings, Ltd.	969	386,437
Progressive Corp.	400	7,856

		$417,001

2

Security	Shares	Value
Internet Software & Services — 3.4%
DealerTrack Holdings, Inc.(1)	1,000	$15,610
Move, Inc.(1)	1,013	2,289
Rackspace Hosting, Inc.(1)	70,000	1,309,000
VeriSign, Inc.(1)	97,000	2,730,550

		$4,057,449

IT Services — 5.1%
Alliance Data Systems Corp.(1)	44,700	$2,569,356
Amadeus IT Holding SA, Class A(1)	20,440	359,591
MasterCard, Inc., Class A	15,300	3,213,612

		$6,142,559

Machinery — 0.3%
PACCAR, Inc.	7,200	$329,904

		$329,904

Media — 5.6%
DIRECTV, Class A(1)	109,019	$4,051,146
Liberty Media Corp. - Capital, Class A(1)	17,700	825,528
McGraw-Hill Cos., Inc. (The)	62,500	1,918,125

		$6,794,799

Metals & Mining — 1.0%
Barrick Gold Corp.	28,500	$1,171,350
Silver Wheaton Corp.(1)	1,000	18,850

		$1,190,200

Multiline Retail — 1.5%
Big Lots, Inc.(1)	52,100	$1,787,551

		$1,787,551

Office Electronics — 0.0%(2)
Xerox Corp.	500	$4,870

		$4,870

Oil, Gas & Consumable Fuels — 4.4%
Forest Oil Corp.(1)	43,000	$1,229,370
Hess Corp.	24,000	1,286,160
James River Coal Co.(1)	72,000	1,260,720
Petroleo Brasileiro SA ADR	1,000	36,400
Rosetta Resources, Inc.(1)	30,855	680,970
Whiting Petroleum Corp.(1)	8,700	765,687

		$5,259,307

Pharmaceuticals — 1.6%
Abbott Laboratories	100	$4,908
Biovail Corp.	30,901	676,423
Medicis Pharmaceutical Corp., Class A	48,000	1,214,942

		$1,896,273

Professional Services — 0.0%(2)
Verisk Analytics, Inc., Class A(1)	500	$14,845

		$14,845

Road & Rail — 0.6%
Kansas City Southern(1)	20,400	$748,680

		$748,680

Semiconductors & Semiconductor Equipment — 4.0%
Atheros Communications, Inc.(1)	61,600	$1,628,704
Cirrus Logic, Inc.(1)	34,000	663,000

3

Security	Shares	Value
Cypress Semiconductor Corp.(1)	174,000	$1,844,400
Linear Technology Corp.	19,500	621,660
Varian Semiconductor Equipment Associates, Inc.(1)	50	1,413

		$4,759,177

Software — 3.0%
Activision Blizzard, Inc.	241,000	$2,863,080
Ariba, Inc.(1)	1,000	15,970
Concur Technologies, Inc.(1)	15,100	698,828

		$3,577,878

Specialty Retail — 1.6%
Advance Auto Parts, Inc.	35,896	$1,921,513

		$1,921,513

Textiles, Apparel & Luxury Goods — 6.0%
Gildan Activewear, Inc.(1)	82,226	$2,535,850
Hanesbrands, Inc.(1)	74,500	1,866,225
Skechers U.S.A., Inc., Class A(1)	74,500	2,763,205

		$7,165,280

Trading Companies & Distributors — 1.0%
WESCO International, Inc.(1)	35,246	$1,266,389

		$1,266,389

Wireless Telecommunication Services — 8.5%
Crown Castle International Corp.(1)	88,600	$3,500,586
NII Holdings, Inc.(1)	112,262	4,205,335
Rogers Communications, Inc., Class B	71,500	2,482,480

		$10,188,401

Total Common Stocks (identified cost $101,338,719)		$119,800,494

Investment Funds — 0.0%(2)

Security	Shares	Value
Capital Markets — 0.0%(2)
iShares Russell Midcap Growth Index Fund	500	$23,295

Total Investment Funds (identified cost $21,232)		$23,295

Short-Term Investments — 0.5%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.25%(3)	$515	$515,369

Total Short-Term Investments (identified cost $515,369)		$515,369

Total Investments — 100.1% (identified cost $101,875,320)		$120,339,158

Other Assets, Less Liabilities — (0.1)%		$(77,989)

Net Assets — 100.0%		$120,261,169

4

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		Amount is less than 0.05%.

(3)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the fiscal year to date ended July 31, 2010 was $7,438 and $0, respectively.

The Portfolio did not have any open financial instruments at July 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$102,509,127

Gross unrealized appreciation	$20,739,607
Gross unrealized depreciation	(2,909,576)

Net unrealized appreciation	$17,830,031

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$29,457,778	$—		$—	$29,457,778
Consumer Staples	6,184,344	—		—	6,184,344
Energy	11,478,547	—		—	11,478,547
Financials	8,581,665	22,708		—	8,604,373
Health Care	13,700,063	—		—	13,700,063
Industrials	9,700,896	485		—	9,701,381
Information Technology	26,963,788	—		—	26,963,788
Materials	3,521,820	—		—	3,521,820
Telecommunication Services	10,188,400	—		—	10,188,400

Total Common Stocks	$119,777,301	$23,193	*	$—	$119,800,494

Investment Funds	$23,295	$—		$—	$23,295
Short-Term Investments	—	515,369		—	515,369

Total Investments	$119,800,596	$538,562		$—	$120,339,158

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Tax-Managed Small-Cap Fund as of July 31, 2010 (Unaudited)

Eaton Vance Tax-Managed Small-Cap Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Small-Cap Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2010, the value of the Fund’s investment in the Portfolio was $121,732,693 and the Fund owned 77.5% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Small-Cap Portfolio	as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.9%

Security	Shares	Value
Aerospace & Defense — 3.4%
Aerovironment, Inc.(1)	112,990	$2,701,591
DigitalGlobe, Inc.(1)	98,210	2,677,204

		$5,378,795

Air Freight & Logistics — 0.8%
HUB Group, Inc., Class A(1)	37,660	$1,210,769

		$1,210,769

Auto Components — 1.7%
Dana Holding Corp.(1)	226,230	$2,687,612

		$2,687,612

Biotechnology — 1.6%
Martek Biosciences Corp.(1)	119,301	$2,468,338

		$2,468,338

Building Products — 1.7%
Armstrong World Industries, Inc.(1)	74,960	$2,740,538

		$2,740,538

Capital Markets — 3.4%
Affiliated Managers Group, Inc.(1)	40,910	$2,897,655
Lazard, Ltd., Class A	84,140	2,496,434

		$5,394,089

Chemicals — 4.6%
Calgon Carbon Corp.(1)	181,260	$2,399,882
Intrepid Potash, Inc.(1)	99,210	2,400,882
NewMarket Corp.	22,210	2,380,690

		$7,181,454

Commercial Banks — 3.4%
Boston Private Financial Holdings, Inc.	106,250	$702,312
IBERIABANK Corp.	18,910	982,564
SVB Financial Group(1)	19,680	849,979
TCF Financial Corp.	59,200	937,728
Webster Financial Corp.	54,440	1,014,762
Wilmington Trust Corp.	77,990	790,819

		$5,278,164

Commercial Services & Supplies — 3.2%
Clean Harbors, Inc.(1)	41,760	$2,637,561
Team, Inc.(1)	166,894	2,369,895

		$5,007,456

Communications Equipment — 1.5%
Brocade Communications Systems, Inc.(1)	459,690	$2,275,466

		$2,275,466

Construction & Engineering — 1.8%
Shaw Group, Inc. (The)(1)	90,350	$2,894,814

		$2,894,814

Containers & Packaging — 2.4%
Graham Packaging Co., Inc.(1)	110,580	$1,298,209
Temple-Inland, Inc.	126,940	2,546,417

		$3,844,626

1

Security	Shares	Value
Distributors — 1.7%
LKQ Corp.(1)	131,070	$2,592,565

		$2,592,565

Electronic Equipment, Instruments & Components — 5.4%
FLIR Systems, Inc.(1)	111,180	$3,308,717
National Instruments Corp.	92,620	2,954,578
Trimble Navigation, Ltd.(1)	80,790	2,292,012

		$8,555,307

Energy Equipment & Services — 5.1%
CARBO Ceramics, Inc.	36,820	$2,952,964
Patterson-UTI Energy, Inc.	151,650	2,491,610
Rowan Cos., Inc.(1)	103,420	2,612,389

		$8,056,963

Food Products — 6.7%
Corn Products International, Inc.	80,230	$2,674,868
Flowers Foods, Inc.	100,530	2,435,842
Green Mountain Coffee Roasters, Inc.(1)	83,290	2,564,499
Ralcorp Holdings, Inc.(1)	47,440	2,770,496

		$10,445,705

Health Care Equipment & Supplies — 3.1%
West Pharmaceutical Services, Inc.	65,360	$2,375,183
Wright Medical Group, Inc.(1)	163,020	2,544,742

		$4,919,925

Health Care Providers & Services — 2.6%
Hanger Orthopedic Group, Inc.(1)	117,730	$2,019,070
VCA Antech, Inc.(1)	100,780	2,100,255

		$4,119,325

Household Durables — 1.4%
Tempur-Pedic International, Inc.(1)	72,270	$2,216,521

		$2,216,521

Household Products — 1.7%
Church & Dwight Co., Inc.	40,420	$2,678,633

		$2,678,633

Insurance — 1.5%
HCC Insurance Holdings, Inc.	90,850	$2,373,002

		$2,373,002

IT Services — 1.7%
Euronet Worldwide, Inc.(1)	173,730	$2,727,561

		$2,727,561

Life Sciences Tools & Services — 1.7%
Bruker Corp.(1)	198,880	$2,619,250

		$2,619,250

Machinery — 3.5%
Astec Industries, Inc.(1)	56,096	$1,758,610
Badger Meter, Inc.	9,720	380,635
RBC Bearings, Inc.(1)	40,576	1,244,466
Tennant Co.	55,380	2,077,857

		$5,461,568

Multi-Utilities — 1.8%
CMS Energy Corp.	174,570	$2,779,154

		$2,779,154

2

Security	Shares	Value
Multiline Retail — 1.8%
Big Lots, Inc.(1)	83,800	$2,875,178

		$2,875,178

Oil, Gas & Consumable Fuels — 6.4%
Brigham Exploration Co.(1)	142,110	$2,452,819
Forest Oil Corp.(1)	101,360	2,897,882
James River Coal Co.(1)	138,890	2,431,964
Rosetta Resources, Inc.(1)	104,840	2,313,819

		$10,096,484

Personal Products — 2.1%
Mead Johnson Nutrition Co., Class A	63,110	$3,353,665

		$3,353,665

Professional Services — 3.3%
FTI Consulting, Inc.(1)	70,860	$2,504,901
Kelly Services, Inc., Class A(1)	176,917	2,618,372

		$5,123,273

Road & Rail — 2.8%
Genesee & Wyoming, Inc., Class A(1)	42,430	$1,734,538
Kansas City Southern(1)	73,950	2,713,965

		$4,448,503

Semiconductors & Semiconductor Equipment — 3.8%
Atheros Communications, Inc.(1)	42,360	$1,119,998
Cirrus Logic, Inc.(1)	131,490	2,564,055
Cypress Semiconductor Corp.(1)	222,700	2,360,620

		$6,044,673

Software — 3.4%
Mentor Graphics Corp.(1)	270,560	$2,602,787
Parametric Technology Corp.(1)	148,380	2,661,937

		$5,264,724

Specialty Retail — 3.4%
Jo-Ann Stores, Inc.(1)	60,180	$2,520,940
RadioShack Corp.	127,630	2,749,150

		$5,270,090

Textiles, Apparel & Luxury Goods — 1.6%
Hanesbrands, Inc.(1)	101,353	$2,538,893

		$2,538,893

Thrifts & Mortgage Finance — 0.9%
NewAlliance Bancshares, Inc.	112,710	$1,371,681

		$1,371,681

Total Common Stocks (identified cost $130,098,027)		$152,294,764

Private Placements — 0.0%(2)

Security	Shares	Value
Metals & Mining — 0.0%
Nevada Pacific Mining Co.(1)(3)(4)	80,000	$0

Total Private Placements (identified cost $80,000)		$0

3

Special Warrants — 0.1%

Security	Shares	Value
Metals & Mining — 0.1%
Western Exploration and Development, Ltd.(1)(3)(4)	600,000	$90,000

Total Special Warrants (identified cost $480,000)		$90,000

Short-Term Investments — 2.1%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.25%(5)	$3,355	$3,355,151

Total Short-Term Investments (identified cost $3,355,151)		$3,355,151

Total Investments — 99.1% (identified cost $134,013,178)		$155,739,915

Other Assets, Less Liabilities — 0.9%		$1,353,344

Net Assets — 100.0%		$157,093,259

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	Restricted security.

(4)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio.

(5)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the fiscal year to date ended July 31, 2010 was $5,099 and $0, respectively.

4

The Portfolio did not have any open financial instruments at July 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$134,281,802

Gross unrealized appreciation	$26,556,838
Gross unrealized depreciation	(5,098,725)

Net unrealized appreciation	$21,458,113

Restricted Securities

At July 31, 2010, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost	Value
Private Placements
Nevada Pacific Mining Co.	12/21/98	80,000	$80,000	$0

			$80,000	$0

Special Warrants
Western Exploration and Development, Ltd.	12/21/98	600,000	$480,000	$90,000

			$480,000	$90,000

Total Restricted Securities				$90,000

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$152,294,764	$—	$—	$152,294,764
Private Placements	—	—	0	0
Special Warrants	—	—	90,000	90,000
Short-Term Investments	—	3,355,151	—	3,355,151

Total Investments	$152,294,764	$3,355,151	$90,000	$155,739,915

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

There was no activity in investments valued based on Level 3 inputs during the period ended July 31, 2010 to require a reconciliation of Level 3 assets.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Tax-Managed Small-Cap Value Fund as of July 31, 2010 (Unaudited)

Eaton Vance Tax-Managed Small-Cap Value Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Small-Cap Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2010, the value of the Fund’s investment in the Portfolio was $34,442,252 and the Fund owned 49.0% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Small-Cap Value Portfolio	as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.0%

Security	Shares	Value
Auto Components — 2.0%
BorgWarner, Inc.(1)	31,500	$1,381,590

		$1,381,590

Chemicals — 2.3%
RPM International, Inc.	84,900	$1,593,573

		$1,593,573

Commercial Banks — 10.1%
First Midwest Bancorp, Inc.	75,900	$954,822
Glacier Bancorp, Inc.	95,300	1,522,894
National Penn Bancshares, Inc.	143,300	954,378
Prosperity Bancshares, Inc.	45,900	1,555,092
Trustmark Corp.	84,900	1,867,800
Umpqua Holdings Corp.	22,100	276,913

		$7,131,899

Commercial Services & Supplies — 1.1%
Brink’s Co. (The)	34,700	$759,930

		$759,930

Communications Equipment — 1.1%
NETGEAR, Inc.(1)	33,400	$801,600

		$801,600

Construction & Engineering — 4.8%
Chicago Bridge & Iron Co. NV(1)	43,200	$972,432
Emcor Group, Inc.(1)	31,700	824,517
Tutor Perini Corp.(1)	80,800	1,557,824

		$3,354,773

Containers & Packaging — 2.7%
AptarGroup, Inc.	44,200	$1,903,694

		$1,903,694

Diversified Telecommunication Services — 0.6%
GeoEye, Inc.(1)	11,500	$396,980

		$396,980

Electric Utilities — 7.8%
Cleco Corp.	72,300	$2,064,165
Portland General Electric Co.	82,700	1,579,570
Westar Energy, Inc.	78,200	1,867,416

		$5,511,151

Electrical Equipment — 4.6%
A.O. Smith Corp.	35,400	$1,935,672
General Cable Corp.(1)	48,700	1,292,498

		$3,228,170

Energy Equipment & Services — 3.9%
Bristow Group, Inc.(1)	36,900	$1,233,567
Exterran Holdings, Inc.(1)	31,200	832,104
Oil States International, Inc.(1)	15,600	716,664

		$2,782,335

Food & Staples Retailing — 3.1%
BJ’s Wholesale Club, Inc.(1)	48,000	$2,186,400

		$2,186,400

1

Security	Shares	Value
Food Products — 4.8%
J & J Snack Foods Corp.	36,200	$1,509,902
TreeHouse Foods, Inc.(1)	38,800	1,850,372

		$3,360,274

Health Care Equipment & Supplies — 4.7%
Teleflex, Inc.	33,200	$1,881,444
West Pharmaceutical Services, Inc.	39,300	1,428,162

		$3,309,606

Health Care Providers & Services — 3.9%
Magellan Health Services, Inc.(1)	27,000	$1,136,430
Owens & Minor, Inc.	60,250	1,638,197

		$2,774,627

Hotels, Restaurants & Leisure — 1.5%
Jack in the Box, Inc.(1)	51,200	$1,056,256

		$1,056,256

Insurance — 6.4%
Argo Group International Holding, Ltd.	56,400	$1,756,296
Aspen Insurance Holdings, Ltd.	68,700	1,878,945
Protective Life Corp.	37,500	843,375

		$4,478,616

IT Services — 1.7%
MAXIMUS, Inc.	20,000	$1,203,800

		$1,203,800

Machinery — 3.5%
Barnes Group, Inc.	41,000	$753,580
Crane Co.	24,600	874,284
Wabtec Corp.	18,100	807,441

		$2,435,305

Oil, Gas & Consumable Fuels — 1.7%
Comstock Resources, Inc.(1)	47,000	$1,189,570

		$1,189,570

Professional Services — 1.9%
Towers Watson & Co., Class A	31,000	$1,379,810

		$1,379,810

Road & Rail — 4.6%
Arkansas Best Corp.	54,800	$1,236,836
Genesee & Wyoming, Inc., Class A(1)	36,300	1,483,944
Old Dominion Freight Line, Inc.(1)	13,500	532,305

		$3,253,085

Software — 4.2%
JDA Software Group, Inc.(1)	50,500	$1,186,750
NetScout Systems, Inc.(1)	112,100	1,776,785

		$2,963,535

Specialty Retail — 4.2%
Buckle, Inc. (The)	12,100	$333,355
Children’s Place Retail Stores, Inc. (The)(1)	34,900	1,460,565
Dick’s Sporting Goods, Inc.(1)	44,000	1,157,640

		$2,951,560

Textiles, Apparel & Luxury Goods — 2.4%
Carter’s, Inc.(1)	39,400	$955,056
Hanesbrands, Inc.(1)	28,800	721,440

		$1,676,496

2

Security	Shares	Value
Thrifts & Mortgage Finance — 6.4%
Astoria Financial Corp.	108,900	$1,441,836
First Niagara Financial Group, Inc.	119,200	1,598,472
Washington Federal, Inc.	82,800	1,440,720

		$4,481,028

Total Common Stocks (identified cost $57,895,199)		$67,545,663

Short-Term Investments — 4.1%

	Principal Amount
Description	(000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 8/2/10	$2,857	$2,856,776

Total Short-Term Investments (identified cost $2,856,776)		$2,856,776

Total Investments — 100.1% (identified cost $60,751,975)		$70,402,439

Other Assets, Less Liabilities — (0.1)%		$(73,250)

Net Assets — 100.0%		$70,329,189

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

3

The Portfolio did not have any open financial instruments at July 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$60,984,370

Gross unrealized appreciation	$11,240,632
Gross unrealized depreciation	(1,822,563)

Net unrealized appreciation	$9,418,069

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$67,545,663	$—	$—	$67,545,663
Short-Term Investments	—	2,856,776	—	2,856,776

Total Investments	$67,545,663	$2,856,776	$—	$70,402,439

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance Tax-Managed Value Fund as of July 31, 2010 (Unaudited)

Eaton Vance Tax-Managed Value Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2010, the value of the Fund’s investment in the Portfolio was $1,736,579,321 and the Fund owned 93.8% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Value Portfolio	as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.5%

Security	Shares	Value
Aerospace & Defense — 3.8%
Boeing Co. (The)	200,000	$13,628,000
General Dynamics Corp.	380,000	23,275,000
United Technologies Corp.	485,000	34,483,500

		$71,386,500

Beverages — 1.1%
PepsiCo, Inc.	325,000	$21,095,750

		$21,095,750

Biotechnology — 1.3%
Amgen, Inc.(1)	460,000	$25,083,800

		$25,083,800

Capital Markets — 2.5%
Goldman Sachs Group, Inc.	240,000	$36,196,800
Northern Trust Corp.	230,000	10,807,700

		$47,004,500

Chemicals — 0.8%
Air Products and Chemicals, Inc.	200,000	$14,516,000

		$14,516,000

Commercial Banks — 8.1%
Fifth Third Bancorp	1,200,000	$15,252,000
KeyCorp(2)	1,900,000	16,074,000
PNC Financial Services Group, Inc.	700,000	41,573,000
U.S. Bancorp	1,175,000	28,082,500
Wells Fargo & Co.	1,768,000	49,026,640

		$150,008,140

Commercial Services & Supplies — 1.0%
Waste Management, Inc.(2)	567,000	$19,249,650

		$19,249,650

Communications Equipment — 1.3%
Cisco Systems, Inc.(1)	475,000	$10,958,250
Telefonaktiebolaget LM Ericsson, Class B	1,130,000	12,468,602

		$23,426,852

Computers & Peripherals — 3.4%
Hewlett-Packard Co.	800,000	$36,832,000
International Business Machines Corp.	210,000	26,964,000

		$63,796,000

Consumer Finance — 1.4%
American Express Co.	600,000	$26,784,000

		$26,784,000

Diversified Financial Services — 4.8%
Bank of America Corp.	3,000,000	$42,120,000
JPMorgan Chase & Co.	1,150,000	46,322,000

		$88,442,000

Diversified Telecommunication Services — 1.6%
AT&T, Inc.	755,700	$19,602,858
Verizon Communications, Inc.	318,300	9,249,798

		$28,852,656

1

Security	Shares	Value
Electric Utilities — 2.5%
American Electric Power Co., Inc.	250,000	$8,995,000
Entergy Corp.	175,000	13,564,250
Exelon Corp.	300,000	12,549,000
FPL Group, Inc.	200,000	10,460,000

		$45,568,250

Food & Staples Retailing — 3.2%
CVS Caremark Corp.	600,000	$18,414,000
Wal-Mart Stores, Inc.	800,000	40,952,000

		$59,366,000

Food Products — 2.8%
Kellogg Co.	280,000	$14,014,000
Nestle SA	750,000	37,070,211

		$51,084,211

Health Care Equipment & Supplies — 0.9%
Covidien PLC	450,000	$16,794,000

		$16,794,000

Health Care Providers & Services — 0.6%
UnitedHealth Group, Inc.	350,000	$10,657,500

		$10,657,500

Hotels, Restaurants & Leisure — 3.2%
Carnival Corp.	371,000	$12,866,280
McDonald’s Corp.	655,000	45,673,150

		$58,539,430

Household Products — 1.0%
Kimberly-Clark Corp.	285,000	$18,274,200

		$18,274,200

Industrial Conglomerates — 2.5%
General Electric Co.	1,925,000	$31,031,000
Tyco International, Ltd.	390,000	14,929,200

		$45,960,200

Insurance — 5.5%
Lincoln National Corp.	530,000	$13,801,200
MetLife, Inc.(2)	850,000	35,751,000
Prudential Financial, Inc.(2)	710,000	40,675,900
Travelers Companies, Inc. (The)	220,000	11,099,000

		$101,327,100

IT Services — 1.5%
Accenture PLC, Class A	240,000	$9,513,600
MasterCard, Inc., Class A	85,000	17,853,400

		$27,367,000

Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc.(1)	250,000	$11,215,000

		$11,215,000

Machinery — 1.7%
Caterpillar, Inc.	220,000	$15,345,000
PACCAR, Inc.(2)	350,000	16,037,000

		$31,382,000

Media — 1.4%
Time Warner Cable, Inc.	228,000	$13,034,760
Walt Disney Co. (The)	398,000	13,408,620

		$26,443,380

2

Security	Shares	Value
Metals & Mining — 3.3%
BHP Billiton, Ltd. ADR(2)	329,000	$23,763,670
Freeport-McMoRan Copper & Gold, Inc.	325,000	23,250,500
United States Steel Corp.(2)	330,000	14,628,900

		$61,643,070

Multi-Utilities — 3.0%
Dominion Resources, Inc.(2)	300,000	$12,597,000
PG&E Corp.(2)	300,000	13,320,000
Public Service Enterprise Group, Inc.	450,000	14,805,000
Sempra Energy	300,000	14,925,000

		$55,647,000

Multiline Retail — 1.0%
Target Corp.	370,000	$18,988,400

		$18,988,400

Oil, Gas & Consumable Fuels — 12.2%
Apache Corp.(2)	450,000	$43,011,000
Chevron Corp.	300,000	22,863,000
ConocoPhillips	800,000	44,176,000
Exxon Mobil Corp.	400,000	23,872,000
Hess Corp.	355,900	19,072,681
Occidental Petroleum Corp.	560,000	43,640,800
Peabody Energy Corp.	635,000	28,670,250

		$225,305,731

Pharmaceuticals — 8.2%
Abbott Laboratories	700,000	$34,356,000
Johnson & Johnson	715,000	41,534,350
Merck & Co., Inc.	1,100,000	37,906,000
Pfizer, Inc.	2,500,000	37,500,000

		$151,296,350

Real Estate Investment Trusts (REITs) — 2.9%
AvalonBay Communities, Inc.(2)	225,000	$23,645,250
Boston Properties, Inc.(2)	150,000	12,285,000
Vornado Realty Trust	205,000	16,969,900

		$52,900,150

Road & Rail — 1.5%
Union Pacific Corp.	369,000	$27,553,230

		$27,553,230

Semiconductors & Semiconductor Equipment — 0.9%
Intel Corp.	845,000	$17,407,000

		$17,407,000

Software — 1.6%
Microsoft Corp.	794,000	$20,493,140
Oracle Corp.	400,000	9,456,000

		$29,949,140

Specialty Retail — 2.8%
Best Buy Co., Inc.	535,000	$18,543,100
Staples, Inc.	600,000	12,198,000
TJX Companies, Inc. (The)	502,000	20,843,040

		$51,584,140

3

Security	Shares	Value
Wireless Telecommunication Services — 1.6%
Rogers Communications, Inc., Class B(2)	570,000	$19,790,400
Vodafone Group PLC ADR	425,000	9,979,000

		$29,769,400

Total Common Stocks (identified cost $1,408,790,187)		$1,805,667,730

Short-Term Investments — 9.8%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.24%(3)(4)	$125,973	$125,973,022
Eaton Vance Cash Reserves Fund, LLC, 0.25%(4)	54,502	54,501,738

Total Short-Term Investments (identified cost $180,474,760)		$180,474,760

Total Investments — 107.3% (identified cost $1,589,264,947)		$1,986,142,490

Other Assets, Less Liabilities — (7.3)%		$(134,668,288)

Net Assets — 100.0%		$1,851,474,202

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		All or a portion of this security was on loan at July 31, 2010.

(3)		The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at July 31, 2010. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of July 31, 2010, the Portfolio loaned securities having a market value of $125,248,196 and received $125,973,022 of cash collateral for the loans.

(4)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2010. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the fiscal year to date ended July 31, 2010 were $84,616, $31,009 and $0, respectively.

The Portfolio did not have any open financial instruments at July 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,593,173,541

Gross unrealized appreciation	$404,846,670
Gross unrealized depreciation	(11,877,721)

Net unrealized appreciation	$392,968,949

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At July 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$155,555,350	$—		$—	$155,555,350
Consumer Staples	112,749,950	37,070,211		—	149,820,161
Energy	225,305,731	—		—	225,305,731
Financials	466,465,890	—		—	466,465,890
Health Care	215,046,650	—		—	215,046,650
Industrials	195,531,580	—		—	195,531,580
Information Technology	149,477,390	12,468,602		—	161,945,992
Materials	76,159,070	—		—	76,159,070
Telecommunication Services	58,622,056	—		—	58,622,056
Utilities	101,215,250	—		—	101,215,250

Total Common Stocks	$1,756,128,917	$49,538,813	*	$—	$1,805,667,730

Short-Term Investments	$—	$180,474,760		$—	$180,474,760

Total Investments	$1,756,128,917	$230,013,573		$—	$1,986,142,490

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Build America Bond Fund as of July 31, 2010 (Unaudited)

Eaton Vance Build America Bond Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Build America Bond Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2010, the value of the Fund’s investment in the Portfolio was $33,253,036 and the Fund owned 99.6% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Build America Bond Portfolio	as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Taxable Municipal Securities — 102.3%(1)

Principal
Amount
(000’s omitted)	Security	Value
Education — 5.9%
$100	University of Michigan, 5.513%, 4/1/30	$108,603
125	University of Minnesota, 5.768%, 2/1/30	129,162
200	University of Texas, 5.262%, 7/1/39	207,334
1,140	University of Texas, 6.276%, 8/15/41	1,233,537
260	University of Virginia, 6.20%, 9/1/39	306,652

		$1,985,288

General Obligations — 32.4%
$140	California, 7.55%, 4/1/39	$158,584
125	California, 7.95%, 3/1/36	134,028
100	Chicago, IL, 6.207%, 1/1/36	101,979
370	Commonwealth of Massachusetts, 5.456%, 12/1/39	390,372
630	Connecticut, 5.632%, 12/1/29	680,570
250	Dallas, TX, 5.613%, 2/15/30	266,383
1,000	Denton County, TX, 5.968%, 7/15/35	1,042,740
75	Denver, CO, City & County School District No. 1, 5.664%, 12/1/33	79,259
600	Detroit, MI, City School District, 7.747%, 5/1/39	678,144
150	Florida State Board of Education, 5.90%, 6/1/39	153,972
125	Hawaii, 5.53%, 2/1/30	131,910
250	Howard, MD, 5.55%, 2/15/30	274,937
250	Kauai, HI, 5.763%, 8/1/33	264,665
1,000	Metropolitan Government of Nashville and Davidson County, TN, 5.707%, 7/1/34	1,037,890
760	Montgomery County, PA, 6.03%, 9/1/39	808,283
75	New Hampshire, 5.50%, 3/1/29	83,369
1,115	New York, NY, 5.985%, 12/1/36	1,142,262
100	Norfolk, VA, 5.962%, 3/1/31	107,108
250	Ohio, 5.462%, 9/1/30	268,482
200	Oxford, MI, 6.50%, 5/1/39	203,440
800	Santa Monica, CA, Community College District, 6.763%, 8/1/34	852,848
400	Southwest Regional Sanitary Sewer & Water Authority, MI, 6.50%, 4/1/40	411,516
250	Texas, 5.517%, 4/1/39	269,557
1,000	Washington, 5.09%, 8/1/33	1,008,940
250	Washington, 5.481%, 8/1/39	265,128

		$10,816,366

Hospital — 2.3%
$250	King County, WA, Public Hospital District No. 1, 7.90%, 6/15/30	$255,422
500	King County, WA, Public Hospital District No. 1, 8.00%, 6/15/40	512,255

		$767,677

Insured-Electric Utilities — 0.8%
$250	Kentucky Municipal Power Agency, (AGC), 6.49%, 9/1/37	$261,463

		$261,463

Lease Revenue/Certificates of Participation — 5.3%
$1,000	New Jersey Transportation Trust Fund Authority, 6.561%, 12/15/40	$1,083,810
500	Oregon Department of Administrative Services, 6.18%, 5/1/35	514,695
150	Virginia Public Building Authority, Public Facilities Revenue, 5.75%, 8/1/30	154,953

		$1,753,458

Other Revenue — 1.6%
$250	Battery Park City Authority, NY, 6.375%, 11/1/39	$259,068
250	Florida State Board of Education, 6.584%, 7/1/29	267,797

		$526,865

1

Principal
Amount
(000’s omitted)	Security	Value
Public Power/Electric Utilities — 5.0%
$1,015	Municipal Electric Authority of Georgia, 6.655%, 4/1/57	$998,547
250	Orlando, FL, Utilities Commission, 5.662%, 10/1/40	265,885
400	San Antonio, TX, Electric & Gas Revenue, 6.168%, 2/1/41	417,464

		$1,681,896

Special Tax Revenue — 10.2%
$1,000	Central Puget Sound Regional Transportation Authority, WA, Sales & Use Tax Revenue, 5.491%, 11/1/39	$1,059,010
125	Dallas, TX, Area Rapid Transit, 6.249%, 12/1/34	132,369
200	District of Columbia, 5.591%, 12/1/34	209,012
630	Massachusetts School Building Authority, 5.715%, 8/15/39	688,558
1,250	New York Urban Development Corp., 5.77%, 3/15/39	1,301,800

		$3,390,749

Transportation — 9.9%
$500	Maryland Transportation Authority, 5.888%, 7/1/43	$543,055
750	New Jersey Turnpike Authority, 7.414%, 1/1/40	912,472
250	Oregon Department of Transportation, 5.834%, 11/15/34	269,493
540	Pennsylvania Turnpike Commission, 6.378%, 12/1/37	552,523
1,000	Texas Transportation Commission, 5.178%, 4/1/30(2)	1,033,490

		$3,311,033

Water and Sewer — 28.9%
$750	Chesapeake, VA, Water and Sewer Revenue, 6.283%, 7/1/40	$814,710
1,000	Chicago, IL, Metropolitan Water Reclamation District, 5.72%, 12/1/38	1,106,120
225	Cincinnati, OH, Water System Revenue, 6.458%, 12/1/34	240,894
1,000	East Bay, CA, Municipal Utility District Water System Revenue, 5.874%, 6/1/40(3)	1,079,160
100	Jea, FL, Water and Sewer Revenue, 6.21%, 10/1/33	109,505
380	Knoxville, TN, Wastewater System Revenue, 6.50%, 4/1/43	404,354
750	Los Angeles, CA, Department of Water and Power Waterworks Revenue, 6.008%, 7/1/39	797,002
1,200	Metropolitan St. Louis, MO, Sewer District Wastewater System Revenue, 5.856%, 5/1/39	1,336,152
390	Metropolitan Water District of Southern California, 6.538%, 7/1/39	405,600
800	New York, NY, Municipal Water Finance Authority, 6.452%, 6/15/41	829,600
1,000	San Diego County, CA, Water Authority, 6.138%, 5/1/49	1,080,130
1,000	Washington County, OR, Clean Water Services, 5.701%, 10/1/30	1,075,090
350	Washington County, OR, Clean Water Services, 5.801%, 10/1/35	368,568

		$9,646,885

Total Taxable Municipal Securities — 102.3% (identified cost $33,108,753)		$34,141,680

Other Assets, Less Liabilities — (2.3)%		$(771,819)

Net Assets — 100.0%		$33,369,861

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC — Assured Guaranty Corp.

At July 31, 2010, the concentration of the Portfolio’s investments in the various states, determined as a percentage of net assets, is as follows:

	Texas	13.8%
	California	13.5%
	New York	10.6%
	Others, representing less than 10% individually	64.4%

During the period ended July 31, 2010, the Fund held interests in Eaton Vance Cash Reserves Fund, LLC and, prior to its liquidation in February 2010, Cash Management Portfolio, affiliated investment companies available to Eaton Vance portfolios and funds which invest in high quality, U.S. dollar denominated money market instruments. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio for the period ended July 31, 2010 was $386 and $0, respectively.

(1)	Build America Bonds.

(2)	When-issued security.

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

2

The Portfolio did not have any open financial instruments at July 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$33,113,777

Gross unrealized appreciation	$1,078,702
Gross unrealized depreciation	(50,799)

Net unrealized appreciation	$1,027,903

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Taxable Municipal Securities	$—	$34,141,680	$—	$34,141,680

Total Investments	$—	$34,141,680	$—	$34,141,680

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance Floating-Rate Advantage Fund as of July 31, 2010 (Unaudited)

Eaton Vance Floating-Rate Advantage Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Senior Debt Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2010, the value of the Fund’s investment in the Portfolio was $1,311,233,463 and the Fund owned 99.99% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Senior Debt Portfolio	as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 122.9%(1)

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Aerospace and Defense — 2.1%
		Booz Allen Hamilton, Inc.
	1,144	Term Loan, 6.00%, Maturing July 31, 2015	$1,145,394
		DAE Aviation Holdings, Inc.
	1,536	Term Loan, 4.23%, Maturing July 31, 2014	1,393,993
	1,582	Term Loan, 4.23%, Maturing July 31, 2014	1,435,891
		Delos Aircraft, Inc.
	1,450	Term Loan, 7.00%, Maturing March 17, 2016	1,454,833
		Evergreen International Aviation
	4,449	Term Loan, 10.50%, Maturing October 31, 2011(2)	4,218,198
		Hawker Beechcraft Acquisition
	5,385	Term Loan, 2.37%, Maturing March 26, 2014	4,365,440
	298	Term Loan, 2.63%, Maturing March 26, 2014	241,535
		IAP Worldwide Services, Inc.
	548	Term Loan, 9.25%, Maturing December 30, 2012(2)	536,757
		International Lease Finance Co.
	2,000	Term Loan, 6.75%, Maturing March 17, 2015	2,017,500
		Spirit AeroSystems, Inc.
	2,634	Term Loan, 2.28%, Maturing September 30, 2013	2,579,143
		TransDigm, Inc.
	4,000	Term Loan, 2.54%, Maturing June 23, 2013	3,894,284
		Triumph Group, Inc.
	1,350	Term Loan, 4.50%, Maturing June 16, 2016	1,357,173
		Wesco Aircraft Hardware Corp.
	1,813	Term Loan, 2.57%, Maturing September 30, 2013	1,748,002
	1,000	Term Loan - Second Lien, 6.07%, Maturing March 28, 2014	955,833

			$27,343,976

Air Transport — 0.2%
		Delta Air Lines, Inc.
	2,812	Term Loan - Second Lien, 3.59%, Maturing April 30, 2014	$2,554,664

			$2,554,664

Automotive — 5.1%
		Adesa, Inc.
	7,880	Term Loan, 3.07%, Maturing October 18, 2013	$7,548,263
		Allison Transmission, Inc.
	3,837	Term Loan, 3.10%, Maturing August 7, 2014	3,592,405
		Autotrader.com, Inc.
	2,575	Term Loan, 6.00%, Maturing June 14, 2016	2,581,407
		Dayco Products, LLC
	491	Term Loan, 10.00%, Maturing November 12, 2012	491,189
	981	Term Loan, 10.00%, Maturing November 12, 2012	981,151
	1,084	Term Loan, 10.50%, Maturing May 13, 2014	1,062,825
	165	Term Loan, 12.50%, Maturing November 13, 2014(2)	142,225
		Federal-Mogul Corp.
	9,103	Term Loan, 2.29%, Maturing December 29, 2014	8,148,430
	5,571	Term Loan, 2.28%, Maturing December 28, 2015	4,987,348
		Financiere Truck (Investissement)
EUR	693	Term Loan, 3.29%, Maturing February 15, 2012	789,664
GBP	990	Term Loan, 1.58%, Maturing February 15, 2015(3)	1,359,070
		Ford Motor Co.
	2,487	Term Loan, 3.35%, Maturing December 16, 2013	2,406,626
	8,271	Term Loan, 3.35%, Maturing December 16, 2013	8,051,966

1

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Goodyear Tire & Rubber Co.
	13,299	Term Loan - Second Lien, 2.24%, Maturing April 30, 2014	$12,370,417
		HHI Holdings, LLC
	988	Term Loan, 10.50%, Maturing March 30, 2015	994,906
		Keystone Automotive Operations, Inc.
	4,415	Term Loan, 4.02%, Maturing January 12, 2012	3,620,319
		Tenneco Automotive, Inc.
	3,125	Term Loan, 5.35%, Maturing March 17, 2014	3,132,813
		TriMas Corp.
	375	Term Loan, 6.00%, Maturing August 2, 2011	368,438
	1,564	Term Loan, 6.00%, Maturing December 15, 2015	1,536,692
		United Components, Inc.
	2,521	Term Loan, 2.37%, Maturing June 29, 2012	2,415,941

			$66,582,095

Beverage and Tobacco — 0.3%
		Culligan International Co.
EUR	1,400	Term Loan - Second Lien, 5.26%, Maturing April 1, 2013	$985,182
		Maine Beverage Co., LLC
	1,011	Term Loan, 2.28%, Maturing March 31, 2013	970,714
		Van Houtte, Inc.
	225	Term Loan, 3.03%, Maturing July 19, 2014	218,761
	1,650	Term Loan, 3.03%, Maturing July 19, 2014	1,604,251

			$3,778,908

Building and Development — 2.5%
		401 North Wabash Venture, LLC
	1,801	Term Loan, 11.00%, Maturing July 27, 2012	$1,368,952
		Beacon Sales Acquisition, Inc.
	1,846	Term Loan, 2.46%, Maturing September 30, 2013	1,734,784
		Brickman Group Holdings, Inc.
	2,402	Term Loan, 2.53%, Maturing January 23, 2014	2,258,004
		Forestar USA Real Estate Group, Inc.
	666	Revolving Loan, 0.46%, Maturing December 1, 2010(3)	609,526
	6,106	Term Loan, 5.16%, Maturing December 1, 2010	5,800,824
		Lafarge Roofing
	1,100	Term Loan, 3.25%, Maturing March 16, 2015(2)	828,673
EUR	362	Term Loan, 5.00%, Maturing April 16, 2015(2)	351,722
		Materis
EUR	819	Term Loan, 3.67%, Maturing April 27, 2014	902,063
EUR	872	Term Loan, 3.65%, Maturing April 27, 2015	960,507
		Mueller Water Products, Inc.
	1,814	Term Loan, 5.49%, Maturing May 23, 2014	1,809,173
		NCI Building Systems, Inc.
	1,015	Term Loan, 8.00%, Maturing April 18, 2014	992,733
		Panolam Industries Holdings, Inc.
	3,745	Term Loan, 8.25%, Maturing December 31, 2013	3,483,124
		Re/Max International, Inc.
	4,439	Term Loan, 5.50%, Maturing March 11, 2016	4,433,326
		Realogy Corp.
	413	Term Loan, 3.31%, Maturing October 10, 2013	362,613
	2,549	Term Loan, 3.35%, Maturing October 10, 2013	2,240,097
		South Edge, LLC
	4,475	Term Loan, 0.00%, Maturing October 31, 2009(4)	1,901,875
		WCI Communities, Inc.
	1,165	Term Loan, 10.43%, Maturing September 3, 2014	1,157,503
	1,372	Term Loan, 10.00%, Maturing September 2, 2016(2)	1,316,789

			$32,512,288

2

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
Business Equipment and Services — 10.0%
	Activant Solutions, Inc.
2,008	Term Loan, 2.56%, Maturing May 2, 2013	$1,890,525
	Advantage Sales & Marketing, Inc.
3,815	Term Loan, 5.00%, Maturing May 5, 2016	3,786,822
1,000	Term Loan - Second Lien, 8.50%, Maturing May 5, 2017	994,063
	Affinion Group, Inc.
8,728	Term Loan, 5.00%, Maturing October 10, 2016	8,368,090
	Allied Barton Security Service
1,416	Term Loan, 6.75%, Maturing February 18, 2015	1,421,808
	Dealer Computer Services, Inc.
4,171	Term Loan, 5.25%, Maturing April 21, 2017	4,135,485
	DynCorp International, LLC
2,075	Term Loan, 6.25%, Maturing July 5, 2016	2,086,412
	Education Management, LLC
5,601	Term Loan, 2.31%, Maturing June 3, 2013	5,266,475
	First American Corp.
2,175	Term Loan, 4.75%, Maturing April 12, 2016	2,177,719
	Infogroup, Inc.
1,700	Term Loan, 6.25%, Maturing July 1, 2016	1,679,459
	Intergraph Corp.
837	Term Loan, 4.79%, Maturing May 29, 2014	835,287
1,283	Term Loan, 6.00%, Maturing May 29, 2014	1,286,275
2,000	Term Loan - Second Lien, 10.25%, Maturing November 29, 2014	2,005,816
	iPayment, Inc.
3,402	Term Loan, 2.45%, Maturing May 10, 2013	3,164,187
	Kronos, Inc.
2,468	Term Loan, 2.53%, Maturing June 11, 2014	2,312,051
	Language Line, Inc.
4,701	Term Loan, 5.50%, Maturing November 4, 2015	4,640,647
	Mitchell International, Inc.
1,000	Term Loan - Second Lien, 5.81%, Maturing March 30, 2015	877,500
	NE Customer Service
4,066	Term Loan, 6.00%, Maturing March 5, 2016	3,999,998
	Protection One Alarm Monitor, Inc.
4,075	Term Loan, 6.00%, Maturing May 16, 2016	4,039,344
	Quantum Corp.
661	Term Loan, 3.82%, Maturing July 14, 2014	629,774
	Quintiles Transnational Corp.
4,560	Term Loan, 2.46%, Maturing March 29, 2013	4,381,790
	Sabre, Inc.
12,767	Term Loan, 2.37%, Maturing September 30, 2014	11,541,605
	Safenet, Inc.
2,985	Term Loan, 2.83%, Maturing April 12, 2014	2,848,442
	Serena Software, Inc.
2,708	Term Loan, 2.54%, Maturing March 10, 2013	2,585,873
	Sitel (Client Logic)
3,293	Term Loan, 6.03%, Maturing January 30, 2014	3,192,001
	Solera Holdings, LLC
2,562	Term Loan, 2.31%, Maturing May 16, 2014	2,457,198
	SunGard Data Systems, Inc.
609	Term Loan, 2.09%, Maturing February 28, 2014	578,077
1,670	Term Loan, 6.75%, Maturing February 28, 2014	1,673,233
17,206	Term Loan, 4.00%, Maturing February 26, 2016	16,617,218
	Trans Union, LLC
4,475	Term Loan, 6.75%, Maturing June 15, 2017	4,521,987
	Transaction Network Service, Inc.
938	Term Loan, 6.00%, Maturing November 18, 2015	940,026
	Travelport, LLC
7,073	Term Loan, 2.82%, Maturing August 23, 2013	6,686,359

3

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
	3,880	Term Loan, 2.82%, Maturing August 23, 2013	$3,657,978
	2,741	Term Loan, 3.03%, Maturing August 23, 2013	2,591,158
EUR	1,053	Term Loan, 3.22%, Maturing August 23, 2013	1,290,975
		Valassis Communications, Inc.
	1,308	Term Loan, 2.79%, Maturing March 2, 2014	1,269,143
		West Corp.
	3,612	Term Loan, 2.75%, Maturing October 24, 2013	3,432,702
	5,246	Term Loan, 4.25%, Maturing July 15, 2016	5,098,597

			$130,962,099

Cable and Satellite Television — 9.6%
		Atlantic Broadband Finance, LLC
	191	Term Loan, 2.79%, Maturing September 1, 2011	$188,212
	5,134	Term Loan, 6.75%, Maturing May 31, 2013	5,080,829
		Bresnan Broadband Holdings, LLC
	1,429	Term Loan, 2.34%, Maturing June 30, 2013	1,419,750
	2,963	Term Loan, 2.39%, Maturing March 29, 2014	2,943,504
		Cequel Communications, LLC
	12,914	Term Loan, 2.35%, Maturing November 5, 2013	12,401,776
		Charter Communications Operating, Inc.
	18,390	Term Loan, 2.32%, Maturing March 6, 2014	17,490,114
		CSC Holdings, Inc.
	9,193	Term Loan, 2.09%, Maturing March 29, 2016	8,997,610
		DirectTV Holdings, LLC
	1,439	Term Loan, 1.82%, Maturing April 13, 2013	1,433,271
		Foxco Acquisition Sub., LLC
	2,276	Term Loan, 7.50%, Maturing July 14, 2015	2,190,614
		Insight Midwest Holdings, LLC
	7,838	Term Loan, 2.16%, Maturing April 7, 2014	7,450,420
		Kabel Deutschland GmbH
EUR	2,000	Term Loan, 3.89%, Maturing March 31, 2014	2,565,252
		MCC Iowa, LLC
	1,896	Term Loan, 2.06%, Maturing January 31, 2015	1,755,792
		Mediacom Broadband, LLC
	3,375	Term Loan, 4.50%, Maturing October 23, 2017	3,239,156
		Mediacom Illinois, LLC
	5,815	Term Loan, 2.06%, Maturing January 31, 2015	5,344,730
		Mediacom, LLC
	1,925	Term Loan, 4.50%, Maturing October 23, 2017	1,864,041
		ProSiebenSat.1 Media AG
EUR	1,680	Term Loan, 2.44%, Maturing July 2, 2014	1,927,343
EUR	2,900	Term Loan, 2.44%, Maturing July 2, 2014	3,327,792
EUR	1,072	Term Loan, 3.52%, Maturing March 6, 2015	1,034,731
EUR	6,272	Term Loan, 2.57%, Maturing June 26, 2015	7,305,044
EUR	263	Term Loan, 2.57%, Maturing July 3, 2015	306,289
EUR	1,072	Term Loan, 3.77%, Maturing March 4, 2016	1,034,730
		San Juan Cable, LLC
	955	Term Loan, 2.10%, Maturing October 31, 2012	903,311
		UPC Broadband Holding B.V.
	1,864	Term Loan, 4.25%, Maturing December 30, 2016	1,777,442
EUR	9,221	Term Loan, 4.23%, Maturing December 31, 2016	11,104,130
	1,593	Term Loan, 4.25%, Maturing December 29, 2017	1,500,201
EUR	5,930	Term Loan, 4.48%, Maturing December 31, 2017	7,166,755
		Virgin Media Investment Holding
GBP	2,000	Term Loan, 4.53%, Maturing June 30, 2015	3,062,455
GBP	3,500	Term Loan, 4.78%, Maturing December 31, 2015	5,363,877
		YPSO Holding SA
EUR	963	Term Loan, 4.39%, Maturing June 16, 2014(2)	1,012,574
EUR	1,572	Term Loan, 4.39%, Maturing June 16, 2014(2)	1,652,095

4

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
EUR	2,496	Term Loan, 4.39%, Maturing June 16, 2014(2)	$2,623,812

			$125,467,652

Chemicals and Plastics — 7.6%
		Arizona Chemical, Inc.
	835	Term Loan, 2.54%, Maturing February 28, 2013	$791,483
		Brenntag Holding GmbH and Co. KG
	3,537	Term Loan, 4.09%, Maturing January 20, 2014	3,550,027
	521	Term Loan, 4.10%, Maturing January 20, 2014	523,279
EUR	2,071	Term Loan, 4.36%, Maturing January 20, 2014	2,673,372
EUR	377	Term Loan, 4.88%, Maturing January 19, 2015	486,635
EUR	486	Term Loan, 5.00%, Maturing January 19, 2015	627,272
	1,000	Term Loan - Second Lien, 6.47%, Maturing July 7, 2015	986,667
		British Vita UK, Ltd.
EUR	969	Term Loan, 5.99%, Maturing June 30, 2014	1,253,912
		Celanese Holdings, LLC
	2,500	Term Loan, 2.10%, Maturing April 2, 2014	2,400,000
	9,064	Term Loan, 2.28%, Maturing April 2, 2014	8,696,797
		Chemtura Corp.
	1,600	DIP Loan, 6.00%, Maturing February 11, 2011	1,599,000
		Cognis GmbH
EUR	615	Term Loan, 2.72%, Maturing September 16, 2013	792,439
EUR	2,510	Term Loan, 2.72%, Maturing September 16, 2013	3,235,791
		Columbian Chemicals Acquisition
	424	Term Loan, 6.56%, Maturing March 16, 2013	419,886
		Ferro Corp.
	3,482	Term Loan, 6.53%, Maturing June 6, 2012	3,472,803
		Hexion Specialty Chemicals, Inc.
	1,362	Term Loan, 4.31%, Maturing May 5, 2015	1,281,558
	3,068	Term Loan, 4.31%, Maturing May 5, 2015	2,886,145
	3,880	Term Loan, 4.31%, Maturing May 5, 2015	3,598,700
EUR	731	Term Loan, 4.79%, Maturing May 5, 2015	852,612
		Huntsman International, LLC
	4,836	Term Loan, 2.21%, Maturing April 21, 2014	4,549,195
		INEOS Group
	298	Term Loan, 7.00%, Maturing December 14, 2012	298,128
	2,525	Term Loan, 7.50%, Maturing December 16, 2013	2,489,661
EUR	2,954	Term Loan, 7.50%, Maturing December 16, 2013	3,797,683
	2,459	Term Loan, 8.00%, Maturing December 16, 2014	2,423,880
EUR	2,954	Term Loan, 8.00%, Maturing December 16, 2014	3,797,683
EUR	1,000	Term Loan, 9.00%, Maturing December 16, 2015	1,222,681
		ISP Chemco, Inc.
	6,584	Term Loan, 1.88%, Maturing June 4, 2014	6,238,146
		Kraton Polymers, LLC
	3,732	Term Loan, 2.38%, Maturing May 13, 2013	3,531,000
		Lyondell Chemical Co.
	1,550	Term Loan, 5.50%, Maturing April 8, 2016	1,563,442
		MacDermid, Inc.
EUR	1,031	Term Loan, 2.83%, Maturing April 11, 2014	1,242,389
		Millenium Inorganic Chemicals
	3,897	Term Loan, 2.78%, Maturing May 15, 2014	3,629,131
		Momentive Performance Material
	4,678	Term Loan, 2.63%, Maturing December 4, 2013	4,341,138
		Nalco Co.
	995	Term Loan, 2.51%, Maturing May 13, 2016	960,486
	1,312	Term Loan, 6.50%, Maturing May 13, 2016	1,320,495
		Rockwood Specialties Group, Inc.
	5,023	Term Loan, 6.00%, Maturing May 15, 2014	5,035,915
		Schoeller Arca Systems Holding
EUR	289	Term Loan, 5.05%, Maturing November 16, 2015	256,135

5

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
EUR	824	Term Loan, 5.05%, Maturing November 16, 2015	$730,288
EUR	887	Term Loan, 5.05%, Maturing November 16, 2015	785,861
		Solutia, Inc.
	1,750	Revolving Loan, 1.09%, Maturing March 12, 2015(3)	1,627,500
	6,209	Term Loan, 4.75%, Maturing March 17, 2017	6,229,395
		Styron S.A.R.L.
	3,675	Term Loan, 7.50%, Maturing June 17, 2016	3,707,156

			$99,905,766

Clothing/Textiles — 0.4%
		Hanesbrands, Inc.
	2,349	Term Loan, 5.25%, Maturing December 10, 2015	$2,364,235
		Phillips Van Heusen Corp.
	2,437	Term Loan, 4.75%, Maturing May 6, 2016	2,451,323

			$4,815,558

Conglomerates — 2.7%
		Aquilex Holdings, LLC
	998	Term Loan, 5.50%, Maturing April 1, 2016	$994,590
		Doncasters (Dunde HoldCo 4 Ltd.)
	1,304	Term Loan, 4.33%, Maturing July 13, 2015	1,114,592
GBP	579	Term Loan, 4.57%, Maturing July 13, 2015	784,007
	1,304	Term Loan, 4.83%, Maturing July 13, 2015	1,114,592
GBP	579	Term Loan, 5.07%, Maturing July 13, 2015	784,006
		Gentek Holding, LLC
	747	Term Loan, 7.00%, Maturing October 29, 2014	749,584
		Jarden Corp.
	641	Term Loan, 2.28%, Maturing January 24, 2012	629,723
	2,717	Term Loan, 2.28%, Maturing January 24, 2012	2,666,997
	984	Term Loan, 3.03%, Maturing January 24, 2012	969,951
		Johnson Diversey, Inc.
	1,940	Term Loan, 5.50%, Maturing November 24, 2015	1,940,250
		Manitowoc Company, Inc. (The)
	3,987	Term Loan, 8.00%, Maturing November 6, 2014	3,995,579
		Polymer Group, Inc.
	5,356	Term Loan, 7.00%, Maturing November 24, 2014	5,376,064
		RBS Global, Inc.
	1,060	Term Loan, 2.63%, Maturing July 19, 2013	1,003,964
	4,878	Term Loan, 2.88%, Maturing July 19, 2013	4,661,413
		RGIS Holdings, LLC
	252	Term Loan, 3.03%, Maturing April 30, 2014	233,117
	5,049	Term Loan, 3.03%, Maturing April 30, 2014	4,662,342
		US Investigations Services, Inc.
	1,945	Term Loan, 3.54%, Maturing February 21, 2015	1,718,772
	1,800	Term Loan, Maturing February 21, 2015(5)	1,800,000
		Vertrue, Inc.
	978	Term Loan, 3.54%, Maturing August 16, 2014	849,953

			$36,049,496

Containers and Glass Products — 3.9%
		Berry Plastics Corp.
	6,042	Term Loan, 2.34%, Maturing April 3, 2015	$5,573,372
		BWAY Corp.
	174	Term Loan, 5.50%, Maturing June 16, 2017	173,788
	1,851	Term Loan, 5.50%, Maturing June 16, 2017	1,853,743
		Consolidated Container Co.
	830	Term Loan, 2.56%, Maturing March 28, 2014	766,728
	1,500	Term Loan - Second Lien, 5.81%, Maturing September 28, 2014	1,301,250
		Crown Americas, Inc.
	567	Term Loan, 2.10%, Maturing November 15, 2012	562,889

6

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
EUR	388	Term Loan, 2.32%, Maturing November 15, 2012	$497,492
		Graham Packaging Holdings Co.
	3,550	Term Loan, 2.64%, Maturing October 7, 2011	3,546,126
	6,871	Term Loan, 6.75%, Maturing April 5, 2014	6,938,801
		Graphic Packaging International, Inc.
	5,474	Term Loan, 2.52%, Maturing May 16, 2014	5,298,031
	1,754	Term Loan, 3.28%, Maturing May 16, 2014	1,723,951
		JSG Acquisitions
EUR	1,528	Term Loan, 4.06%, Maturing December 31, 2014	1,956,432
EUR	1,511	Term Loan, 4.25%, Maturing December 31, 2014	1,934,064
		OI European Group B.V.
EUR	3,790	Term Loan, 2.02%, Maturing June 14, 2013	4,821,641
		Owens-Brockway Glass Container
	4,738	Term Loan, 1.84%, Maturing June 14, 2013	4,698,416
		Reynolds Group Holdings, Inc.
	2,125	Term Loan, 5.75%, Maturing May 5, 2016	2,118,359
	2,286	Term Loan, 6.25%, Maturing May 5, 2016	2,283,911
		Smurfit-Stone Container Corp
	5,625	Term Loan, 6.75%, Maturing February 22, 2016	5,659,132

			$51,708,126

Cosmetics/Toiletries — 0.7%
		Alliance Boots Holdings, Ltd.
GBP	1,000	Term Loan, 3.56%, Maturing July 5, 2015	$1,458,002
EUR	2,000	Term Loan, 3.58%, Maturing July 5, 2015	2,460,059
		American Safety Razor Co.
	1,000	Term Loan - Second Lien, 0.00%, Maturing January 30, 2014(6)	125,000
		Bausch & Lomb, Inc.
	605	Term Loan, 3.57%, Maturing April 24, 2015	580,801
	2,497	Term Loan, 3.63%, Maturing April 24, 2015	2,398,013
		Prestige Brands, Inc.
	1,995	Term Loan, 4.75%, Maturing March 24, 2016	1,992,506

			$9,014,381

Drugs — 0.8%
		Graceway Pharmaceuticals, LLC
	4,964	Term Loan, 3.07%, Maturing May 3, 2012	$4,167,497
	1,000	Term Loan - Second Lien, 6.82%, Maturing May 3, 2013	398,333
		Pharmaceutical Holdings Corp.
	439	Term Loan, 4.57%, Maturing January 30, 2012	427,779
		Warner Chilcott Corp.
	1,660	Term Loan, 5.50%, Maturing October 30, 2014	1,660,573
	782	Term Loan, 5.75%, Maturing April 30, 2015	782,769
	1,294	Term Loan, 5.75%, Maturing April 30, 2015	1,295,198
	1,302	Term Loan, 5.75%, Maturing April 30, 2015	1,303,453

			$10,035,602

Ecological Services and Equipment — 1.3%
		Blue Waste B.V. (AVR Acquisition)
EUR	2,000	Term Loan, 2.89%, Maturing March 31, 2014	$2,331,988
		Environmental Systems Products Holdings, Inc.
	179	Term Loan - Second Lien, 13.50%, Maturing September 12, 2014	167,101
		Kemble Water Structure, Ltd.
GBP	8,500	Term Loan - Second Lien, 4.88%, Maturing October 13, 2013	11,774,289
		Sensus Metering Systems, Inc.
	2,974	Term Loan, 7.00%, Maturing June 3, 2013	2,989,033

			$17,262,411

7

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Electronics/Electrical — 4.0%
		Aspect Software, Inc.
	3,666	Term Loan, 6.25%, Maturing April 19, 2016	$3,604,714
		Christie/Aix, Inc.
	1,734	Term Loan, 5.25%, Maturing April 29, 2016	1,722,747
		FCI International S.A.S.
	497	Term Loan, 3.91%, Maturing November 1, 2013	461,802
	516	Term Loan, 3.91%, Maturing November 1, 2013	479,683
	497	Term Loan, 3.91%, Maturing October 31, 2014	461,802
	516	Term Loan, 3.91%, Maturing October 31, 2014	479,683
		Freescale Semiconductor, Inc.
	4,936	Term Loan, 4.60%, Maturing December 1, 2016	4,547,757
		Infor Enterprise Solutions Holdings
	500	Term Loan, 5.82%, Maturing March 2, 2014	387,500
EUR	1,930	Term Loan, 5.58%, Maturing July 28, 2015	2,282,436
	4,076	Term Loan, 6.07%, Maturing July 28, 2015	3,800,404
	7,811	Term Loan, 6.07%, Maturing July 28, 2015	7,245,050
		Network Solutions, LLC
	1,718	Term Loan, 2.57%, Maturing March 7, 2014	1,620,901
		Open Solutions, Inc.
	5,395	Term Loan, 2.63%, Maturing January 23, 2014	4,669,866
		Sensata Technologies Finance Co.
	7,539	Term Loan, 2.23%, Maturing April 26, 2013	7,118,727
		Shield Finance Co. S.A.R.L.
	2,025	Term Loan, 7.75%, Maturing June 15, 2016	1,959,187
		Spansion, LLC
	1,995	Term Loan, 7.50%, Maturing January 8, 2015	1,984,403
		Spectrum Brands, Inc.
	7,525	Term Loan, 8.00%, Maturing June 16, 2016	7,614,359
		VeriFone, Inc.
	223	Term Loan, 3.07%, Maturing October 31, 2013	218,050
		Vertafore, Inc.
	2,175	Term Loan, Maturing July 29, 2016(5)	2,168,884

			$52,827,955

Equipment Leasing — 0.6%
		AWAS Capital, Inc.
	3,774	Term Loan, 2.31%, Maturing March 22, 2013	$3,547,115
		Hertz Corp.
	785	Term Loan, 2.09%, Maturing December 21, 2012	760,493
	4,245	Term Loan, 2.09%, Maturing December 21, 2012	4,112,101

			$8,419,709

Farming/Agriculture — 0.5%
		CF Industries, Inc.
	4,607	Term Loan, 4.50%, Maturing April 6, 2015	$4,633,772
		Wm. Bolthouse Farms, Inc.
	1,696	Term Loan, 5.50%, Maturing February 11, 2016	1,693,842

			$6,327,614

Financial Intermediaries — 3.9%
		Citco III, Ltd.
	5,318	Term Loan, 4.75%, Maturing May 30, 2014	$5,105,584
		E.A. Viner International Co.
	126	Term Loan, 5.04%, Maturing July 31, 2013	119,713
		Fidelity National Information Services, Inc.
	5,700	Term Loan, 5.25%, Maturing July 18, 2016	5,739,780
		First Data Corp.
	992	Term Loan, 3.08%, Maturing September 24, 2014	866,029
	992	Term Loan, 3.08%, Maturing September 24, 2014	864,893

8

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
	3,974	Term Loan, 3.08%, Maturing September 24, 2014	$3,466,893
		Grosvenor Capital Management
	1,358	Term Loan, 2.38%, Maturing December 5, 2013	1,289,687
		Interactive Data Corp.
	3,400	Term Loan, Maturing January 27, 2017(5)	3,398,582
		Jupiter Asset Management Group
GBP	1,030	Term Loan, 4.44%, Maturing March 17, 2015	1,524,161
		LPL Holdings, Inc.
	2,777	Term Loan, 2.21%, Maturing June 28, 2013	2,654,522
	8,742	Term Loan, 4.25%, Maturing June 25, 2015	8,413,959
	5,062	Term Loan, 5.25%, Maturing June 28, 2017	5,030,673
		MSCI, Inc.
	7,650	Term Loan, 4.75%, Maturing June 1, 2016	7,697,812
		Nuveen Investments, Inc.
	3,262	Term Loan, 3.51%, Maturing November 13, 2014	2,881,983
		Oxford Acquisition III, Ltd.
	1,234	Term Loan, 2.26%, Maturing May 12, 2014	1,085,559
		RJO Holdings Corp. (RJ O’Brien)
	1,467	Term Loan, 5.35%, Maturing July 12, 2014(2)	997,535

			$51,137,365

Food Products — 2.6%
		American Seafoods Group, LLC
	1,650	Term Loan, 5.50%, Maturing May 7, 2015	$1,647,411
		B&G Foods, Inc.
	1,130	Term Loan, 2.54%, Maturing February 26, 2013	1,124,783
		BL Marketing, Ltd.
GBP	1,500	Term Loan, 2.90%, Maturing December 31, 2013	2,205,635
		Dean Foods Co.
	8,929	Term Loan, 1.92%, Maturing April 2, 2014	8,382,438
		Dole Food Company, Inc.
	312	Term Loan, 8.00%, Maturing August 30, 2010	313,188
	2,448	Term Loan, 5.02%, Maturing March 2, 2017	2,455,599
	986	Term Loan, 5.04%, Maturing March 2, 2017	988,666
		Michael Foods Holdings, Inc.
	1,700	Term Loan, 6.25%, Maturing June 29, 2016	1,706,587
		Pinnacle Foods Finance, LLC
	3,000	Revolving Loan, 0.93%, Maturing April 2, 2013(3)	2,730,000
	10,268	Term Loan, 2.85%, Maturing April 2, 2014	9,693,337
	2,425	Term Loan, 7.50%, Maturing April 2, 2014	2,435,825

			$33,683,469

Food Service — 3.5%
		AFC Enterprises, Inc.
	627	Term Loan, 7.00%, Maturing May 11, 2013	$628,682
		Aramark Corp.
	441	Term Loan, 2.07%, Maturing January 27, 2014	414,340
	6,209	Term Loan, 2.41%, Maturing January 27, 2014	5,828,384
	795	Term Loan, 3.60%, Maturing July 26, 2016	766,897
	12,089	Term Loan, 3.78%, Maturing July 26, 2016	11,661,174
		Buffets, Inc.
	2,943	Term Loan, 12.00%, Maturing April 21, 2015(2)	2,668,816
	331	Term Loan, 7.53%, Maturing April 22, 2015(2)	256,161
		CBRL Group, Inc.
	3,381	Term Loan, 1.85%, Maturing April 29, 2013	3,306,567
	2,158	Term Loan, 2.85%, Maturing April 27, 2016	2,117,967
		JRD Holdings, Inc.
	2,002	Term Loan, 2.58%, Maturing July 2, 2014	1,912,089
		NPC International, Inc.
	1,620	Term Loan, 2.20%, Maturing May 3, 2013	1,543,005

9

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		OSI Restaurant Partners, LLC
	511	Term Loan, 2.82%, Maturing June 14, 2013	$445,392
	5,511	Term Loan, 2.88%, Maturing June 14, 2014	4,798,854
		QCE Finance, LLC
	3,869	Term Loan, 5.13%, Maturing May 5, 2013	3,209,295
		Sagittarius Restaurants, LLC
	1,375	Term Loan, 7.50%, Maturing May 18, 2015	1,356,094
		Selecta
GBP	2,500	Term Loan, 3.99%, Maturing June 28, 2015	3,295,213
		Wendys/Arbys Restaurants, LLC
	2,050	Term Loan, 5.00%, Maturing May 24, 2017	2,055,894

			$46,264,824

Food/Drug Retailers — 3.3%
		General Nutrition Centers, Inc.
	8,135	Term Loan, 2.71%, Maturing September 16, 2013	$7,680,489
		Pantry, Inc. (The)
	732	Term Loan, 2.07%, Maturing May 15, 2014	700,162
	2,541	Term Loan, 2.07%, Maturing May 15, 2014	2,431,766
		Rite Aid Corp.
	16,958	Term Loan, 2.09%, Maturing June 4, 2014	14,914,343
	2,429	Term Loan, 6.00%, Maturing June 4, 2014	2,301,759
	2,491	Term Loan, 9.50%, Maturing June 10, 2015	2,545,127
		Roundy’s Supermarkets, Inc.
	10,686	Term Loan, 7.00%, Maturing November 3, 2013	10,655,575
	2,000	Term Loan - Second Lien, 10.00%, Maturing April 18, 2016	2,032,500

			$43,261,721

Forest Products — 1.5%
		Georgia-Pacific Corp.
	9,685	Term Loan, 2.48%, Maturing December 20, 2012	$9,543,699
	7,445	Term Loan, 2.53%, Maturing December 21, 2012	7,336,342
	3,178	Term Loan, 3.79%, Maturing December 23, 2014	3,168,002

			$20,048,043

Health Care — 13.8%
		Alliance Healthcare Services
	3,806	Term Loan, 5.50%, Maturing June 1, 2016	$3,755,131
		American Medical Systems
	486	Term Loan, 2.63%, Maturing July 20, 2012	468,834
		AMR Holdco, Inc.
	994	Term Loan, 3.34%, Maturing April 8, 2015	991,266
		Ardent Medical Services, Inc.
	2,693	Term Loan, 6.50%, Maturing September 9, 2015	2,627,602
		Aveta Holdings, LLC
	1,447	Term Loan, 8.00%, Maturing April 14, 2015	1,417,492
	1,447	Term Loan, 8.00%, Maturing April 14, 2015	1,417,492
		Biomet, Inc.
	10,311	Term Loan, 3.51%, Maturing March 25, 2015	10,046,212
EUR	1,040	Term Loan, 3.64%, Maturing March 25, 2015	1,289,312
		Cardinal Health 409, Inc.
	5,893	Term Loan, 2.57%, Maturing April 10, 2014	5,332,939
		Carestream Health, Inc.
	6,105	Term Loan, 2.32%, Maturing April 30, 2013	5,804,951
	1,000	Term Loan - Second Lien, 5.57%, Maturing October 30, 2013	931,429
		Carl Zeiss Vision Holding GmbH
	3,701	Term Loan, 2.82%, Maturing July 24, 2015	2,989,789
		Community Health Systems, Inc.
	1,009	Term Loan, 2.79%, Maturing July 25, 2014	957,026
	19,650	Term Loan, 2.79%, Maturing July 25, 2014	18,647,032

10

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Concentra, Inc.
	2,077	Term Loan, 2.79%, Maturing June 25, 2014	$1,940,134
		ConMed Corp.
	997	Term Loan, 1.82%, Maturing April 12, 2013	937,292
		CRC Health Corp.
	1,330	Term Loan, 2.78%, Maturing February 6, 2013	1,213,605
	1,431	Term Loan, 2.78%, Maturing February 6, 2013	1,305,879
		Dako EQT Project Delphi
EUR	1,337	Term Loan, 2.60%, Maturing May 29, 2015	1,489,528
		DaVita, Inc.
	7,807	Term Loan, 1.86%, Maturing October 5, 2012	7,652,165
		DJO Finance, LLC
	889	Term Loan, 3.32%, Maturing May 20, 2014	848,294
		Fresenius SE
	361	Term Loan, 4.50%, Maturing September 10, 2014	362,925
	633	Term Loan, 4.50%, Maturing September 10, 2014	635,344
		Harvard Drug Group, LLC
	119	Term Loan, 6.50%, Maturing April 8, 2016	114,593
	868	Term Loan, 6.50%, Maturing April 8, 2016	833,407
		HCA, Inc.
	5,238	Term Loan, 2.78%, Maturing November 18, 2013	5,066,951
	12,561	Term Loan, 3.78%, Maturing March 31, 2017	12,250,162
		Health Management Association, Inc.
	10,406	Term Loan, 2.28%, Maturing February 28, 2014	9,810,405
		HealthSouth Corp.
	600	Term Loan, 2.50%, Maturing March 10, 2012	570,000
	1,360	Term Loan, 2.79%, Maturing March 11, 2013	1,322,716
	1,119	Term Loan, 4.29%, Maturing September 10, 2015	1,108,042
		Iasis Healthcare, LLC
	952	Term Loan, 2.32%, Maturing March 14, 2014	900,958
	2,752	Term Loan, 2.32%, Maturing March 14, 2014	2,603,172
	259	Term Loan, 3.21%, Maturing March 14, 2014	245,159
		Ikaria Acquisition, Inc.
	2,000	Term Loan, 7.00%, Maturing May 16, 2016	1,935,000
		IM U.S. Holdings, LLC
	3,807	Term Loan, 2.42%, Maturing June 26, 2014	3,650,201
	1,986	Term Loan - Second Lien, 4.57%, Maturing June 26, 2015	1,925,979
		IMS Health, Inc.
	2,995	Term Loan, 5.25%, Maturing February 26, 2016	3,005,586
		inVentiv Health, Inc.
	1,980	Term Loan, 2.29%, Maturing July 6, 2014	1,970,296
		Lifepoint Hospitals, Inc.
	2,242	Term Loan, 3.25%, Maturing April 15, 2015	2,189,723
		MPT Operating Partnership, LP
	2,525	Term Loan, 5.00%, Maturing May 17, 2016	2,512,375
		MultiPlan Merger Corp.
	1,033	Term Loan, 3.63%, Maturing April 12, 2013	1,027,564
	1,303	Term Loan, 3.63%, Maturing April 12, 2013	1,296,417
	1,538	Term Loan, 6.00%, Maturing April 12, 2013	1,535,531
		Mylan, Inc.
	3,791	Term Loan, 3.75%, Maturing October 2, 2014	3,778,614
		National Mentor Holdings, Inc.
	190	Term Loan, 2.30%, Maturing June 29, 2013	167,076
	3,081	Term Loan, 2.54%, Maturing June 29, 2013	2,703,767
		Nyco Holdings
	990	Term Loan, 4.14%, Maturing December 29, 2014	914,986
EUR	2,299	Term Loan, 4.47%, Maturing December 29, 2014	2,796,003
	990	Term Loan, 4.89%, Maturing December 29, 2015	914,986
EUR	2,299	Term Loan, 5.22%, Maturing December 29, 2015	2,796,003

11

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Prime Healthcare Services, Inc.
	5,486	Term Loan, 7.25%, Maturing April 22, 2015	$5,266,800
		RadNet Management, Inc.
	2,569	Term Loan, 5.75%, Maturing April 1, 2016	2,538,595
		ReAble Therapeutics Finance, LLC
	4,317	Term Loan, 2.41%, Maturing November 16, 2013	4,183,844
		RehabCare Group, Inc.
	1,901	Term Loan, 6.00%, Maturing November 24, 2015	1,889,467
		Select Medical Holdings Corp.
	5,568	Term Loan, 4.23%, Maturing August 22, 2014	5,425,625
		Skillsoft Corp.
	3,000	Term Loan, 6.50%, Maturing May 19, 2017	3,011,250
		Sunrise Medical Holdings, Inc.
EUR	1,163	Term Loan, 8.00%, Maturing May 13, 2014	1,424,724
		TZ Merger Sub., Inc. (TriZetto)
	964	Term Loan, 7.50%, Maturing August 4, 2015	963,668
		Universal Health Services, Inc.
	5,025	Term Loan, Maturing July 28, 2016(5)	4,995,689
		Vanguard Health Holding Co., LLC
	3,791	Term Loan, 5.00%, Maturing January 29, 2016	3,759,228
		VWR International, Inc.
	5,298	Term Loan, 2.82%, Maturing June 30, 2014	4,920,784

			$181,387,019

Home Furnishings — 0.8%
		Hunter Fan Co.
	1,402	Term Loan, 2.85%, Maturing April 16, 2014	$1,248,984
		Interline Brands, Inc.
	2,635	Term Loan, 2.08%, Maturing June 23, 2013	2,450,853
	717	Term Loan, 2.08%, Maturing June 23, 2013	667,174
		National Bedding Co., LLC
	3,934	Term Loan, 2.38%, Maturing February 28, 2013	3,776,794
		Oreck Corp.
	237	Term Loan - Second Lien, 4.04%, Maturing March 19, 2016(7)	189,826
		Sanitec Europe OY
EUR	2,325	Term Loan, 2.50%, Maturing June 24, 2016	2,231,753

			$10,565,384

Industrial Equipment — 2.9%
		Brand Energy and Infrastructure Services, Inc.
	1,083	Term Loan, 3.81%, Maturing February 7, 2014	$990,854
		Bucyrus International, Inc.
	3,092	Term Loan, 4.50%, Maturing February 19, 2016	3,106,231
		CEVA Group PLC U.S.
	3,406	Term Loan, 3.32%, Maturing November 4, 2013	3,014,741
	413	Term Loan, 3.53%, Maturing November 4, 2013	363,235
EUR	257	Term Loan, 3.64%, Maturing November 4, 2013	294,607
EUR	437	Term Loan, 3.64%, Maturing November 4, 2013	500,277
EUR	537	Term Loan, 3.64%, Maturing November 4, 2013	614,843
EUR	435	Term Loan, 3.75%, Maturing November 4, 2013	498,885
		EPD Holdings, (Goodyear Engineering Products)
	448	Term Loan, 2.84%, Maturing July 31, 2014	382,947
	3,127	Term Loan, 2.84%, Maturing July 31, 2014	2,673,752
	1,000	Term Loan - Second Lien, 6.09%, Maturing July 13, 2015	762,500
		Generac Acquisition Corp.
	1,387	Term Loan, 2.90%, Maturing November 11, 2013	1,280,964
		Gleason Corp.
	2,340	Term Loan, 2.19%, Maturing June 30, 2013	2,117,509
		Jason, Inc.
	1,318	Term Loan, 0.00%, Maturing July 30, 2010(4)	988,678

12

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		John Maneely Co.
	5,868	Term Loan, 3.78%, Maturing December 9, 2013	$5,582,873
		KION Group GmbH
EUR	525	Term Loan, 4.39%, Maturing December 23, 2014(2)	544,781
	1,770	Term Loan, 2.82%, Maturing January 28, 2015(2)	1,386,862
EUR	485	Term Loan, 4.64%, Maturing December 29, 2015(2)	503,853
	1,770	Term Loan, 2.82%, Maturing January 28, 2016(2)	1,386,862
		Polypore, Inc.
	8,057	Term Loan, 2.32%, Maturing July 3, 2014	7,719,907
EUR	721	Term Loan, 2.64%, Maturing July 3, 2014	882,839
		TFS Acquisition Corp.
	1,990	Term Loan, 14.00%, Maturing August 11, 2013(2)	1,980,416

			$37,578,416

Insurance — 2.4%
		Alliant Holdings I, Inc.
	5,000	Term Loan, 0.50%, Maturing August 21, 2012(3)	$4,300,000
	978	Term Loan, 3.53%, Maturing August 21, 2014	922,156
		AmWINS Group, Inc.
	1,947	Term Loan, 3.04%, Maturing June 8, 2013	1,802,501
		Applied Systems, Inc.
	1,893	Term Loan, 2.82%, Maturing September 26, 2013	1,749,768
		CCC Information Services Group, Inc.
	3,913	Term Loan, 2.58%, Maturing February 10, 2013	3,779,542
		Conseco, Inc.
	7,167	Term Loan, 7.50%, Maturing October 10, 2013	7,023,828
		Crump Group, Inc.
	2,096	Term Loan, 3.32%, Maturing August 1, 2014	1,949,615
		HUB International Holdings, Inc.
	857	Term Loan, 3.03%, Maturing June 13, 2014	782,816
	3,811	Term Loan, 3.03%, Maturing June 13, 2014	3,482,601
	1,340	Term Loan, 6.75%, Maturing June 13, 2014	1,295,770
		U.S.I. Holdings Corp.
	4,666	Term Loan, 3.29%, Maturing May 5, 2014	4,266,752

			$31,355,349

Leisure Goods/Activities/Movies — 5.5%
		24 Hour Fitness Worldwide, Inc.
	1,000	Term Loan, 6.75%, Maturing April 22, 2016	$933,250
		AMC Entertainment, Inc.
	4,961	Term Loan, 2.08%, Maturing January 28, 2013	4,808,205
		Bombardier Recreational Products
	5,651	Term Loan, 3.19%, Maturing June 28, 2013	4,901,924
		Carmike Cinemas, Inc.
	5,655	Term Loan, 5.50%, Maturing January 27, 2016	5,654,087
		CFV I, LLC/Hicks Sports Group
	172	Term Loan, 11.44%, Maturing October 1, 2010(2)(3)	170,803
		Cinemark, Inc.
	9,224	Term Loan, 3.60%, Maturing April 29, 2016	9,017,394
		Deluxe Entertainment Services
	160	Term Loan, 6.25%, Maturing May 11, 2013	144,342
	1,479	Term Loan, 6.25%, Maturing May 11, 2013	1,331,445
	96	Term Loan, 6.35%, Maturing May 11, 2013	86,811
		Fender Musical Instruments Corp.
	271	Term Loan, 2.61%, Maturing June 9, 2014	237,566
	536	Term Loan, 2.79%, Maturing June 9, 2014	470,283
		Formula One (Alpha D2, Ltd.)
	2,400	Term Loan - Second Lien, 3.82%, Maturing June 30, 2014	2,147,251
		Metro-Goldwyn-Mayer Holdings, Inc.
	8,746	Term Loan, 0.00%, Maturing April 9, 2012(6)	3,835,335

13

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		National CineMedia, LLC
	2,700	Term Loan, 2.29%, Maturing February 13, 2015	$2,563,874
		Regal Cinemas Corp.
	7,857	Term Loan, 4.03%, Maturing November 21, 2016	7,750,159
		Revolution Studios Distribution Co., LLC
	3,486	Term Loan, 4.07%, Maturing December 21, 2014	2,823,506
	2,825	Term Loan - Second Lien, 7.32%, Maturing June 21, 2015	1,341,875
		Six Flags Theme Parks, Inc.
	6,125	Term Loan, 6.00%, Maturing June 30, 2016	6,088,219
		Southwest Sports Group, LLC
	3,725	Term Loan, 6.75%, Maturing December 22, 2010	3,408,375
		Sram, LLC
	966	Term Loan, 5.01%, Maturing April 30, 2015	967,931
		SW Acquisition Co., Inc.
	4,328	Term Loan, 5.75%, Maturing June 1, 2016	4,338,395
		Universal City Development Partners, Ltd.
	6,045	Term Loan, 5.50%, Maturing November 6, 2014	6,062,862
		Zuffa, LLC
	2,964	Term Loan, 2.38%, Maturing June 22, 2015	2,808,722

			$71,892,614

Lodging and Casinos — 4.5%
		Ameristar Casinos, Inc.
	3,462	Term Loan, 3.59%, Maturing November 10, 2012	$3,455,384
		Choctaw Resort Development Enterprise
	881	Term Loan, 4.00%, Maturing November 4, 2011	872,261
		Full Moon Holdco 3, Ltd.
GBP	500	Term Loan, 4.52%, Maturing November 20, 2014	673,753
GBP	500	Term Loan, 5.02%, Maturing November 20, 2015	673,753
		Gala Electric Casinos, Ltd.
GBP	2,250	Term Loan, 4.96%, Maturing December 12, 2014	3,258,928
GBP	2,250	Term Loan, 5.45%, Maturing December 12, 2014	3,258,928
		Harrah’s Operating Co.
	3,622	Term Loan, 3.50%, Maturing January 28, 2015	3,118,646
	995	Term Loan, 9.50%, Maturing October 31, 2016	1,019,322
		Herbst Gaming, Inc.
	2,411	Term Loan, 0.00%, Maturing January 2, 2014(6)	1,483,019
	4,477	Term Loan, 0.00%, Maturing January 2, 2014(6)	2,753,596
		Isle of Capri Casinos, Inc.
	1,471	Term Loan, 5.00%, Maturing November 25, 2013	1,393,919
	1,913	Term Loan, 5.00%, Maturing November 25, 2013	1,813,114
	4,783	Term Loan, 5.00%, Maturing November 25, 2013	4,532,788
		LodgeNet Entertainment Corp.
	3,549	Term Loan, 2.54%, Maturing April 4, 2014	3,287,411
		New World Gaming Partners, Ltd.
	667	Term Loan, 3.05%, Maturing September 30, 2014	649,124
	3,295	Term Loan, 3.05%, Maturing September 30, 2014	3,204,843
		Penn National Gaming, Inc.
	8,919	Term Loan, 2.10%, Maturing October 3, 2012	8,741,005
		Tropicana Entertainment, Inc.
	210	Term Loan, 15.00%, Maturing December 29, 2012	231,760
		Venetian Casino Resort/Las Vegas Sands, Inc.
	2,803	Term Loan, 2.07%, Maturing May 23, 2014	2,608,356
	11,097	Term Loan, 2.07%, Maturing May 23, 2014	10,326,960
		VML US Finance, LLC
	730	Term Loan, 5.04%, Maturing May 25, 2012	713,521
	1,264	Term Loan, 5.04%, Maturing May 27, 2013	1,235,292

			$59,305,683

14

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Nonferrous Metals/Minerals — 1.1%
		Euramax International, Inc.
	1,079	Term Loan, 10.00%, Maturing June 29, 2013	$1,017,467
	1,114	Term Loan, 14.00%, Maturing June 29, 2013(2)	1,051,334
EUR	707	Term Loan, 10.00%, Maturing June 29, 2015	868,222
EUR	738	Term Loan, 14.00%, Maturing June 29, 2015(2)	906,505
		Noranda Aluminum Acquisition
	699	Term Loan, 2.54%, Maturing May 18, 2014	648,550
		Novelis, Inc.
	1,916	Term Loan, 2.32%, Maturing July 6, 2014	1,837,745
	4,215	Term Loan, 2.54%, Maturing July 6, 2014	4,043,276
		Oxbow Carbon and Mineral Holdings
	3,693	Term Loan, 2.53%, Maturing May 8, 2014	3,501,065

			$13,874,164

Oil and Gas — 3.7%
		Atlas Pipeline Partners, L.P.
	3,121	Term Loan, 6.75%, Maturing July 27, 2014	$3,114,064
		Big West Oil, LLC
	1,125	Term Loan, 12.00%, Maturing February 19, 2015	1,134,375
		CGGVeritas Services, Inc.
	1,871	Term Loan, 5.50%, Maturing January 12, 2016	1,847,969
		Citgo Petroleum Corp.
	1,325	Term Loan, 8.25%, Maturing June 24, 2015	1,305,332
	5,950	Term Loan, 9.25%, Maturing June 15, 2017	5,964,411
		Dresser, Inc.
	5,668	Term Loan, 2.70%, Maturing May 4, 2014	5,270,983
		Dynegy Holdings, Inc.
	1,042	Term Loan, 4.07%, Maturing April 2, 2013	977,565
	8,083	Term Loan, 4.07%, Maturing April 2, 2013	7,581,376
		Energy Transfer Equity, L.P.
	2,825	Term Loan, 2.09%, Maturing November 1, 2012	2,756,141
		Enterprise GP Holdings, L.P.
	3,259	Term Loan, 2.78%, Maturing November 10, 2014	3,177,037
		Hercules Offshore, Inc.
	4,733	Term Loan, 6.00%, Maturing July 11, 2013	4,216,720
		Precision Drilling Corp.
	878	Term Loan, 4.35%, Maturing December 23, 2013	860,101
		Semcrude Pipeline, LLC
	2,349	Term Loan, 7.50%, Maturing June 2, 2014	2,343,551
		SemGroup Corp.
	2,673	Term Loan, 8.10%, Maturing November 30, 2012	2,649,402
		Sheridan Production Partners I, LLC
	253	Term Loan, 7.50%, Maturing April 20, 2017	245,618
	415	Term Loan, 7.50%, Maturing April 20, 2017	402,121
	3,129	Term Loan, 7.50%, Maturing April 20, 2017	3,034,685
		Targa Resources, Inc.
	1,191	Term Loan, 5.75%, Maturing July 5, 2016	1,193,506

			$48,074,957

Publishing — 5.5%
		American Media Operations, Inc.
	4,727	Term Loan, 10.00%, Maturing January 30, 2013(2)	$4,543,877
		Aster Zweite Beteiligungs GmbH
	2,475	Term Loan, 2.64%, Maturing September 27, 2013	2,215,125
		Black Press US Partnership
	563	Term Loan, 2.54%, Maturing August 2, 2013	493,637
	927	Term Loan, 2.54%, Maturing August 2, 2013	813,049
		GateHouse Media Operating, Inc.
	4,828	Term Loan, 2.33%, Maturing August 28, 2014	1,960,115

15

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
	2,058	Term Loan, 2.34%, Maturing August 28, 2014	$835,394
	4,216	Term Loan, 2.59%, Maturing August 28, 2014	1,711,742
		Getty Images, Inc.
	3,137	Term Loan, 6.25%, Maturing July 2, 2015	3,152,251
		Laureate Education, Inc.
	643	Term Loan, 3.74%, Maturing August 17, 2014	585,740
	4,294	Term Loan, 3.74%, Maturing August 17, 2014	3,911,616
	993	Term Loan, 7.00%, Maturing August 31, 2014	975,627
		MediaNews Group, Inc.
	1,116	Term Loan, 8.50%, Maturing March 19, 2014	1,051,622
		Mediannuaire Holding
EUR	446	Term Loan, 2.97%, Maturing October 10, 2014	417,091
EUR	445	Term Loan, 3.47%, Maturing October 9, 2015	415,812
		Merrill Communications, LLC
	5,366	Term Loan, 8.50%, Maturing December 24, 2012	5,050,778
		Nelson Education, Ltd.
	1,507	Term Loan, 3.03%, Maturing July 5, 2014	1,364,174
		Newspaper Holdings, Inc.
	7,911	Term Loan, 2.00%, Maturing July 24, 2014	4,746,362
		Nielsen Finance, LLC
	9,714	Term Loan, 2.35%, Maturing August 9, 2013	9,244,533
	4,695	Term Loan, 4.10%, Maturing May 2, 2016	4,549,884
		Penton Media, Inc.
	1,748	Term Loan, 5.00%, Maturing August 1, 2014(2)	1,243,889
		Philadelphia Newspapers, LLC
	2,171	Term Loan, 0.00%, Maturing June 29, 2013(6)	667,716
		Source Interlink Companies, Inc.
	909	Term Loan, 10.75%, Maturing June 18, 2013	872,727
	534	Term Loan, 15.00%, Maturing March 18, 2014(2)	336,538
		Source Media, Inc.
	1,976	Term Loan, 6.04%, Maturing November 8, 2011	1,892,372
		Star Tribune Co. (The)
	251	Term Loan, 8.00%, Maturing September 28, 2014(7)	204,503
	167	Term Loan, 8.00%, Maturing September 29, 2014(7)	119,273
		TL Acquisitions, Inc.
	997	Term Loan, 3.03%, Maturing July 3, 2014	884,884
		Trader Media Corp.
GBP	4,251	Term Loan, 2.70%, Maturing March 23, 2015	5,999,581
		Tribune Co.
	4,940	Term Loan, 0.00%, Maturing June 4, 2014(6)	2,809,823
		Xsys, Inc.
	3,796	Term Loan, 2.64%, Maturing September 27, 2013	3,397,211
	3,877	Term Loan, 2.64%, Maturing September 27, 2014	3,469,998
EUR	1,226	Term Loan, 2.97%, Maturing September 27, 2014	1,472,653
	1,290	Term Loan - Second Lien, 4.94%, Maturing September 27, 2015	1,109,486

			$72,519,083

Radio and Television — 4.0%
		Block Communications, Inc.
	1,764	Term Loan, 2.32%, Maturing December 22, 2011	$1,662,903
		CMP Susquehanna Corp.
	3,876	Term Loan, 2.38%, Maturing May 5, 2013	3,388,564
		Emmis Operating Co.
	3,134	Term Loan, 4.54%, Maturing November 1, 2013	2,691,672
		Gray Television, Inc.
	1,476	Term Loan, 3.85%, Maturing December 31, 2014	1,389,696
		LBI Media, Inc.
	1,915	Term Loan, 1.82%, Maturing March 31, 2012	1,768,981
		Live Nation Worldwide, Inc.
	5,362	Term Loan, 4.50%, Maturing November 7, 2016	5,292,264

16

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Mission Broadcasting, Inc.
	1,238	Term Loan, 5.00%, Maturing September 30, 2016	$1,213,485
		NEP II, Inc.
	974	Term Loan, 2.33%, Maturing February 16, 2014	929,809
		Nexstar Broadcasting, Inc.
	1,937	Term Loan, 5.01%, Maturing September 30, 2016	1,898,015
		Raycom TV Broadcasting, LLC
	7,811	Term Loan, 1.88%, Maturing June 25, 2014	7,263,998
		Spanish Broadcasting System, Inc.
	6,017	Term Loan, 2.29%, Maturing June 11, 2012	5,424,992
		Univision Communications, Inc.
	18,035	Term Loan, 2.57%, Maturing September 29, 2014	15,793,576
		Weather Channel
	3,707	Term Loan, 5.00%, Maturing September 14, 2015	3,714,694
		Young Broadcasting, Inc.
	433	Term Loan, 8.00%, Maturing June 30, 2015	437,622

			$52,870,271

Rail Industries — 0.4%
		Kansas City Southern Railway Co.
	5,068	Term Loan, 2.22%, Maturing April 26, 2013	$4,929,027

			$4,929,027

Retailers (Except Food and Drug) — 2.8%
		American Achievement Corp.
	330	Term Loan, 6.26%, Maturing March 25, 2011	$313,775
		Amscan Holdings, Inc.
	1,456	Term Loan, 2.79%, Maturing May 25, 2013	1,378,838
		Dollar General Corp.
	1,000	Term Loan, 3.14%, Maturing July 7, 2014	972,688
		Harbor Freight Tools USA, Inc.
	2,060	Term Loan, 5.02%, Maturing February 24, 2016	2,056,291
		Josten’s Corp.
	2,393	Term Loan, 2.34%, Maturing October 4, 2011	2,364,174
		Mapco Express, Inc.
	380	Term Loan, 6.75%, Maturing April 28, 2011	370,802
		Neiman Marcus Group, Inc.
	4,688	Term Loan, 2.47%, Maturing April 5, 2013	4,430,645
		Orbitz Worldwide, Inc.
	3,684	Term Loan, 3.42%, Maturing July 25, 2014	3,463,913
		Oriental Trading Co., Inc.
	1,000	Term Loan - Second Lien, 0.00%, Maturing January 31, 2014(6)	175,000
		Pilot Travel Centers, LLC
	2,394	Term Loan, 5.25%, Maturing June 30, 2016	2,400,663
		Rent-A-Center, Inc.
	122	Term Loan, 2.18%, Maturing June 30, 2012	120,645
	2,138	Term Loan, 3.54%, Maturing March 31, 2015	2,117,087
		Rover Acquisition Corp.
	2,902	Term Loan, 2.66%, Maturing October 25, 2013	2,788,281
		Savers, Inc.
	2,768	Term Loan, 5.75%, Maturing March 11, 2016	2,781,903
		Vivarte
EUR	2,728	Term Loan, 2.53%, Maturing March 9, 2015	2,934,493
EUR	2,728	Term Loan, 3.03%, Maturing March 8, 2016	2,934,493
EUR	22	Term Loan - Second Lien, 4.03%, Maturing September 8, 2016	23,631
EUR	154	Term Loan - Second Lien, 4.03%, Maturing September 8, 2016	142,010
EUR	1,582	Term Loan - Second Lien, 4.03%, Maturing September 8, 2016	1,460,671

17

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Yankee Candle Company, Inc. (The)
	3,443	Term Loan, 2.32%, Maturing February 6, 2014	$3,295,926

			$36,525,929

Surface Transport — 0.3%
		Oshkosh Truck Corp.
	1,278	Term Loan, 6.54%, Maturing December 6, 2013	$1,284,161
		Swift Transportation Co., Inc.
	2,275	Term Loan, 8.25%, Maturing May 9, 2014	2,220,261

			$3,504,422

Telecommunications — 4.4%
		Alaska Communications Systems Holdings, Inc.
	5,569	Term Loan, 2.28%, Maturing February 1, 2012	$5,420,474
		Asurion Corp.
	8,461	Term Loan, 3.36%, Maturing July 3, 2014	8,120,268
	3,000	Term Loan - Second Lien, 6.84%, Maturing July 3, 2015	2,945,892
		BCM Luxembourg, Ltd.
EUR	2,000	Term Loan - Second Lien, 4.89%, Maturing March 31, 2016	1,856,990
		Cellular South, Inc.
	1,132	Term Loan, 1.83%, Maturing May 29, 2014	1,094,097
	3,328	Term Loan, 1.83%, Maturing May 29, 2014	3,215,982
		CommScope, Inc.
	2,209	Term Loan, 3.03%, Maturing December 26, 2014	2,158,823
		Intelsat Corp.
	7,278	Term Loan, 3.03%, Maturing January 3, 2014	6,883,182
	7,278	Term Loan, 3.03%, Maturing January 3, 2014	6,883,183
	7,280	Term Loan, 3.03%, Maturing January 3, 2014	6,885,301
		Intelsat Subsidiary Holding Co.
	2,646	Term Loan, 3.03%, Maturing July 3, 2013	2,517,817
		IPC Systems, Inc.
	1,310	Term Loan, 2.70%, Maturing May 31, 2014	1,172,076
GBP	214	Term Loan, 2.99%, Maturing May 31, 2014	300,745
		Macquarie UK Broadcast Ventures, Ltd.
GBP	2,508	Term Loan, 2.58%, Maturing December 1, 2014	3,237,141
		NTelos, Inc.
	1,985	Term Loan, 5.75%, Maturing August 7, 2015	1,989,962
		Telesat Canada, Inc.
	167	Term Loan, 3.32%, Maturing October 31, 2014	162,387
	1,949	Term Loan, 3.32%, Maturing October 31, 2014	1,890,555
		TowerCo Finance, LLC
	945	Term Loan, 6.25%, Maturing November 24, 2014	944,463

			$57,679,338

Utilities — 3.7%
		AEI Finance Holding, LLC
	738	Revolving Loan, 3.43%, Maturing March 30, 2012	$689,708
	4,824	Term Loan, 3.53%, Maturing March 30, 2014	4,506,218
		BRSP, LLC
	1,458	Term Loan, 7.50%, Maturing June 4, 2014	1,450,351
		Calpine Corp.
	8,787	DIP Loan, 3.42%, Maturing March 29, 2014	8,358,811
		Covanta Energy Corp.
	1,000	Term Loan, 1.93%, Maturing February 10, 2014	952,032
	1,964	Term Loan, 2.00%, Maturing February 10, 2014	1,870,966
		Electricinvest Holding Co.
GBP	600	Term Loan, 5.07%, Maturing October 24, 2012	737,893
EUR	4,335	Term Loan - Second Lien, 5.12%, Maturing October 24, 2012	4,441,850
		New Development Holdings, Inc.
	2,000	Term Loan, 7.00%, Maturing July 3, 2017	2,019,688

18

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	NRG Energy, Inc.
2	Term Loan, 2.18%, Maturing February 1, 2013	$2,100
1,177	Term Loan, 2.28%, Maturing February 1, 2013	1,131,936
5,704	Term Loan, 3.68%, Maturing August 31, 2015	5,563,662
4,425	Term Loan, 3.78%, Maturing August 31, 2015	4,349,826
	TXU Texas Competitive Electric Holdings Co., LLC
990	Term Loan, 3.85%, Maturing October 10, 2014	770,470
2,446	Term Loan, 3.85%, Maturing October 10, 2014	1,897,371
10,337	Term Loan, 3.98%, Maturing October 10, 2014	8,046,444
	Vulcan Energy Corp.
2,174	Term Loan, 5.50%, Maturing September 29, 2015	2,195,993

		$48,985,319

Total Senior Floating-Rate Interests (identified cost $1,695,986,850)		$1,611,010,697

Corporate Bonds & Notes — 1.8%

Principal
Amount*
(000’s omitted)		Security	Value
Building and Development — 0.7%
		Grohe Holding GmbH, Variable Rate
EUR	7,500	3.71%, 1/15/14(8)	$8,845,135

			$8,845,135

Cable and Satellite Television — 0.4%
		Virgin Media Finance PLC, Sr. Notes
	5,000	6.50%, 1/15/18(9)	$5,200,000

			$5,200,000

Chemicals and Plastics — 0.0%
		Wellman Holdings, Inc., Sr. Sub. Notes
	697	5.00%, 1/29/19(2)(7)	$207,148

			$207,148

Ecological Services and Equipment — 0.0%
		Environmental Systems Product Holdings, Inc., Jr. Notes
	87	1.00%, 3/31/15(2)(7)	$52,360

			$52,360

Electronics/Electrical — 0.2%
		NXP BV/NXP Funding, LLC, Variable Rate
	2,300	3.276%, 10/15/13	$2,182,125

			$2,182,125

Leisure Goods/Activities/Movies — 0.3%
		MU Finance PLC, Sr. Notes
	4,000	8.375%, 2/1/17(9)	$3,940,000

			$3,940,000

Telecommunications — 0.2%
		Qwest Corp., Sr. Notes, Variable Rate
	3,150	3.787%, 6/15/13	$3,197,250

			$3,197,250

Total Corporate Bonds & Notes (identified cost $24,248,333)			$23,624,018

19

Asset-Backed Securities — 0.1%

Principal
Amount
(000’s omitted)	Security	Value
$1,186	Assemblies of God Financial Real Estate, Series 2004-1A, Class A, 2.586%, 6/15/29(9)(10)	$1,152,397
1,000	Carlyle High Yield Partners, Series 2004-6A, Class C, 2.878%, 8/11/16(9)(10)	407,799

Total Asset-Backed Securities (identified cost $2,186,204)		$1,560,196

Common Stocks — 1.3%

Shares	Security	Value
Automotive — 0.2%
48,926	Dayco Products, LLC(11)(12)	$1,981,503
44,747	Hayes Lemmerz International, Inc.(7)(11)(12)	270,272

		$2,251,775

Building and Development — 0.1%
4,587	Lafarge Roofing(7)(11)(12)	$0
156,924	Sanitec Europe Oy B Units(11)(12)	572,587
154,721	Sanitec Europe Oy E Units(7)(11)(12)	0
1,646	United Subcontractors, Inc.(7)(11)(12)	161,241
7,595	WCI Communities, Inc.(11)	645,595

		$1,379,423

Chemicals and Plastics — 0.1%
3,877	Vita Cayman II, Ltd.(11)(12)	$1,376,756
662	Wellman Holdings, Inc.(7)(11)(12)	0

		$1,376,756

Ecological Services and Equipment — 0.0%
1,242	Environmental Systems Products Holdings, Inc.(7)(11)(13)	$3,540

		$3,540

Food Service — 0.0%
66,567	Buffets, Inc.(11)	$274,589

		$274,589

Home Furnishings — 0.0%
4,230	Oreck Corp.(7)(11)(12)	$288,021

		$288,021

Investment Services — 0.0%
20,048	Safelite Realty Corp.(7)(13)	$0

		$0

Lodging and Casinos — 0.0%
40,751	Tropicana Entertainment, Inc.(11)(12)	$570,514

		$570,514

Publishing — 0.8%
13,247	Ion Media Networks, Inc.(7)(11)(12)	$3,828,118
66,239	MediaNews Group, Inc.(11)(12)	1,059,822
247,269	Reader’s Digest Association, Inc. (The)(11)(12)	4,883,563
2,290	Source Interlink Companies, Inc.(7)(11)(12)	13,946
6,089	Star Tribune Media Holdings Co.(7)(11)	5,419
16,600	SuperMedia, Inc.(11)	350,094

		$10,140,962

20

Shares	Security	Value
Radio and Television — 0.1%
714	Young Broadcasting, Inc.(7)(11)(12)	$1,227,037

		$1,227,037

Total Common Stocks (identified cost $15,053,070)		$17,512,617

Preferred Stocks — 0.0%(15)

Shares	Security	Value
Ecological Services and Equipment — 0.0%(15)
569	Environmental Systems Products Holdings, Inc., Series A(7)(11)(13)	$34,140

		$34,140

Total Preferred Stocks (identified cost $9,958)		$34,140

Warrants — 0.0%(15)

Shares	Security	Value
Radio and Television — 0.0%(15)
7	Young Broadcasting, Inc. Expires 12/24/24(7)(12)	$12,030

		$12,030

Total Warrants (identified cost $12,030)		$12,030

Short-Term Investments — 2.4%

Interest/
Principal
Amount
(000’s omitted)	Description	Value
$27,432	Eaton Vance Cash Reserves Fund, LLC, 0.25%(14)	$27,431,762
4,253	State Street Bank and Trust Euro Time Deposit, 0.01%, 8/2/10	4,253,286

Total Short-Term Investments (identified cost $31,685,048)		$31,685,048

Total Investments — 128.5% (identified cost $1,769,181,493)		$1,685,438,746

Less Unfunded Loan Commitments — (0.8)%		$(11,201,276)

Net Investments — 127.7% (identified cost $1,757,980,217)		$1,674,237,470

Other Assets, Less Liabilities — (27.7)%		$(363,003,854)

Net Assets — 100.0%		$1,311,233,616

21

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP	-	Debtor In Possession

EUR	-	Euro

GBP	-	British Pound Sterling

*		In U.S. dollars unless otherwise indicated.

(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(3)		Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(4)		Defaulted matured security.

(5)		This Senior Loan will settle after July 31, 2010, at which time the interest rate will be determined.

(6)		Currently the issuer is in default with respect to interest payments.

(7)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(8)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(9)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2010, the aggregate value of these securities is $10,700,196 or 0.8% of the Portfolio’s net assets.

(10)		Variable rate security. The stated interest rate represents the rate in effect at July 31, 2010.

(11)		Non-income producing security.

(12)		Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)		Restricted security.

(14)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the fiscal year to date ended July 31, 2010 was $25,288 and $0, respectively.

(15)		Amount is less than 0.05%.

22

A summary of open financial instruments at July 31, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement			Net Unrealized
Date	Deliver	In Exchange For	Depreciation
8/31/10	British Pound Sterling 31,696,475	United States Dollar 49,382,475	$(347,442)
8/31/10	Euro 98,512,062	United States Dollar 127,869,642	(504,634)

			$(852,076)

At July 31, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio may enter into forward foreign currency exchange contracts. The Portfolio may also enter into such contracts to hedge the currency risk of investments it anticipates purchasing.

At July 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $852,076.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,758,454,570

Gross unrealized appreciation	$17,847,462
Gross unrealized depreciation	(102,064,562)

Net unrealized depreciation	$(84,217,100)

Restricted Securities

At July 31, 2010, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost		Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/24/00	1,242	$0	(1)	$3,540
Safelite Realty Corp.	9/29/00-11/10/00	20,048	0	(1)	0

			$0		$3,540

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	569	$9,958		$34,140

			$9,958		$34,140

Total Restricted Securities			$9,958		$37,680

(1)	Less than $0.50.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

23

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$1,599,295,819	$513,602	$1,599,809,421
Corporate Bonds & Notes	—	23,364,510	259,508	23,624,018
Asset-Backed Securities	—	1,560,196	—	1,560,196
Common Stocks	350,094	11,364,929	5,797,594	17,512,617
Preferred Stocks	—	—	34,140	34,140
Warrants	—	—	12,030	12,030
Short-Term Investments	—	31,685,048	—	31,685,048

Total Investments	$350,094	$1,667,270,502	$6,616,874	$1,674,237,470

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(852,076)	$—	$(852,076)

Total	$—	$(852,076)	$—	$(852,076)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in
	Senior	Investments in
	Floating-Rate	Corporate	Investments in	Investments in	Investments in
	Interests	Bonds & Notes	Common Stocks	Preferred Stocks	Warrants	Total
Balance as of October 31, 2009	$2,494,862	$309,480	$616,321	$45,520	$—	$3,466,183
Realized gains (losses)	(1,372,485)	—	119,780	(217,432)	1,261	(1,468,876)
Change in net unrealized appreciation (depreciation)	98,279	(77,729)	(153,623)	206,052	—	72,979
Net purchases (sales)	(727,242)	30,275	5,427,234	—	10,769	4,741,036
Accrued discount (premium)	20,188	(2,518)	—	—	—	17,670
Net transfers to (from) Level 3*	—	—	(212,118)	—	—	(212,118)

Balance as of July 31, 2010	$513,602	$259,508	$5,797,594	$34,140	$12,030	$6,616,874

Change in net unrealized appreciation (depreciation) in investments still held as of July 31, 2010	$(54,887)	$(77,729)	$(153,623)	$(11,380)	$—	$(297,619)

*	Transfers are reflected at the value of the securities at the beginning of the period.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

24

Eaton Vance Structured Emerging Markets Fund	as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.7%

Security	Shares	Value
Argentina — 0.8%
Banco Macro SA, Class B ADR	43,450	$1,649,796
BBVA Banco Frances SA ADR	57,188	451,785
Cresud SA ADR	157,930	2,026,242
Grupo Financiero Galicia SA, Class B ADR(1)	88,700	558,810
IRSA Inversiones y Representaciones SA ADR	39,010	427,160
MercadoLibre, Inc.(1)	47,400	2,867,700
Petrobras Energia SA ADR	67,925	994,422
Telecom Argentina SA ADR	119,360	2,178,320

		$11,154,235

Botswana — 0.6%
Barclays Bank of Botswana	748,991	$713,226
Botswana Insurance Holdings Ltd.	326,490	407,040
First National Bank of Botswana	4,730,800	1,940,574
Letshego	11,668,870	3,423,427
Sechaba Breweries Ltd.	877,800	1,279,547
Standard Chartered Bank	531,120	1,139,903

		$8,903,717

Brazil — 6.4%
AES Tiete SA, PFC Shares	54,200	$681,044
All America Latina Logistica SA (Units)	175,200	1,653,582
Anhanguera Educacional Participacoes SA	20,000	312,145
B2W Companhia Global do Varejo	16,970	326,124
Banco Bradesco SA, PFC Shares	221,501	4,061,523
Banco do Brasil SA	149,198	2,590,699
Banco do Estado do Rio Grande do Sul, PFC Shares	65,400	564,832
Banco Santander Brasil SA	81,000	1,070,298
BM&F Bovespa SA	270,351	1,990,588
BR Malls Participacoes SA	22,000	327,598
Bradespar SA, PFC Shares	31,500	661,235
Braskem SA, PFC Shares	46,960	352,707
BRF-Brasil Foods SA	138,640	1,947,802
Brookfield Incorporacoes SA	60,000	313,850
Centrais Eletricas Brasileiras SA, Class B, PFC Shares	102,600	1,589,635
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	23,361	764,798
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Class B, PFC Shares	407	13,324
Cia de Bebidas das Americas, PFC Shares	35,658	3,859,774
Cia de Companhia de Concessoes Rodoviarias (CCR)	49,200	1,120,623
Cia de Saneamento Basico do Estado de Sao Paulo	28,220	564,304
Cia de Saneamento de Minas Gerais-Copasa MG	17,900	257,488
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	8,890	244,642
Cia Energetica de Minas Gerais, PFC Shares	103,154	1,542,501
Cia Energetica de Sao Paulo, PFC Shares	52,000	801,819
Cia Paranaense de Energia-Copel, PFC Shares	26,500	574,056
Cia Siderurgica Nacional SA (CSN)	82,000	1,363,248
Cielo SA	181,400	1,629,588
Contax Participacoes SA, PFC Shares	7,600	100,121
Cosan SA Industria e Comercio(1)	40,000	568,570
CPFL Energia SA	37,100	856,414
Cyrela Brazil Realty SA	63,400	893,613
Diagnosticos da America SA	45,200	434,576
Duratex SA	39,187	411,076
EDP-Energias do Brasil SA	17,900	365,368
Eletropaulo Metropolitana SA, Class B, PFC Shares	24,980	525,506

Security	Shares	Value
Empresa Brasileira de Aeronautica SA	193,900	$1,266,722
Estacio Participacoes SA	13,900	165,886
Fertilizantes Fosfatados SA, PFC Shares	25,300	221,526
Fibria Celulose SA(1)	14,957	237,604
Gafisa SA	89,700	673,209
Gerdau SA, PFC Shares	89,600	1,293,973
Gol Linhas Aereas Inteligentes SA, PFC Shares	37,400	520,980
Hypermarcas SA(1)	50,500	657,522
Investimentos Itau SA, PFC Shares	375,995	2,796,233
Itau Unibanco Holding SA, PFC Shares	235,022	5,290,267
Itausa-Investimentos Itau SA	12,545	91,655
JBS SA	184,600	902,638
Light SA	28,600	357,744
LLX Logistica SA(1)	163,000	824,824
Localiza Rent a Car SA	38,100	526,832
Lojas Americanas SA, PFC Shares	97,370	830,424
Lojas Renner SA	28,700	962,106
Lupatech SA(1)	21,200	260,600
Marcopolo SA, PFC Shares	58,400	334,701
Marfrig Frigorificos e Comercio de Alimentos SA	27,255	274,286
Metalurgica Gerdau SA, PFC Shares	32,700	576,359
MMX Mineracao e Metalicos SA(1)	30,100	202,971
MRV Engenharia e Participacoes SA	56,400	505,702
Natura Cosmeticos SA	35,100	912,025
Net Servicos de Comunicacao SA, PFC Shares	42,836	460,801
OGX Petroleo e Gas Participacoes SA(1)	136,800	1,445,936
PDG Realty SA Empreendimentos e Participacoes	110,800	1,179,313
Petroleo Brasileiro SA	43,200	786,973
Petroleo Brasileiro SA, PFC Shares	611,300	9,679,728
Randon Participacoes SA, PFC Shares	31,800	211,542
Redecard SA	123,900	1,871,039
Rossi Residencial SA	39,800	358,218
Souza Cruz SA	14,600	670,730
Suzano Papel e Celulose SA	36,625	349,841
Tam SA, PFC Shares	31,400	525,059
Tele Norte Leste Participacoes SA	3,700	70,053
Tele Norte Leste Participacoes SA, PFC Shares	99,200	1,452,354
Telemar Norte Leste SA, PFC Shares	7,300	191,756
Telesp-Telecomunicacoes de Sao Paulo SA, PFC Shares	20,400	439,827
Tim Participacoes SA, PFC Shares	156,500	449,355
Totvs SA	7,098	520,243
Tractebel Energia SA	42,500	552,152
Transmissora Alianca de Energia Electrica SA	4,817	79,151
Ultrapar Participacoes SA, PFC Shares	7,046	360,953
Usinas Siderurgicas de Minas Gerais SA, PFC Shares	40,725	1,145,709
Vale SA	34,400	949,579
Vale SA, PFC Shares	414,540	10,057,097
Vivo Participacoes SA, PFC Shares	45,875	1,227,211
Weg SA	92,300	957,216

		$92,013,696

Bulgaria — 0.2%
Bulgarian American Credit Bank JSCO(1)	5,700	$39,647
CB First Investment Bank AD(1)	235,000	284,348
Central Cooperative Bank AD(1)	227,900	180,961
Chimimport AD(1)	329,922	462,854
Corporate Commercial Bank AD	10,400	419,424
Doverie Holding AD(1)	13,760	23,843
MonBat AD(1)	60,235	264,152
Petrol AD(1)	102,500	209,985

Security	Shares	Value
Sopharma AD(1)	354,600	$912,591
Vivacom(1)	44,690	83,381

		$2,881,186

Chile — 3.5%
Administradora de Fondos de Pensiones Provida SA	44,300	$145,754
AES Gener SA	1,010,500	527,302
Almendral SA	2,512,600	277,169
Antarchile SA, Series A	38,340	768,712
Banco de Chile	26,246,845	3,257,882
Banco de Chile ADR	2,580	195,203
Banco de Credito e Inversiones	39,775	2,077,686
Banco Santander Chile SA	35,379,810	2,816,810
Banmedica SA	76,180	96,458
Cap SA	42,012	1,543,462
Cencosud SA	501,531	2,554,561
Cia Cervecerias Unidas SA	89,490	943,366
Cia General de Electricidad SA	134,950	856,949
Cia SudAmericana de Vapores SA(1)	485,299	509,273
Colbun SA	3,335,910	908,776
Corpbanca SA	58,054,570	657,116
Embotelladora Andina SA, Class B, PFC Shares	170,541	746,291
Empresa Nacional de Electricidad SA	1,671,563	2,751,465
Empresas CMPC SA	54,960	2,488,357
Empresas Copec SA	262,576	4,299,446
Empresas La Polar SA	165,200	1,004,670
Enersis SA	6,518,821	2,701,324
ENTEL SA	51,500	736,067
Grupo Security SA	1,212,785	486,277
Invercap SA	19,700	200,307
Inversiones Aguas Metropolitanas SA	306,600	405,859
Lan Airlines SA	100,895	2,409,673
Madeco SA	5,047,652	278,408
Minera Valparaiso SA	12,324	430,306
Parque Arauco SA	452,000	680,710
Quinenco SA	162,900	482,528
Ripley Corp. SA	264,000	287,627
S.A.C.I. Falabella SA	619,700	4,850,601
Salfacorp SA	355,500	874,001
Sigdo Koppers SA	176,300	260,434
SM-Chile SA, Class B	2,424,500	569,321
Sociedad de Inversiones Oro Blanco SA	13,300,000	200,042
Sociedad de Inversiones Pampa Calichera SA, Class A	244,730	389,690
Sociedad Quimica y Minera de Chile SA, Series B	53,040	2,014,248
Socovesa SA	575,700	298,215
Sonda SA	381,500	661,633
Vina Concha y Toro SA	369,122	887,309

		$49,531,288

China — 8.8%
Agile Property Holdings, Ltd.	200,000	$260,600
Air China, Ltd., Class H(1)	520,000	600,876
Alibaba.com Ltd.	299,500	620,446
Aluminum Corp. of China Ltd., Class H(1)	648,000	572,970
American Oriental Bioengineering, Inc.(1)	119,300	301,829
Angang Steel Co., Ltd., Class H	214,000	324,481
Anhui Conch Cement Co., Ltd., Class H	210,000	734,957
Anta Sports Products, Ltd.	238,000	420,661
AsiaInfo-Linkage, Inc.(1)	10,400	212,160
Baidu, Inc. ADR(1)	59,500	4,843,895
Bank of China, Ltd., Class H	8,357,000	4,424,272
Bank of Communications, Ltd., Class H	780,000	870,020

Security	Shares	Value
Beijing Capital International Airport Co., Ltd., Class H	310,000	$164,333
Beijing Enterprises Holdings, Ltd.	119,000	787,845
BOC Hong Kong Holdings, Ltd.	127,500	327,833
BYD Co., Ltd., Class H	105,200	727,689
BYD Electronic (International) Co., Ltd.	415,000	232,126
Chaoda Modern Agriculture Holdings, Ltd.	777,958	835,763
China Agri-Industries Holdings, Ltd.	453,000	512,005
China Bluechemical, Ltd., Class H	468,000	300,817
China CITIC Bank, Class H	1,000,000	677,280
China Coal Energy Co., Class H	717,000	1,005,343
China Communications Construction Co., Ltd., Class H	1,172,000	1,106,909
China Communications Services Corp., Ltd., Class H	884,000	449,216
China Construction Bank, Class H	5,012,000	4,259,686
China COSCO Holdings Co., Ltd., Class H(1)	657,475	737,720
China Dongxiang (Group) Co., Ltd.	1,075,000	606,943
China Eastern Airlines Corp., Ltd., Class H(1)	686,000	384,706
China Everbright International, Ltd.	631,000	290,222
China Everbright, Ltd.	100,000	259,964
China Green (Holdings), Ltd.	339,000	352,180
China High Speed Transmission Equipment Group Co., Ltd.	245,000	560,281
China International Marine Containers Co., Ltd., Class B	146,472	213,407
China Life Insurance Co., Ltd., Class H	1,076,000	4,802,359
China Longyuan Power Group Corp., Class H(1)	731,000	769,894
China Medical Technologies, Inc. ADR	34,300	351,575
China Mengniu Dairy Co., Ltd.	435,000	1,355,317
China Merchants Bank Co., Ltd., Class H	603,024	1,615,514
China Merchants Holdings (International) Co., Ltd.	268,000	1,016,085
China Minsheng Banking Corp, Ltd., Class H	633,700	592,803
China Mobile, Ltd.	1,171,500	11,927,598
China National Building Material Co., Ltd., Class H	342,000	648,232
China National Materials Co., Ltd., Class H	681,000	532,694
China Oilfield Services, Ltd., Class H	290,000	379,863
China Overseas Land & Investment, Ltd.	556,160	1,192,095
China Petroleum & Chemical Corp., Class H	2,991,000	2,413,716
China Pharmaceutical Group, Ltd.	524,000	294,908
China Railway Construction Corp., Class H	461,500	645,381
China Railway Group, Ltd., Class H	1,106,000	827,217
China Resources Enterprise, Ltd.	338,000	1,285,848
China Resources Gas Group, Ltd.	164,000	238,296
China Resources Land, Ltd.	244,000	519,268
China Resources Power Holdings Co., Ltd.	411,600	897,030
China Shenhua Energy Co., Ltd., Class H	566,000	2,186,505
China Shineway Pharmaceutical Group, Ltd.	84,000	226,465
China Shipping Container Lines Co., Ltd., Class H(1)	1,253,000	463,171
China Shipping Development Co., Ltd., Class H	398,000	588,615
China Southern Airlines Co., Ltd., Class H(1)	874,000	423,896
China Taiping Insurance Holdings Co., Ltd.(1)	101,000	341,991
China Telecom Corp., Ltd., Class H	3,184,000	1,597,086
China Travel International Investment Hong Kong, Ltd.(1)	468,000	116,477
China Unicom, Ltd.	1,290,372	1,758,283
China Vanke Co., Ltd., Class B	445,120	581,485
China Yurun Food Group, Ltd.	358,000	1,177,696
China Zhongwang Holdings, Ltd.	464,000	291,769
Chongqing Changan Automobile Co., Ltd., Class B	611,270	455,875
Citic Pacific, Ltd.	368,000	757,569
CNOOC, Ltd.	2,979,000	5,028,427
Cosco Pacific, Ltd.	396,000	541,592
Country Garden Holdings Co.	1,479,000	471,585
Ctrip.com International, Ltd. ADR(1)	39,700	1,598,322
Datang International Power Generation Co., Ltd., Class H	946,000	407,647
Denway Motors, Ltd.	1,578,000	806,406
Dongfeng Motor Corp., Class H	988,000	1,383,391

Security	Shares	Value
Fibrechem Technologies, Ltd.(1)(2)	100,200	$0
Focus Media Holding, Ltd. ADR(1)	33,500	607,355
FU JI Food & Catering Services(1)(2)	83,000	0
Global Bio-chem Technology Group Co., Ltd.(1)	1,400,000	227,142
Golden Eagle Retail Group, Ltd.	168,000	398,702
Great Wall Motor Co., Ltd., Class H	134,500	268,775
Guangdong Investment, Ltd.	872,000	437,646
Guangzhou R&F Properties Co., Ltd., Class H	162,400	255,038
Harbin Power Equipment Co., Ltd., Class H	248,000	217,452
Hengdeli Holdings, Ltd.	718,000	329,318
Home Inns & Hotels Management, Inc. ADR(1)	6,200	260,834
Huaneng Power International, Inc., Class H	950,000	553,757
Industrial & Commercial Bank of China, Ltd., Class H	6,674,000	5,119,549
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	110,000	92,408
Inner Mongolia Yitai Coal Co., Ltd., Class B	158,000	852,269
Jiangsu Expressway Co., Ltd., Class H	360,000	350,234
Jiangxi Copper Co., Ltd., Class H	350,000	780,729
Kingboard Chemical Holdings, Ltd.	129,000	597,059
Konka Group Co., Ltd., Class B	303,800	123,553
Kunlun Energy Co., Ltd.	390,000	509,491
Lee & Man Paper Manufacturing, Ltd.	302,000	222,754
Lenovo Group, Ltd.	1,128,000	726,597
Li Ning Co., Ltd.	192,500	640,135
Maanshan Iron & Steel Co., Ltd., Class H	608,000	341,309
Metallurgical Corp. of China, Ltd., Class H(1)	470,000	219,324
Mindray Medical International, Ltd. ADR	21,700	671,398
NetEase.com, Inc. ADR(1)	30,800	1,179,640
New Oriental Education & Technology Group Inc. ADR(1)	10,800	1,056,240
Nine Dragons Paper Holdings, Ltd.	382,000	556,934
Parkson Retail Group, Ltd.	500,000	859,554
PetroChina Co., Ltd., Class H	3,868,000	4,419,501
PICC Property & Casualty Co., Ltd., Class H(1)	360,000	366,419
Ping An Insurance (Group) Co. of China, Ltd., Class H	195,000	1,611,715
Poly (Hong Kong) Investments, Ltd.	345,000	416,104
Ports Design, Ltd.	139,500	359,490
Semiconductor Manufacturing International Corp.(1)	5,846,000	412,459
Shanda Interactive Entertainment, Ltd. ADR(1)	12,000	478,920
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	176,000	793,048
Shanghai Electric Group Co., Ltd., Class H(1)	640,000	302,507
Shanghai Industrial Holdings, Ltd.	135,000	616,478
Shanghai Zhenhua Heavy Industry Co., Ltd., Class B(1)	784,350	434,653
Shimao Property Holdings, Ltd.	217,000	417,533
SINA Corp.(1)	18,000	770,040
Sino Biopharmaceutical, Ltd.	700,000	267,108
Sino-Ocean Land Holdings, Ltd.	539,000	413,984
Sinopec Shanghai Petrochemical Co., Ltd., Class H	854,000	335,023
Sinotrans Shipping, Ltd.	512,000	221,724
Sinotruk Hong Kong, Ltd.	239,500	220,672
Sohu.com, Inc.(1)	5,300	249,206
Suntech Power Holdings Co., Ltd. ADR(1)	52,600	522,844
Tencent Holdings, Ltd.	198,200	3,824,502
Tingyi (Cayman Islands) Holding Corp.	474,000	1,207,608
Tsingtao Brewery Co., Ltd., Class H	126,000	598,730
Want Want China Holdings, Ltd.	1,741,000	1,370,745
Weichai Power Co., Ltd., Class H	68,000	563,091
Wumart Stores, Inc., Class H	185,000	407,878
WuXi PharmaTech (Cayman), Inc. ADR(1)	16,100	241,500
Yangzijiang Shipbuilding Holdings, Ltd.	355,000	379,186
Yantai Changyu Pioneer Wine Co., Ltd., Class B	50,200	528,621
Yanzhou Coal Mining Co., Ltd., Class H	428,000	921,045
Zhaojin Mining Industry Co., Ltd., Class H	106,000	229,824
Zhejiang Expressway Co., Ltd., Class H	480,000	456,783

Security	Shares	Value
Zijin Mining Group Co., Ltd., Class H	672,000	$435,024
ZTE Corp., Class H	173,628	555,995

		$126,294,537

Colombia — 1.7%
Almacenes Exito SA	155,206	$1,689,088
Banco de Bogota	15,680	359,473
Bancolombia SA ADR, PFC Shares	69,400	4,068,922
Bolsa de Valores de Colombia	16,150,000	322,107
Cementos Argos SA	156,840	970,740
Cia Colombiana de Inversiones SA	202,370	707,434
Cia de Cemento Argos SA	188,400	2,068,714
Corporacion Financiera Colombiana SA	37,107	634,457
Ecopetrol SA	1,893,390	3,186,264
Empresa de Telecommunicaciones de Bogota SA	1,259,380	709,856
Grupo Aval Acciones y Valores SA	2,085,300	1,175,390
Grupo de Inversiones Suramericana	72,700	1,291,586
Grupo Nacional de Chocolates SA	232,105	3,144,884
Interconexion Electrica SA	400,700	2,840,581
ISAGEN SA ESP	951,200	1,162,515
Proenergia Internacional(1)(2)	4,360	0
Promigas SA	4,360	79,161
Textiles Fabricato Tejicondor SA(1)	36,122,860	583,416

		$24,994,588

Croatia — 0.7%
Adris Grupa DD, PFC Shares	38,329	$1,756,857
Atlantska Plovidba DD	5,167	783,657
Dalekovod DD(1)	8,265	422,669
Ericsson Nikola Tesla	3,940	909,440
Hrvatski Telekom DD	87,845	4,100,283
INA Industrija Nafte DD(1)	4,093	1,223,970
Institut IGH DD	705	211,966
Koncar-Elektroindustrija DD(1)	3,419	295,864
Petrokemija DD(1)	7,400	156,554
Podravka Prehrambena Industrija DD(1)	9,045	473,336
Privredna Banka Zagreb DD	3,177	291,883

		$10,626,479

Czech Republic — 1.6%
CEZ AS	198,760	$9,101,434
Komercni Banka AS	28,364	5,513,601
New World Resources NV, Class A(1)	242,500	2,869,682
Philip Morris CR AS	1,713	801,216
Telefonica 02 Czech Republic AS	108,304	2,476,953
Unipetrol AS(1)	179,207	2,002,547

		$22,765,433

Egypt — 1.5%
Alexandria Mineral Oils Co.	61,820	$452,604
Arab Cotton Ginning(1)	677,080	424,227
Commercial International Bank	440,004	2,962,059
Eastern Tobacco	39,704	854,623
Egypt Kuwaiti Holding Co.	430,296	631,612
Egyptian Electrical Cables	1,131,000	196,629
Egyptian Financial & Industrial Co.(1)	87,400	255,798
Egyptian Financial Group-Hermes Holding SAE	222,371	1,068,849
Egyptian for Tourism Resorts(1)	1,980,650	688,067
Egyptian International Pharmaceutical Industrial Co.	26,290	160,018
El Ezz Aldekhela Steel Alexa Co.	4,000	586,547
El Sewedy Cables Holding Co.(1)	35,673	421,915
El Watany Bank of Egypt	12,400	51,712
Ezz Steel(1)	290,345	920,967

Security	Shares	Value
Maridive & Oil Services SAE	187,000	$599,537
Medinet Nasr for Housing	62,775	338,832
Misr Beni Suef Cement Co.	5,940	159,289
MobiNil-Egyptian Co. for Mobil Services	29,500	828,395
National Societe General Bank	42,570	251,911
Olympic Group Financial Investments	119,400	526,280
Orascom Construction Industries (OCI)	73,822	3,081,864
Orascom Telecom Holding SAE	2,575,211	2,309,875
Oriental Weavers Co.	79,375	508,892
Palm Hills Developments SAE(1)	157,500	129,898
Pioneers Holding	552,900	334,605
Sidi Kerir Petrochemicals Co.	334,300	672,834
Six of October Development & Investment Co.(1)	17,871	262,015
South Valley Cement(1)	226,702	220,017
Suez Cement Co.	10,700	71,141
Talaat Moustafa Group(1)	389,300	490,301
Telecom Egypt	281,684	842,693

		$21,304,006

Estonia — 0.6%
AS Merko Ehitus	80,018	$734,556
AS Nordecon International(1)	259,200	454,249
AS Olympic Entertainment Group(1)	1,037,390	1,566,218
AS Tallink Group, Ltd.(1)	5,024,652	3,882,060
AS Tallinna Kaubamaja	187,340	1,097,696
AS Tallinna Vesi	58,790	611,366

		$8,346,145

Ghana — 0.2%
Aluworks Ghana, Ltd.(1)	457,409	$104,950
CAL Bank, Ltd.	1,298,010	234,648
Cocoa Processing Co., Ltd.(1)	269,722	3,751
Ghana Commercial Bank, Ltd.	1,453,841	1,576,911
HFC Bank Ghana, Ltd.	1,235,326	480,989
Produce Buying Co., Ltd.	582,428	52,644
Standard Chartered Bank of Ghana, Ltd.	24,700	738,467

		$3,192,360

Hungary — 1.6%
EGIS Rt.	3,964	$382,329
FHB Mortgage Bank Rt.(1)	39,750	215,296
Magyar Telekom Rt.	1,273,300	3,937,784
MOL Hungarian Oil & Gas Rt.(1)	60,270	5,420,485
OTP Bank Rt.(1)	308,940	7,419,294
PannErgy PLC(1)	66,310	244,366
Richter Gedeon Rt.	26,660	5,439,315

		$23,058,869

India — 6.0%
ABB, Ltd.	19,900	$349,610
ACC, Ltd.	20,570	367,606
Adani Enterprises, Ltd.	31,400	396,587
Aditya Birla Nuvo, Ltd.	17,702	294,117
Amtek Auto, Ltd.	67,500	271,524
Areva T&D India, Ltd.	34,500	214,983
Asian Paints, Ltd.	8,730	488,339
Axis Bank, Ltd.	43,400	1,262,950
Bajaj Auto, Ltd.	13,280	769,188
Bajaj Hindusthan, Ltd.	40,000	99,903
Bank of Baroda	27,960	461,771
Bank of India	64,300	571,095
Bharat Forge, Ltd.	63,650	449,931
Bharat Heavy Electricals, Ltd.	24,640	1,298,142

Security	Shares	Value
Bharat Petroleum Corp., Ltd.	22,500	$310,249
Bharti Airtel, Ltd.(1)	639,060	4,255,772
Cairn India, Ltd.(1)	79,000	568,571
Canara Bank, Ltd.	12,400	127,970
Cipla, Ltd.	95,010	668,030
Colgate-Palmolive (India), Ltd.	9,000	163,695
Container Corp. of India, Ltd.	14,760	439,173
Crompton Greaves, Ltd.	29,400	174,660
Dabur India, Ltd.	72,200	307,492
Deccan Chronicle Holdings, Ltd.	27,600	79,271
Divi’s Laboratories, Ltd.	27,400	442,217
DLF, Ltd.	65,600	427,293
Dr. Reddy’s Laboratories, Ltd.	31,820	932,111
Educomp Solutions, Ltd.	24,565	323,970
Essar Oil, Ltd.(1)	102,130	284,779
Financial Technologies India, Ltd.	7,400	195,610
GAIL (India), Ltd.	165,350	1,563,209
GlaxoSmithKline Pharmaceuticals, Ltd.	4,480	195,084
Glenmark Pharmaceuticals, Ltd.	44,960	262,045
GMR Infrastructure(1)	456,000	559,893
Grasim Industries, Ltd.(1)	6,730	265,835
Gujarat Ambuja Cements, Ltd.	155,800	394,445
Gujarat State Petronet, Ltd.	144,200	330,427
GVK Power & Infrastructure, Ltd.(1)	180,000	170,079
HCL Technologies, Ltd.	52,900	448,280
HDFC Bank, Ltd.	48,624	2,249,372
Hero Honda Motors, Ltd.	27,600	1,081,634
Hindalco Industries, Ltd.	90,810	314,255
Hindustan Unilever, Ltd.	343,800	1,870,415
Hindustan Zinc, Ltd.	6,840	150,817
Housing Development & Infrastructure, Ltd.(1)	29,714	170,864
Housing Development Finance Corp., Ltd.	50,200	3,236,211
ICICI Bank, Ltd.	125,670	2,463,259
Idea Cellular, Ltd.(1)	481,500	733,007
IFCI, Ltd.	308,000	419,274
Indiabulls Financial Services, Ltd.	74,200	252,160
Indiabulls Real Estate, Ltd.(1)	91,700	324,352
Indian Hotels Co., Ltd.	164,280	351,721
Indian Oil Corp., Ltd.	110,600	863,109
Infosys Technologies, Ltd.	89,600	5,341,770
Infosys Technologies, Ltd. ADR	3,800	229,824
Infrastructure Development Finance Co., Ltd.	240,600	968,288
ITC, Ltd.	276,530	1,838,419
IVRCL Infrastructures & Projects, Ltd.	191,600	715,086
Jaiprakash Associates, Ltd.	236,700	603,391
Jindal Steel & Power, Ltd.	77,700	1,040,931
JSW Steel, Ltd.	18,600	449,767
Kotak Mahindra Bank, Ltd.	59,100	984,728
Lanco Infratech, Ltd.(1)	139,000	199,929
Larsen & Toubro, Ltd.	36,360	1,408,463
LIC Housing Finance, Ltd.	16,000	393,153
Lupin, Ltd.	11,700	474,932
Mahindra & Mahindra, Ltd.	106,960	1,524,798
Maruti Suzuki India, Ltd.	25,450	658,249
Mphasis, Ltd.	14,800	189,118
Mundra Port & Special Economic Zone, Ltd.	43,900	686,624
Nestle India, Ltd.	9,530	616,097
Nicholas Piramal India, Ltd.	32,000	333,237
NTPC, Ltd.	415,600	1,774,890
Oil & Natural Gas Corp., Ltd.	100,170	2,677,659
Power Grid Corp. of India, Ltd.	298,700	647,987
Punj Lloyd, Ltd.	36,200	99,239

Security	Shares	Value
Ranbaxy Laboratories, Ltd.(1)	54,560	$530,233
Reliance Capital, Ltd.(1)	36,835	625,283
Reliance Communications, Ltd.	363,760	1,404,111
Reliance Industries, Ltd.	284,838	6,204,250
Reliance Infrastructure, Ltd.	53,400	1,277,267
Reliance Natural Resources, Ltd.(1)	207,800	186,019
Reliance Power, Ltd.(1)	214,800	758,404
Samruddhi Cement, Ltd.	6,730	68,758
Satyam Computer Services, Ltd.(1)	144,150	269,661
Sesa Goa, Ltd.	72,800	568,158
Shree Renuka Sugars, Ltd.	283,600	387,604
Siemens India, Ltd.	29,380	444,639
State Bank of India	12,000	649,237
State Bank of India GDR	9,600	1,033,591
Steel Authority of India, Ltd.	155,400	684,227
Sterlite Industries (India), Ltd.	197,120	746,375
Sun Pharmaceuticals Industries, Ltd.	22,200	840,801
Sun TV Network, Ltd.	43,800	430,481
Suzlon Energy, Ltd.(1)	78,150	95,654
Tata Communications, Ltd.(1)	31,000	182,226
Tata Consultancy Services, Ltd.	99,700	1,799,705
Tata Motors, Ltd.	43,550	794,948
Tata Power Co., Ltd.(1)	39,290	1,104,342
Tata Steel, Ltd.	38,896	450,520
Tata Tea, Ltd.	118,000	294,944
Tata Teleservices Maharashtra, Ltd.(1)	365,500	177,278
Titan Industries, Ltd.	3,300	199,495
Torrent Power, Ltd.	44,700	333,024
Unitech, Ltd.	362,100	636,507
United Spirits, Ltd.	27,500	824,508
Voltas, Ltd.	39,000	179,339
Wipro, Ltd.	113,333	1,010,297
Yes Bank, Ltd.	48,900	311,798
Zee Entertainment Enterprises, Ltd.	73,557	471,834

		$85,498,453

Indonesia — 3.2%
Adaro Energy PT	6,000,000	$1,345,527
AKR Corporindo Tbk PT	861,500	114,769
Aneka Tambang Tbk PT	2,434,000	573,473
Astra Argo Lestari Tbk PT	321,000	701,322
Astra International Tbk PT	1,254,200	7,128,330
Bakrie & Brothers Tbk PT(1)	78,245,500	439,145
Bakrie Sumatera Plantations Tbk PT	556,500	19,069
Bank Central Asia Tbk PT	5,509,500	3,673,798
Bank Danamon Indonesia Tbk PT	2,004,803	1,202,605
Bank Mandiri Tbk PT	3,135,500	2,109,676
Bank Negara Indonesia Persero Tbk PT	1,874,500	635,543
Bank Pan Indonesia Tbk PT(1)	1,456,500	166,329
Bank Rakyat Indonesia PT	2,407,500	2,672,123
Barito Pacific Tbk PT(1)	665,800	79,071
Bumi Resources Tbk PT	11,727,000	2,266,401
Energi Mega Persada Tbk PT(1)	10,045,700	115,234
Gudang Garam Tbk PT	179,000	700,803
Indah Kiat Pulp & Paper Corp. Tbk PT(1)	1,021,000	201,337
Indo Tambangraya Megah Tbk PT	221,500	929,611
Indocement Tunggal Prakarsa Tbk PT	339,000	641,725
Indofood Sukses Makmur Tbk PT	2,314,000	1,198,933
Indosat Tbk PT	1,134,000	615,753
International Nickel Indonesia Tbk PT	1,665,500	771,053
Kalbe Farma Tbk PT	1,745,500	478,819

Security	Shares	Value
Lippo Karawaci Tbk PT(1)	10,273,500	$557,016
Medco Energi Internasional Tbk PT	2,095,000	704,377
Perusahaan Gas Negara PT	7,259,000	3,294,296
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	155,500	154,205
Semen Gresik (Persero) Tbk PT	301,000	311,967
Tambang Batubara Bukit Asam Tbk PT	404,500	756,799
Telekomunikasi Indonesia Tbk PT	6,320,000	5,961,500
Unilever Indonesia Tbk PT	711,800	1,350,722
United Tractors Tbk PT	1,577,000	3,560,703

		$45,432,034

Jordan — 0.8%
Arab Bank PLC	348,435	$5,110,216
Arab Potash Co. PLC	39,780	1,798,039
Capital Bank of Jordan(1)	210,413	436,919
Jordan Petroleum Refinery	43,400	356,138
Jordan Phosphate Mines	26,400	524,083
Jordan Steel	126,402	391,036
Jordan Telecom Corp.	70,200	515,775
Jordanian Electric Power Co.	132,946	734,467
Middle East Complex for Engineering, Electronics & Heavy Industries PLC(1)	69,800	39,014
Taameer Jordan Holdings PSC(1)	613,805	600,100
United Arab Investors(1)	528,925	497,642

		$11,003,429

Kazakhstan — 0.8%
Eurasian Natural Resources Corp.	238,100	$3,383,062
Halyk Savings Bank of Kazakhstan JSC GDR(1)	150,400	1,226,641
Kazakhmys PLC	191,700	3,652,767
KazMunaiGas Exploration Production GDR	151,100	2,956,370

		$11,218,840

Kenya — 0.8%
Athi River Mining, Ltd.	78,100	$151,915
Bamburi Cement Co., Ltd.	172,700	426,367
Barclays Bank of Kenya, Ltd.	716,965	590,021
East African Breweries, Ltd.	1,013,280	2,299,463
Equity Bank, Ltd.	6,955,500	2,059,765
KenolKobil, Ltd.	4,090,000	515,075
Kenya Airways, Ltd.	665,800	415,087
Kenya Commercial Bank, Ltd.	5,684,420	1,346,683
Kenya Electricity Generating Co., Ltd.	2,321,100	509,369
Kenya Power & Lighting, Ltd.	83,900	209,227
Mumias Sugar Co., Ltd.	1,849,900	314,852
Nation Media Group, Ltd.	226,820	407,258
Safaricom, Ltd.	34,362,672	2,549,350
Standard Chartered Bank Kenya, Ltd.	62,800	199,676

		$11,994,108

Kuwait — 1.6%
Aerated Concrete Industries Co.	198,450	$272,606
Agility DGS	445,000	673,187
Ahli United Bank(1)	150,000	281,690
Al Ahli Bank of Kuwait KSC	180,000	319,249
Al Qurain Petrochemicals Co.(1)	360,000	239,951
Al Safat Energy Holding Co. KSCC(1)	640,000	154,432
Al Safat Investment Co.(1)	640,000	202,470
Al Safwa Group Co.(1)	2,320,000	285,064
Al-Deera Holding Co.(1)	700,000	136,042
Boubyan Bank KSC(1)	360,000	651,017
Boubyan Petrochemicals Co.(1)	620,000	1,142,758
Burgan Bank SAK(1)	263,758	316,311
Burgan Co. for Well Drilling, Trading & Maintenance KSCC	75,250	115,145

Security	Shares	Value
Combined Group Contracting Co.	60,500	$370,301
Commercial Bank of Kuwait SAK(1)	280,000	876,369
Commercial Real Estate Co. KSCC(1)	1,226,862	386,294
Global Investment House KSCC(1)	527,500	124,744
Gulf Bank(1)	540,000	826,291
Gulf Cable & Electrical Industries	92,500	604,764
Kuwait Gulf Link Transport(1)	170,000	100,504
Kuwait Finance House KSC	603,468	2,182,600
Kuwait Foods Co. (Americana)	125,000	695,531
Kuwait International Bank(1)	834,000	690,287
Kuwait Pipes Industries & Oil Services Co.(1)	530,000	579,415
Kuwait Portland Cement Co.	40,000	200,599
Kuwait Projects Co. Holdings KSC	220,500	256,886
Kuwait Real Estate Co.(1)	920,000	213,393
Mabanee Co. SAKC	152,350	360,018
Mena Holding Group(1)	198,000	142,180
Mobile Telecommunications Co.	1,162,500	4,839,554
National Bank of Kuwait SAK	691,525	2,933,961
National Industries Group Holding(1)	1,215,000	1,241,265
National Investment Co.(1)	270,000	327,247
National Mobile Telecommunication Co. KSC	40,000	255,956
National Ranges Co.(1)	2,960,000	231,612
National Real Estate Co.(1)	210,000	121,231
Sultan Center Food Products Co.(1)	460,000	313,546

		$23,664,470

Latvia — 0.1%
Grindeks(1)	42,000	$459,586
Latvian Shipping Co.(1)	735,000	500,138

		$959,724

Lebanon — 0.3%
Solidere	83,555	$1,721,233
Solidere GDR(3)	120,800	2,506,600

		$4,227,833

Lithuania — 0.2%
Apranga PVA(1)	278,536	$417,871
Invalda PVA(1)	19,100	22,513
Klaipedos Nafta PVA	1,345,900	665,419
Lietuvos Dujos	31,900	25,242
Lietuvos Energija	42,400	30,341
Pieno Zvaigzdes	63,600	92,640
Rokiskio Suris	69,800	110,641
Rytu Skirstomieji Tinklai	88,200	65,711
Sanitas(1)	55,400	296,738
Siauliu Bankas(1)	774,861	292,925
Ukio Bankas Commercial Bank(1)	1,672,935	641,059

		$2,661,100

Malaysia — 3.1%
Aeon Co. (M) Bhd	165,300	$265,020
Airasia Bhd(1)	915,300	429,426
Alliance Financial Group Bhd	385,700	354,559
AMMB Holdings Bhd	459,200	743,961
Batu Kawan Bhd	90,500	316,462
Berjaya Corp. Bhd	1,574,600	536,277
Berjaya Retail Bhd(1)	157,460	78,235
Berjaya Sports Toto Bhd	297,214	392,768
British American Tobacco Malaysia Bhd	71,000	1,002,730
Bursa Malaysia Bhd	131,700	291,811
CIMB Group Holdings Bhd	859,200	2,001,106
Dialog Group Bhd	316,873	107,804

Security	Shares	Value
Digi.com Bhd	121,300	$942,180
EON Capital Bhd(1)	118,600	259,579
Gamuda Bhd	1,378,500	1,439,749
Genting Bhd	746,600	1,878,825
Genting Plantations Bhd	163,400	359,947
Hong Leong Bank Bhd	178,000	504,351
Hong Leong Financial Group Bhd	145,000	396,147
IGB Corp. Bhd	173,500	102,723
IJM Corp. Bhd	645,490	1,025,900
IOI Corp. Bhd	1,206,718	1,944,948
Kencana Petroleum Bhd	1,001,334	485,306
Kinsteel Bhd	202,200	54,788
KNM Group Bhd(1)	4,983,800	784,520
Kuala Lumpur Kepong Bhd	198,300	1,053,166
Kulim (Malaysia) Bhd	141,000	350,675
Lafarge Malayan Cement Bhd	438,750	931,120
Lion Industries Corp. Bhd	540,300	272,598
Malayan Banking Bhd	727,487	1,772,072
Malaysia Airports Holdings Bhd	170,800	276,887
Malaysian Airline System Bhd(1)	165,733	111,166
Malaysian Bulk Carriers Bhd	102,200	94,138
Malaysian Resources Corp. Bhd	1,423,500	757,952
Maxis Bhd	700,000	1,164,378
MISC Bhd	380,400	1,053,473
MMC Corp. Bhd	540,000	440,424
Multi-Purpose Holdings Bhd	565,440	359,517
Parkson Holdings Bhd	207,090	360,288
Petronas Dagangan Bhd	366,500	1,184,282
Petronas Gas Bhd	135,200	425,289
PLUS Expressways Bhd	411,900	497,511
PPB Group Bhd	117,700	641,972
Public Bank Bhd	400,720	1,540,276
Resorts World Bhd	1,117,800	1,003,062
RHB Capital Bhd	217,100	443,240
SapuraCrest Petroleum Bhd	604,300	435,720
Shell Refining Co. Bhd	36,900	123,664
Sime Darby Bhd	1,629,639	4,002,588
SP Setia Bhd	228,600	300,735
TA Enterprise Bhd	323,000	66,105
Tanjong PLC	72,100	405,265
Telekom Malaysia Bhd	381,100	402,768
Tenaga Nasional Bhd	601,300	1,625,214
Titan Chemicals Corp. Bhd	688,800	480,038
TM International Bhd(1)	1,004,850	1,347,038
Top Glove Corp. Bhd	194,000	405,057
UEM Land Holdings Bhd(1)	765,750	410,204
UMW Holdings Bhd	213,000	418,485
Unisem (M) Bhd	483,600	349,243
Wah Seong Corp. Bhd	435,726	337,341
WCT Bhd	351,800	312,845
YNH Property Bhd(1)	158,059	83,528
YTL Corp. Bhd	189,006	445,769
YTL Power International Bhd	615,821	437,790

		$43,822,005

Mauritius — 0.7%
Ireland Blyth, Ltd.	31,600	$66,185
Mauritius Commercial Bank	929,600	4,357,140
Naiade Resorts, Ltd.	528,420	450,595
New Mauritius Hotels, Ltd.	907,950	3,121,547
Rogers & Co., Ltd.	13,200	116,509
State Bank of Mauritius, Ltd.	537,700	1,502,206

Security	Shares	Value
Sun Resorts, Ltd.	376,999	$741,535
United Basalt Products, Ltd.	36,000	158,281
United Docks, Ltd.(1)	27,400	88,767

		$10,602,765

Mexico — 5.8%
Alfa SA de CV, Series A	341,800	$2,634,642
America Movil SAB de CV, Series L	7,961,625	20,129,338
Axtel SA de CV, Series CPO(1)	367,100	236,385
Banco Compartamos SA de CV	342,400	2,039,778
Bolsa Mexicana de Valores SA de CV	772,000	1,320,544
Carso Infraestructura y Construccion SA(1)	358,400	195,670
Cemex SAB de CV, Series CPO(1)	5,970,284	5,651,056
Coca-Cola Femsa SA de CV, Series L	30,200	207,541
Consorcio ARA SA de CV	459,200	299,681
Controladora Comercial Mexicana SA de CV(1)	260,300	237,950
Corporacion GEO SA de CV, Series B(1)	194,300	540,526
Corporacion Moctezuma SA de CV	27,500	65,552
Desarrolladora Homex SAB de CV(1)	81,500	404,192
Embotelladoras Arca SAB de CV	40,000	142,217
Empresas ICA SAB de CV(1)	688,100	1,734,827
Fomento Economico Mexicano SA de CV, Series UBD	873,400	4,252,190
Genomma Lab Internacional SA de CV(1)	155,200	528,502
Grupo Aeroportuario del Pacifico SA de CV, Class B	210,700	681,538
Grupo Aeroportuario del Sureste SAB de CV, Class B	95,500	508,559
Grupo Bimbo SA de CV, Series A	223,300	1,684,883
Grupo Carso SA de CV, Series A1	547,900	2,063,594
Grupo Elektra SA de CV	28,700	1,142,853
Grupo Financiero Banorte SA de CV, Class O	1,586,800	6,160,772
Grupo Financiero Inbursa SA de CV, Class O	1,393,800	5,065,661
Grupo Mexico SAB de CV, Series B	2,318,326	6,141,661
Grupo Modelo SA de CV, Series C	248,000	1,340,249
Grupo Simec SA de CV, Series B(1)	92,000	207,162
Grupo Televisa SA, Series CPO	656,100	2,499,108
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	919,900	1,112,013
Industrias CH SA, Series B(1)	100,700	358,508
Industrias Penoles SA de CV	78,800	1,632,749
Kimberly-Clark de Mexico SA de CV	234,800	1,474,834
Mexichem SA de CV	757,991	2,099,084
Organizacion Soriana SAB de CV, Class B	120,000	322,358
Promotora y Operadora de Infraestructura SA de CV(1)	77,700	178,645
Telefonos de Mexico SA de CV, Series L	2,080,300	1,502,277
TV Azteca SA de CV, Series CPO	625,000	338,258
Urbi Desarrollos Urbanos SA de CV(1)	280,300	542,584
Wal-Mart de Mexico SAB de CV, Series V	2,298,300	5,420,369

		$83,098,310

Morocco — 1.5%
Alliances Developpement Immobilier SA	4,500	$396,262
Attijariwafa Bank	62,100	2,225,181
Banque Centrale Populaire	25,280	913,831
Banque Marocaine du Commerce Exterieur (BMCE)	95,303	2,512,085
Banque Marocaine pour le Commerce et l’Industrie (BMCI)	2,860	321,506
Centrale Laitiere	85	116,455
Ciments du Maroc	6,660	882,822
Compagnie Generale Immobiliere(1)	2,900	577,297
Cosumar Compagnie Sucriere Marocaine et de Raffinage	1,230	227,282
Credit Immobilier et Hotelier	6,440	240,563
Douja Promotion Groupe Addoha SA(1)	103,508	1,389,028
Groupe Risma(1)	1,900	71,196
Holcim Maroc SA	3,574	1,000,241
Lafarge Ciments	4,410	1,031,778

Security	Shares	Value
Managem(1)	7,755	$422,721
Maroc Telecom	223,975	3,993,342
ONA SA	17,283	3,158,168
Samir(1)	3,480	271,647
Societe des Brasseries du Maroc	1,590	470,867
Societe Nationale d’Investissement	3,175	669,219
SONASID (Societe Nationale de Siderurgie)	2,120	568,739
Wafa Assurance	1,090	307,990

		$21,768,220

Nigeria — 0.7%
Access Bank PLC(1)	6,567,316	$395,832
Afribank Nigeria PLC(1)	5,727,146	80,100
African Petroleum PLC(1)	285,989	51,579
Ashaka Cement PLC(1)	249,593	31,916
Benue Cement Co. PLC	1,460,000	627,173
Dangote Sugar Refinery PLC	5,767,032	733,602
Diamond Bank PLC	5,100,000	258,142
Ecobank Transnational, Inc.	1,922,518	215,107
Fidelity Bank PLC	12,200,000	203,943
First Bank of Nigeria PLC	11,233,246	1,004,745
First City Monument Bank PLC	4,500,000	236,924
Guaranty Trust Bank PLC	7,843,265	874,956
Guiness Nigeria PLC	442,075	497,573
Lafarge Cement WAPCO Nigeria PLC	1,228,000	332,537
Nestle Foods Nigeria PLC	151,000	377,123
Nigerian Breweries PLC	2,348,611	1,102,744
Oando PLC	1,735,399	802,918
Oceanic Bank International PLC(1)	4,301,220	55,860
PZ Cussons Nigeria PLC	1,185,000	268,332
Skye Bank PLC	4,525,000	219,997
UAC of Nigeria PLC	1,125,000	337,163
Union Bank of Nigeria PLC(1)	4,658,654	174,680
United Bank for Africa PLC	12,501,357	874,221
Zenith Bank, Ltd.	10,599,890	998,218

		$10,755,385

Oman — 0.8%
Bank Dhofar SAOG	529,312	$973,127
Bank Muscat SAOG	942,118	2,010,091
Bank Sohar(1)	1,372,000	784,763
Dhofar International Development & Investment Holding Co.	219,700	274,555
Galfar Engineering & Contracting SAOG	405,196	458,964
National Bank of Oman, Ltd.	409,810	359,781
Oman Cables Industry SAOG	93,600	301,951
Oman Cement Co. SAOG	205,500	364,029
Oman Flour Mills Co., Ltd. SAOG	361,700	629,452
Oman International Bank SAOG	342,950	245,855
Oman National Investment Corp. Holdings	259,875	283,500
Oman Telecommunications Co.	735,200	2,291,532
Ominvest	198,028	223,516
Raysut Cement Co. SAOG	178,345	579,505
Renaissance Holdings Co.	584,873	1,185,861
Shell Oman Marketing Co.	34,398	180,925

		$11,147,407

Pakistan — 0.8%
Adamjee Insurance Co., Ltd.	221,155	$228,260
Allied Bank, Ltd.	129,276	89,377
Arif Habib Securities, Ltd.(1)	454,200	176,274
Azgard Nine, Ltd.(1)	491,400	72,363

Security	Shares	Value
Bank Alfalah, Ltd.	1,295,638	$153,602
D.G. Khan Cement Co., Ltd.(1)	310,032	101,511
Engro Corp., Ltd.	358,820	799,495
Fauji Fertilizer Bin Qasim, Ltd.	635,000	218,380
Fauji Fertilizer Co., Ltd.	475,152	625,987
Habib Bank, Ltd	176,000	216,306
Hub Power Co., Ltd.	1,954,700	820,188
Jahangir Siddiqui & Co., Ltd.	500,000	82,847
Kot Addu Power Co., Ltd.	218,000	112,002
Lucky Cement, Ltd.	326,500	265,557
Muslim Commercial Bank, Ltd.	749,312	1,875,553
National Bank of Pakistan	470,867	395,319
Nishat Mills, Ltd.	1,359,810	838,121
Oil & Gas Development Co., Ltd.	1,025,600	1,814,247
Pakistan Oil Fields, Ltd.	212,900	589,648
Pakistan Petroleum, Ltd.	302,742	730,537
Pakistan State Oil Co., Ltd.	93,700	316,153
Pakistan Telecommunication Co., Ltd.	1,706,100	399,351
SUI Northern Gas Pipelines, Ltd.(1)	211,000	71,893
United Bank, Ltd.	775,745	532,930

		$11,525,901

Peru — 1.6%
Alicorp SA	384,800	$480,233
Austral Group SA	658,650	58,381
Casa Grande SAA(1)	69,120	147,528
Cia de Minas Buenaventura SA ADR	156,280	6,033,971
Cia Minera Atacocha SA, Class B, PFC Shares	50,620	24,408
Cia Minera Milpo SA	378,094	903,511
Credicorp, Ltd.	67,070	6,549,927
Edegel SA	1,180,000	556,426
Edelnor SA	108,248	105,158
Energia del Sur SA	39,900	177,538
Ferreyros SA	376,710	308,527
Grana y Montero SA	210,612	325,569
Luz del Sur SAA	90,550	158,916
Minsur SA	162,200	366,323
Sociedad Minera Cerro Verde SA	19,790	471,991
Sociedad Minera el Brocal SA	8,970	130,789
Southern Copper Corp.	133,080	4,180,043
Volcan Cia Minera SA, Class B	1,284,846	1,311,951

		$22,291,190

Philippines — 1.6%
Aboitiz Equity Ventures, Inc.	3,911,000	$2,000,241
Aboitiz Power Corp.	1,765,000	781,512
Alliance Global Group, Inc.	4,540,000	573,341
Ayala Corp.	192,996	1,344,240
Ayala Land, Inc.	3,951,800	1,275,848
Banco De Oro	701,020	719,336
Bank of the Philippine Islands	943,100	982,002
Benpres Holdings Corp.(1)	4,600,000	379,750
Filinvest Land, Inc.	3,449,000	76,618
First Gen Corp.(1)	1,956,622	407,892
First Philippine Holdings Corp.	228,500	277,413
Globe Telecom, Inc.	18,040	348,578
Holcim Philippines, Inc.	1,492,000	225,053
International Container Terminal Services, Inc.	834,700	579,923
JG Summit Holding, Inc.	2,411,900	889,265
Jollibee Foods Corp.	573,300	976,419
Manila Electric Co.	345,600	1,411,224
Manila Water Co.	254,600	94,088

Security	Shares	Value
Megaworld Corp.	12,596,000	$415,391
Metropolitan Bank & Trust Co.	581,600	766,603
Philex Mining Corp.	3,679,225	853,847
Philippine Long Distance Telephone Co.	50,420	2,684,902
PNOC Energy Development Corp.	6,100,000	593,494
Robinsons Land Corp.	1,611,400	472,180
SM Investments Corp.	187,238	1,790,147
SM Prime Holdings, Inc.	3,202,799	747,219
Universal Robina Corp.	809,600	585,255
Vista Land & Lifescapes, Inc.	3,675,000	194,852

		$22,446,633

Poland — 3.2%
Agora SA	79,030	$637,074
AmRest Holdings SE(1)	7,766	177,105
Asseco Poland SA	121,281	2,167,712
Bank Handlowy w Warszawie SA	23,170	582,554
Bank Millennium SA(1)	419,685	638,273
Bank Pekao SA	71,138	3,794,885
Bank Zachodni WBK SA	14,100	847,143
Bioton SA(1)	7,114,600	485,811
BRE Bank SA(1)	8,504	712,491
Budimex SA	25,400	783,650
Cersanit SA(1)	87,100	385,895
Cinema City International NV(1)	29,200	371,982
Cyfrowy Polsat SA	167,100	802,019
Dom Development SA	7,570	115,402
Echo Investment SA(1)	150,000	231,762
Eurocash SA	119,300	888,722
Getin Holding SA(1)	233,150	780,046
Globe Trade Centre SA(1)	88,790	697,269
Grupa Kety SA	9,600	333,129
Grupa Lotos SA(1)	51,453	541,726
ING Bank Slaski SA(1)	2,685	683,786
KGHM Polska Miedz SA	74,780	2,600,856
KOPEX SA(1)	40,600	251,836
LPP SA(1)	1,100	628,815
Mondi Swiecie SA(1)	9,600	228,369
Mostostal-Warszawa SA	3,160	69,522
Multimedia Polska SA(1)	89,740	277,489
Netia SA(1)	401,654	645,770
NG2 SA	19,400	354,090
Orbis SA(1)	30,000	366,949
PBG SA	19,720	1,476,775
Polimex-Mostostal SA	783,000	1,215,372
Polish Oil & Gas	790,500	913,161
Polnord SA	20,350	233,176
Polska Grupa Energetyczna SA(1)	354,200	2,551,284
Polski Koncern Naftowy Orlen SA(1)	217,800	2,772,028
Powszechna Kasa Oszczednosci Bank Polski SA	404,310	5,156,988
Powszechny Zaklad Ubezpieczen SA(1)	19,000	2,435,263
Telekomunikacja Polska SA	838,050	4,340,538
TVN SA	324,120	1,878,803
Vistula Group SA(1)	400,000	329,555
Zaklad Przetworstwa Hutniczego Stalprodukt SA	1,900	264,651

		$45,649,726

Qatar — 1.5%
Aamal Co. QSC(1)	71,383	$325,257
Barwa Real Estate Co.	79,193	656,811
Commercial Bank of Qatar	47,067	915,313
Doha Bank, Ltd.	33,176	408,813

Security	Shares	Value
First Finance Co.	53,357	$290,270
Gulf International Services QSC	101,750	762,927
Industries Qatar	164,945	4,456,168
Masraf Al Rayan(1)	297,500	1,144,969
Qatar Electricity & Water Co.	37,000	1,067,854
Qatar Fuel	11,022	489,762
Qatar Gas Transport Co., Ltd. (NAKILAT)	313,040	1,578,560
Qatar Insurance Co.	18,635	354,135
Qatar International Islamic Bank	27,943	338,693
Qatar Islamic Bank	34,387	697,757
Qatar National Bank	78,789	2,896,977
Qatar National Cement Co.	10,500	223,876
Qatar National Navigation	43,821	968,906
Qatar Telecom QSC	41,902	1,946,077
Salam International Investment, Ltd. QSC	53,000	143,436
United Development Co.(1)	66,800	433,398
Vodafone Qatar(1)	441,490	951,010

		$21,050,969

Romania — 0.8%
Antibiotice SA	409,100	$69,400
Banca Transilvania(1)	4,764,847	2,127,314
Biofarm Bucuresti(1)	7,119,988	411,655
BRD-Group Societe Generale	1,294,160	4,588,671
Impact SA(1)	253,290	32,771
OMV Petrom SA(1)	33,470,300	3,222,772
Transelectrica SA	134,000	742,131

		$11,194,714

Russia — 6.3%
Aeroflot-Russian Airlines	229,000	$458,303
AvtoVAZ(1)	263,394	121,557
Cherepovets MK Severstal GDR(1)(3)	40,550	479,760
Comstar United Telesystems GDR(1)	151,550	977,957
CTC Media, Inc.	154,967	2,794,055
Evraz Group SA GDR(1)(3)	38,835	1,036,806
Federal Grid Co. Unified Energy System JSC(1)	157,367,282	1,746,147
Gazprom OAO ADR	53,450	1,154,520
IDGC Holding JSC(1)	12,063,800	1,634,922
Irkut Electric Grids Co.(1)(2)	338,903	0
Irkutskenergo	327,400	187,086
KamAZ(1)	127,700	280,961
LUKOIL OAO ADR	106,200	6,062,692
Magnitogorsk Iron & Steel Works GDR(3)	32,100	343,058
Mechel ADR	38,400	836,352
Mining & Metallurgical Co.	2,680	443,886
MMC Norilsk Nickel ADR	171,400	2,820,725
Mobile TeleSystems	987,000	8,099,376
Mobile TeleSystems ADR	5,500	122,100
Mosenergo	2,971,603	302,411
NovaTek OAO GDR(3)	36,816	2,765,629
Novolipetsk Steel GDR(3)	27,936	868,725
OAO Gazprom	73,400	393,020
OAO Gazprom ADR	669,049	14,456,702
OAO Inter Rao Ues(1)	399,004,049	562,596
OAO Rosneft Oil Co. GDR(1)(3)	241,320	1,613,634
OAO Seventh Continent(1)	16,900	138,438
OAO TMK GDR(1)(3)	23,200	383,203
OGK-4 OJSC(1)	1,090,428	84,696
Pegas Nonwovens SA	11,200	257,698
PIK Group GDR(1)	166,400	577,094
Polyus Gold	15,200	693,115

Security	Shares	Value
Quadra Power Generation JGC(1)	16,839,141	$7,342
RBC Information Systems(1)	304,450	339,093
Rosneft Oil Co. GDR(1)(3)	241,320	1,613,634
Rosneft Oil Co. GDR(1)	166,000	1,108,880
Rostelecom ADR(1)	30,400	655,120
RusHydro(1)	33,590,616	1,764,385
Sberbank of Russian Federation	5,649,288	15,720,189
Sistema JSFC	104,800	90,310
Sistema JSFC GDR	41,430	1,017,433
SOLLERS(1)	24,262	360,624
Surgutneftegaz ADR	260,260	2,641,829
Surgutneftegaz, PFC Shares	2,275,600	1,036,816
Tatneft ADR	61,566	1,904,238
TGK-2(1)	13,779,634	3,500
TMK OAO(1)	5,211	21,397
Transneft	470	529,028
Uralkali GDR	46,500	978,591
Uralsvyazinform	10,952,700	361,045
Vimpel-Communications ADR(1)	150,740	2,458,569
VTB Bank OJSC GDR(3)	474,970	2,576,986
Wimm-Bill-Dann Foods OJSC ADR	10,660	210,535
X5 Retail Group NV GDR(1)	102,194	3,832,604

		$90,315,738

Slovenia — 0.7%
Gorenje DD(1)	24,020	$378,558
KRKA DD	50,375	4,308,869
Luka Koper(1)	23,150	462,443
Mercator Poslovni Sistem	5,291	930,821
Nova Kreditna Banka Maribor(1)	88,381	1,179,414
Petrol	3,085	987,533
Sava DD	2,290	492,396
Telekom Slovenije DD	9,348	1,123,131
Zavarovalnica Triglav DD	39,613	945,681

		$10,808,846

South Africa — 6.0%
ABSA Group, Ltd.	78,650	$1,463,887
Adcock Ingram Holdings, Ltd.	33,300	282,059
AECI, Ltd.	31,830	299,746
African Bank Investments, Ltd.	212,514	974,801
African Rainbow Minerals, Ltd.	28,800	675,487
Allied Electronics Corp., Ltd., PFC Shares	135,000	457,448
Anglo Platinum, Ltd.(1)	13,980	1,346,912
AngloGold Ashanti, Ltd.	91,671	3,718,463
Aquarius Platinum, Ltd.	79,700	341,416
Arcelormittal South Africa, Ltd.(1)	29,277	341,429
Aspen Pharmacare Holdings, Ltd.(1)	124,831	1,393,587
Aveng, Ltd.	289,790	1,431,280
AVI, Ltd.	119,300	408,828
Barloworld, Ltd.	160,020	987,460
Bidvest Group, Ltd.	196,896	3,573,466
Clicks Group, Ltd.	89,300	442,500
DataTec, Ltd.	140,700	712,041
Discovery Holdings, Ltd.	155,245	771,473
FirstRand, Ltd.	888,050	2,461,246
Foschini, Ltd.	68,500	667,509
Gold Fields, Ltd.	179,335	2,424,222
Grindrod, Ltd.	340,300	714,870
Group Five, Ltd.	81,460	390,972
Growthpoint Properties, Ltd.	337,000	766,548
Harmony Gold Mining Co., Ltd.	98,910	995,385

Security	Shares	Value
Hyprop Investments, Ltd.	67,500	$481,704
Illovo Sugar, Ltd.	27,600	105,928
Impala Platinum Holdings, Ltd.	123,830	3,354,748
Imperial Holdings, Ltd.	62,680	828,219
Investec, Ltd.	72,500	591,000
JD Group, Ltd.	58,290	365,463
JSE, Ltd.	42,700	415,735
Kumba Iron Ore, Ltd.	20,160	1,022,474
Kumba Resources, Ltd.	38,610	641,152
Lewis Group, Ltd.	32,500	278,422
Liberty Holdings, Ltd.	44,700	476,933
Massmart Holdings, Ltd.	57,700	1,012,005
Medi-Clinic Corp., Ltd.	52,200	180,601
Metropolitan Holdings, Ltd.	162,100	383,886
Mondi, Ltd.	42,900	304,612
Mr. Price Group, Ltd.	72,100	498,544
MTN Group, Ltd.	850,040	13,619,233
Murray & Roberts Holdings, Ltd.	208,350	1,200,744
Mvelaphanda Resources, Ltd.(1)	41,600	249,306
Nampak, Ltd.	171,938	454,143
Naspers, Ltd., Class N	106,692	4,549,668
Nedbank Group, Ltd.	62,430	1,157,412
Netcare, Ltd.(1)	415,950	774,638
Northam Platinum, Ltd.	67,300	406,582
Pangbourne Properties, Ltd.	122,800	319,825
Pick’n Pay Stores, Ltd.	91,570	571,506
Pretoria Portland Cement Co., Ltd.	102,827	454,472
Raubex Group, Ltd.	93,000	280,461
Redefine Properties, Ltd.	732,000	767,220
Remgro, Ltd.	106,100	1,454,102
Reunert, Ltd.	142,160	1,150,882
RMB Holdings, Ltd.	229,400	1,085,167
Sanlam, Ltd.	427,990	1,466,257
Sappi, Ltd.(1)	132,236	635,879
Sasol, Ltd.	90,950	3,603,739
Shoprite Holdings, Ltd.	103,000	1,290,585
Spar Group, Ltd.	54,600	639,949
Standard Bank Group, Ltd.	272,821	4,237,271
Steinhoff International Holdings, Ltd.(1)	352,040	921,753
Sun International, Ltd.(1)	30,482	350,741
Telkom South Africa, Ltd.	185,950	869,342
Tiger Brands, Ltd.	49,600	1,230,796
Tongaat-Hulett	21,000	309,442
Truworths International, Ltd.	92,400	738,473
Vodacom Group (Pty), Ltd.	146,000	1,240,521
Wilson Bayly Holmes-Ovcon, Ltd.	51,800	800,815
Woolworths Holdings, Ltd.	250,409	891,957

		$86,707,342

South Korea — 6.2%
Amorepacific Corp.	418	$341,385
Busan Bank	38,370	413,808
Cheil Industries, Inc.	11,000	845,331
Cheil Worldwide, Inc.	32,500	333,295
CJ CheilJedang Corp.	1,796	359,370
CJ O Shopping Co., Ltd.(1)	5,580	546,722
Daegu Bank	26,450	340,910
Daelim Industrial Co., Ltd.	4,950	280,728
Daewoo Engineering & Construction Co., Ltd.	37,741	320,353
Daewoo International Corp.	11,575	325,836
Daewoo Motor Sales Corp.(1)	104,445	326,096
Daewoo Securities Co., Ltd.	24,050	469,143

Security	Shares	Value
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	18,880	$319,611
Dong-A Pharmaceutical Co., Ltd.	3,386	321,979
Dongbu Insurance Co., Ltd.	9,840	305,648
Dongkuk Steel Mill Co., Ltd.	12,930	262,128
Doosan Corp.	3,160	306,019
Doosan Heavy Industries & Construction Co., Ltd.	5,770	376,010
Doosan Infracore Co., Ltd.(1)	16,600	297,852
GLOVIS Co., Ltd.	4,680	539,204
GS Engineering & Construction Corp.	3,290	222,544
GS Holdings Corp.	11,000	385,259
Hana Financial Group, Inc.	44,830	1,333,235
Hanjin Heavy Industries & Construction Co., Ltd.	9,813	234,426
Hanjin Shipping Co., Ltd.(1)	18,291	491,866
Hanjin Shipping Holdings Co., Ltd.(1)	17,298	249,637
Hankook Tire Co., Ltd.	21,040	478,267
Hanmi Holdings Co., Ltd.	564	23,932
Hanmi Pharmaceutical Co., Ltd.(1)	1,692	142,874
Hanwha Chemical Corp.	18,100	295,018
Hanwha Corp.	17,590	596,299
Hite Brewery Co., Ltd.	1,789	212,280
Honam Petrochemical Corp.	4,170	608,220
Hynix Semiconductor, Inc.(1)	57,940	1,102,593
Hyosung Corp.	4,500	311,690
Hyundai Department Store Co., Ltd.	6,215	619,929
Hyundai Development Co.	7,860	180,158
Hyundai Engineering & Construction Co., Ltd.	11,670	624,783
Hyundai Heavy Industries Co., Ltd.	8,650	1,966,039
Hyundai Marine & Fire Insurance Co., Ltd.	13,800	283,686
Hyundai Merchant Marine Co., Ltd.	20,100	557,530
Hyundai Mipo Dockyard Co., Ltd.	3,775	517,292
Hyundai Mobis	11,300	1,955,771
Hyundai Motor Co.	29,000	3,656,653
Hyundai Securities Co., Ltd.	25,370	291,990
Hyundai Steel Co.	11,700	1,012,326
Industrial Bank of Korea	54,280	718,147
Kangwon Land, Inc.	23,740	397,166
KB Financial Group, Inc.	76,911	3,336,745
KCC Corp.	1,445	372,787
Kia Motors Corp.	34,490	902,594
Korea Electric Power Corp.(1)	77,020	2,158,553
Korea Exchange Bank	42,760	438,981
Korea Express Co., Ltd.(1)	4,349	230,963
Korea Gas Corp.	5,680	212,511
Korea Investment Holdings Co., Ltd.	16,690	477,032
Korea Line Corp.(1)	4,000	179,264
Korea Zinc Co., Ltd.	4,440	884,219
Korean Air Lines Co., Ltd.(1)	11,002	686,401
Korean Reinsurance Co.	38,661	382,718
KT Corp.	40,973	1,478,008
KT&G Corp.	22,695	1,140,438
LG Chem, Ltd.	8,198	2,282,670
LG Corp.	11,220	774,989
LG Display Co., Ltd.	13,010	397,688
LG Electronics, Inc.	15,900	1,349,970
LG Hausys, Ltd.	2,858	226,346
LG Household & Health Care, Ltd.	1,850	581,864
LG Life Sciences, Ltd.(1)	5,000	194,553
LG Uplus Corp.	78,920	531,189
LIG Insurance Co., Ltd.	12,400	268,265
Lotte Shopping Co., Ltd.	3,265	991,980
LS Corp.	3,530	285,662

Security	Shares	Value
Macquarie Korea Infrastructure Fund	31,415	$118,461
Mirae Asset Securities Co., Ltd.	4,880	240,749
Namhae Chemical Corp.	15,250	209,903
NCsoft Corp.	2,850	453,662
NHN Corp.(1)	6,475	1,004,235
Nong Shim Co., Ltd.	1,400	265,399
OCI Co., Ltd.	3,870	905,790
POSCO	13,917	5,787,813
S-Oil Corp.	11,085	529,071
S1 Corp.	5,750	291,418
Samsung C&T Corp.	15,290	766,668
Samsung Card Co., Ltd.	14,060	619,920
Samsung Electro-Mechanics Co., Ltd.	7,100	819,854
Samsung Electronics Co., Ltd.	18,240	12,510,938
Samsung Electronics Co., Ltd., PFC Shares	1,928	907,752
Samsung Engineering Co., Ltd.	4,600	479,439
Samsung Fine Chemicals Co., Ltd.	8,450	477,320
Samsung Fire & Marine Insurance Co., Ltd.	8,485	1,474,739
Samsung Heavy Industries Co., Ltd.	22,310	466,059
Samsung SDI Co., Ltd.	4,500	646,637
Samsung Securities Co., Ltd.	10,840	549,762
Samsung Techwin Co., Ltd.	5,295	492,829
Shinhan Financial Group Co., Ltd.	96,403	3,957,106
Shinsegae Co., Ltd.	1,922	916,414
SK Broadband Co., Ltd.(1)	28,346	126,749
SK Chemicals Co., Ltd.	5,860	330,010
SK Energy Co., Ltd.	11,799	1,231,684
SK Holdings Co., Ltd.	3,665	287,717
SK Telecom Co., Ltd.	9,550	1,345,992
SK Telecom Co., Ltd. ADR	9,450	154,791
STX Pan Ocean Co., Ltd.	36,800	371,693
Tong Yang Securities, Inc.	32,865	300,597
Woongjin Coway Co., Ltd.	14,650	516,557
Woori Finance Holdings Co., Ltd.	73,360	913,478
Woori Investment & Securities Co., Ltd.	17,000	267,414
Yuhan Corp.	1,875	250,840

		$88,856,888

Taiwan — 5.7%
Acer, Inc.	364,990	$978,052
Advanced Semiconductor Engineering, Inc.	804,774	621,862
Altek Corp.	248,560	359,953
Ambassador Hotel	298,000	359,007
AmTRAN Technology Co., Ltd.	332,630	318,162
Asia Cement Corp.	428,005	422,620
Asia Optical Co., Inc.(1)	146,907	229,145
Asustek Computer, Inc.	86,578	652,491
AU Optronics Corp.	971,837	919,965
Capital Securities Corp.(1)	647,055	298,186
Catcher Technology Co., Ltd.	97,647	219,780
Cathay Financial Holding Co., Ltd.	1,422,765	2,233,659
Chang Hwa Commercial Bank	950,000	500,831
Cheng Shin Rubber Industry Co., Ltd.	293,491	750,054
Chicony Electronics Co., Ltd.	147,439	322,253
Chimei Innolux Corp.	1,140,884	1,229,875
China Airlines, Ltd.(1)	774,411	416,552
China Development Financial Holding Corp.(1)	2,883,376	827,732
China Life Insurance Co., Ltd.	479,399	424,990
China Motor Corp.	582,315	366,215
China Petrochemical Development Corp.(1)	820,800	441,133
China Steel Corp.	2,164,259	2,045,001

Security	Shares	Value
Chinatrust Financial Holding Co., Ltd.	2,191,421	$1,310,604
Chong Hong Construction Co., Ltd.	161,270	329,980
Chunghwa Picture Tubes, Ltd.(1)	1,620,000	105,490
Chunghwa Telecom Co., Ltd.	1,203,433	2,535,655
Chunghwa Telecom Co., Ltd. ADR(1)	25,770	545,035
Clevo Co.	170,426	357,397
Compal Electronics, Inc.	474,066	620,235
Coretronic Corp.	232,505	323,670
Delta Electronics, Inc.	246,105	848,600
Dynapack International Technology Corp.	25,374	72,698
E Ink Holdings, Inc.(1)	126,000	182,494
E.Sun Financial Holding Co., Ltd.(1)	807,478	373,442
Elan Microelectronics Corp.	165,300	243,287
Epistar Corp.	103,472	284,333
EVA Airways Corp.(1)	742,744	445,391
Evergreen International Storage & Transport Corp.(1)	319,000	247,864
Evergreen Marine Corp.(1)	582,050	431,932
Everlight Electronics Co., Ltd.	104,291	297,527
Far Eastern Department Stores, Ltd.	597,915	583,471
Far Eastern New Century Corp.	608,556	705,007
Far EasTone Telecommunications Co., Ltd.(1)	626,074	871,593
Faraday Technology Corp.	169,434	277,006
Feng Hsin Iron & Steel Co., Ltd.	183,260	261,509
First Financial Holding Co., Ltd.(1)	1,319,645	775,652
First Steamship Co., Ltd.	171,771	291,287
Formosa Chemicals & Fibre Corp.	733,980	1,590,525
Formosa International Hotels Corp.	8,470	121,334
Formosa Petrochemical Corp.	479,320	1,111,578
Formosa Plastics Corp.	936,670	1,953,244
Formosa Taffeta Co., Ltd.	169,000	128,723
Formosan Rubber Group, Inc.	433,000	316,755
Foxconn International Holdings, Ltd.(1)	255,000	179,551
Foxconn Technology Co., Ltd.(1)	81,259	276,674
Fubon Financial Holding Co., Ltd.(1)	1,124,000	1,374,506
Giant Manufacturing Co., Ltd.	144,120	500,874
Goldsun Development & Construction Co., Ltd.	881,117	381,307
Great Wall Enterprise Co., Ltd.	351,448	350,607
HannStar Display Corp.(1)	938,299	181,702
Highwealth Construction Corp.	227,705	351,244
Hon Hai Precision Industry Co., Ltd.(1)	912,959	3,677,362
Hotai Motor Co., Ltd.	61,000	152,082
HTC Corp.	104,332	1,921,189
Hua Nan Financial Holdings Co., Ltd.	772,912	480,667
Inotera Memories, Inc.(1)	427,786	225,759
Inventec Appliances Corp.	82,120	67,949
Inventec Co., Ltd.	614,460	326,156
KGI Securities Co., Ltd.	629,000	260,439
Largan Precision Co., Ltd.	13,795	263,822
Lite-On Technology Corp.	346,596	442,166
Macronix International Co., Ltd.	667,860	443,756
MediaTek, Inc.	133,462	1,807,283
Mega Financial Holding Co., Ltd.(1)	2,458,000	1,465,995
Motech Industries, Inc.	75,175	280,031
Nan Kang Rubber Tire Co., Ltd.(1)	356,900	474,952
Nan Ya Plastics Corp.	1,197,608	2,105,558
Nanya Technology Corp.(1)	312,000	210,046
Novatek Microelectronics Corp., Ltd.	108,942	288,580
Oriental Union Chemical Corp.	331,300	247,929
Pan-International Industrial Co., Ltd.(1)	148,484	233,019
Pegatron Corp.(1)	233,028	269,073
Phison Electronics Corp.	60,363	313,547
Polaris Securities Co., Ltd.	470,300	214,680

Security	Shares	Value
Pou Chen Corp.	974,819	$744,390
Powerchip Technology Corp.(1)	977,805	140,531
Powertech Technology, Inc.	118,969	363,609
President Chain Store Corp.	197,664	647,665
Qisda Corp.(1)	330,000	185,598
Quanta Computer, Inc.	442,508	800,994
Radiant Opto-Electronics Corp.	75,398	102,075
Realtek Semiconductor Corp.	115,670	264,076
RichTek Technology Corp.(1)	34,741	293,349
Ritek Corp.(1)	1,292,159	370,587
Ruentex Development Co., Ltd.	269,000	459,261
Ruentex Industries, Ltd.(1)	276,000	795,684
Sanyang Industrial Co., Ltd.(1)	742,327	348,081
Shih Wei Navigation Co., Ltd.(1)	40,763	58,205
Shin Kong Financial Holding Co., Ltd.(1)	1,574,929	569,198
Shin Zu Shing Co., Ltd.(1)	20,450	66,312
Shinkong Synthetic Fibers Corp.(1)	1,197,000	420,951
Siliconware Precision Industries Co.	355,243	346,933
Simplo Technology Co., Ltd.	64,372	355,539
Sincere Navigation	65,800	75,030
Sino-American Silicon Products, Inc.	105,069	269,630
SinoPac Financial Holdings Co., Ltd.	1,418,000	474,576
Solar Applied Materials Technology Corp.	130,552	271,747
Star Comgisitic Capital Co., Ltd.(1)	34,320	40,593
Synnex Technology International Corp.	190,877	434,808
Tainan Spinning Co., Ltd.(1)	849,000	374,662
Taishin Financial Holdings Co., Ltd.(1)	982,664	437,187
Taiwan Business Bank(1)	1,026,000	302,572
Taiwan Cement Corp.	535,994	497,037
Taiwan Cooperative Bank	539,330	349,388
Taiwan Fertilizer Co., Ltd.	145,000	400,496
Taiwan Kolin Co., Ltd.(1)(2)	177,000	0
Taiwan Mobile Co., Ltd.	604,427	1,195,400
Taiwan Semiconductor Manufacturing Co., Ltd.	3,319,465	6,408,151
Taiwan Tea Corp.(1)	395,711	234,561
Tatung Co., Ltd.(1)	1,526,000	277,150
Teco Electric & Machinery Co., Ltd.	482,000	231,124
Tong Yang Industry Co., Ltd.	154,000	234,799
Transcend Information, Inc.	89,826	250,060
Tripod Technology Corp.	119,401	453,675
TSRC Corp.	286,000	415,777
Tung Ho Steel Enterprise Corp.	243,060	212,573
U-Ming Marine Transport Corp.	186,000	352,017
Uni-President Enterprises Corp.	1,058,843	1,254,775
Unimicron Technology Corp.(1)	202,000	335,012
United Microelectronics Corp.	1,574,090	698,279
Walsin Lihwa Corp.(1)	958,000	418,335
Wan Hai Lines, Ltd.(1)	215,250	144,722
Waterland Financial Holdings(1)	884,377	271,439
Wei Chuan Food Corp.	165,000	189,682
Wistron Corp.	293,653	474,352
WPG Holdings Co., Ltd.(1)	188,615	388,335
Yageo Corp.(1)	230,000	102,503
Yang Ming Marine Transport	637,050	411,541
Yieh Phui Enterprise	968,880	359,016
Yuanta Financial Holding Co., Ltd.	1,624,225	904,233
Yuen Foong Yu Paper Manufacturing Co., Ltd.(1)	266,464	108,676
Yulon Motor Co., Ltd.	334,809	384,670
Zinwell Corp.	44,871	76,648

		$81,297,610

Security	Shares	Value
Thailand — 3.5%
Advanced Info Service PCL(4)	1,537,000	$4,453,886
Airports of Thailand PCL(4)	491,000	590,641
Asian Property Development PCL(4)	2,397,500	461,927
Bangkok Bank PCL	252,500	1,070,383
Bangkok Bank PCL(4)	101,800	439,287
Bangkok Dusit Medical Services PCL(4)	284,400	257,557
Bangkok Expressway PCL(4)	127,000	72,016
Bank of Ayudhya PCL(4)	2,076,800	1,329,420
Banpu PCL(4)	62,400	1,209,123
BEC World PCL(4)	1,567,600	1,461,809
Bumrungrad Hospital PCL(4)	415,500	376,534
Cal-Comp Electronics (Thailand) PCL(4)	2,747,300	313,917
Central Pattana PCL(4)	249,600	176,524
CH. Karnchang PCL(4)	892,200	181,314
Charoen Pokphand Foods PCL(4)	4,153,900	3,093,992
CP ALL PCL(4)	2,981,100	2,981,519
Delta Electronics (Thailand) PCL(4)	1,087,100	885,813
Electricity Generating PCL(4)	207,400	552,586
Glow Energy PCL(4)	695,700	868,810
Hana Microelectronics PCL(4)	888,200	765,491
IRPC PCL(4)	5,180,100	623,728
Italian-Thai Development PCL(1)(4)	1,858,000	166,100
Kasikornbank PCL(4)	756,100	2,443,129
Khon Kaen Sugar Industry PCL	897,000	319,802
Krung Thai Bank PCL(4)	1,482,000	597,912
L.P.N. Development PCL(4)	400,000	114,057
Land & Houses PCL	1,242,800	218,035
Land & Houses PCL(4)	1,350,700	241,288
Minor International PCL(4)	2,325,270	794,199
Precious Shipping PCL(4)	258,800	148,465
Pruksa Real Estate PCL(4)	450,000	333,587
PTT Aromatics & Refining PCL(4)	587,652	425,496
PTT Chemical PCL(4)	308,800	971,031
PTT Exploration & Production PCL(4)	725,800	3,359,574
PTT PCL(4)	524,460	4,155,072
Quality House PCL(4)	2,038,700	144,546
Ratchaburi Electricity Generating Holding PCL(4)	463,700	535,552
Sahaviriya Steel Industries PCL(1)	5,208,300	258,639
Samart Corp. PCL	366,600	78,500
Siam Cement PCL(4)	184,500	1,615,843
Siam City Bank PCL(1)(4)	516,300	513,596
Siam City Cement PCL(4)	47,690	335,858
Siam Commercial Bank PCL(4)	940,000	2,596,477
Siam Makro PCL(4)	35,000	125,817
Sino Thai Engineering & Construction PCL(4)	2,479,500	535,081
Thai Airways International PCL(4)	642,900	689,750
Thai Beverage PCL	5,990,000	1,255,442
Thai Oil PCL(4)	712,500	974,061
Thai Tap Water Supply Co., Ltd	3,598,200	549,054
Thai Union Frozen Products PCL(4)	612,700	935,829
Thanachart Capital PCL(4)	263,400	245,508
Thoresen Thai Agencies PCL(4)	424,160	315,056
TMB Bank PCL(1)(4)	8,975,900	546,033
Total Access Communication PCL	688,100	985,888
TPI Polene PCL	432,000	175,729
True Corp. PCL(1)(4)	7,601,500	1,038,587

		$50,904,870

Security	Shares	Value
Turkey — 3.1%
Adana Cimento Sanayii TAS	93,019	$306,140
Akbank TAS	666,333	3,688,478
Akcansa Cimento AS	16,400	80,097
Akenerji Elektrik Uretim AS(1)	105,255	227,100
Aksa Akrilik Kimya Sanayii AS	60,209	102,267
Aksigorta AS	40,300	51,050
Anadolu Efes Biracilik ve Malt Sanayii AS	157,739	1,988,081
Arcelik AS	205,854	1,016,045
Asya Katilim Bankasi AS	300,000	749,095
Aygaz AS	27,013	119,072
BIM Birlesik Magazalar AS	53,260	1,634,649
Cimsa Cimento Sanayi ve Ticaret AS	18,200	113,129
Coca-Cola Icecek AS	37,700	393,345
Dogan Sirketler Grubu Holding AS	1,219,509	881,943
Dogan Yayin Holding AS(1)	115,304	118,578
Eczacibasi Ilac Sanayi ve Ticaret AS	127,500	195,256
Enka Insaat ve Sanayi AS	401,314	1,477,195
Eregli Demir ve Celik Fabrikalari TAS(1)	701,481	1,955,624
Ford Otomotiv Sanayi AS	24,800	184,400
Haci Omer Sabanci Holding AS	290,618	1,349,664
Hurriyet Gazetecilik ve Matbaacilik AS	128,238	133,682
Ihlas Holding AS(1)	299,200	128,731
Is Gayrimenkul Yatirim Ortakligi AS	136,465	141,170
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	570,360	227,053
KOC Holding AS	811,634	3,199,882
Koza Davetiyeleri(1)	123,000	308,238
Mondi Tire Kutsan Kagit ve Ambalas Sanayii AS(1)	225,000	236,877
Petkim Petrokimya Holding AS(1)	582,661	846,365
Petrol Ofisi AS(1)	93,978	398,942
Sekerbank TAS	195,000	210,902
TAV Havalimanlari Holding AS(1)	85,000	360,587
Tekfen Holding AS	157,717	527,811
Tofas Turk Otomobil Fabrikasi AS	117,700	449,188
Trakya Cam Sanayii AS(1)	150,791	217,951
Tupras-Turkiye Petrol Rafinerileri AS	100,170	2,278,850
Turcas Petrolculuk AS	30,939	107,713
Turk Hava Yollari Anonim Ortakligi (THY) AS(1)	366,285	1,059,306
Turk Sise ve Cam Fabrikalari AS(1)	541,112	678,101
Turk Telekomunikasyon AS	321,000	1,202,757
Turkcell Iletisim Hizmetleri AS	551,000	3,211,212
Turkiye Garanti Bankasi AS	965,000	4,992,650
Turkiye Halk Bankasi AS	155,500	1,259,503
Turkiye Is Bankasi	829,807	3,111,191
Turkiye Sinai Kalkinma Bankasi AS	256,666	351,154
Turkiye Vakiflar Bankasi TAO	336,200	909,133
Ulker Gida Sanayi ve Ticaret AS	140,959	403,661
Yapi ve Kredi Bankasi AS(1)	340,385	1,033,716
Yazicilar Holding AS	21,200	143,509
Zorlu Enerji Elektrik Uretim AS(1)	91,054	158,133

		$44,919,176

United Arab Emirates — 1.5%
Aabar Petroleum Investments Co. (PJSC)(1)	2,497,440	$1,305,513
Abu Dhabi Commercial Bank (PJSC)(1)	1,500,000	699,200
Abu Dhabi National Hotels	576,200	478,474
Air Arabia	4,942,600	1,130,023
Ajman Bank (PJSC)(1)	634,400	131,590
Aldar Properties (PJSC)	1,381,700	912,613
Amlak Finance (PJSC)(1)	227,500	47,507
Arabtec Holding Co.(1)	1,528,400	729,985
Aramex (PJSC)(1)	982,500	457,217

Security	Shares	Value
Dana Gas(1)	11,398,490	$2,395,227
DP World, Ltd.	6,625,728	3,208,820
Dubai Financial Market	2,201,500	861,356
Dubai Investments (PJSC)	1,391,777	311,182
Dubai Islamic Bank (PJSC)	1,080,697	571,220
Emaar Properties (PJSC)(1)	3,638,700	3,182,367
Emirates NBD (PJSC)	381,700	261,060
First Gulf Bank (PJSC)	272,800	1,077,884
Gulf Navigation Holding	1,850,000	247,279
Islamic Arabic Insurance Co.(1)	860,000	201,917
National Bank of Abu Dhabi (PJSC)	439,395	1,347,995
National Central Cooling Co. (Tabreed)(1)	743,356	74,425
Ras Al Khaimah Cement Co.	327,000	63,631
Ras Al Khaimah Co.	490,450	145,924
Ras Al Khaimah Properties (PJSC)(1)	1,144,000	123,572
Sorouh Real Estate Co.(1)	848,925	396,134
Union National Bank(1)	625,240	506,191
Waha Capital (PJSC)	1,217,590	200,135

		$21,068,441

Vietnam — 0.6%
FPT Corp.	232,133	$939,448
Gemadept Corp.	60,000	120,298
Hagl JSC(1)	156,000	667,070
HCM City Infrastructure Investment JSC	130,000	261,950
Hoa Phat Group JSC	267,000	501,185
Kinh Bac City Development Share Holding Corp.(1)	202,500	377,994
Kinhdo Corp.	88,750	242,345
PetroVietnam Drilling and Well Services JSC(1)	268,333	648,111
PetroVietnam Fertilizer and Chemical JSC	252,300	408,958
Pha Lai Thermal Power JSC	136,990	105,645
Saigon Securities, Inc.	548,600	942,647
Song Da Urban & Industrial Zone Investment and Development JSC	153,250	594,911
Tan Tao Investment Industry Co.(1)	220,800	254,090
Vietnam Construction and Import-Export JSC	190,900	401,805
Vietnam Dairy Products JSC	230,990	1,107,103
Vincom JSC(1)	129,445	462,894
Vinh Son - Song Hinh Hydropower JSC	195,000	126,748

		$8,163,202

Total Common Stocks (identified cost $1,220,571,895)		$1,400,121,868

Convertible Bonds — 0.0%(5)

	Principal
Security	Amount		Value
Oman — 0.0%(5)
Bank Muscat SAOG, 7.00%, 3/20/14	OMR	10,672	$28,828

Total Convertible Bonds (identified cost $0)			$28,828

Equity-Linked Securities(6) — 0.8%

Security	Maturity Date	Shares	Value
Saudi Arabia — 0.7%
Al Abdullatif Industrial Investment Co.(7)	7/6/12	24,300	$189,530
Al Rajhi Bank(7)	4/30/12	46,993	988,366
Alinma Bank(1)(7)	6/4/12	156,100	458,911
Almarai Co., Ltd.(7)	3/27/12	10,400	541,465

Security	Maturity Date	Shares	Value
Arab National Bank(7)	6/4/12	15,700	$162,643
Bank Albilad(1)(7)	9/21/12	38,000	197,843
Banque Saudi Fransi(7)	4/30/12	16,484	199,775
Dar Al Arkan Real Estate Development(7)	8/13/12	58,000	178,243
Etihad Etisalat Co.(7)	4/2/12	69,762	997,544
Fawaz Abdulaziz Alhokair Co.(7)	4/4/12	20,000	248,787
Jabal Omar Development Co.(1)(7)	5/3/13	61,100	296,931
Jarir Marketing Co.(7)	6/4/12	6,500	283,602
Mobile Telecommunications Co.(1)(7)	6/4/12	72,000	159,829
National Industrialization Co.(7)	5/14/12	41,030	306,888
Rabigh Refining and Petrochemicals Co.(1)(7)	4/2/12	21,500	147,052
Riyad Bank(7)	6/11/12	32,800	253,203
Sahara Petrochemical Co.(1)(7)	11/26/12	46,000	227,840
Samba Financial Group(7)	4/30/12	28,908	467,321
Saudi Arabian Amiantit Co.(7)	6/25/12	53,100	243,894
Saudi Arabian Fertilizer Co.(7)	6/4/12	6,650	238,279
Saudi Basic Industries Corp.(7)	3/26/12	46,896	1,080,113
Saudi British Bank(1)(7)	10/2/12	16,800	198,230
Saudi Cable Co.(7)	9/21/12	30,000	114,194
Saudi Cement Co.(7)	8/13/12	15,300	181,958
Saudi Electricity Co.(7)	6/25/12	138,400	517,588
Saudi Industrial Investment Group(7)	6/11/12	40,000	186,390
Saudi International Petrochemicals Co.(7)	9/21/12	37,000	212,369
Saudi Kayan Petrochemical Co.(1)(7)	6/4/12	49,000	228,328
Saudi Telecom Co.(7)	5/21/12	44,200	457,888
Savola(7)	4/20/12	61,000	566,050
Yanbu National Petrochemicals Co.(1)(7)	1/7/13	23,900	239,306

Total Equity-Linked Securities (identified cost $10,276,450)			$10,770,360

Investment Funds — 0.2%

Security	Shares	Value
Vietnam Enterprise Investments, Ltd.(1)	1,359,727	$2,624,273

Total Investment Funds (identified cost $5,689,254)		$2,624,273

Rights(1) — 0.0%(5)

Security	Shares	Value
Douja Promotion Groupe Addoha SA, Exp. 8/12/10	103,508	$24,241
Gemadept Corp., Exp. 9/14/10	60,000	38,165
Medi-Clinic Corp., Ltd., Exp. 8/6/10	5,220	1,603
Unisem(M) Bhd., Exp. 8/16/10	120,900	380

Total Rights (identified cost $0)		$64,389

Warrants(1) — 0.0%(5)

Security	Shares	Value
Kingboard Chemical Holdings, Ltd., Exp. 10/31/12, strike HKD 0.966	12,900	$5,132
Megaworld Corp., Exp. 6/15/15, strike PHP 1.00	495,360	6,525
Minor International PCL, Exp. 5/18/13, strike THB 13.00	232,527	17,723

Total Warrants (identified cost $0)		$29,380

Short-Term Investments — 0.8%

	Principal
	Amount
Security	(000’s omitted)	Value
State Street Bank & Trust Repurchase Agreement, dated 7/30/10, with a maturity date of 8/2/10, an interest rate of 0.01% and repurchase proceeds of $12,071,010; collateralized by $12,055,000 Federal Home Loan Bank, 4.375% due 9/17/10 and a market value of $12,315,388	$12,071	$12,071,000

Total Short-Term Investments (identified cost $12,071,000)		$12,071,000

Total Investments — 99.5% (identified cost $1,248,608,599)		$1,425,710,098

Other Assets, Less Liabilities — 0.5%		$8,058,007

Net Assets — 100.0%		$1,433,768,105

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

HKD	-	Hong Kong Dollar

OMR	-	Omani Rial

PHP	-	Philippine Peso

THB	-	Thailand Baht

(1)		Non-income producing security.

(2)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)		Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(5)		Amount is less than 0.05%.

(6)		Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

(7)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2010, the aggregate value of these securities is $10,770,360 or 0.8% of the Fund’s net assets.

Currency Concentration of Portfolio

	Percentage
Currency	of Net Assets	Value
United States Dollar	12.5%	$178,681,598
Hong Kong Dollar	7.8	111,374,946
Brazilian Real	6.4	92,013,696
South Korean Won	6.2	88,702,097
South African Rand	6.0	86,367,529
Indian Rupee	5.9	84,235,038
Mexican Peso	5.8	83,098,310
New Taiwan Dollar	5.6	80,573,024
Chilean Peso	3.4	49,336,085
Thailand Baht	3.4	48,681,263
Polish Zloty	3.2	45,649,726
Indonesian Rupiah	3.2	45,432,034
New Turkish Lira	3.1	44,919,176
Malaysian Ringgit	3.1	43,822,385
Kuwaiti Dinar	1.6	23,664,470
Hungarian Forint	1.6	23,058,869
Czech Koruna	1.6	23,023,131
Philippine Peso	1.6	22,453,158
Moroccan Dirham	1.5	21,792,461
Qatari Riyal	1.5	21,050,969
Colombian Peso	1.5	20,925,666
Egyptian Pound	1.4	20,072,857
Euro	1.3	19,154,991
United Arab Emirates Dirham	1.2	17,859,621
Other currency, less than 1% each	9.0	129,766,998

Total Investments	99.4%	$1,425,710,098

Industry Classification of Portfolio

	Percentage
Sector	of Net Assets	Value
Financials	25.5%	$365,241,330
Industrials	10.6	151,853,691
Telecommunication Services	10.5	151,065,491
Materials	10.5	150,580,915
Energy	9.1	131,306,113
Consumer Discretionary	7.7	110,894,703
Consumer Staples	7.2	102,661,425
Information Technology	6.3	89,854,256
Utilities	4.7	66,990,701
Diversified	4.4	63,654,777
Health Care	1.9	26,788,826
Other	0.8	12,193,597
Investment Funds	0.2	2,624,273

Total Investments	99.4%	$1,425,710,098

The Fund did not have any open financial instruments at July 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,256,509,323

Gross unrealized appreciation	$253,509,045
Gross unrealized depreciation	(84,308,270)

Net unrealized appreciation	$169,200,775

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Asia/Pacific	$18,600,450	$534,115,782		$0	$552,716,232
Emerging Europe	26,302,055	252,257,936		0	278,559,991
Latin America	283,069,983	13,324		0	283,083,307
Middle East/Africa	97,987,744	187,774,594		—	285,762,338

Total Common Stocks	$425,960,232	$974,161,636	*	$0	$1,400,121,868

Convertible Bonds	$—	$28,828		$—	$28,828
Equity-Linked Securities	—	10,770,360		—	10,770,360
Investment Funds	—	2,624,273		—	2,624,273
Rights	25,844	38,545		—	64,389
Warrants	29,380	—		—	29,380
Short-Term Investments	—	12,071,000		—	12,071,000

Total Investments	$426,015,456	$999,694,642		$0	$1,425,710,098

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Common Stocks
Balance as of October 31, 2009	$0
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	0
Net purchases (sales)	—
Accrued discount (premium)	—
Net transfers to (from) Level 3*	0

Balance as of July 31, 2010	$0

Change in net unrealized appreciation (depreciation) in investments still held as of July 31, 2010	$0

*	Transfers are reflected at the value of the securities at the beginning of the period.

All Level 3 investments held at July 31, 2010 and October 31, 2009 were valued at $0.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Plan of Reorganization

In April 2010, the Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) whereby the Fund would acquire substantially all the assets and assume substantially all the liabilities of Eaton Vance Emerging Markets Fund in exchange for Class A shares of the Fund. The proposed reorganization was approved by the shareholders of Eaton Vance Emerging Markets Fund on August 13, 2010. The reorganization was completed on September 24, 2010.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Mutual Funds Trust

By:	/s/ Thomas E. Faust Jr. Thomas E. Faust Jr.
President

Date:	September 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr. Thomas E. Faust Jr.
President

Date:	September 24, 2010

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	September 24, 2010